Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.3% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$43	$63
Preferred Term Securities Ltd.
5.902% (US0003M + 0.350%) due 03/22/2038 ~	18,069	16,443
6.381% (US0003M + 0.860%) due 07/03/2033 ~	591	547

		17,053

INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	650	637
Times Square Hotel Trust 8.528% due 08/01/2026	2,150	2,126

		2,763

Total Corporate Bonds & Notes (Cost $20,391)		19,816

U.S. GOVERNMENT AGENCIES 49.8%
Fannie Mae
0.850% due 11/25/2049 •(a)	556	71
3.000% due 05/01/2052	3,926	3,462
3.600% due 11/01/2034 •	1	1
3.673% due 01/01/2035 •	3	3
3.714% due 02/01/2035 •	2	2
3.744% due 09/01/2033 •	12	12
3.825% due 10/01/2034 •	2	2
3.878% due 09/01/2033 •	3	3
3.990% due 12/01/2036 •	2	2
4.000% due 09/01/2033 •	6	5
4.000% due 11/25/2033 - 01/01/2059	1,432	1,364
4.008% due 03/01/2035 •	5	5
4.045% due 06/01/2033 •	3	3
4.065% due 03/01/2035 •	5	5
4.074% due 01/01/2037 •	3	3
4.077% due 12/01/2036 •	4	4
4.117% due 02/01/2035 •	3	3
4.173% due 12/01/2035 •	2	2
4.198% due 04/01/2036 •	8	8
4.230% due 08/01/2035 •	1	1
4.241% due 11/01/2032 •	11	11
4.245% due 09/01/2030 •	7	7
4.247% due 10/01/2032 •	4	4
4.285% due 11/01/2034 •	6	6
4.288% due 03/01/2035 •	2	2
4.318% due 03/01/2033 •	1	1
4.375% due 03/01/2029 - 09/01/2032 •	14	14
4.376% due 07/01/2033 •	2	2
4.500% due 04/01/2032 •	9	9
4.510% due 04/01/2034 •	1	1
4.567% due 05/01/2036 •	3	3
4.644% due 07/01/2033 •	2	2
4.944% due 03/01/2044 - 10/01/2044 •	21	20
4.991% due 05/01/2034 •	9	9
5.000% due 11/25/2032	433	427
5.007% due 04/01/2033 •	4	4
5.036% due 07/25/2037 •	553	536
5.081% due 05/01/2036 •	4	4
5.103% due 03/25/2036 •	7	7
5.144% due 10/01/2040 •	12	11
5.264% due 06/01/2033 •	53	53
5.378% due 08/25/2031 •	33	31
5.389% due 11/01/2035 •	1	1
5.465% due 05/01/2033 •	8	8
5.500% due 09/25/2035 - 02/01/2053	11,141	11,191
5.593% due 07/01/2035 •	2	2
5.746% due 11/18/2031 •	1	1
5.800% due 11/25/2031 •	16	16
6.150% due 12/25/2023 - 04/25/2032 •	2	2
6.246% due 04/01/2036 •	1	1

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.333% due 02/01/2033 •	17	17
6.500% due 06/25/2028 - 07/01/2053	12,217	12,486
7.000% due 07/25/2042	3	3
8.500% due 01/25/2025 - 11/01/2030	3	3
Fannie Mae, TBA
5.500% due 09/01/2053	93,200	92,741
6.000% due 08/01/2053	349,600	352,632
6.500% due 08/01/2053	9,200	9,388
Freddie Mac
0.637% due 01/25/2034 ~(a)	86,223	3,082
0.929% due 03/25/2034 ~(a)	67,861	3,731
2.187% due 09/25/2023 •	1	1
3.000% due 09/01/2046 - 05/01/2052	17,407	15,492
3.500% due 07/01/2046 - 02/01/2048	138	128
3.622% due 09/01/2035 •	3	3
3.927% due 01/01/2035 •	2	2
3.987% due 01/01/2035 •	5	4
4.000% due 10/15/2033 - 12/01/2042	2,277	2,170
4.032% due 02/01/2035 •	3	3
4.090% due 09/01/2035 •	1	1
4.117% due 07/01/2037 •	1	1
4.208% due 10/01/2034 •	5	5
4.237% due 02/01/2035 •	8	8
4.300% due 03/01/2028 •	2	2
4.315% due 09/01/2033 •	8	8
4.355% due 12/01/2033 •	12	12
4.362% due 11/01/2034 •	3	3
4.375% due 11/01/2034 •	10	10
4.437% due 01/01/2035 •	2	2
4.454% due 03/01/2034 •	8	8
4.484% due 02/01/2035 •	8	8
4.520% due 02/01/2036 •	1	1
4.568% due 03/01/2032 •	12	12
4.577% due 09/01/2028 •	2	2
4.583% due 04/01/2032 •	19	19
4.598% due 04/01/2033 •	1	1
4.785% due 04/01/2034 •	4	4
5.000% due 02/15/2036	98	97
5.176% due 10/25/2044 - 02/25/2045 •	1,097	1,009
5.280% due 08/25/2031 •	29	29
5.376% due 07/25/2044 •	232	215
5.443% due 10/15/2032 •	3	3
5.500% due 05/15/2036 - 05/01/2053	39,375	39,211
5.543% due 12/15/2029 •	4	4
5.643% due 12/15/2031 •	1	1
5.743% due 08/15/2031 •	4	4
5.788% due 08/01/2031 •	7	7
6.105% due 05/01/2026 •	2	2
6.500% due 07/25/2043 - 07/01/2053	64,326	65,726
7.000% due 06/15/2029	4	4
7.500% due 01/15/2031	1	1
Ginnie Mae
2.625% due 07/20/2029 - 09/20/2033 •	20	19
2.750% (H15T1Y + 1.500%) due 10/20/2026 ~	5	4
2.750% due 12/20/2027 - 10/20/2033 •	11	10
2.875% due 05/20/2030 - 05/20/2032 •	15	15
3.000% due 05/20/2030 - 07/20/2030 •	21	21
3.625% due 01/20/2027 - 02/20/2030 •	13	13
5.544% due 02/20/2061 •	159	158
5.844% due 09/20/2063 •	661	660
Ginnie Mae, TBA
2.000% due 08/01/2053	3,000	2,524
2.500% due 08/01/2053	3,600	3,120
3.000% due 08/01/2053	2,200	1,968
3.500% due 08/01/2053	57,300	52,953
4.000% due 08/01/2053	6,200	5,871
4.500% due 08/01/2053	3,400	3,283
5.000% due 07/01/2053	2,500	2,457
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 10/01/2046	4,626	4,362
3.500% due 03/01/2040 - 05/01/2052	20,530	18,968
4.000% due 08/01/2038 - 03/01/2049	13,667	13,081
5.500% due 01/01/2053 - 06/01/2053	27,045	26,931
6.500% due 12/01/2052 - 02/01/2053	86,341	88,218
8.500% due 11/01/2025 - 06/01/2030	5	5
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2038 - 08/01/2053	30,300	25,791
3.000% due 07/01/2038 - 08/01/2053	252,040	225,412
3.500% due 08/01/2053	348,771	318,185
4.000% due 08/01/2053	335,950	315,570
4.500% due 08/01/2053	70,100	67,433
5.000% due 08/01/2053 - 09/01/2053	108,900	106,731
5.500% due 08/01/2053	215,700	214,638

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.000% due 09/01/2053	95,000	95,779

Total U.S. Government Agencies (Cost $2,225,711)		2,209,833

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
4.000% due 11/15/2042 (h)(j)	49,800	49,504
4.000% due 11/15/2052 (j)	37,800	38,840
U.S. Treasury Notes
2.375% due 05/15/2029 (h)(j)	8,900	8,116

Total U.S. Treasury Obligations (Cost $100,491)		96,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.8%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	4,050	3,774
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,794
280 Park Avenue Mortgage Trust 6.062% due 09/15/2034 •	1,400	1,359
Adjustable Rate Mortgage Trust
5.690% due 11/25/2035 «•	144	138
5.710% due 11/25/2035 «•	334	317
5.710% due 08/25/2036 •	32,175	11,969
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	9,455	8,197
American Home Mortgage Investment Trust 7.504% due 06/25/2045 «•	309	297
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	200	185
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	5,289	4,246
1.483% due 10/25/2048 ~	6,954	5,631
1.637% due 10/25/2048 ~	3,527	2,854
Ashford Hospitality Trust
6.219% due 04/15/2035 •	12,550	12,270
6.769% due 06/15/2035 •	3,100	3,007
7.169% due 06/15/2035 •	2,300	2,204
8.069% due 06/15/2035 •	3,200	3,028
BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/2033	1,450	1,348
4.227% due 08/10/2038 ~	1,655	1,455
6.250% due 04/15/2036 •	3,500	3,462
6.393% due 03/15/2034 •	900	888
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	1,577	1,307
Banc of America Funding Trust
2.913% due 10/20/2046 ^~	169	137
3.758% due 10/26/2036 ~	78,290	71,198
4.287% due 09/20/2046 ^~	449	429
4.416% due 01/20/2047 ^~	5	5
5.537% due 10/20/2036 •	2,677	2,138
5.832% due 04/20/2035 «•	149	143
Banc of America Mortgage Trust
3.829% due 10/25/2035 ^«~	213	193
4.122% due 12/25/2033 «~	37	34
4.213% due 11/25/2033 «~	9	9
4.744% due 06/25/2035 «~	226	194
5.028% due 06/25/2034 «~	102	95
BCAP LLC Trust 7.550% due 10/25/2047 •	14,255	11,885
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	39	25
2.785% due 11/25/2030 ~	52	49
2.851% due 02/25/2035 «~	135	124
3.250% due 02/25/2033 «~	1	1
3.691% due 04/25/2034 «~	37	31
3.887% due 05/25/2047 ^~	222	199
3.907% due 01/25/2034 ~	20	19
4.096% due 05/25/2034 «~	28	23
4.511% due 05/25/2033 «~	78	73
4.609% due 11/25/2034 ~	91	82
4.730% due 08/25/2035 ~	477	436
6.554% due 02/25/2036 ^«~	50	46
Bear Stearns ALT-A Trust
3.759% due 04/25/2035 ~	16	16
3.950% due 02/25/2036 ^~	2,170	1,517
4.116% due 08/25/2036 ^~	954	499
4.164% due 08/25/2036 ^~	1,514	1,000
4.318% due 11/25/2035 ^~	704	359
4.365% due 01/25/2036 ^~	644	587
4.622% due 12/25/2033 «~	142	133
4.636% due 07/25/2035 ~	7,778	5,452
6.875% due 09/25/2034 •	2,668	2,405
Bear Stearns Asset-Backed Securities Trust
5.400% due 07/25/2036 •	11,121	8,217

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.500% due 01/25/2034 þ	20	17
5.500% due 06/25/2034 þ	195	188
5.500% due 12/25/2035 «	53	33
5.750% due 10/25/2033 «þ	102	101
Bear Stearns Mortgage Securities, Inc. 3.160% due 06/25/2030 «~	2	2
Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~	2,595	1,957
4.098% due 01/26/2036 ^~	1,809	1,449
BellaVista Mortgage Trust
5.657% due 05/20/2045 •	1,308	866
5.890% due 02/25/2035 •	2,166	1,428
Benchmark Mortgage Trust 3.094% due 04/15/2054 ~	8,809	5,766
BX Commercial Mortgage Trust
5.864% due 06/15/2038 •	1,297	1,264
5.882% due 10/15/2038 •	278	270
6.044% due 11/15/2038 •	13,278	12,961
6.137% due 01/17/2039 •	2,150	2,093
BX Trust
3.202% due 12/09/2041	2,726	2,336
6.061% due 02/15/2036 •	5,000	4,851
Chase Mortgage Finance Trust
3.500% due 06/25/2062	3,921	3,519
3.938% due 12/25/2035 ^~	617	528
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.146% due 01/25/2035 ~	362	330
CIM Trust
3.000% due 01/25/2061 ~	3,670	3,309
3.750% due 12/25/2061 ~	11,865	10,927
5.000% due 05/25/2062	1,765	1,710
5.500% due 08/25/2064 ~	25,016	24,695
6.639% due 12/25/2067	1,300	1,299
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	11,819	11,287
3.209% due 05/10/2049	700	649
6.148% due 12/15/2036 •	9,200	9,063
6.468% due 12/15/2036 •	3,153	3,097
Citigroup Global Markets Mortgage Securities, Inc.
5.650% due 05/25/2032 «•	19	18
8.500% due 05/25/2032 «	69	67
Citigroup Mortgage Loan Trust
3.915% due 05/25/2042 ~	593	541
4.418% due 08/25/2035 ~	88	86
5.280% due 06/25/2036 •	583	548
5.410% due 10/25/2035 •	11	10
5.480% due 12/25/2034 «•	61	55
5.650% due 09/25/2036 •	3,214	3,033
5.950% due 08/25/2035 ^•	62	60
6.430% due 09/25/2035 •	171	168
6.470% due 11/25/2035 •	212	210
6.980% due 05/25/2035 •	3	3
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	940	830
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	800	746
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •	6,900	6,721
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	8,034	7,660
4.550% due 04/25/2067 ~	11,008	10,611
Commercial Mortgage Trust 3.545% due 02/10/2036	3,800	3,454
Community Program Loan Trust 4.500% due 04/01/2029	5	5
Countrywide Alternative Loan Trust
3.554% due 08/25/2035 ~	2,229	2,076
4.816% due 03/25/2047 ^•	2,283	1,933
4.976% due 02/25/2036 •	484	443
5.226% due 11/25/2047 ^•	3,296	2,720
5.337% due 02/20/2047 ^•	1,321	1,030
5.352% due 12/20/2046 ^•	6,046	5,067
5.356% due 11/25/2047 ^•	6,011	4,963
5.357% due 07/20/2046 ^•	468	376
5.400% due 05/25/2035 «•	78	56
5.470% due 07/25/2036 «•	7	0
5.470% due 02/25/2047 •	371	338
5.500% due 05/25/2035 ^•	144	126
5.500% due 11/25/2035 ^	742	441
5.500% due 03/25/2036 ^	63	27
5.530% due 07/25/2046 •	2,329	2,016
5.530% due 09/25/2046 ^•	213	200
5.550% due 06/25/2037 •	567	510
5.577% due 03/20/2046 •	218	179
5.650% due 06/25/2035 •	1,360	1,203
5.690% due 02/25/2036 •	72	60

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.710% due 12/25/2035 •	376	339
5.730% due 02/25/2036 ^•	190	168
5.750% due 04/25/2047 ^	365	210
5.770% due 10/25/2035 «•	89	87
5.803% due 11/20/2035 •	126	117
5.810% due 10/25/2035 •	2,651	1,900
6.170% due 03/25/2037 ^•	256	146
6.250% due 12/25/2033 «	10	10
6.500% due 11/25/2031 «	21	21
6.690% due 11/25/2035 •	1,739	1,413
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% due 07/19/2033 «~	47	43
3.864% due 02/20/2035 ~	34	34
3.871% due 05/19/2033 «~	7	6
4.010% due 06/19/2031 «~	1	1
4.198% due 02/25/2034 «~	18	17
4.278% due 02/19/2034 «~	7	6
4.306% due 02/19/2034 «~	8	7
5.630% due 03/25/2036 •	9,334	8,567
5.730% due 04/25/2035 «•	12	11
5.750% due 03/25/2035 •	23	16
5.790% due 03/25/2035 •	1,569	1,429
5.830% due 02/25/2035 •	45	38
5.850% due 02/25/2035 •	349	305
5.910% due 02/20/2036 ^•	45	38
5.930% due 02/25/2035 •	64	56
6.000% due 11/25/2037 ^«	92	50
6.070% due 09/25/2034 «•	56	46
6.537% due 02/20/2036 ^•	110	101
Credit Suisse First Boston Mortgage Securities Corp.
2.618% due 12/25/2032 ^«~	27	22
4.089% due 12/25/2033 «~	274	260
4.311% due 06/25/2033 «~	99	90
5.449% due 03/25/2032 ~	51	47
5.750% due 04/25/2033 «	6	5
6.250% due 07/25/2035 «	145	138
6.300% due 09/25/2034 ^•	398	524
7.000% due 02/25/2033 «	10	10
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.260% due 07/25/2033 «~	4	4
4.740% due 10/25/2033 «~	37	35
5.500% due 11/25/2035 «	142	106
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	4,805	4,453
3.910% due 02/27/2036 ~	3,975	2,829
5.750% due 12/26/2035	173	126
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	189	117
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	11,115	10,252
2.000% due 01/25/2060 ~	7,014	5,928
2.215% due 11/25/2061 ~	858	818
2.257% due 08/15/2037	1,173	1,051
2.750% due 01/25/2060	9,795	6,943
2.750% due 01/25/2060 ~	5,626	4,236
3.037% due 12/26/2059 ~	599	597
3.250% due 01/25/2060	7,373	5,287
3.250% due 01/25/2060 ~	3,775	2,736
3.561% due 01/25/2060 ~	3,343	2,304
3.904% due 04/25/2062	1,015	933
6.543% due 10/15/2037 •	1,000	963
DC Office Trust 2.965% due 09/15/2045	2,205	1,747
Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	1,974	1,836
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.510% due 01/25/2047 •	3,990	3,799
Downey Savings & Loan Association Mortgage Loan Trust 4.916% due 04/19/2046 •	261	231
Extended Stay America Trust 6.274% due 07/15/2038 •	55,897	54,859
First Horizon Alternative Mortgage Securities Trust
4.386% due 03/25/2035 ~	93	58
5.184% due 09/25/2034 «~	307	273
6.084% due 07/25/2035 ~	3,450	3,139
6.227% due 06/25/2034 ~	794	746
GCAT LLC 2.981% due 09/25/2025 þ	317	310
GMAC Mortgage Corp. Loan Trust 5.250% due 05/25/2035 «~	6	5
GreenPoint Mortgage Funding Trust
5.570% due 04/25/2036 •	100	86
5.610% due 06/25/2045 •	7,965	5,867
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	6,797
3.924% due 10/10/2032	13,300	12,759

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.290% due 12/15/2036 •	4,500	4,430
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,830
GSMPS Mortgage Loan Trust
5.500% due 09/25/2035 •	16,119	13,640
5.500% due 01/25/2036 •	20,543	16,745
7.000% due 06/25/2043	346	351
8.000% due 09/19/2027 «~	163	149
GSR Mortgage Loan Trust
3.914% due 04/25/2035 ~	296	270
3.935% due 01/25/2036 ^~	123	120
4.567% due 04/25/2035 «~	293	273
4.662% due 09/25/2035 ~	18	18
5.500% due 01/25/2034 «•	2	2
6.000% due 03/25/2032 «	1	1
HarborView Mortgage Loan Trust
3.855% due 11/19/2034 «~	4	4
4.383% due 08/19/2034 «~	63	57
4.423% due 06/19/2045 ^•	231	118
4.596% due 12/19/2035 ^~	3	3
5.537% due 01/19/2038 •	22,758	21,074
5.537% due 02/19/2046 •	196	163
5.567% due 12/19/2036 •	964	805
5.597% due 05/19/2035 •	587	538
5.626% due 03/19/2036 ^•	151	137
5.637% due 06/19/2035 •	3,935	3,757
5.637% due 12/19/2036 ^•	7,117	6,996
5.857% due 01/19/2035 •	12	11
6.057% due 06/20/2035 «•	138	123
Hilton USA Trust
2.828% due 11/05/2035	6,500	6,039
3.719% due 11/05/2038	1,000	926
HomeBanc Mortgage Trust 5.885% due 10/25/2035 •	8,766	8,281
Impac CMB Trust 6.050% due 10/25/2033 «•	3	3
Impac Secured Assets Trust 5.850% due 05/25/2036 •	13	11
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 «~	3	2
IndyMac INDX Mortgage Loan Trust
3.261% due 06/25/2036 ~	1,668	1,106
3.367% due 06/25/2036 ~	754	600
3.627% due 02/25/2036 ~	3,467	2,472
4.209% due 06/25/2034 ~(a)(b)	1,457	1,161
5.330% due 07/25/2037 •	6,018	5,354
5.390% due 07/25/2036 •	13,574	12,801
5.450% due 06/25/2037 ^•	107	42
5.530% due 09/25/2046 •	358	309
5.610% due 07/25/2046 •	1,137	1,378
5.630% due 04/25/2035 •	87	73
5.710% due 03/25/2035 «•	11	10
5.790% due 02/25/2035 •	584	519
5.790% due 07/25/2045 •	3,470	2,746
5.950% due 11/25/2034 •	2,246	2,014
6.370% due 09/25/2034 «•	69	59
JP Morgan Alternative Loan Trust
5.630% due 07/25/2036 •	14,666	13,089
5.630% due 11/25/2036 •	4,008	3,356
5.660% due 06/27/2037 •	1,176	853
5.710% due 06/25/2037 •	33,247	13,831
6.294% due 06/27/2037 ~	13,725	5,931
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	14,227
2.713% due 08/15/2049	6,200	5,872
3.648% due 12/15/2049 ~	300	278
4.549% due 07/05/2033	23,176	20,467
6.243% due 02/15/2035 •	5,494	5,415
6.643% due 12/15/2031 •	476	425
6.663% due 07/05/2033 •	3,239	2,934
JP Morgan Mortgage Trust
3.585% due 10/25/2035 ^«~	28	21
4.145% due 04/25/2035 «~	2	2
4.247% due 10/25/2035 ~	67	58
4.323% due 06/25/2035 «~	50	40
5.000% due 07/25/2036 «	248	123
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	2,075	1,894
1.750% due 07/25/2061 þ	8,705	8,184
1.875% due 10/25/2068 þ	4,035	3,715
1.892% due 10/25/2066 þ	2,053	1,923
1.991% due 09/25/2060 ~	447	440
2.250% due 07/25/2067 þ	2,343	2,177
Lehman Mortgage Trust 5.500% due 02/25/2036 ^«	210	106

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Lehman XS Trust
5.510% due 11/25/2035 •	4,539	4,382
5.610% due 04/25/2046 ^•	96	124
Luminent Mortgage Trust 5.570% due 05/25/2036 •	2,502	2,214
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	2,906
MASTR Adjustable Rate Mortgages Trust
4.256% due 07/25/2035 ~	9,628	5,188
5.000% due 12/25/2033 «~	4	4
5.450% due 03/25/2047 •	6,167	5,425
5.480% due 12/25/2034 «•	225	197
6.250% due 09/25/2037 •	3,500	1,521
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.893% due 11/15/2031 •	26	25
Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 «~	7	6
4.120% due 11/25/2035 •	3,200	3,089
4.459% due 08/25/2033 «~	43	3
5.770% due 08/25/2028 •	2	2
5.790% due 10/25/2028 «•	24	22
5.870% due 08/25/2035 •	12,000	11,103
5.890% due 03/25/2028 «•	4	4
MFA Trust
1.947% due 04/25/2065 ~	506	457
3.300% due 08/25/2061 ~	10,143	9,197
4.400% due 03/25/2068	6,502	6,139
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,263
2.500% due 11/25/2060 ~	5,358	4,392
Morgan Stanley Capital Trust 6.193% due 05/15/2036 •	5,347	5,027
Morgan Stanley Mortgage Loan Trust
4.552% due 10/25/2034 «~	17	16
5.410% due 03/25/2036 •	7,393	5,085
Morgan Stanley Re-REMIC Trust 3.156% due 06/26/2047 •	12,508	11,178
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	347	304
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	20,212	18,669
3.250% due 02/25/2059 ~	8,519	7,974
3.500% due 12/25/2057 ~	386	362
4.500% due 05/25/2058 ~	568	542
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,417	2,204
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	6,441
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •	3,865	3,520
OBX Trust
5.949% due 02/25/2063	7,855	7,790
6.100% due 09/25/2062 þ	16,718	16,612
6.113% due 03/25/2063	4,399	4,372
6.567% due 06/25/2063	3,600	3,599
One Market Plaza Trust 3.614% due 02/10/2032	3,200	2,963
One New York Plaza Trust 6.143% due 01/15/2036 •	9,700	9,206
ONE Park Mortgage Trust 5.961% due 03/15/2036 •	2,600	2,461
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.125% due 07/25/2035 •	6,091	5,997
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ	11,134	10,597
RBS Acceptance, Inc. 5.057% due 06/25/2024 «~	1	1
Residential Accredit Loans, Inc. Trust
4.113% due 09/25/2034 «~	4	3
4.398% due 10/25/2037 ~	798	709
5.510% due 11/25/2036 •	6,703	4,078
5.530% due 04/25/2046 •	1,126	997
5.550% due 10/25/2046 •	7,384	6,933
6.000% due 12/25/2035	3,006	2,704
6.500% due 10/25/2036 ^	1,350	1,151
6.500% due 10/25/2036	19,855	16,928
Residential Asset Securitization Trust
5.500% due 04/25/2035 ^•	531	289
5.500% due 10/25/2048 «	2	2
5.600% due 02/25/2034 «•	16	14
6.000% due 08/25/2036	6,021	3,024
6.250% due 08/25/2036	1,775	1,230
6.500% due 04/25/2037 ^	4,342	1,255
Residential Funding Mortgage Securities, Inc. Trust
4.342% due 09/25/2035 ~	4,886	3,174
5.398% due 02/25/2036 ^«~	32	26

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

RESIMAC Bastille Trust 6.093% due 09/05/2057 •	277	277
RiverView HECM Trust 5.790% due 05/25/2047 •	7,748	7,520
SACO Trust 7.000% due 08/25/2036 «	2	2
Sequoia Mortgage Trust
3.271% due 01/20/2047 ^~	348	230
5.139% due 06/20/2034 ~	42	37
5.467% due 11/20/2034 «•	17	15
5.617% due 02/20/2035 •	453	405
5.708% due 02/20/2034 •	65	58
5.846% due 10/19/2026 «•	14	13
5.917% due 10/20/2027 «•	3	3
5.931% due 05/20/2034 •	173	161
5.957% due 10/20/2027 •	6	6
6.366% due 08/20/2034 «~	46	43
6.517% due 10/20/2027 «•	131	123
6.706% due 09/20/2032 «~	12	11
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	1,800	1,579
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	1,696	1,619
SMRT Commercial Mortgage Trust 6.147% due 01/15/2039 •	23,870	23,158
Structured Adjustable Rate Mortgage Loan Trust
4.154% due 02/25/2036 ^«~	13	12
5.282% due 02/25/2034 «~	26	24
5.376% due 01/25/2035 ^•	339	287
5.376% due 05/25/2035 ^•	375	294
5.701% due 04/25/2034 «~	10	10
5.885% due 06/25/2034 •	208	190
Structured Asset Mortgage Investments Trust
5.300% due 02/25/2037 •	842	759
5.340% due 09/25/2047 •	723	652
5.690% due 08/25/2035 •	4,337	3,877
5.710% due 02/25/2036 ^•	111	93
5.746% due 07/19/2034 «•	311	272
5.770% due 12/25/2035 ^•	13,902	11,300
5.846% due 03/19/2034 «•	88	79
5.986% due 10/19/2033 •	39	37
6.750% due 05/02/2030 «~	64	1
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,066	642
Tharaldson Hotel Portfolio Trust
6.241% due 11/11/2034 •	11,341	11,199
6.591% due 11/11/2034 •	21,467	21,133
6.841% due 11/11/2034 •	10,693	10,447
7.491% due 11/11/2034 •	21,548	20,896
Thornburg Mortgage Securities Trust 3.018% due 09/25/2037 ~	1,852	1,803
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	41,912	36,307
2.250% due 12/25/2061 ~	10,238	9,354
2.710% due 01/25/2060 ~	37,097	34,264
2.900% due 10/25/2059 ~	13,099	12,049
6.150% due 10/25/2059 •	422	418
6.850% due 10/25/2059 •	11,615	11,068
Travelers Mortgage Services, Inc. 1.600% due 08/28/2023 «	2	2
TTAN 6.044% due 03/15/2038 •	1,749	1,712
UBS Commercial Mortgage Trust 6.043% due 02/15/2032 •	15,996	15,755
Verus Securitization Trust
0.820% due 10/25/2063 ~	1,723	1,537
1.057% due 10/25/2063 ~	47	42
1.262% due 10/25/2063 ~	70	63
4.130% due 02/25/2067 þ	7,676	7,043
5.811% due 05/25/2068	2,545	2,525
6.476% due 06/25/2068	1,700	1,699
Wachovia Bank Commercial Mortgage Trust 0.735% due 10/15/2041 ~(a)	30	0
Wachovia Mortgage Loan Trust LLC 4.324% due 10/20/2035 ~	68	65
WaMu Mortgage Pass-Through Certificates Trust
2.588% due 11/25/2041 ~	3	2
3.865% due 09/25/2035 ~	3,323	3,091
4.016% due 03/25/2033 «~	56	52
4.239% due 08/25/2033 «~	5	5
4.470% due 01/25/2033 ~	772	755
4.521% due 06/25/2034 «~	24	22
4.816% due 11/25/2046 •	9,246	7,957
4.976% due 08/25/2046 •	4,902	4,594
5.024% due 08/25/2046 •	3,295	2,716
5.176% due 11/25/2042 •	1	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.376% due 06/25/2042 •	63	58
5.376% due 08/25/2042 •	847	800
5.520% due 05/25/2034 •	17,939	15,931
5.690% due 12/25/2045 •	4,997	4,825
5.730% due 07/25/2045 •	4,389	4,088
5.890% due 11/25/2034 •	96	88
5.930% due 10/25/2044 •	253	233
5.990% due 06/25/2044 •	1,160	1,068
6.130% due 11/25/2034 •	611	562
6.130% due 10/25/2045 •	880	828
6.150% due 07/25/2044 «•	12	11
WaMu Mortgage-Backed Pass-Through Certificates 2.934% due 12/19/2039 «~	130	117
Washington Mutual Mortgage Pass-Through Certificates Trust
4.465% due 12/25/2032 «~	85	81
4.709% due 11/25/2030 «~	6	6
4.726% due 02/25/2047 ^•	12,870	11,299
4.806% due 11/25/2046 •	13,343	11,311
5.750% due 03/25/2033 «	63	53
5.800% due 10/25/2035 «•	347	305
Wells Fargo Mortgage Loan Trust 3.550% due 09/27/2036 ~	616	592
Wells Fargo Mortgage-Backed Securities Trust 4.563% due 12/25/2036 ^~	42	41

Total Non-Agency Mortgage-Backed Securities (Cost $1,377,120)		1,279,219

ASSET-BACKED SECURITIES 56.7%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	1,591	1,470
Aames Mortgage Investment Trust 6.065% due 10/25/2035 •	1,900	1,763
ABFS Mortgage Loan Trust 3.514% due 07/15/2033 þ	553	396
ACAS CLO Ltd. 6.152% due 10/18/2028 •	2,672	2,656
Accredited Mortgage Loan Trust
5.207% due 04/25/2035 •	1,022	1,020
5.410% due 09/25/2036 •	655	644
ACE Securities Corp. Home Equity Loan Trust
5.510% due 10/25/2036	15,629	5,453
5.590% due 01/25/2037 •	23,556	6,003
5.590% due 05/25/2037 •	59,539	10,218
6.050% due 09/25/2033 •	950	909
6.200% due 12/25/2033 •	226	220
6.200% due 07/25/2034 «•	25	23
ACREC LLC 7.321% due 02/19/2038 •	2,900	2,891
AFC Home Equity Loan Trust 5.750% due 06/25/2028 «•	114	109
Allegro CLO Ltd. 6.425% due 10/16/2031 •	5,900	5,844
American Home Mortgage Investment Trust 5.330% due 08/25/2035 «•	4	2
American Money Management Corp. CLO Ltd. 6.231% due 04/14/2029 •	590	590
Ameriquest Mortgage Securities Trust
5.310% due 10/25/2036 •	19,065	5,779
5.390% due 10/25/2036 •	3,163	959
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.165% due 06/25/2034 •	1,984	1,813
6.020% due 10/25/2035 •	15,670	15,060
6.065% due 01/25/2035 •	429	414
6.200% due 11/25/2034 •	12,434	12,192
6.260% due 03/25/2035 •	6,305	6,140
Amortizing Residential Collateral Trust 6.150% due 10/25/2034 •	1,695	1,660
AMSR Trust
1.632% due 07/17/2037	47,000	43,083
2.033% due 07/17/2037	11,000	10,114
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •	4,473	4,445
Apidos CLO 6.190% due 07/17/2030 •	1,978	1,963
Arbor Realty Commercial Real Estate Notes Ltd.
6.189% due 12/15/2035 •	11,500	11,356
6.997% due 05/15/2037 •	33,000	32,588
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.620% due 01/25/2036 •	15,393	14,884
5.885% due 10/25/2035 •	363	353
5.915% due 10/25/2035 •	37,500	33,448
6.275% due 05/25/2034 •	1,231	919
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	2,050	2,000
Asset-Backed Funding Certificates Trust
5.430% due 11/25/2036 •	8,708	5,579

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.630% due 09/25/2036 •	4,060	3,872
5.830% due 04/25/2033 «•	482	442
6.170% due 03/25/2032 «•	222	209
Asset-Backed Securities Corp. Home Equity Loan Trust
5.713% due 06/15/2031 •	111	103
5.855% due 11/25/2035 •	26,423	25,834
6.543% due 04/15/2033 •	19	19
Atlas Senior Loan Fund Ltd. 6.410% due 01/16/2030 •	750	747
BDS Ltd. 6.507% due 12/16/2036 •	11,220	11,006
Bear Stearns Asset-Backed Securities Trust
3.534% due 09/25/2034 •	27	26
4.037% due 07/25/2036 «~	63	61
4.477% due 11/25/2035 ^•	827	776
4.852% due 12/25/2035 •	6,370	6,339
5.092% due 03/25/2035 •	3,000	2,878
5.161% due 01/25/2035 •	3,194	3,151
5.290% due 01/25/2037 •	4,186	4,010
5.470% due 08/25/2036 •	333	317
5.650% due 05/25/2037 •	675	634
5.700% due 10/25/2036 •	17,528	15,994
5.800% due 01/25/2047	6,915	5,234
5.810% due 10/25/2032 «•	15	14
5.885% due 09/25/2035 •	290	288
5.950% due 10/27/2032 •	9	9
6.050% due 12/25/2033 «•	228	212
6.150% due 10/25/2037 •	5,397	4,825
6.150% due 11/25/2042 •	77	75
6.330% due 06/25/2043 •	341	330
6.350% due 10/25/2032 «•	11	10
6.400% due 08/25/2037 •	1,274	1,249
6.650% due 11/25/2042 «•	47	45
6.800% due 11/25/2042 «•	10	13
BNC Mortgage Loan Trust 5.360% due 07/25/2037 •	68,999	62,152
BPCRE Holder LLC 7.491% due 01/16/2037 •	4,800	4,776
BSPRT Issuer Ltd. 6.513% due 12/15/2038 •	24,563	24,102
BXMT Ltd. 6.616% due 11/15/2037 •	23,500	22,463
Carlyle Global Market Strategies CLO Ltd. 6.230% due 04/17/2031 •	1,097	1,087
Carrington Mortgage Loan Trust 6.500% due 07/20/2030 •	7,550	7,522
CDC Mortgage Capital Trust
5.770% due 01/25/2033 «•	4	4
6.200% due 01/25/2033 «•	3	4
Cedar Funding CLO Ltd. 6.360% due 07/17/2031 •	5,000	4,958
Centex Home Equity Loan Trust
4.229% due 06/25/2034 «•	263	244
5.660% due 09/25/2034 «þ	172	170
6.170% due 03/25/2035 •	1,413	1,274
6.185% due 09/25/2034 «•	35	35
Chase Funding Trust
4.537% due 09/25/2032 «	1	1
5.730% due 11/25/2034 «•	2	2
6.050% due 05/25/2033 •	1,070	1,033
Chesapeake Funding LLC
0.870% due 08/15/2032	317	316
5.843% due 08/15/2032 •	317	317
CIFC Funding Ltd. 6.223% due 10/24/2030 •	2,761	2,742
CIT Group Home Equity Loan Trust 5.988% due 12/25/2031 «•	59	57
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •	51	50
Citigroup Mortgage Loan Trust
5.230% due 01/25/2037 •	591	434
5.290% due 01/25/2037 •	11,584	10,500
5.470% due 09/25/2036 •	10,110	8,777
5.555% due 06/25/2037 •	24,348	22,211
5.570% due 08/25/2036 •	9,323	9,103
5.670% due 03/25/2036 •	4,405	3,935
6.050% due 08/25/2035 «þ	226	205
6.129% due 08/25/2035 þ	1,257	1,130
CLNC Ltd. 6.455% due 08/20/2035 •	616	607
College Avenue Student Loans LLC
1.600% due 07/25/2051	9,497	8,235
3.280% due 12/28/2048	9,875	9,025
4.130% due 12/26/2047	5,277	4,957
6.250% due 07/25/2051 •	5,665	5,560
6.350% due 12/26/2047 •	3,867	3,812

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	5,872
CoreVest American Finance Trust 1.358% due 08/15/2053	9,131	8,221
Countrywide Asset-Backed Certificates Trust
3.770% due 12/25/2035 •	9,296	8,900
3.903% due 01/25/2037 •	3,833	3,729
3.962% due 12/25/2034 •	427	399
4.134% due 01/25/2037 •	4,164	4,118
5.125% due 12/25/2034 ~	1,771	1,723
5.290% due 06/25/2035 •	17,530	15,275
5.370% due 06/25/2047 ^•	17,815	16,100
5.430% due 03/25/2047 •	633	624
5.440% due 10/25/2047 •	47,529	41,571
5.450% due 09/25/2046 •	3,459	3,428
5.650% due 04/25/2046 ^•	6,555	6,272
5.735% due 06/25/2036 •	14,975	14,164
5.840% due 04/25/2036 •	5,879	5,669
5.840% due 05/25/2036 •	365	359
5.870% due 05/25/2036 •	50,400	46,411
5.890% due 12/25/2034 •	15	14
5.890% due 08/25/2047 •	610	580
5.930% due 11/25/2034 •	292	278
5.930% due 05/25/2036 •	32,300	26,196
6.050% due 05/25/2032 «•	166	157
6.050% due 06/25/2034 •	874	858
6.125% due 10/25/2034 •	1,068	1,043
6.150% due 09/25/2032 •	134	130
6.245% due 04/25/2036 ^•	5,500	5,168
6.290% due 08/25/2035 •	11,400	11,118
6.547% due 05/25/2036 ^«þ	303	231
Credit Suisse ABS Trust 2.610% due 10/15/2026	2,840	2,771
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •	4	4
Credit-Based Asset Servicing & Securitization LLC
2.817% due 05/25/2036 •	4,860	3,197
3.375% due 12/25/2035 •	1,377	1,225
6.780% due 05/25/2035 þ	211	191
CWHEQ Revolving Home Equity Loan Trust 5.383% due 04/15/2032 «•	76	75
Dryden Senior Loan Fund 6.268% due 04/15/2029 •	975	970
ECMC Group Student Loan Trust
6.150% due 01/27/2070 •	8,088	7,913
6.300% due 11/25/2069 •	6,421	6,337
Ellington Loan Acquisition Trust 6.650% due 05/25/2037 •	2,069	1,982
EMC Mortgage Loan Trust 6.650% due 08/25/2040 «•	141	133
Encore Credit Receivables Trust
5.840% due 07/25/2035 •	363	345
6.080% due 11/25/2035 •	11,430	10,339
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 «þ	99	90
Equity One Mortgage Pass-Through Trust 2.682% due 07/25/2034 «•	3	3
First Franklin Mortgage Loan Trust
5.260% due 12/25/2037 •	43,165	39,512
5.270% due 11/25/2036 •	37,273	32,794
5.400% due 06/25/2036 •	1,970	1,941
5.460% due 11/25/2036 •	25,256	20,105
5.470% due 06/25/2036 •	11,041	10,687
5.825% due 11/25/2035 •	1,494	1,453
5.900% due 12/25/2035 •	17,660	16,789
7.025% due 07/25/2034 •	2,771	2,725
First NLC Trust
5.290% due 08/25/2037 •	26,270	13,470
5.430% due 08/25/2037 •	1,435	736
FirstKey Homes Trust 1.339% due 08/17/2037	3,066	2,784
Fremont Home Loan Trust
5.285% due 10/25/2036 •	32,217	28,374
5.290% due 01/25/2037 •	8,187	4,162
6.005% due 07/25/2034 •	3,567	3,289
Gallatin CLO Ltd. 6.350% due 07/15/2031 •	11,200	10,985
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •	1,450	1,441
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •	721	711
GSAMP Trust
2.288% due 10/25/2036 ^•	5,055	43
5.290% due 12/25/2036 •	820	444
5.600% due 06/25/2036 •	12,943	10,623
5.885% due 09/25/2035 ^•	7,662	7,414

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Halseypoint CLO Ltd.
6.350% due 07/20/2031 •	10,719	10,649
6.749% due 11/30/2032 •	5,300	5,256
HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •	4,492	4,336
Home Equity Asset Trust
5.750% due 11/25/2032 «•	4	3
6.050% due 12/25/2035 •	10,705	10,497
6.065% due 03/25/2035 •	5,376	5,248
6.070% due 02/25/2033 «•	1	1
Home Equity Loan Trust 5.340% due 04/25/2037 •	2,991	2,795
Home Equity Mortgage Loan Asset-Backed Trust 5.310% due 07/25/2037 •	86	46
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^«þ	37	32
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •	10	3
HSI Asset Securitization Corp. Trust
5.350% due 07/25/2036 •	2,171	968
5.690% due 12/25/2035 •	1,075	1,061
5.735% due 01/25/2036 •	1,819	1,769
IMC Home Equity Loan Trust 7.310% due 11/20/2028 «	3	3
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.650% due 07/25/2034 «•	253	237
IXIS Real Estate Capital Trust
5.350% due 01/25/2037 •	14,610	5,312
5.470% due 08/25/2036 •	22,230	6,562
5.610% due 01/25/2037 •	41,215	14,983
Jamestown CLO Ltd. 6.600% due 04/15/2033 •	1,000	986
JP Morgan Mortgage Acquisition Corp.
5.780% due 05/25/2035 •	21,779	19,675
6.125% due 12/25/2035 •	5,000	4,510
6.950% due 07/25/2035 •	10,000	8,906
JP Morgan Mortgage Acquisition Trust
5.310% due 08/25/2036 «•	1	1
5.370% due 08/25/2036 •	598	427
5.430% due 03/25/2047 •	3,507	3,254
5.450% due 03/25/2037 •	3,851	3,459
KKR CLO Ltd. 6.202% due 07/18/2030 •	822	814
LCCM Trust 6.711% due 11/15/2038 •	15,457	15,285
LCM LP 6.135% due 07/19/2027 •	10,791	10,737
LCM Ltd.
6.148% due 07/20/2030 •	18,314	18,216
6.320% due 01/20/2031 •	4,300	4,259
Lehman XS Trust
5.610% due 03/25/2036 •	6,738	6,441
5.630% due 03/25/2037 •	12,203	11,175
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029	1,185	1,167
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	1,564	1,533
LMREC LLC 6.200% due 04/22/2037 •	1,837	1,795
LoanCore Issuer Ltd. 5.981% due 07/15/2035 •	467	457
Long Beach Mortgage Loan Trust
5.450% due 05/25/2036 •	13,759	8,003
5.450% due 09/25/2036 •	1,233	785
5.470% due 11/25/2036 •	13,688	4,363
5.510% due 05/25/2046 •	41,756	13,336
5.710% due 10/25/2034 •	415	386
5.770% due 08/25/2033 •	454	436
6.005% due 07/25/2034 •	119	114
6.200% due 10/25/2034 •	18	18
6.200% due 06/25/2035 •	16,075	15,559
6.575% due 03/25/2032 «•	68	66
Lument Finance Trust, Inc. 6.363% due 06/15/2039 •	1,000	979
Madison Park Funding Ltd. 6.262% due 07/27/2031 •	2,359	2,339
Marathon CLO Ltd. 6.410% due 04/15/2029 •	3,351	3,347
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •	163	163
MASTR Asset-Backed Securities Trust
5.410% due 08/25/2036 •	12,189	6,349
5.900% due 12/25/2034 ^•	300	289
5.975% due 10/25/2034 •	501	477
6.050% due 10/25/2035 •	1,950	1,695

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

MASTR Specialized Loan Trust 6.000% due 05/25/2037 «•	233	28
MERIT Securities Corp. 5.945% due 11/25/2035 •	4,500	4,157
Merrill Lynch First Franklin Mortgage Loan Trust 8.150% due 10/25/2037 •	118	111
Merrill Lynch Mortgage Investors Trust
5.270% due 10/25/2037 ^•	6,017	970
5.310% due 09/25/2037 •	129	28
5.330% due 06/25/2037 •	640	164
MF1 LLC 7.226% due 06/19/2037 •	16,500	16,454
MF1 Ltd.
6.237% due 10/16/2036 •	25,000	24,406
6.316% due 07/16/2036 •	28,718	28,047
6.417% due 02/19/2037 •	26,425	25,838
6.961% due 11/15/2035 •	18,236	18,062
MFA Trust 2.363% due 03/25/2060 þ	1,390	1,325
MKS CLO Ltd. 6.250% due 07/20/2030 •	14,967	14,808
Morgan Stanley ABS Capital, Inc. Trust
5.210% due 05/25/2037 •	78	67
5.250% due 11/25/2036 •	7,913	3,747
5.280% due 01/25/2037 •	56,584	22,399
5.450% due 06/25/2036 •	504	426
5.490% due 03/25/2037 •	19,721	8,715
5.630% due 06/25/2036 •	6,317	5,390
5.645% due 03/25/2036 •	19,079	16,086
5.810% due 11/25/2035 •	7,062	6,738
5.830% due 08/25/2034 •	807	720
6.035% due 11/25/2034 •	1,833	1,712
6.140% due 03/25/2035 •	2,824	2,694
7.150% due 07/25/2037 ^«•	332	251
Morgan Stanley Capital, Inc. Trust
5.690% due 03/25/2036 •	6,044	4,895
5.705% due 01/25/2036 •	7,117	5,495
Morgan Stanley Dean Witter Capital, Inc. Trust
6.500% due 02/25/2033 •	37	36
7.625% due 01/25/2032 «•	83	121
Morgan Stanley Mortgage Loan Trust
5.470% due 11/25/2036 •	564	60
5.670% due 10/25/2036 •	1,264	392
Mountain View CLO LLC 6.350% due 10/16/2029 •	676	672
Mountain View CLO Ltd. 6.380% due 07/15/2031 •	1,500	1,476
Nationstar Home Equity Loan Trust
5.430% due 03/25/2037 •	5,632	5,175
5.705% due 09/25/2036 •	5,483	4,918
Navient Private Education Loan Trust
2.650% due 12/15/2028	35	35
3.910% due 12/15/2045	2,398	2,316
6.643% due 07/16/2040 •	2,889	2,885
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,666	1,506
1.330% due 04/15/2069	531	466
1.690% due 05/15/2069	1,228	1,097
6.193% due 04/15/2069 •	1,911	1,881
Navient Student Loan Trust 6.200% due 12/27/2066 •	8,355	8,276
Nelnet Student Loan Trust
5.950% due 09/25/2065 •	10,121	10,017
6.050% due 06/27/2067 •	21,584	21,206
New Century Home Equity Loan Trust
5.510% due 05/25/2036 •	88	85
5.825% due 02/25/2036 •	8,636	8,302
Newcastle Mortgage Securities Trust
5.735% due 03/25/2036 •	4,604	4,613
5.870% due 03/25/2036 •	7,700	7,238
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.645% due 03/25/2036 •	8,620	7,969
NovaStar Mortgage Funding Trust
5.250% due 03/25/2037 •	10	4
5.885% due 01/25/2036 •	25,000	23,306
5.890% due 02/25/2034 •	8,661	8,498
5.930% due 05/25/2033 «•	1	1
6.250% due 02/25/2034 «	7	7
OCP CLO Ltd. 6.370% due 07/20/2029 •	2,795	2,777
Octagon Investment Partners Ltd. 6.230% due 04/15/2031 •	4,040	4,010
Option One Mortgage Loan Trust
5.690% due 01/25/2036 •	25,000	22,307
5.930% due 02/25/2035 •	586	553
5.945% due 05/25/2034 •	10	10

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Option One Mortgage Loan Trust Asset-Backed Certificates 5.657% due 08/20/2030 «•	1	1
OSD CLO Ltd. 6.130% due 04/17/2031 •	10,548	10,431
OZLM Ltd.
6.270% due 07/17/2029 •	848	846
6.280% due 04/15/2031 •	4,600	4,532
6.348% due 05/16/2030 •	6,590	6,544
6.500% due 07/20/2030 •	1,598	1,592
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	7,614	7,474
2.030% due 10/15/2029	2,751	2,678
4.970% due 01/15/2030	2,212	2,183
Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •	1,691	1,671
6.060% due 10/15/2029 •	3,471	3,435
6.179% due 02/20/2028 •	225	223
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.200% due 10/25/2034 •	6,271	6,133
Popular ABS Mortgage Pass-Through Trust 3.381% due 01/25/2036 ^«þ	174	149
PRET LLC
1.744% due 07/25/2051 þ	3,310	3,066
1.843% due 09/25/2051 þ	29,916	27,305
1.868% due 07/25/2051 þ	4,227	3,876
2.240% due 09/27/2060 þ	880	832
2.487% due 07/25/2051 þ	5,795	5,377
2.487% due 10/25/2051 ~	1,260	1,146
2.487% due 10/25/2051 þ	13,733	12,841
3.721% due 07/25/2051 þ	16,280	15,294
5.240% due 04/25/2052 þ	10,733	10,195
5.927% due 06/25/2052 þ	20,298	19,623
RAAC Trust 8.900% due 12/25/2035 •	1,447	1,457
Rad CLO Ltd. 6.393% due 07/24/2032 •	14,400	14,204
Ready Capital Mortgage Financing LLC 7.463% due 10/25/2039 •	3,600	3,614
Regatta Funding Ltd. 6.510% due 10/17/2030 •	3,067	3,054
Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 «þ	30	29
6.250% due 09/25/2037 •	591	261
6.350% due 08/25/2032 •	569	537
6.390% due 03/25/2033 «•	9	8
Residential Asset Mortgage Products Trust
5.690% due 02/25/2036 •	13,559	12,778
5.750% due 02/25/2036 •	1,379	1,360
5.750% due 05/25/2036 ^•	12,745	11,596
5.930% due 09/25/2035 •	2,450	2,224
Residential Asset Securities Corp. Trust
5.410% due 07/25/2036 •	1,071	1,065
5.420% due 08/25/2036 •	4,985	4,833
5.730% due 06/25/2033 •	447	396
5.795% due 01/25/2036 •	9,620	9,288
6.300% due 06/25/2035 •	3,000	2,908
7.070% due 07/25/2035 •	1,645	1,592
7.100% due 11/25/2034 •	2,653	2,529
SACO Trust
5.510% due 05/25/2036 «•	117	131
5.670% due 06/25/2036 ^•	22	21
5.900% due 07/25/2035 «•	53	47
Saxon Asset Securities Trust
2.029% due 03/25/2035 •	2,102	1,914
3.831% due 08/25/2035 •	4,047	3,919
5.390% due 05/25/2047 •	6,345	4,475
5.460% due 09/25/2037 •	840	793
6.900% due 12/25/2037 •	8,266	7,547
Securitized Asset-Backed Receivables LLC Trust
5.250% due 10/25/2036 ^•	4,520	1,573
5.330% due 05/25/2037 •	22,260	16,732
5.450% due 12/25/2036 •	19,522	10,683
5.650% due 03/25/2036 •	3,546	2,224
5.930% due 02/25/2034 •	1,577	1,534
SG Mortgage Securities Trust 5.410% due 07/25/2036 •	49,043	21,584
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	7,308	6,235
SLC Student Loan Trust
6.271% due 11/25/2042 •	751	745
6.452% due 03/15/2049	2,511	2,462
SLM Private Credit Student Loan Trust 5.882% due 06/15/2039 •	1,411	1,356
SLM Student Loan Trust
6.155% due 07/25/2023 •	8,092	7,941
6.752% due 12/15/2033 •	15,014	14,735

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.955% due 07/25/2023 •	5,252	5,248
SMB Private Education Loan Trust
1.600% due 09/15/2054	18,627	16,530
2.880% due 09/15/2034	799	765
3.940% due 02/16/2055	16,534	15,557
6.000% due 09/15/2054 •	7,889	7,761
6.517% due 02/16/2055 •	19,938	19,768
SoFi Professional Loan Program LLC
2.370% due 11/16/2048	17,764	16,362
2.630% due 07/25/2040	2,062	2,039
2.740% due 05/25/2040	878	872
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,251	1,122
Sound Point CLO Ltd.
6.173% due 01/23/2029 •	559	558
6.230% due 10/20/2030 •	14,725	14,559
6.235% due 07/25/2030 •	27,445	27,133
6.263% due 01/23/2029 •	640	640
6.300% due 10/20/2028 •	5,288	5,283
6.368% due 07/26/2031 •	8,300	8,156
6.370% due 01/21/2031 •	6,863	6,757
6.412% due 04/18/2031 •	10,400	10,218
Soundview Home Loan Trust
5.230% due 06/25/2037 •	3,662	2,466
5.320% due 07/25/2037 •	28,748	23,615
5.320% due 08/25/2037 •	23,171	19,625
5.400% due 08/25/2037 •	3,000	2,539
5.855% due 11/25/2035 •	1,786	1,733
6.050% due 10/25/2037 •	66,157	52,214
6.150% due 09/25/2037 •	8,073	5,487
6.450% due 11/25/2033 «•	12	11
Specialty Underwriting & Residential Finance Trust
5.380% due 04/25/2037 •	8,982	6,231
5.430% due 06/25/2037 •	29,646	26,678
5.450% due 06/25/2037 •	18,756	10,833
6.050% due 06/25/2036 •	11,908	11,170
Structured Asset Investment Loan Trust
5.915% due 08/25/2035 •	735	697
6.425% due 12/25/2034 •	813	780
Structured Asset Securities Corp. Mortgage Loan Trust
5.305% due 09/25/2036 •	6,878	4,325
5.310% due 01/25/2037 •	5,241	4,906
5.410% due 05/25/2047 •	13,716	10,866
6.275% due 04/25/2035 •	815	803
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031 «	10	9
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •	13,200	13,054
TCW CLO Ltd. 6.225% due 04/25/2031 •	21,700	21,479
Theorem Funding Trust 1.850% due 02/15/2028	1,047	1,031
THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •	12,300	12,149
6.400% due 01/15/2031 •	1,152	1,143
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	662	653
TPG Real Estate Finance Issuer Ltd.
6.358% due 03/15/2038 •	6,508	6,282
6.717% due 02/15/2039 •	6,500	6,322
Tricon American Homes
1.499% due 07/17/2038	26,402	23,333
2.049% due 07/17/2038	5,280	4,720
2.249% due 07/17/2038	3,300	2,931
TruPS Financials Note Securitization Ltd. 7.080% due 09/20/2039 •	12,715	12,143
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	66	58
Upstart Pass-Through Trust Series 3.800% due 04/20/2030	3,400	3,243
Upstart Securitization Trust
3.120% due 03/20/2032	5,583	5,467
4.370% due 05/20/2032	6,239	6,173
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	981	938
Venture CLO Ltd.
6.150% due 10/20/2028 •	4,486	4,467
6.270% due 04/20/2029 •	1,307	1,306
6.300% due 07/20/2030 •	9,348	9,259
6.311% due 09/07/2030 •	10,184	10,100
6.320% due 07/15/2031 •	2,000	1,975
6.350% due 01/20/2029 •	12,278	12,192
6.459% due 07/30/2032 •	12,900	12,681
6.493% due 08/28/2029 •	9,046	9,000
Vibrant CLO Ltd. 6.460% due 06/20/2029 •	549	548

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Voya CLO Ltd.
6.248% due 10/15/2030 •	7,457	7,404
6.320% due 04/15/2031 •	5,000	4,959
Washington Mutual Asset-Backed Certificates Trust 3.911% due 10/25/2036 •	79	29
Wellfleet CLO Ltd.
6.140% due 07/20/2029 •	550	544
6.160% due 04/20/2028 •	1,777	1,775
6.310% due 10/20/2029 •	3,056	3,039
Wells Fargo Home Equity Asset-Backed Securities Trust 5.495% due 01/25/2037 •	5,905	5,657

Total Asset-Backed Securities (Cost $2,673,642)		2,515,858

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.0%		1,479

U.S. TREASURY BILLS 0.3%
5.255% due 08/10/2023 - 09/14/2023 (c)(d)(j)	13,822	13,710

Total Short-Term Instruments (Cost $15,190)		15,189

Total Investments in Securities (Cost $6,412,545)		6,136,375

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	17,328,645	168,486

Total Short-Term Instruments (Cost $168,412)		168,486

Total Investments in Affiliates (Cost $168,412)		168,486

Total Investments 142.1% (Cost $6,580,957)		$6,304,861
Financial Derivative Instruments (g)(i) (0.3)%(Cost or Premiums, net $14,987)		(13,900)
Other Assets and Liabilities, net (41.8)%		(1,853,983)

Net Assets 100.0%		$4,436,978

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$1,479	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,509)	$1,479	$1,479

Total Repurchase Agreements	$(1,509)	$1,479	$1,479

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	75	$188	$(70)	$(353)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	75	188	(61)	(4)

Total Written Options	$(131)	$(357)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	809	$164,505	$(2,318)	$0	$(25)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	188	$(44,481)	$1,259	$0	$(17)
3-Month SOFR Active Contract December Futures	03/2025	97	(23,274)	432	10	0
3-Month SOFR Active Contract December Futures	03/2026	104	(25,099)	341	3	0
3-Month SOFR Active Contract June Futures	09/2024	122	(29,048)	717	1	0
3-Month SOFR Active Contract June Futures	09/2025	99	(23,849)	364	6	0
3-Month SOFR Active Contract March Futures	06/2024	163	(38,666)	1,048	0	(10)
3-Month SOFR Active Contract March Futures	06/2025	89	(21,407)	357	8	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

3-Month SOFR Active Contract March Futures				06/2026	99	(23,905)	306		2	0
3-Month SOFR Active Contract September Futures				12/2024	114	(27,255)	586		10	0
3-Month SOFR Active Contract September Futures				12/2025	81	(19,533)	279		3	0
U.S. Treasury 5-Year Note September Futures				09/2023	172	(18,420)	364		0	0
U.S. Treasury 10-Year Note September Futures				09/2023	4,511	(506,430)	8,982		0	(634)
U.S. Treasury Long-Term Bond September Futures				09/2023	748	(94,926)	97		0	(561)

							$15,132		$43	$(1,222)

Total Futures Contracts							$12,814		$43	$(1,247)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/04/2023	$14,500	$0	$202	$202	$7	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/26/2023	10,800	0	150	150	5	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/02/2023	3,800	0	53	53	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023	363,700	0	5,127	5,127	166	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/09/2023	1,900	0	(27)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/06/2023	99,000	0	1,408	1,408	44	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/16/2023	65,800	0	(958)	(958)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023	78,500	0	(1,121)	(1,121)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	363,700	(1,221)	(6,791)	(8,012)	0	(102)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024	10,800	(4)	(342)	(346)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	99,000	(92)	(2,392)	(2,484)	0	(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	197,400	(14)	4,683	4,669	0	(35)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	98,200	11	2,292	2,303	0	(26)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	570	577	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	967	956	0	(5)
Pay(1)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(5,838)	(7,139)	34	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	9,993	7,008	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	1,723	1,726	2	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	275	235	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	40,500	944	2,249	3,193	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	64,900	1,430	4,336	5,766	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(1,522)	(1,543)	0	(3)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(486)	(493)	3	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(974)	(992)	5	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(482)	(487)	2	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(920)	(940)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(660)	(672)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(947)	(971)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(979)	(1,013)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(678)	(706)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(682)	(710)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	933	1,434	1	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(1,135)	(1,206)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	912	1,429	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(730)	(780)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(597)	(658)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(613)	(672)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(256)	(286)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(1,764)	(2,029)	5	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(7,182)	(9,586)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	788	785	0	(9)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(995)	(1,005)	4	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(4,783)	(4,200)	22	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	966	964	0	(5)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(372)	(377)	2	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(601)	(611)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(12,333)	(12,577)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(885)	(908)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(642)	(661)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(445)	(610)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	(8)	(724)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(255)	(292)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(237)	(274)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,600	1,578	0	(14)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	1,323	1,573	0	(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	6,716	6,294	0	(49)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	3,550	3,187	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	(81)	(98)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(99)	(113)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	(23)	(28)	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,554	1,541	0	(15)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,753	39,876	49,629	0	(369)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	5,696	7,839	0	(201)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,597	1,626	0	(12)
Pay(1)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(5,828)	(9,063)	70	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,719	1,675	0	(17)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(1,008)	(1,022)	11	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(992)	(1,002)	11	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(646)	(655)	7	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(644)	(652)	7	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(606)	(616)	7	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(781)	(795)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(581)	(592)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(973)	(997)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	253	263	0	(3)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Receive(1)	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	399	411	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(814)	(834)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(884)	(907)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(295)	(305)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(3,146)	(3,261)	40	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,540)	(1,601)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(7,400)	(12,683)	118	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(4,692)	(7,195)	90	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(75)	(90)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(74)	(89)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(385)	(459)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(31)	(41)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(37)	(48)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(10)	(13)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(62)	(71)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(55)	(73)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	521	662	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(62)	(71)	4	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(8,061)	(8,230)	183	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	14,241	26,760	0	(484)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	6,270	6,097	0	(189)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	18,886	18,360	0	(570)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(293)	(301)	8	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(283)	(292)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	26,026	46,963	0	(1,487)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(24)	(36)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	(545)	3,684	0	(450)
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/04/2023	14,500	0	(199)	(199)	0	(6)
Pay	3-Month USD-LIBOR	1.500	Maturity	07/05/2023	6,100	0	(60)	(60)	53	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/12/2023	5,300	0	(31)	(31)	0	(2)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	07/12/2023	4,000	0	(20)	(20)	0	(1)
Pay	3-Month USD-LIBOR	1.535	Maturity	07/15/2023	6,100	0	(59)	(59)	45	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	07/15/2023	49,400	0	234	234	15	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	07/18/2023	10,200	0	(66)	(66)	0	(3)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	07/19/2023	23,500	0	(141)	(141)	0	(7)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	07/20/2023	5,000	0	(32)	(32)	0	(2)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023	3,000	0	(18)	(18)	0	(1)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	07/22/2023	4,000	0	(34)	(34)	0	(1)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	07/24/2023	5,000	0	(27)	(27)	0	(2)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	07/24/2023	1,000	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/26/2023	10,800	0	(148)	(148)	0	(5)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	07/26/2023	4,000	0	(39)	(39)	0	(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023	5,100	0	(28)	(28)	0	(2)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	07/26/2023	1,000	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/02/2023	3,800	0	(53)	(53)	0	(2)
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023	363,700	0	(5,097)	(5,097)	0	(162)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	08/06/2023	10,100	0	116	116	4	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/09/2023	1,900	0	27	27	1	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	08/09/2023	3,100	0	12	12	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	08/12/2023	28,600	0	117	117	8	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	08/16/2023	10,400	0	(62)	(62)	0	(3)
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/06/2023	99,000	0	(1,422)	(1,422)	0	(46)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2023	10,100	0	74	74	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	09/10/2023	28,900	0	196	196	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023	2,500	0	28	28	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023	35,446	0	(378)	(378)	0	(12)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/16/2023	65,800	0	966	966	30	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023	132,349	(16)	(1,754)	(1,770)	0	(55)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023	44,422	0	(565)	(565)	0	(18)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023	9,102	0	110	110	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023	320,180	0	3,506	3,506	114	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	09/18/2023	11,800	0	122	122	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	09/19/2023	176,400	0	1,172	1,172	37	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023	78,500	0	1,129	1,129	36	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	09/21/2023	40,500	0	402	402	13	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	09/22/2023	7,800	0	85	85	3	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	09/23/2023	22,900	0	220	220	7	0
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	09/23/2023	69,000	0	663	663	21	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2023	8,100	0	(65)	(65)	0	(3)

Total Swap Agreements	$30,616	$66,066	$96,682	$1,538	$(4,657)

(h)	Securities with an aggregate market value of $14,664 and cash of $43,671 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,700	$(24)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,700	(24)	(104)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	2,100	(17)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	2,100	(16)	(39)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(105)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	4,200	(33)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	4,200	(33)	(77)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	4,800	(37)	(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	4,800	(37)	(84)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(105)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	3,900	(25)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	3,900	(25)	(79)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,900	(27)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,900	(27)	(75)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	3,900	(27)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	3,900	(27)	(73)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	3,900	(27)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	3,900	(27)	(72)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,100	(28)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,100	(28)	(85)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,200	(29)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,200	(29)	(92)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,200	(30)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,200	(30)	(81)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	3,900	(26)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	3,900	(26)	(81)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	5,100	(19)	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	5,100	(19)	(66)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	5,100	(18)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	5,100	(18)	(71)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	7,700	(24)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	7,700	(24)	(96)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	8,300	(65)	(10)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	8,300	(65)	(152)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	4,100	(31)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	4,100	(31)	(74)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	4,100	(28)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	4,100	(28)	(86)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,900	(25)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,900	(25)	(78)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,500	(16)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,500	(16)	(53)

$(1,231)	$(1,867)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	$95.875	08/07/2023	8,500	$(50)	$(50)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	8,500	(47)	(12)

$(97)	$(62)

Total Written Options	$(1,328)	$(1,929)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$67	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$9,835	$(2,681)	$2,289	$0	$(392)
DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	114	(46)	16	0	(30)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0
FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	433	(367)	289	0	(78)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	(16)	0	(44)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	1,776	0	(427)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(440)	0	(208)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(2,321)	0	(2,405)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	71	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,272	(5,037)	4,885	0	(152)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	57	0	(16)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,263	0	(13)
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(111)	0	(149)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(173)	0	(178)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8	0	0	0	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	1,741	(61)	61	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	340	0	(248)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(580)	0	(383)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	(1,106)	0	(1,445)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(1,423)	0	(1,123)

Total Swap Agreements	$(14,170)	$6,879	$0	$(7,291)

(j)

Securities with an aggregate market value of $10,201 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,053	$0	$17,053
Industrials	0	2,763	0	2,763
U.S. Government Agencies	0	2,209,833	0	2,209,833
U.S. Treasury Obligations	0	96,460	0	96,460
Non-Agency Mortgage-Backed Securities	0	1,273,223	5,996	1,279,219
Asset-Backed Securities	0	2,512,171	3,687	2,515,858
Short-Term Instruments
Repurchase Agreements	0	1,479	0	1,479
U.S. Treasury Bills	0	13,710	0	13,710

$0	$6,126,692	$9,683	$6,136,375
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$168,486	$0	$0	$168,486

Total Investments	$168,486	$6,126,692	$9,683	$6,304,861

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,581	$0	$1,581

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6,261)	0	(6,261)
Over the counter	0	(8,720)	(500)	(9,220)

$0	$(14,981)	$(500)	$(15,481)

Total Financial Derivative Instruments	$0	$(13,400)	$(500)	$(13,900)

Totals	$168,486	$6,113,292	$9,183	$6,290,961

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.6% ¤
CORPORATE BONDS & NOTES 4.5%
BANKING & FINANCE 2.9%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$2,196	$2,111
3.300% due 01/30/2032		2,000	1,637
American Tower Corp.
1.000% due 01/15/2032	EUR	496	405
3.800% due 08/15/2029		$836	764
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,122
4.375% due 01/30/2024		12	12
5.500% due 12/15/2024		1,660	1,626
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	356
2.528% due 11/18/2027		2,755	2,326
4.250% due 04/15/2026		700	653
Barclays PLC
5.875% due 09/15/2024 •(i)(j)	GBP	500	569
6.224% due 05/09/2034 •		$500	498
Credit Suisse AG AT1 Claim ^		14,166	567
Crown Castle, Inc. 4.300% due 02/15/2029		351	331
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	1,906
2.129% due 11/24/2026 •(k)		$4,400	3,917
3.035% due 05/28/2032 •(k)		3,100	2,443
3.547% due 09/18/2031 •		4,633	3,850
3.961% due 11/26/2025 •		1,993	1,901
Equinix, Inc. 1.550% due 03/15/2028		222	186
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	3,003	2,952
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,210
4.063% due 11/01/2024		600	581
4.687% due 06/09/2025		200	193
5.125% due 06/16/2025		1,500	1,460
5.584% due 03/18/2024		600	596
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		200	200
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,666
GSPA Monetization Trust 6.422% due 10/09/2029		187	179
Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	191
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	344
2.848% due 06/04/2031 •		300	249
4.000% due 03/09/2026 •(i)(j)		1,500	1,272
4.292% due 09/12/2026 •		309	297
4.950% due 03/31/2030		200	197
ING Groep NV
3.875% due 05/16/2027 •(i)(j)		600	430
5.750% due 11/16/2026 •(i)(j)		500	442
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		862	767
Lloyds Banking Group PLC 4.550% due 08/16/2028		266	252
NatWest Group PLC
4.269% due 03/22/2025 •		378	371
4.600% due 06/28/2031 •(i)(j)		600	417
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		5,700	4,689
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	335
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	16,354	1,806
Nykredit Realkredit AS 1.500% due 10/01/2053		80,633	8,895
Park Intermediate Holdings LLC 4.875% due 05/15/2029		$1,500	1,294

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Realkredit Danmark AS 1.500% due 10/01/2053	DKK	21,056	2,322
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		$991	808
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,376
4.194% due 04/01/2031 •		250	223
VICI Properties LP 4.750% due 02/15/2028		1,650	1,564
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	1,961
3.000% due 04/22/2026		$366	344
Weyerhaeuser Co. 4.000% due 04/15/2030		354	326

			76,389

INDUSTRIALS 1.3%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	3,770
Broadcom, Inc.
3.137% due 11/15/2035		2,300	1,765
3.419% due 04/15/2033		1,200	1,004
CCO Holdings LLC 4.500% due 06/01/2033		900	708
Charter Communications Operating LLC
3.900% due 06/01/2052		4,000	2,621
6.949% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,036
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,178
CVS Health Corp. 4.125% due 04/01/2040		18	15
CVS Pass-Through Trust 6.943% due 01/10/2030		30	31
DAE Funding LLC
1.625% due 02/15/2024		2,100	2,025
2.625% due 03/20/2025		1,800	1,695
3.375% due 03/20/2028		1,800	1,624
Dell International LLC 4.900% due 10/01/2026		22	22
Equinor ASA 3.125% due 04/06/2030		18	17
Expedia Group, Inc.
2.950% due 03/15/2031		189	160
6.250% due 05/01/2025		1,823	1,830
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		867	816
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	319
3.500% due 07/26/2026		1,527	1,423
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,835	2,908
MPLX LP 2.650% due 08/15/2030		$1,100	921
Nakilat, Inc. 6.067% due 12/31/2033		424	446
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	566
3.522% due 09/17/2025		1,856	1,727
4.810% due 09/17/2030		4,600	4,038
NPC Ukrenergo 6.875% due 11/09/2028 ^(e)		400	86
Oracle Corp. 3.600% due 04/01/2040		18	14
Rolls-Royce PLC 1.625% due 05/09/2028	EUR	400	371
Southern Co. 3.700% due 04/30/2030		$123	113
T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,523
3.375% due 04/15/2029		1,300	1,175

			35,947

UTILITIES 0.3%
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		266	242
DTE Electric Co. 2.625% due 03/01/2031		311	266
Edison International 5.750% due 06/15/2027		54	54
Exelon Corp. 4.050% due 04/15/2030		18	17
Georgia Power Co. 2.650% due 09/15/2029		18	15

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,200	2,162
2.500% due 02/01/2031	582	456
3.000% due 06/15/2028	2,300	1,985
4.550% due 07/01/2030	1,200	1,087
Rio Oil Finance Trust 8.200% due 04/06/2028	1,952	1,965

		8,249

Total Corporate Bonds & Notes (Cost $139,364)		120,585

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	35	41
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	1,345	1,239
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	645	772

		2,052

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	110	116
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	60	63
6.725% due 04/01/2035	120	126
State of Illinois 7.350% due 07/01/2035	93	100

		405

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	23

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	62

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	5

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	690	757

Total Municipal Bonds & Notes (Cost $3,790)		3,304

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
0.000% due 08/25/2039 (b)(g)	89	74
0.000% due 11/25/2040 •	1	1
0.700% due 03/25/2041 •(a)	142	10
0.900% due 03/25/2037 •(a)	40	3
0.950% due 04/25/2037 •(a)	139	10
1.000% due 11/25/2039 •(a)	23	2
1.230% due 03/25/2037 •(a)	56	4
1.250% due 05/25/2037 •(a)	130	9
1.550% due 03/25/2036 •(a)	52	4
1.640% due 04/25/2037 •(a)	255	25
2.050% due 02/25/2037 •(a)	24	2
2.348% due 01/25/2031 ~(a)	788	68
2.500% due 07/25/2033 •(a)	13	1
3.500% due 06/01/2052	50	46
3.908% due 10/01/2035 •	1	1
3.933% due 08/01/2035 •	3	3
4.047% due 03/01/2036 •	1	1
4.323% due 12/01/2034 •	18	18
4.415% due 11/01/2034 •	1	1
4.500% due 09/25/2040	452	442
4.779% due 06/01/2034 •	1	1
5.000% due 05/01/2053	55	54
5.103% due 03/25/2036 •	1	1
5.480% due 04/25/2037 •	1	1
5.500% due 07/25/2037 - 09/25/2042 •	10	10
5.530% due 07/25/2037 •	9	9
5.550% due 09/25/2035 •	16	16
5.560% due 09/25/2035 •	14	14

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.670% due 10/25/2040 •	5	5
5.870% due 06/25/2037 •	66	66
5.894% due 03/01/2034 •	9	9
5.958% due 12/25/2036 •	3	3
Fannie Mae, TBA
6.000% due 08/01/2053	29,300	29,554
6.500% due 07/01/2053 - 08/01/2053	139,200	142,094
Freddie Mac
0.000% due 09/15/2041 •	134	110
0.473% due 02/15/2040 •	33	28
1.277% due 07/15/2036 •(a)	78	6
1.377% due 09/15/2036 •(a)	49	4
1.507% due 04/15/2036 •(a)	11	1
3.500% due 07/15/2042 - 05/01/2049	920	841
4.000% due 07/01/2047 - 03/01/2049	634	605
5.000% due 07/01/2023 - 06/01/2053	34,081	33,427
5.176% due 10/25/2044 •	1	1
5.376% due 07/25/2044 •	2	2
5.493% due 05/15/2037 •	2	2
5.500% due 03/15/2034 - 03/01/2039	64	63
5.573% due 03/15/2037 •	27	26
5.593% due 11/15/2043 •	22	22
5.743% due 07/15/2041 •	30	30
5.893% due 08/15/2037 •	75	74
5.903% due 10/15/2037 •	12	12
5.913% due 05/15/2037 - 09/15/2037 •	86	86
6.000% due 08/01/2027 - 12/01/2037	2	3
6.500% due 05/01/2035	18	19
Ginnie Mae
2.750% due 11/20/2044 •	123	118
2.872% due 08/20/2047 •	201	192
3.500% due 02/15/2045 - 03/15/2045	59	56
4.869% due 04/20/2068 •	442	435
5.000% due 08/15/2033 - 03/15/2042	730	731
6.000% due 07/15/2037 - 08/15/2037	2	2
U.S. Small Business Administration
4.430% due 05/01/2029	4	4
5.490% due 03/01/2028	5	5
6.020% due 08/01/2028	34	33
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	2,301	2,129
4.000% due 01/01/2025 - 10/01/2030	3	4
4.500% due 11/01/2023 - 02/01/2044	593	582
5.000% due 08/01/2023 - 12/01/2029	39	38
5.500% due 02/01/2025 - 09/01/2041	308	313
6.000% due 10/01/2026 - 05/01/2041	373	381
6.500% due 09/01/2036	25	25
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	23,800	22,895
5.000% due 08/01/2053	27,700	27,148
5.500% due 08/01/2053	106,600	106,075
6.000% due 07/01/2053	17,000	17,151

Total U.S. Government Agencies (Cost $389,733)		386,241

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)	4,100	2,746
2.250% due 08/15/2049	146	106
3.000% due 08/15/2048	473	400
3.000% due 02/15/2049 (p)	17,298	14,640
3.125% due 05/15/2048	124	108
3.625% due 05/15/2053	100	96
4.625% due 02/15/2040	3,734	4,075
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024	54,814	53,176
0.250% due 02/15/2050 (p)	354	248
1.000% due 02/15/2046 (n)	1,923	1,670
1.000% due 02/15/2048 (n)(p)	8,744	7,530
1.000% due 02/15/2049 (p)	10,027	8,633
U.S. Treasury Notes
0.375% due 12/31/2025 (n)	1,000	902
0.500% due 02/28/2026 (p)	4,300	3,864
1.500% due 10/31/2024 (n)(p)	2,002	1,905
1.750% due 12/31/2024 (n)	622	591
2.125% due 05/15/2025 (n)(p)	2,485	2,360
2.375% due 05/15/2029	2,075	1,893
2.625% due 12/31/2025 (n)	1,777	1,693
3.000% due 09/30/2025 (n)	10,043	9,668
3.000% due 10/31/2025 (n)(p)	7,253	6,977

Total U.S. Treasury Obligations (Cost $146,975)		123,281

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Adjustable Rate Mortgage Trust 3.992% due 01/25/2036 ^~	498	388

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

American Home Mortgage Assets Trust
4.896% due 11/25/2046 •		10,599	3,271
5.340% due 05/25/2046 ^•		9	8
5.340% due 10/25/2046 •		34	19
6.750% due 11/25/2046 þ		217	188
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		27	20
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		43	40
Avon Finance PLC 5.809% due 09/20/2048 •	GBP	3,203	4,066
Banc of America Funding Trust
3.790% due 06/20/2037 ^«~		$10	8
3.811% due 09/20/2046 ^~		388	339
4.133% due 02/20/2035 ~		8	7
4.496% due 09/20/2034 «~		1	1
5.537% due 10/20/2036 •		5	4
5.577% due 04/20/2047 ^•		3	3
5.617% due 02/20/2047 •		390	341
6.000% due 08/25/2036 ^		8	7
Banc of America Mortgage Trust
4.153% due 01/25/2035 ~		5	5
4.173% due 02/25/2034 «~		6	5
4.596% due 06/25/2035 ~		4	4
5.028% due 06/25/2034 «~		4	4
5.348% due 05/25/2033 «~		3	3
BCAP LLC Trust 5.510% due 03/25/2037 •		1,620	1,451
Bear Stearns Adjustable Rate Mortgage Trust
4.004% due 11/25/2034 ~		1	1
4.065% due 04/25/2033 «~		1	1
4.374% due 08/25/2033 ~		3	2
4.464% due 01/25/2033 «~		27	26
4.524% due 02/25/2036 ^~		45	40
4.752% due 07/25/2034 ~		5	5
6.800% due 02/25/2036 •		3	3
Bear Stearns ALT-A Trust
3.616% due 11/25/2035 ^~		46	40
4.117% due 10/25/2035 ^~		46	39
4.195% due 05/25/2035 ~		17	16
4.636% due 07/25/2035 ~		54	38
5.470% due 08/25/2036 •		346	295
5.470% due 01/25/2047 ^•		37	30
5.490% due 12/25/2046 ^•		4	3
5.650% due 01/25/2036 ^•		5	5
BX Trust 6.490% due 10/15/2036 •		16,000	15,426
Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~		116	96
3.883% due 12/25/2035 ^~		5	5
3.948% due 01/25/2036 ^~		5	5
ChaseFlex Trust 5.750% due 07/25/2037 •		2,526	2,087
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 05/25/2036 •		84	75
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~		133	117
5.410% due 10/25/2035 •		9	8
5.470% due 01/25/2037 •		96	82
6.170% due 09/25/2062 þ		17,492	17,201
6.380% due 03/25/2036 ^•		23	21
7.110% due 10/25/2035 ^•		10	10
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 •		130	109
6.000% due 12/25/2036 ^«		39	33
6.000% due 06/25/2037 ^		52	45
Commercial Mortgage Trust 3.545% due 02/10/2036		1,034	940
Countrywide Alternative Loan Trust
3.154% due 08/25/2035 ~		1,151	915
4.976% due 12/25/2035 •		5	5
5.347% due 09/20/2046 •		2,728	2,686
5.350% due 04/25/2047 •		1,936	1,822
5.360% due 04/25/2047 •		1,947	1,582
5.367% due 07/20/2046 ^•		7	6
5.367% due 09/20/2046 •		14	12
5.376% due 08/25/2035 •		20	18
5.390% due 12/25/2046 •		6,582	5,727
5.450% due 06/25/2035 ^•		937	638
5.456% due 01/25/2036 •		76	71
5.490% due 05/25/2047 •		184	158
5.500% due 06/25/2025		174	142
5.500% due 05/25/2035		92	74
5.500% due 05/25/2035 •		26	20
5.500% due 11/25/2035 ^		60	36
5.500% due 11/25/2035		4	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.530% due 09/25/2046 ^•		48	45
5.550% due 05/25/2036 •		69	59
5.550% due 08/25/2037 «•		10	6
5.577% due 03/20/2046 •		12	10
5.617% due 05/20/2046 ^•		3	3
5.650% due 11/25/2036 •		13,615	11,236
5.670% due 12/25/2035 •		5	5
5.710% due 02/25/2037 •		294	243
5.750% due 08/25/2035 •		207	192
5.750% due 03/25/2037 «		81	45
5.763% due 11/20/2035 •		35	33
5.790% due 11/25/2035 •		211	170
5.797% due 12/20/2035 •		40	38
6.000% due 12/25/2035 ^		217	164
6.000% due 05/25/2036 ^		35	18
6.000% due 08/25/2036 ^«•		41	25
6.000% due 05/25/2037 ^		109	53
6.026% due 10/20/2035 •		5	3
6.250% due 08/25/2036		597	354
7.000% due 10/25/2037		75	28
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		11	10
4.355% due 10/20/2034 ~		23	21
5.610% due 05/25/2035 •		15	12
5.730% due 04/25/2035 •		827	765
5.750% due 05/25/2035 •		38	31
5.750% due 05/25/2037 ^«		4	2
5.790% due 03/25/2035 •		1	1
5.810% due 02/25/2035 •		7	6
6.000% due 07/25/2036		241	131
6.000% due 01/25/2037 ^		162	84
6.000% due 02/25/2037 ^		172	90
6.500% due 12/25/2037		369	162
6.537% due 02/20/2036 ^•		2	2
Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •		40	36
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		209	169
Credit Suisse Mortgage Capital Certificates
3.519% due 11/30/2037 ~		15,910	14,606
3.581% due 12/27/2037 ~		5,731	4,861
5.450% due 01/27/2037 •		23	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^«		8	6
5.750% due 03/25/2037 ^«		15	8
6.421% due 10/25/2037 ~		217	135
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		3,842	3,560
1.926% due 07/27/2061 ~		7,972	7,353
2.215% due 11/25/2061 ~		1,373	1,309
2.688% due 03/25/2059 ~		2,159	2,095
3.037% due 12/26/2059 ~		71	71
3.474% due 06/25/2050 ~		466	391
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.530% due 02/25/2037 ^•		5,292	4,558
5.650% due 02/25/2035 •		67	64
5.650% due 02/25/2035 «•		31	29
5.810% due 02/25/2036 •		124	118
5.900% due 10/25/2047 •		187	152
Downey Savings & Loan Association Mortgage Loan Trust
5.297% due 04/19/2047 •		554	464
5.347% due 10/19/2036 •		129	107
5.677% due 08/19/2045 •		3	3
5.977% due 09/19/2044 •		22	20
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	12	15
First Horizon Alternative Mortgage Securities Trust
4.386% due 03/25/2035 ~		$1	1
5.536% due 12/25/2035 ~		21	17
5.549% due 06/25/2036 ^~		258	204
First Horizon Mortgage Pass-Through Trust 4.022% due 10/25/2035 ^~		55	52
Frost CMBS DAC 4.533% due 11/20/2033 •	EUR	2,584	2,693
FWD Securitization Trust 2.240% due 01/25/2050 ~		$57	52
GreenPoint Mortgage Funding Trust 5.510% due 01/25/2037 •		134	116
GSMSC Pass-Through Trust 5.588% due 12/26/2036 •		77	51
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		13	11
4.319% due 09/25/2035 «~		15	14
4.481% due 11/25/2035 ~		4	4
4.660% due 07/25/2035 ~		3	3
4.662% due 09/25/2035 ~		4	4

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 01/25/2037 «	15	18
6.000% due 02/25/2036 ^	227	103
6.000% due 07/25/2037 ^	61	41
6.970% due 04/25/2032 «•	6	5
HarborView Mortgage Loan Trust
4.032% due 06/19/2036 ^~	54	31
5.377% due 07/19/2047 •	147	140
5.497% due 12/19/2036 ^•	5	5
5.567% due 12/19/2036 •	249	208
5.597% due 05/19/2035 •	181	166
5.637% due 06/19/2035 •	1,374	1,311
5.637% due 12/19/2036 ^•	115	113
5.657% due 01/19/2036 •	461	286
5.837% due 06/20/2035 •	98	89
5.976% due 10/19/2035 •	287	161
HomeBanc Mortgage Trust 5.770% due 03/25/2035 •	125	102
Impac CMB Trust 5.790% due 03/25/2035 •	171	157
Impac Secured Assets Trust
4.426% due 07/25/2035 «~	20	17
5.690% due 02/25/2037 •	12,435	11,065
IndyMac INDX Mortgage Loan Trust
3.717% due 06/25/2036 ~	118	102
3.860% due 05/25/2035 ~	182	132
5.450% due 06/25/2037 ^•	5	2
5.510% due 02/25/2037 ^•	66	59
5.530% due 09/25/2046 •	55	48
5.550% due 11/25/2046 •	487	440
5.570% due 05/25/2046 •	4,950	4,403
5.630% due 07/25/2035 •	146	137
5.670% due 06/25/2035 •	29	23
5.790% due 07/25/2045 •	3	3
InTown Mortgage Trust 8.433% due 08/15/2039 •	23,700	23,751
JP Morgan Alternative Loan Trust
3.759% due 05/25/2036 ^~	58	34
6.000% due 12/27/2036	54	30
6.500% due 03/25/2036 ^	1,793	1,043
JP Morgan Chase Commercial Mortgage Securities Trust 6.643% due 12/15/2031 •	153	137
JP Morgan Mortgage Trust
3.636% due 10/25/2036 ^~	26	20
3.655% due 07/27/2037 ~	58	53
3.904% due 10/25/2036 ~	4	3
3.951% due 04/25/2036 ^~	637	562
4.076% due 08/25/2035 ^~	17	14
4.099% due 07/25/2035 «~	68	62
4.201% due 04/25/2037 «~	3	2
4.683% due 07/25/2035 «~	8	8
Legacy Mortgage Asset Trust
1.750% due 04/25/2061 þ	3,883	3,610
1.750% due 07/25/2061 þ	6,061	5,698
1.875% due 10/25/2068 þ	3,857	3,551
1.892% due 10/25/2066 þ	3,345	3,134
1.991% due 09/25/2060 ~	294	289
2.250% due 07/25/2067 þ	3,046	2,830
Lehman Mortgage Trust 5.800% due 11/25/2036 •	416	207
Lehman XS Trust
5.550% due 03/25/2047 •	5,320	5,126
5.600% due 08/25/2046 •	656	636
5.650% due 08/25/2037 •	50	45
6.850% due 09/25/2047 •	48	41
Luminent Mortgage Trust
3.765% due 04/25/2036 ~	2,018	1,464
5.870% due 04/25/2036 •	29	25
MASTR Adjustable Rate Mortgages Trust
3.015% due 07/25/2035 ^~	8	7
3.794% due 10/25/2033 ~	40	32
4.560% due 11/21/2034 ~	175	166
4.776% due 12/25/2046 •	11,592	8,844
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	83	55
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •	1	1
6.053% due 08/15/2032 •	14	13
Merrill Lynch Alternative Note Asset Trust
5.370% due 03/25/2037 •	126	32
5.550% due 03/25/2037 •	1,968	505
5.570% due 04/25/2037 •	14,404	2,938
5.750% due 03/25/2037 •	81	21
6.000% due 03/25/2037 «	37	14
Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 «~	7	6
3.918% due 05/25/2033 ~	3	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

4.033% due 09/25/2035 ^~		45	37
4.459% due 05/25/2036 ~		31	28
7.119% due 02/25/2033 «•		9	9
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		55	52
Morgan Stanley Capital Trust 6.642% due 12/15/2038 •		7,500	6,782
Morgan Stanley Mortgage Loan Trust
3.162% due 07/25/2035 ~		61	53
6.000% due 08/25/2036		59	28
6.115% due 06/25/2036 ~		3	3
6.315% due 06/25/2036 þ		855	258
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		53	28
Mortgage Equity Conversion Asset Trust 5.790% due 05/25/2042 •		87	81
MortgageIT Mortgage Loan Trust 5.670% due 12/25/2035 •		148	141
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		944	872
2.750% due 11/25/2059 ~		1,187	1,093
3.500% due 12/25/2057 ~		596	559
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.340% due 06/25/2037 •		3,742	3,180
5.476% due 05/25/2035 ^þ		21	11
5.769% due 06/25/2036 ~		10,886	3,062
NovaStar Mortgage Funding Trust 0.440% due 09/25/2046 •		1,376	482
PHH Alternative Mortgage Trust 5.470% due 02/25/2037 •		151	113
Precise Mortgage Funding PLC 6.065% due 12/12/2055 •	GBP	1,620	2,064
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		$6,304	6,000
Prime Mortgage Trust 6.000% due 06/25/2036 ^«		8	8
Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~		216	192
4.776% due 09/25/2046 •		6,715	5,784
4.974% due 09/25/2034 ~		43	42
5.000% due 09/25/2036 ^«		4	3
5.091% due 11/25/2037 ~		122	102
5.450% due 02/25/2037 •		55	49
5.450% due 02/25/2047 •		1,712	1,506
5.470% due 01/25/2037 •		1,004	869
5.490% due 01/25/2037 •		2,549	2,102
5.500% due 08/25/2035 ^•		451	314
5.510% due 07/25/2036 •		203	85
5.510% due 09/25/2036 •		280	255
5.520% due 08/25/2036 •		99	89
5.530% due 07/25/2036 •		95	82
5.530% due 09/25/2036 ^•		154	142
6.000% due 08/25/2036 ^		12	10
6.000% due 01/25/2037 ^		24	18
6.000% due 03/25/2037 «		61	49
6.000% due 03/25/2037 ^		46	38
6.500% due 08/25/2036		1,238	998
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		77	40
6.000% due 03/25/2037 ^		807	277
Residential Funding Mortgage Securities, Inc. Trust 4.573% due 04/25/2037 ~		110	87
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	1,228	1,565
Sequoia Mortgage Trust
3.483% due 09/20/2046 ^~		$66	46
5.717% due 07/20/2034 «•		103	89
5.911% due 05/20/2034 «•		4	3
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		100	92
Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~		43	39
3.934% due 01/25/2035 ~		18	17
4.387% due 03/25/2036 ^~		26	20
4.807% due 08/25/2035 «~		22	13
5.376% due 01/25/2035 ^•		2	2
5.450% due 08/25/2036 ^•		32	23
7.450% due 12/25/2037 ^•		446	386
Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		11	10
5.270% due 08/25/2036 •		128	111
5.530% due 07/25/2046 ^•		49	37
5.570% due 04/25/2036 •		18	16
5.590% due 05/25/2046 •		9	3
5.610% due 02/25/2036 ^•		46	40
5.710% due 02/25/2036 ^•		3	2

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.846% due 02/19/2035 «•		2	2
SunTrust Adjustable Rate Mortgage Loan Trust 4.894% due 01/25/2037 ^~		42	31
Thornburg Mortgage Securities Trust
2.553% due 03/25/2044 ~		34	33
3.749% due 12/25/2044 «~		57	52
7.151% due 06/25/2047 «•		2	2
7.151% due 06/25/2047 ^•		163	148
Towd Point Mortgage Funding
5.841% due 07/20/2045 •	GBP	3,867	4,914
6.287% due 02/20/2054		149	189
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$7,105	6,491
2.900% due 10/25/2059 ~		718	660
3.000% due 01/25/2058 ~		136	131
3.277% due 10/25/2057 ~		1,031	838
6.150% due 05/25/2058 •		36	36
6.150% due 10/25/2059 •		52	52
WaMu Mortgage Pass-Through Certificates Trust
3.053% due 01/25/2037 ^~		45	37
3.633% due 12/25/2036 ^~		26	23
3.704% due 02/25/2037 ^~		16	14
3.727% due 12/25/2046 •		12	12
3.753% due 02/25/2037 ^~		120	110
3.800% due 10/25/2035 ~		14	12
3.824% due 06/25/2037 ^~		87	77
3.900% due 12/25/2035 ~		122	116
4.003% due 06/25/2037 ^~		291	265
4.008% due 12/25/2046 •		12	10
4.198% due 01/25/2035 ~		31	29
4.221% due 08/25/2035 «~		15	14
4.676% due 03/25/2047 ^•		2,372	2,060
4.726% due 06/25/2047 •		1,700	1,389
4.786% due 07/25/2047 •		31	25
4.856% due 10/25/2046 ^•		340	292
4.976% due 02/25/2046 •		150	134
5.046% due 01/25/2046 •		969	848
5.345% due 06/25/2033 «~		19	17
5.476% due 10/25/2046 •		528	478
5.476% due 11/25/2046 •		424	374
5.690% due 12/25/2045 •		5,663	5,149
5.710% due 11/25/2045 •		4	4
5.730% due 10/25/2045 •		10	9
5.730% due 12/25/2045 •		269	244
5.790% due 01/25/2045 •		1	1
5.930% due 01/25/2045 •		421	393
5.950% due 12/25/2045 •		1,087	1,053
6.310% due 11/25/2045 •		1,678	1,570
Washington Mutual Mortgage Pass-Through Certificates Trust
3.893% due 09/25/2036 •		343	99
4.022% due 09/25/2036 þ		656	189
4.726% due 02/25/2047 ^•		673	591
4.806% due 11/25/2046 •		58	49
4.826% due 10/25/2046 ^•		85	72
4.916% due 04/25/2046 •		43	36
5.650% due 02/25/2036 •		355	302
Wells Fargo Alternative Loan Trust
5.134% due 07/25/2037 ^~		3	3
6.250% due 07/25/2037 ^		85	72
Wells Fargo Mortgage-Backed Securities Trust
4.563% due 12/25/2036 ^~		17	17
4.716% due 09/25/2036 ^~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $292,742)			273,057

ASSET-BACKED SECURITIES 34.7%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,379	1,274
Aames Mortgage Investment Trust
6.140% due 07/25/2035 •		283	281
7.175% due 01/25/2035 •		53	50
ACAS CLO Ltd. 6.152% due 10/18/2028 •		2,279	2,265
Accredited Mortgage Loan Trust 5.410% due 09/25/2036 •		373	367
ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •		1	0
5.370% due 11/25/2036 •		3,743	1,586
5.390% due 12/25/2036 •		311	166
5.430% due 07/25/2036 •		2,521	2,390
5.470% due 03/25/2037 •		29,429	13,338
5.630% due 06/25/2036 •		1,790	1,271
5.765% due 12/25/2035 •		1,250	1,115
6.095% due 05/25/2035 •		4,760	4,243
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.855% due 10/25/2035 •		875	802

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

American Money Management Corp. CLO Ltd. 6.231% due 04/14/2029 •		786	787
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.039% due 11/25/2034 •		847	764
5.915% due 10/25/2035 •		29	29
6.020% due 11/25/2035 •		1,300	1,206
6.125% due 07/25/2035 •		2,000	1,840
6.170% due 10/25/2034 •		868	856
6.275% due 11/25/2034 •		84	80
Aqueduct European CLO DAC 3.840% due 07/20/2030 •	EUR	4,532	4,881
Arbor Realty Commercial Real Estate Notes Ltd.
7.547% due 05/15/2037 •		$5,900	5,840
8.047% due 05/15/2037 •		5,900	5,789
AREIT Trust 6.977% due 11/17/2038 •		3,700	3,561
Argent Mortgage Loan Trust 5.630% due 05/25/2035 •		60	54
Argent Securities Trust
5.260% due 09/25/2036 •		70	23
5.450% due 07/25/2036 •		495	422
5.510% due 04/25/2036 •		16,555	5,479
5.530% due 03/25/2036 •		787	692
5.630% due 06/25/2036 •		8,909	2,488
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.342% due 01/25/2034 •		212	194
Asset-Backed Funding Certificates Trust 5.885% due 03/25/2035 •		4,108	3,750
Asset-Backed Securities Corp. Home Equity Loan Trust
5.960% due 06/25/2034 •		596	565
6.110% due 07/25/2035 «•		2	2
6.245% due 02/25/2035 •		16	16
Bear Stearns Asset-Backed Securities Trust
4.655% due 10/25/2036 ~		4	4
5.240% due 12/25/2034 •		4,759	4,605
5.390% due 06/25/2047 •		320	318
5.470% due 08/25/2036 •		781	744
5.500% due 05/25/2037 ^•		13,644	10,592
5.527% due 02/25/2034 •		1,448	1,390
5.825% due 08/25/2036 •		45	44
6.200% due 08/25/2037 •		403	338
6.350% due 08/25/2034 •		544	559
Benefit Street Partners CLO Ltd. 6.760% due 10/15/2030 •		8,150	7,935
Black Diamond CLO DAC 4.303% due 05/15/2032 •	EUR	8,800	9,395
Blackrock European CLO DAC 3.797% due 10/15/2031 •		4,500	4,798
BlueMountain Fuji EUR CLO DAC 3.827% due 07/15/2030 •		4,207	4,510
BSPRT Issuer Ltd. 7.443% due 07/15/2039 •		$10,000	9,963
Cairn CLO DAC
3.842% due 04/30/2031 •	EUR	4,337	4,637
3.912% due 01/31/2030 •		636	683
3.957% due 10/15/2031 •		2,900	3,102
Carlyle Euro CLO DAC 4.213% due 08/15/2032 •		7,900	8,427
Carrington Mortgage Loan Trust
5.410% due 02/25/2037 •		$329	298
5.900% due 10/25/2035 •		1,408	1,346
6.370% due 10/20/2029 •		1,469	1,459
Carvana Auto Receivables Trust 5.640% due 01/15/2026		8,425	8,401
Centex Home Equity Loan Trust 5.795% due 03/25/2034 «•		187	175
Chase Funding Trust 5.790% due 08/25/2032 •		11	11
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		8,000	7,788
Citigroup Mortgage Loan Trust
5.330% due 01/25/2037 •		4,303	3,158
5.340% due 05/25/2037 •		1,475	978
5.350% due 05/25/2037 •		2,291	1,511
5.450% due 10/25/2036 •		96	62
5.450% due 12/25/2036 •		309	125
5.470% due 09/25/2036 •		36	26
5.570% due 08/25/2036 •		3,864	3,772
5.600% due 10/25/2036 •		138	137
5.630% due 08/25/2036 •		3,282	2,886
5.670% due 03/25/2036 •		871	778
6.050% due 09/25/2035 ^•		4,930	4,563
7.250% due 05/25/2036 þ		358	191
Citizens Auto Receivables Trust
6.016% due 07/15/2026		6,500	6,487
6.130% due 07/15/2026		5,900	5,894

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
3.729% due 05/25/2036 •		2,782	2,684
5.290% due 06/25/2035 •		87	76
5.290% due 07/25/2037 •		280	255
5.290% due 04/25/2047 •		57	55
5.330% due 11/25/2047 ^•		32	31
5.350% due 06/25/2047 ^•		64	55
5.360% due 05/25/2047 ^•		105	91
5.370% due 09/25/2037 ^•		141	141
5.400% due 06/25/2047 •		2,134	2,051
5.430% due 03/25/2037 •		2,046	1,948
5.430% due 12/25/2046 •		1,927	1,768
5.440% due 10/25/2047 •		7,600	6,647
5.450% due 03/25/2047 ^•		416	406
5.550% due 08/25/2036 •		221	220
5.550% due 02/25/2037 •		101	93
5.610% due 05/25/2037 •		1,893	1,782
5.630% due 04/25/2037 •		222	181
5.690% due 03/25/2036 •		258	223
5.750% due 06/25/2036 •		14	14
5.890% due 08/25/2047 •		204	194
6.110% due 02/25/2036 •		2,693	2,626
6.185% due 12/25/2035 •		145	138
6.867% due 09/25/2046 þ		1,824	1,220
7.100% due 08/25/2035 •		3,000	2,757
Countrywide Partnership Trust 6.050% due 02/25/2035 •		1,037	988
CQS U.S. CLO Ltd. 8.448% due 07/20/2031 •		13,500	13,600
Credit-Based Asset Servicing & Securitization LLC 6.200% due 03/25/2046 «•		362	353
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,344	270
CVC Cordatus Loan Fund DAC
3.855% due 07/21/2030 •	EUR	590	633
4.156% due 09/15/2031 •		3,199	3,416
ECMC Group Student Loan Trust 6.150% due 07/25/2069 •		$310	304
Ellington Loan Acquisition Trust 6.250% due 05/25/2037 •		3,088	2,958
EMC Mortgage Loan Trust 6.450% due 02/25/2041 «•		4	4
Encore Credit Receivables Trust 5.885% due 09/25/2035 •		23	23
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	3,150	3,347
Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$1,700	1,698
6.110% due 09/15/2025		5,100	5,099
Fieldstone Mortgage Investment Trust
5.530% due 05/25/2036 •		106	73
5.690% due 05/25/2036 •		2,445	1,681
First Franklin Mortgage Loan Trust
5.255% due 10/25/2036 •		12,157	10,388
5.310% due 11/25/2036 •		94	92
5.460% due 09/25/2036 •		6,964	6,423
5.630% due 04/25/2036 •		2,757	2,462
5.650% due 06/25/2036 •		3,500	3,105
5.870% due 11/25/2035 •		355	327
First Help Financial LLC 6.570% due 06/15/2028		8,900	8,817
FREED ABS Trust 1.910% due 03/19/2029		4,832	4,781
Fremont Home Loan Trust
5.285% due 10/25/2036 •		452	398
5.290% due 11/25/2036 •		2,504	1,476
5.300% due 10/25/2036 •		737	301
5.470% due 08/25/2036 •		10,051	3,371
5.490% due 02/25/2037 •		4,742	1,628
5.885% due 01/25/2035 •		108	105
6.200% due 11/25/2034 •		1,131	1,058
Galaxy CLO Ltd. 6.230% due 10/15/2030 •		273	271
GE-WMC Asset-Backed Pass-Through Certificates 5.790% due 12/25/2035 •		10,416	9,829
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		9,301	9,204
GSAA Home Equity Trust
4.458% due 03/25/2036 ~		162	38
5.250% due 05/25/2037 •		182	61
5.290% due 03/25/2036 •		141	54
5.390% due 06/25/2036 •		59	13
5.550% due 03/25/2037 •		1,378	422
5.790% due 04/25/2047 •		278	136
5.995% due 03/25/2046 ^~		1,325	522
6.215% due 06/25/2035 •		77	74

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

6.795% due 06/25/2036 þ		248	68
GSAMP Trust
5.200% due 12/25/2046 •		138	70
5.240% due 01/25/2037 •		1,063	622
5.250% due 12/25/2046 •		101	51
5.280% due 12/25/2046 •		5,262	2,864
5.290% due 12/25/2036 •		2,436	1,318
5.300% due 12/25/2046 •		500	252
5.320% due 12/25/2036 •		287	141
5.330% due 11/25/2035 •		1	0
5.380% due 01/25/2037 •		3,394	2,747
5.450% due 09/25/2036 •		3,865	1,407
5.550% due 01/25/2047 •		1,608	872
5.630% due 03/25/2046 •		116	112
5.650% due 05/25/2046 •		531	499
6.950% due 06/25/2035 •		197	189
GSRPM Mortgage Loan Trust 6.050% due 03/25/2035 •		911	896
Harvest CLO DAC 3.817% due 10/15/2031 •	EUR	2,500	2,663
HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •		$4,924	4,752
Home Equity Asset Trust 3.883% due 02/25/2036 •		203	195
Home Equity Loan Trust
5.380% due 04/25/2037 •		5,157	4,979
5.490% due 04/25/2037 •		314	259
HSI Asset Securitization Corp. Trust
5.330% due 04/25/2037 •		822	539
5.350% due 07/25/2036 •		112	50
5.370% due 12/25/2036 •		815	221
5.470% due 05/25/2037 •		24	24
5.630% due 11/25/2035 •		633	572
Invesco Euro CLO DAC 3.827% due 07/15/2031 •	EUR	1,000	1,065
IXIS Real Estate Capital Trust
5.550% due 03/25/2036 ^•		$180	93
5.610% due 01/25/2037 •		10,868	3,951
JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		127	125
5.450% due 07/25/2036 •		58	26
5.550% due 07/25/2036 •		1,874	1,740
Jubilee CLO DAC
3.787% due 04/15/2030 •	EUR	6,700	7,164
3.827% due 04/15/2031 •		5,700	6,066
KKR CLO Ltd. 6.660% due 04/15/2031 •		$3,850	3,755
KKR Static CLO Ltd. 7.648% due 07/20/2031 •		5,000	5,012
Lehman XS Trust 5.470% due 05/25/2036 •		63	54
LendingClub Receivables Trust
3.750% due 01/15/2027		1,072	1,064
3.750% due 12/15/2045		463	460
Long Beach Mortgage Loan Trust
5.310% due 12/25/2036 •		372	255
5.320% due 12/25/2036 •		263	96
5.450% due 05/25/2036 •		50	29
5.590% due 02/25/2036 •		375	363
5.670% due 08/25/2045 •		21	20
5.690% due 05/25/2046 •		332	106
5.750% due 01/25/2036 •		7,800	7,011
5.795% due 11/25/2035 •		2	2
6.065% due 08/25/2035 •		5,466	4,825
6.125% due 04/25/2035 •		71	70
M360 Ltd. 7.404% due 11/22/2038 •		6,463	6,292
Man GLG Euro CLO DAC
3.857% due 10/15/2030 •	EUR	953	1,021
4.216% due 12/15/2031 •		6,993	7,492
Marathon CLO Ltd. 6.410% due 04/15/2029 •		$4,167	4,161
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		8	8
MASTR Asset-Backed Securities Trust
5.200% due 01/25/2037 •		1,219	370
5.350% due 10/25/2036 •		8,508	4,301
5.360% due 05/25/2037 •		1,638	1,543
5.370% due 11/25/2036 •		505	165
5.470% due 10/25/2036 •		268	135
5.630% due 03/25/2036 •		40	24
5.650% due 10/25/2035 ^•		7,677	7,172
5.730% due 12/25/2035 •		12	12
7.850% due 07/25/2034 «•		167	151
MASTR Specialized Loan Trust 6.275% due 11/25/2035 •		571	531

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.367% due 03/25/2037 •		63,264	17,099
5.370% due 07/25/2037 •		371	164
5.370% due 08/25/2037 •		2,409	1,248
5.650% due 07/25/2037 •		187	45
5.670% due 02/25/2037 •		661	199
MF1 Ltd.
6.607% due 10/16/2036 •		12,800	12,331
6.817% due 02/19/2037 •		12,500	12,266
6.907% due 10/16/2036 •		12,800	12,286
MFA Trust 2.363% due 03/25/2060 þ		859	819
MKS CLO Ltd. 6.250% due 07/20/2030 •		5,358	5,301
Morgan Stanley ABS Capital, Inc. Trust
5.230% due 11/25/2036 •		385	212
5.240% due 01/25/2037 •		280	128
5.260% due 12/25/2036 •		6,776	3,370
5.260% due 03/25/2037 •		556	246
5.280% due 10/25/2036 •		20	17
5.280% due 01/25/2037 •		220	101
5.280% due 02/25/2037 •		2,912	2,166
5.285% due 11/25/2036 •		407	264
5.330% due 03/25/2037 •		892	394
5.360% due 01/25/2037 •		201	92
5.365% due 03/25/2037 •		2,701	1,114
5.380% due 10/25/2036 •		576	305
5.380% due 11/25/2036 •		1,552	856
5.430% due 08/25/2036 •		367	191
5.470% due 09/25/2036 •		605	271
5.510% due 02/25/2037 •		15,859	5,081
5.650% due 04/25/2036 •		2,320	2,143
5.855% due 12/25/2034 •		22	20
6.005% due 03/25/2034 •		1,113	1,091
6.065% due 03/25/2035 •		37	36
6.080% due 07/25/2035 •		700	673
7.050% due 02/25/2047 •		100	84
Morgan Stanley Dean Witter Capital, Inc. Trust 6.130% due 02/25/2033 «•		78	75
Morgan Stanley Home Equity Loan Trust 5.250% due 12/25/2036 •		985	478
Morgan Stanley Mortgage Loan Trust
5.330% due 12/25/2036 •		3,802	1,517
5.490% due 11/25/2036 •		29	9
5.870% due 04/25/2037 •		32	9
Nationstar Home Equity Loan Trust 5.690% due 09/25/2036 •		6,180	5,923
New Century Home Equity Loan Trust
5.930% due 03/25/2035 •		299	278
6.125% due 11/25/2034 •		314	307
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.810% due 10/25/2036 ^•		142	32
6.532% due 10/25/2036 ^þ		175	42
NovaStar Mortgage Funding Trust
5.350% due 09/25/2037 •		310	300
5.470% due 10/25/2036 •		200	109
6.230% due 06/25/2035 •		33	33
Oaktree CLO Ltd. 6.420% due 07/15/2034 •		6,500	6,363
OCP CLO Ltd. 6.370% due 07/20/2029 •		279	278
Oportun Issuance Trust 5.940% due 10/09/2029		3,547	3,533
Option One Mortgage Loan Trust
5.250% due 07/25/2036 •		3,820	1,717
5.280% due 07/25/2037 •		5,764	3,704
5.290% due 01/25/2037 •		4,678	2,686
5.290% due 03/25/2037 •		1,990	1,787
5.370% due 04/25/2037 •		559	399
5.370% due 05/25/2037 •		418	247
5.690% due 01/25/2036 •		1,626	1,451
5.930% due 02/25/2035 •		298	281
Ownit Mortgage Loan Trust
5.975% due 08/25/2036 •		11,956	10,677
6.050% due 10/25/2036 ^•		27	25
OZLM Ltd.
6.350% due 10/20/2031 •		3,950	3,891
6.700% due 07/20/2032 •		6,650	6,453
6.950% due 10/20/2031 •		1,485	1,447
6.950% due 07/20/2032 •		4,050	3,931
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		622	616
2.030% due 10/15/2029		7,981	7,771
6.060% due 03/15/2030		13,412	13,357
Palmer Square European Loan Funding 5.025% due 04/12/2032 •	EUR	22,058	24,198

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •		12,598	13,505
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.200% due 10/25/2034 •		$29	28
6.800% due 12/25/2034 •		269	277
6.875% due 02/25/2035 •		7,592	6,677
6.950% due 12/25/2034 •		32	31
7.025% due 12/25/2034 •		4,101	3,665
Popular ABS Mortgage Pass-Through Trust
5.645% due 07/25/2036 •		288	269
6.020% due 02/25/2036 •		3,675	3,312
PRET LLC
1.744% due 07/25/2051 þ		3,774	3,496
1.843% due 09/25/2051 þ		9,495	8,666
1.868% due 07/25/2051 þ		2,520	2,311
1.992% due 02/25/2061 þ		2,386	2,214
2.240% due 09/27/2060 þ		1,190	1,125
2.487% due 10/25/2051 ~		1,111	1,011
2.487% due 10/25/2051 þ		6,652	6,221
3.721% due 07/25/2051 þ		8,857	8,321
5.240% due 04/25/2052 þ		6,300	5,984
5.927% due 06/25/2052 þ		14,534	14,051
RAAC Trust 5.855% due 02/25/2036 •		6,848	6,409
Ready Capital Mortgage Financing LLC 6.717% due 01/25/2037 •		11,933	11,773
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		2,157	793
5.612% due 04/25/2037 þ		368	105
6.250% due 09/25/2037 •		164	72
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		3,012	2,660
4.320% due 09/25/2030		1,959	1,822
5.380% due 11/25/2030		9,896	9,683
Residential Asset Mortgage Products Trust
4.741% due 08/25/2034 •		3,173	3,046
5.590% due 12/25/2035 •		16	14
5.750% due 03/25/2036 •		141	135
5.840% due 10/25/2035 •		79	77
6.400% due 10/25/2034 •		1,054	929
6.830% due 08/25/2035 •		8,584	7,766
Residential Asset Securities Corp. Trust
5.420% due 08/25/2036 •		374	362
5.730% due 06/25/2033 •		46	41
5.810% due 12/25/2035 •		2,760	2,619
6.035% due 12/25/2035 •		17,408	15,146
6.395% due 02/25/2035 •		4,966	4,600
Saxon Asset Securities Trust 5.600% due 09/25/2036 •		8,365	6,523
Sculptor European CLO DAC 4.227% due 10/15/2034 •	EUR	10,510	11,183
Securitized Asset-Backed Receivables LLC Trust
5.250% due 10/25/2036 ^•		$24,077	8,380
5.310% due 08/25/2036 •		2,189	706
5.490% due 08/25/2036 ^•		17	6
5.630% due 07/25/2036 •		784	323
5.795% due 10/25/2035 •		2,254	1,868
5.810% due 08/25/2035 ^•		39	30
5.870% due 10/25/2035 •		1,317	1,055
6.110% due 01/25/2036 ^•		261	228
6.200% due 03/25/2035 •		43	42
SG Mortgage Securities Trust
5.290% due 10/25/2036 •		111	98
6.035% due 10/25/2035 •		5,879	4,688
Shelter Growth CRE Issuer Ltd.
7.372% due 06/17/2037 •		13,400	13,266
8.269% due 06/17/2037 •		8,658	8,540
SMB Private Education Loan Trust
1.310% due 07/17/2051		6,624	5,841
4.550% due 02/16/2055		11,220	10,416
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		758	698
Sound Point CLO Ltd.
6.235% due 07/25/2030 •		5,489	5,427
6.263% due 01/23/2029 •		794	795
6.300% due 10/20/2028 •		3,556	3,553
Soundview Home Loan Trust
5.230% due 06/25/2037 •		52	35
5.320% due 07/25/2037 •		234	192
5.320% due 08/25/2037 •		694	588
5.330% due 02/25/2037 •		2,155	619
5.350% due 06/25/2037 •		803	549
5.410% due 02/25/2037 •		124	36
5.615% due 02/25/2036 •		869	790
6.050% due 10/25/2037 •		4,062	3,206
6.450% due 10/25/2037 •		1,226	908

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Specialty Underwriting & Residential Finance Trust
4.460% due 12/25/2036 •		265	248
5.290% due 11/25/2037 •		2,338	1,289
5.450% due 06/25/2037 •		38	22
5.450% due 09/25/2037 •		284	197
5.500% due 04/25/2037 •		2,960	2,070
Structured Asset Investment Loan Trust
5.280% due 07/25/2036 •		28	20
5.300% due 09/25/2036 •		14	13
5.330% due 09/25/2036 •		6,539	4,120
5.770% due 01/25/2036 •		66	61
5.930% due 02/25/2035 •		810	787
6.080% due 06/25/2035 •		275	259
6.100% due 08/25/2033 •		174	171
8.300% due 08/25/2033 •		120	109
Structured Asset Securities Corp. Mortgage Loan Trust
5.285% due 07/25/2036 •		15	15
5.310% due 03/25/2036 •		8	8
5.460% due 08/25/2046 •		3,453	3,205
5.490% due 12/25/2036 •		27	26
5.570% due 02/25/2037 •		345	334
6.670% due 04/25/2035 •		1	1
Theorem Funding Trust
1.210% due 12/15/2027		583	579
1.850% due 02/15/2028		2,932	2,888
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	9,000	9,596
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~		$72	71
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		5,744	5,480
Upstart Securitization Trust
3.120% due 03/20/2032		12,194	11,939
4.370% due 05/20/2032		2,919	2,888
5.500% due 06/20/2032		13,043	12,681
Venture CLO Ltd.
6.140% due 04/15/2027 •		64	63
6.150% due 10/20/2028 •		5,993	5,967
6.270% due 04/20/2029 •		658	657
6.300% due 07/20/2030 •		4,240	4,200
6.493% due 08/28/2029 •		240	238
Vibrant CLO Ltd. 6.950% due 07/20/2032 •		9,125	8,885
WaMu Asset-Backed Certificates WaMu Trust
5.375% due 05/25/2037 •		104	95
5.390% due 05/25/2037 •		407	337
Washington Mutual Asset-Backed Certificates Trust
5.210% due 11/25/2036 •		711	256
5.460% due 08/25/2036 •		1,869	1,750
Wellfleet CLO Ltd. 6.140% due 04/20/2029 •		4,042	4,038
Wells Fargo Home Equity Asset-Backed Securities Trust 5.900% due 12/25/2035 •		422	413

Total Asset-Backed Securities (Cost $995,390)			929,425

SOVEREIGN ISSUES 0.1%
Brazil Government International Bond 4.750% due 01/14/2050		995	735
Russia Government International Bond
4.250% due 06/23/2027 ^(e)		200	87
5.250% due 06/23/2047 ^(e)		200	89
5.250% due 06/23/2047 ^«(e)		400	24

Total Sovereign Issues (Cost $1,468)			935

SHORT-TERM INSTRUMENTS 74.0%
COMMERCIAL PAPER 6.4%
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		1,400	1,396
5.450% due 07/10/2023		2,300	2,297
5.450% due 07/11/2023		250	250
Ameren Corp. 5.400% due 07/24/2023		2,750	2,740
American Electric Power Co., Inc.
5.430% due 07/10/2023		3,000	2,996
5.440% due 08/07/2023		500	497
Arrow Electronics, Inc. 5.730% due 07/18/2023		500	499
Bacardi Martini BV 5.900% due 07/19/2023		1,100	1,097
Conagra Brands, Inc.
5.600% due 07/20/2023		650	648
5.750% due 07/05/2023		6,800	6,795

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.750% due 07/06/2023	5,550	5,545
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023	10,250	10,212
Constellation Brands, Inc.
5.580% due 07/18/2023	750	748
5.580% due 07/21/2023	250	249
5.580% due 07/25/2023	400	398
5.590% due 07/03/2023	1,550	1,549
5.590% due 07/05/2023	1,150	1,149
Constellation Energy Corp. 5.300% due 07/13/2023	250	249
Crown Castle, Inc. 5.870% due 07/20/2023	300	299
CVS Corp. 5.280% due 07/06/2023	650	649
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	250	249
Dominion Resources, Inc.
5.400% due 07/19/2023	400	399
5.430% due 07/31/2023	1,100	1,095
5.440% due 08/09/2023 (a)(c)	250	249
5.490% due 07/11/2023	250	250
5.520% due 08/18/2023	750	744
Duke Energy Corp.
5.400% due 07/10/2023	250	250
5.400% due 08/08/2023	950	944
Electricite de France SA
5.510% due 08/03/2023	8,800	8,754
5.570% due 07/14/2023	4,450	4,441
Enbridge (US), Inc.
5.400% due 07/12/2023	11,650	11,629
5.450% due 07/03/2023	1,600	1,599
5.450% due 07/26/2023	650	647
5.450% due 07/27/2023 (a)(c)	250	249
Enel Finance America LLC
5.450% due 07/24/2023	1,000	996
5.450% due 08/07/2023 (a)(c)	1,300	1,293
Entergy Corp. 5.380% due 07/14/2023	250	249
Global Payments, Inc.
5.930% due 07/28/2023	11,150	11,099
5.950% due 07/05/2023	250	250
5.950% due 07/14/2023	1,300	1,297
Haleon UK Capital PLC
5.500% due 08/07/2023 (a)(c)	900	895
5.500% due 08/08/2023 (a)(c)	750	746
Humana, Inc.
5.400% due 07/11/2023	400	399
5.430% due 07/20/2023	250	249
5.450% due 07/10/2023	550	549
5.450% due 07/17/2023	400	399
5.450% due 07/19/2023	3,000	2,991
5.500% due 08/01/2023	1,700	1,692
5.510% due 08/02/2023	1,050	1,045
5.510% due 08/03/2023	1,700	1,691
International Flavors & Fragrances, Inc.
6.000% due 07/28/2023	600	597
6.050% due 07/26/2023 (c)	1,400	1,395
6.050% due 07/28/2023 (a)(c)	900	896
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	950	947
L3Harris Technologies, Inc. 5.530% due 07/17/2023	250	249
LSEGA Financing PLC 5.430% due 07/25/2023	1,700	1,694
McCormick & Co., Inc. 5.350% due 07/25/2023	250	249
Mondelez International, Inc.
5.370% due 07/25/2023	1,550	1,544
5.430% due 07/13/2023	1,250	1,248
5.430% due 08/01/2023	2,000	1,990
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	1,250	1,247
Northrop Grumman Corp.
5.600% due 08/17/2023	2,500	2,482
5.600% due 08/22/2023	6,900	6,844
Parker-Hannifin Corp. 5.420% due 07/27/2023	300	299
Penske Truck Leasing Co. LP 5.350% due 07/11/2023	2,800	2,795
Quanta Services, Inc.
5.900% due 07/07/2023	2,500	2,497
5.900% due 07/12/2023	2,050	2,046
5.900% due 07/18/2023	2,400	2,393
Raytheon Technologies Corp.
5.410% due 07/17/2023	2,450	2,444

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.450% due 07/12/2023	6,250	6,239
Republic Services, Inc. 5.250% due 07/05/2023	1,400	1,399
Targa Resources Corp.
5.950% due 07/20/2023	1,300	1,296
5.950% due 07/26/2023	2,550	2,541
Thomson Reuters Corp.
5.470% due 07/13/2023	10,400	10,380
5.470% due 07/18/2023	2,800	2,793
5.500% due 07/18/2023	450	449
Trane Technologies Financing Ltd. 5.550% due 07/25/2023	850	848
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)(c)	500	499
5.850% due 07/10/2023 (c)	5,750	5,741
6.000% due 07/06/2023	6,800	6,794
Waste Management, Inc. 5.400% due 08/09/2023	500	497

		170,933

REPURCHASE AGREEMENTS (l) 67.4%		1,807,800

U.S. TREASURY BILLS 0.2%
5.290% due 08/24/2023 (f)(g)(n)(p)	5,898	5,854

Total Short-Term Instruments (Cost $1,984,656)		1,984,587

Total Investments in Securities (Cost $3,954,118)		3,821,415

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	18,850	183

Total Short-Term Instruments (Cost $183)		183

Total Investments in Affiliates (Cost $183)		183

Total Investments 142.6% (Cost $3,954,301)		$3,821,598
Financial Derivative Instruments (m)(o) (0.0)%(Cost or Premiums, net $6,020)		(450)
Other Assets and Liabilities, net (42.6)%		(1,140,877)

Net Assets 100.0%		$2,680,271

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								When-issued security.
(d)								Payment in-kind security.
(e)								Security is not accruing income as of the date of this report.
(f)								Coupon represents a weighted average yield to maturity.
(g)								Zero coupon security.
(h)								Principal amount of security is adjusted for inflation.
(i)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)								Contingent convertible security.
(k)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				2.129%	11/24/2026	11/17/2020		$4,400	$3,917	0.15%
Deutsche Bank AG				3.035	05/28/2032	05/28/2032		3,103	2,443	0.09

								$7,503	$6,360	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.080%	07/03/2023	07/05/2023	$835,700	U.S. Treasury Notes 3.875% - 4.625% due 04/30/2025 - 06/30/2025			$(852,463)	$835,700	$835,700
FICC	5.060	06/30/2023	07/03/2023	138,000	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032			(140,760)	138,000	138,058
NOM	5.040	06/30/2023	07/03/2023	834,100	U.S. Treasury Bonds 1.875% - 3.375% due 02/15/2041 - 02/15/2049			(842,660)	834,100	834,450

Total Repurchase Agreements								$(1,835,883)	$1,807,800	$1,808,208

(1)								Includes accrued interest.
(m)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	14	$14	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	14	14	(2)	(3)

Total Written Options									$(5)	$(6)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	810	$164,708	$(1,497)	$0	$(25)
U.S. Treasury 10-Year Note September Futures	09/2023	825	92,619	(1,657)	116	0
U.S. Treasury Long-Term Bond September Futures	09/2023	295	37,437	318	221	0

$(2,836)	$337	$(25)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	63	$(9,194)	$87	$65	$(7)
Euro-Buxl 30-Year Bond September Futures	09/2023	24	(3,656)	(54)	42	(20)
U.S. Treasury 5-Year Note September Futures	09/2023	501	(53,654)	1,029	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	292	(39,776)	(628)	0	(365)

$434	$107	$(392)

Total Futures Contracts	$(2,402)	$444	$(417)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.707%	$500	$6	$(2)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	7,100	114	(61)	53	8	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	2,200	(12)	17	5	6	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	5,100	34	28	62	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	500	6	0	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	4,890	970	(392)	578	4	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	5,855	705	129	834	13	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.535	EUR	200	(19)	16	(3)	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.679	13,300	160	(45)	115	13	0

$1,964	$(310)	$1,654	$44	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$16,600	$218	$30	$248	$21	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	9,200	44	97	141	12	0
$262	$127	$389	$33	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$416,500	$(16,552)	$1,816	$(14,736)	$7	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	96,200	(147)	(1,793)	(1,940)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	71,900	(5,442)	(757)	(6,199)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	109,250	1,089	2,166	3,255	0	(40)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	14,500	(161)	113	(48)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	131,750	2,455	3,172	5,627	0	(142)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	119,200	2,574	18,718	21,292	0	(163)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	10,850	(74)	90	16	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	99,200	10,326	3,583	13,909	0	(170)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	4,900	63	164	227	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	44,400	8,570	8,898	17,468	0	(343)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	2,100	(516)	(46)	(562)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	26,400	1,424	694	2,118	0	(257)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023	119,200	0	1,438	1,438	45	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	44,400	0	507	507	16	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	51,100	(361)	444	83	0	(325)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	22,500	200	(135)	65	158	0

$3,448	$39,072	$42,520	$269	$(1,478)

Total Swap Agreements	$5,674	$38,889	$44,563	$346	$(1,478)

(n)	Securities with an aggregate market value of $23,037 and cash of $21,625 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	DKK	164,123	$23,700	$0	$(353)
07/2023	$11,426	DKK	77,690	0	(41)
08/2023	AUD	39,926	$26,989	360	0
08/2023	DKK	77,560	11,426	41	0
08/2023	GBP	3,723	4,685	0	(45)
08/2023	JPY	1,135,500	8,278	359	0
08/2023	SEK	420	41	2	0
08/2023	$7,949	GBP	6,343	109	0
09/2023	HKD	74,200	$9,496	10	0
09/2023	KRW	60,287	48	2	0
09/2023	$201	TWD	6,101	0	(5)
BPS	07/2023	SGD	162	$123	2	0
08/2023	AUD	2,701	1,836	34	0
08/2023	EUR	1,279	1,377	0	(22)
08/2023	$169	CNH	1,170	0	(8)
08/2023	1,988	MXN	34,619	18	0
08/2023	100	TWD	3,054	0	(2)
10/2023	91	ZAR	1,681	0	(2)
BRC	08/2023	EUR	3,802	$4,153	0	(4)
08/2023	GBP	9,171	11,504	0	(145)
08/2023	JPY	450,323	3,403	262	0
09/2023	ILS	1,442	403	13	0
CBK	08/2023	EUR	7,304	7,918	0	(69)
08/2023	NOK	8,049	772	21	0
08/2023	SEK	130,897	12,907	747	0
08/2023	$57,983	EUR	53,815	867	(5)
08/2023	1,634	GBP	1,316	38	0
08/2023	96	TWD	2,939	0	(2)
GLM	08/2023	CHF	13,947	$15,753	104	0
08/2023	NOK	10,231	964	10	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

09/2023	TWD	2,111	69	1	0
10/2023	$257	ZAR	4,827	0	(4)
JPM	07/2023	DKK	4,615	$670	0	(6)
07/2023	MXN	34,215	1,945	0	(50)
07/2023	SGD	5,106	3,864	87	0
08/2023	CHF	20,549	23,334	287	(10)
08/2023	EUR	1,047	1,133	0	(12)
08/2023	GBP	26,544	33,619	0	(100)
08/2023	JPY	212,707	1,571	87	0
08/2023	NOK	3,773	356	4	0
08/2023	$136	CNH	940	0	(6)
08/2023	6,932	EUR	6,410	77	0
09/2023	IDR	1,227,057	$82	1	0
09/2023	ILS	1,384	390	15	0
09/2023	INR	49,132	596	0	(1)
10/2023	MXN	5,127	292	0	(2)
MBC	08/2023	CNH	1,245	181	9	0
08/2023	EUR	296,706	327,407	2,973	0
09/2023	KRW	111,756	88	2	0
MYI	07/2023	$10,157	DKK	69,285	0	(3)
08/2023	DKK	69,170	$10,157	4	0
08/2023	JPY	6,473,937	48,710	3,557	0
08/2023	TWD	25,662	845	21	0
08/2023	$108	TWD	3,286	0	(3)
09/2023	INR	10,612	$129	0	0
09/2023	KRW	125,594	98	2	0
09/2023	$18	IDR	267,671	0	0
SCX	08/2023	JPY	218,200	$1,575	53	0
08/2023	$65	CNH	445	0	(3)
09/2023	INR	30,728	$373	0	0
09/2023	$22	IDR	325,921	0	0
09/2023	167	TWD	5,098	0	(3)
TOR	08/2023	JPY	2,969,899	$22,398	1,684	0
UAG	08/2023	DKK	21,731	3,169	0	(21)
08/2023	GBP	23,250	29,388	0	(147)
09/2023	ILS	1,198	334	10	0

Total Forward Foreign Currency Contracts	$11,873	$(1,074)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	2,500	$(9)	$(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	2,500	(10)	(7)

Total Written Options	$(19)	$(19)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.764%	EUR	1,600	$370	$(192)	$178	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERADXULT Index	886	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$1,997	$0	$(9)	$0	$(9)
Receive	RU20INTR Index	265	5.050% (1-Month USD-LIBOR less a specified spread)	Monthly	08/09/2023	2,649	0	(11)	0	(11)
Receive	ERAEMLT Index	158	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	612	0	(3)	0	(3)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	RADMFXNT Index	42,826	5.150% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	68,041	0	(288)	0	(288)
	Receive	RADMFXNT Index	64,549	4.850% (1-Month USD-LIBOR less a specified spread)	Monthly	10/04/2023	102,554	0	(409)	0	(409)
	Receive	RADMFENT Index	1,109	5.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	1,592	0	(7)	0	(7)
	Receive	RADMFXNT Index	3,580	4.930% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	5,688	0	(23)	0	(23)
	Receive	RADMFENT Index	3,984	5.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	5,718	0	(26)	0	(26)
	Receive	RADMFENT Index	34,347	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	49,292	0	(225)	0	(225)
	Receive	RADMFENT Index	26,925	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	38,641	0	(177)	0	(177)
	Receive	RADMFENT Index	16,192	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	23,238	0	(105)	0	(105)
	Receive	RADMFENT Index	20,263	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	29,080	0	(131)	0	(131)
	Receive	RADMFXNT Index	16,944	5.165% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	26,920	0	(144)	0	(144)
	Receive	RADMFXNT Index	3,953	5.205% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	6,280	0	(16)	0	(16)
	Receive	RADMFXNT Index	5,873	5.175% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	9,331	0	(23)	0	(23)
CBK	Receive	RU20INTR Index	3,419	4.970% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	33,610	0	549	549	0
	Receive	NDDUEAFE Index	12,333	5.050% (1-Month USD-LIBOR less a specified spread)	Monthly	08/02/2023	90,667	0	(379)	0	(379)
	Receive	ERAUSLT Index	84,008	5.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	38,881	0	520	520	0
	Receive	ERADXULT Index	14,115	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	31,814	0	(130)	0	(130)
	Receive	ERADXULT Index	6,549	5.655% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	14,761	0	(39)	0	(39)
	Receive	ERAUSST Index	11,863	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	64,275	0	(256)	0	(256)
	Receive	NDUEEGF Index	4,717	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	2,405	0	(11)	0	(11)
	Receive	NDUEEGF Index	53,900	5.150% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	27,515	0	(47)	0	(47)
GST	Receive	NDUEEGF Index	6,220	5.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	3,171	0	(14)	0	(14)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

JPM	Receive	NDDUEAFE Index	4,242	5.050% (1-Month USD-LIBOR less a specified spread)	Monthly	07/19/2023	31,185	0	(130)	0	(130)
	Receive	RADMFXNT Index	7,720	5.155% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	12,265	0	(52)	0	(52)
	Receive	RADMFENT Index	24,966	5.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	35,829	0	(166)	0	(166)
	Receive	ERAUSLT Index	222,783	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	104,532	0	(453)	0	(453)
	Receive	RADMFENT Index	118,076	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	169,454	0	(769)	0	(769)
	Receive	RADMFXNT Index	70,078	4.620% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	129,760	0	(484)	0	(484)
	Receive	RADMFXNT Index	80,252	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	127,503	0	(538)	0	(538)
	Receive	ERAEMLT Index	565	6.110% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	2,187	0	(11)	0	(11)
	Receive	RADMFENT Index	46,035	5.440% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	66,066	0	(219)	0	(219)
	Receive	NDDUEAFE Index	91	4.820% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	669	0	(3)	0	(3)
	Receive	ERAEMLT Index	6,920	6.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	26,791	0	(135)	0	(135)
	Receive	RADMFENT Index	17,797	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	25,541	0	(116)	0	(116)
	Receive	ERADXULT Index	93,108	5.675% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	209,857	0	(966)	0	(966)
	Receive	ERAEMLT Index	249	6.290% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/08/2024	964	0	(5)	0	(5)
	Receive	RADMFENT Index	72,495	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	104,040	0	(601)	0	(601)
MBC	Receive	NDUEEGF Index	9,197	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	4,689	0	(20)	0	(20)
	Receive	NDUEEGF Index	3,699	5.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	1,886	0	(8)	0	(8)
MEI	Receive	ERAEMLT Index	35,420	6.050% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/12/2023	137,129	0	(685)	0	(685)
	Receive	NDDUEAFE Index	16,380	5.020% (1-Month USD-LIBOR less a specified spread)	Monthly	08/16/2023	120,418	0	(500)	0	(500)
	Receive	ERADXULT Index	29,381	5.715% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	66,222	0	(323)	0	(323)
	Receive	ERAEMLT Index	4,555	5.860% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	17,635	0	(85)	0	(85)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	ERAEMLT Index	34,077	6.010% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	131,929	0	(655)	0	(655)
	Receive	ERAEMLT Index	13,454	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	52,096	0	(185)	0	(185)
	Receive	ERAEMLT Index	18,156	6.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	70,291	0	(349)	0	(349)
MYI	Receive	RU20INTR Index	534	4.970% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	5,337	0	(22)	0	(22)
	Receive	NDDUEAFE Index	18,268	5.040% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	134,298	0	(560)	0	(560)
	Receive	ERADXULT Index	3,092	5.635% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	6,969	0	(32)	0	(32)
	Receive	NDDUEAFE Index	5,494	5.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	40,389	0	(213)	0	(213)
	Receive	NDDUEAFE Index	4,417	5.115% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	32,472	0	(46)	0	(46)
	Receive	NDDUEAFE Index	9,812	5.105% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	72,133	0	(180)	0	(180)
UAG	Receive	NDDUEAFE Index	18,753	5.030% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	137,864	0	(573)	0	(573)
	Receive	ERAUSST Index	1,952	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	10,363	0	209	209	0
	Receive	RU20INTR Index	454	5.070% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	4,538	0	(18)	0	(18)

								$0	$(10,297)	$1,278	$(11,575)

Total Swap Agreements								$370	$(10,489)	$1,456	$(11,575)

(p)

Securities with an aggregate market value of $12,380 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$76,389	$0	$76,389
Industrials	0	35,947	0	35,947
Utilities	0	8,249	0	8,249
Municipal Bonds & Notes
California	0	2,052	0	2,052
Illinois	0	405	0	405
Nebraska	0	23	0	23
Ohio	0	62	0	62
Pennsylvania	0	5	0	5
Washington	0	757	0	757
U.S. Government Agencies	0	386,241	0	386,241
U.S. Treasury Obligations	0	123,281	0	123,281
Non-Agency Mortgage-Backed Securities	0	272,448	609	273,057
Asset-Backed Securities	0	928,665	760	929,425
Sovereign Issues	0	911	24	935
Short-Term Instruments
Commercial Paper	1,641	169,292	0	170,933
Repurchase Agreements	0	1,807,800	0	1,807,800
U.S. Treasury Bills	0	5,854	0	5,854

	$1,641	$3,818,381	$1,393	$3,821,415
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$183	$0	$0	$183

Total Investments	$1,824	$3,818,381	$1,393	$3,821,598

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107	683	0	790
Over the counter	0	13,329	0	13,329

	$107	$14,012	$0	$14,119
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(1,874)	0	(1,901)
Over the counter	0	(12,668)	0	(12,668)

	$(27)	$(14,542)	$0	$(14,569)

Total Financial Derivative Instruments	$80	$(530)	$0	$(450)

Totals	$1,904	$3,817,851	$1,393	$3,821,148

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.5% ¤
CORPORATE BONDS & NOTES 3.0%
BANKING & FINANCE 3.0%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$183
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	39
3.950% due 07/01/2024		157	152
Crown Castle, Inc. 3.150% due 07/15/2023		666	665
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	306
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	8,423	932
1.000% due 10/01/2050		10,653	1,125
1.000% due 10/01/2053		24,812	2,412
1.500% due 10/01/2053		17,236	1,887
2.000% due 10/01/2053		3,969	454
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		3,455	383
1.000% due 10/01/2050		19,785	2,090
1.500% due 10/01/2053		40,989	4,258
Nykredit Realkredit AS
0.500% due 10/01/2043		44,789	4,944
1.000% due 10/01/2050		5,805	611
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		169,424	18,246
2.000% due 10/01/2053		24,248	2,624
Realkredit Danmark AS
1.000% due 10/01/2050		3,482	367
1.000% due 10/01/2053		50,433	4,922
1.500% due 10/01/2053		91,967	9,869
2.000% due 10/01/2053		8,369	906
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,394	1,339
UBS Group AG
1.000% due 06/24/2027 •	EUR	100	97
2.125% due 11/15/2029 •	GBP	100	99
2.875% due 04/02/2032 •	EUR	100	95
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		400	430
7.750% due 03/01/2029 •		200	242
UniCredit SpA 7.830% due 12/04/2023		$910	915

			60,593

INDUSTRIALS 0.0%
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		11	11
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		29	29
VMware, Inc. 3.900% due 08/21/2027		39	37

			77

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	37
4.016% due 12/03/2029		285	267

			304

Total Corporate Bonds & Notes (Cost $87,110)			60,974

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
2.125% due 04/24/2026		705	659
4.345% due 05/01/2038 •		235	238
4.944% due 09/01/2044 - 10/01/2044 •		2	2
5.400% due 06/25/2048 •		3,617	3,431
5.580% due 10/25/2036 •		1	1
5.600% due 08/25/2037 •		48	48

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Fannie Mae, TBA 6.500% due 07/01/2053 - 08/01/2053	15,300	15,622
Freddie Mac
2.920% due 01/25/2026	3,000	2,872
3.759% due 09/01/2036 •	2	2
3.928% due 10/01/2036 •	3	3
5.573% due 07/15/2036 •	18	17
5.643% due 05/15/2032 - 09/15/2042 •	130	128
5.793% due 12/15/2037 •	23	23
5.813% due 10/15/2037 •	35	35
6.049% due 07/01/2036 •	7	7
Ginnie Mae
0.093% due 10/16/2053 ~(a)	91	0
2.887% due 10/20/2043 •	270	260
3.858% due 08/20/2068 •	617	601
5.557% due 02/20/2049 •	398	388
U.S. Small Business Administration
4.840% due 05/01/2025	2	2
4.990% due 09/01/2024	1	1
5.160% due 02/01/2028	2	2
5.310% due 05/01/2027	3	3
5.510% due 11/01/2027	2	2
5.820% due 06/01/2026	2	2
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	3	3
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	379	346
4.000% due 09/01/2048 - 04/01/2050	97	92
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	46,400	43,585
4.500% due 08/01/2053	44,400	42,711
5.000% due 08/01/2053	27,500	26,952
5.500% due 08/01/2053	17,300	17,215

Total U.S. Government Agencies (Cost $156,237)		155,254

U.S. TREASURY OBLIGATIONS 105.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	40,050	38,853
0.125% due 10/15/2024 (i)	86,204	83,158
0.125% due 04/15/2025	61,664	58,669
0.125% due 10/15/2025	51,798	49,116
0.125% due 04/15/2026 (k)	52,140	48,901
0.125% due 07/15/2026 (i)	78,531	73,784
0.125% due 10/15/2026 (i)	103,143	96,448
0.125% due 04/15/2027	38,468	35,616
0.125% due 01/15/2030 (i)	78,240	70,214
0.125% due 07/15/2030 (i)	75,968	68,159
0.125% due 01/15/2031 (i)	90,475	80,447
0.125% due 07/15/2031 (i)	90,568	80,354
0.125% due 01/15/2032 (i)	94,890	83,581
0.125% due 02/15/2051	17,025	11,375
0.125% due 02/15/2052	16,130	10,716
0.250% due 01/15/2025 (i)	78,392	75,158
0.250% due 07/15/2029	57,880	52,873
0.250% due 02/15/2050	24,309	17,024
0.375% due 07/15/2025 (k)	76,377	73,101
0.375% due 01/15/2027 (i)(k)	100,477	94,301
0.375% due 07/15/2027 (i)	72,896	68,353
0.500% due 04/15/2024 (k)	18,026	17,591
0.500% due 01/15/2028 (i)	82,399	77,098
0.625% due 01/15/2024 (i)(k)	74,195	72,941
0.625% due 01/15/2026 (k)	35,439	33,799
0.625% due 07/15/2032 (i)	133,343	122,631
0.625% due 02/15/2043	25,911	21,278
0.750% due 07/15/2028 (i)	90,165	85,471
0.750% due 02/15/2042	33,662	28,630
0.750% due 02/15/2045	45,093	37,306
0.875% due 01/15/2029	34,714	32,871
0.875% due 02/15/2047	30,423	25,553
1.000% due 02/15/2046	25,608	22,239
1.000% due 02/15/2048	25,468	21,932
1.000% due 02/15/2049	23,587	20,307
1.125% due 01/15/2033 (i)	52,378	50,216
1.375% due 02/15/2044	36,786	34,685
1.500% due 02/15/2053	15,207	14,779
1.625% due 10/15/2027 (i)	128,841	126,987
1.750% due 01/15/2028 (k)	5,463	5,401
2.000% due 01/15/2026 (k)(m)	4,349	4,292
2.125% due 02/15/2040 (k)	16,779	18,018
2.125% due 02/15/2041	20,072	21,555
3.375% due 04/15/2032	125	142
3.875% due 04/15/2029 (m)	862	952

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $2,361,647)			2,166,875

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust 4.899% due 07/25/2035 «~		3	3
Alliance Bancorp Trust 5.630% due 07/25/2037 •		1,457	1,244
BAMLL Commercial Mortgage Securities Trust 6.243% due 09/15/2038 •		700	639
Banc of America Funding Trust 3.818% due 05/20/2036 ^«~		24	21
Bear Stearns Adjustable Rate Mortgage Trust
4.110% due 01/25/2035 «~		6	6
4.222% due 07/25/2036 ^~		12	11
4.283% due 01/25/2035 ~		9	9
4.524% due 02/25/2036 ^~		26	23
Bear Stearns ALT-A Trust 4.941% due 07/25/2035 ^~		60	44
BX Trust 5.896% due 04/15/2039 •		4,650	4,469
Chase Mortgage Finance Trust
3.883% due 12/25/2035 ^~		1	1
4.311% due 02/25/2037 «~		8	7
4.483% due 02/25/2037 ~		8	8
Citigroup Mortgage Loan Trust
4.321% due 03/25/2034 ~		7	6
6.470% due 11/25/2035 •		3	3
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,101	907
5.500% due 11/25/2035 ^		9	8
6.000% due 03/25/2037 ^		656	263
6.500% due 09/25/2037 ^		170	70
Countrywide Home Loan Mortgage Pass-Through Trust
3.962% due 11/20/2034 ~		19	17
4.029% due 08/20/2035 ^~		119	111
5.500% due 01/25/2035		18	18
6.000% due 04/25/2036		42	23
Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •		5	5
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.850% due 10/25/2035 ^«•		40	18
Credit Suisse Mortgage Capital Certificates 5.428% due 10/26/2036 ~		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.746% due 04/25/2047 •		129	114
Eurosail PLC 5.940% due 06/13/2045 •	GBP	98	123
First Horizon Alternative Mortgage Securities Trust
5.024% due 04/25/2035 ~		$19	18
6.000% due 02/25/2037 ^		59	26
GCAT LLC 2.981% due 09/25/2025 þ		1,076	1,053
Ginnie Mae 6.166% due 05/20/2073		400	400
GSR Mortgage Loan Trust
3.935% due 01/25/2036 ^~		7	7
4.070% due 09/25/2035 ~		1	1
4.481% due 11/25/2035 ~		5	5
4.662% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
5.417% due 03/19/2037 •		68	61
5.567% due 12/19/2036 •		825	689
5.597% due 05/19/2035 •		44	40
5.777% due 11/19/2035 •		27	20
5.837% due 06/20/2035 •		36	33
IndyMac INDA Mortgage Loan Trust 3.308% due 11/25/2035 ^~		14	10
IndyMac INDX Mortgage Loan Trust
5.570% due 07/25/2036 •		81	75
5.710% due 07/25/2035 •		352	256
JP Morgan Alternative Loan Trust
5.550% due 06/25/2037 •		884	364
6.810% due 08/25/2036 ^þ		136	127
JP Morgan Mortgage Trust
4.683% due 07/25/2035 «~		1	1
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~		10	9
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.933% due 09/15/2030 •		5	5
Merrill Lynch Mortgage Investors Trust
4.015% due 12/25/2034 ~		5	4
4.391% due 06/25/2035 ~		13	12
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		560	517

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.910% due 12/25/2035 •		433	401
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036 ^«		42	31
6.000% due 09/25/2036		16	12
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		145	97
5.750% due 03/25/2037 ^		50	17
6.500% due 09/25/2036 ^		884	316
Structured Adjustable Rate Mortgage Loan Trust
4.387% due 03/25/2036 ^~		22	16
6.120% due 11/25/2034 •		58	51
Structured Asset Mortgage Investments Trust
5.570% due 05/25/2036 •		6	4
5.826% due 05/19/2035 •		4	3
Thornburg Mortgage Securities Trust 7.201% due 03/25/2037 ^•		196	163
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	848	1,078
WaMu Mortgage Pass-Through Certificates Trust
3.778% due 08/25/2036 ^~		$1	1
4.198% due 01/25/2035 ~		3	3
4.220% due 10/25/2034 ~		2	2
4.521% due 06/25/2034 «~		3	2
5.890% due 11/25/2034 •		17	16
5.890% due 01/25/2045 •		24	23
5.950% due 01/25/2045 •		21	20
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		10	8
Wells Fargo Mortgage-Backed Securities Trust 4.692% due 04/25/2036 ~		15	14

Total Non-Agency Mortgage-Backed Securities (Cost $15,255)			14,185

ASSET-BACKED SECURITIES 12.3%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		1,000	986
ACAS CLO Ltd. 6.152% due 10/18/2028 •		4,087	4,062
ACE Securities Corp. Home Equity Loan Trust
6.020% due 05/25/2035 •		92	92
6.050% due 12/25/2034 •		46	42
6.275% due 04/25/2035 •		2,000	1,691
Adagio CLO DAC 3.897% due 10/15/2031 •	EUR	1,000	1,070
American Money Management Corp. CLO Ltd.
6.130% due 04/17/2029 •		$574	575
6.287% due 11/10/2030 •		735	730
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		3,277	3,258
6.413% due 07/22/2032 •		5,600	5,523
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		5,964	5,927
Apidos CLO 6.162% due 07/18/2029 •		593	588
Aqueduct European CLO DAC 3.840% due 07/20/2030 •	EUR	2,227	2,399
Arbor Realty Commercial Real Estate Notes Ltd.
6.263% due 08/15/2034 •		$6,000	5,863
6.543% due 11/15/2036 •		4,600	4,512
Argent Mortgage Loan Trust 5.630% due 05/25/2035 •		75	68
Armada Euro CLO DAC 3.897% due 07/15/2031 •	EUR	2,399	2,561
Asset-Backed Securities Corp. Home Equity Loan Trust 5.610% due 11/25/2036 •		$532	508
Bain Capital Euro CLO DAC 3.940% due 01/20/2032 •	EUR	1,988	2,122
Barings CLO Ltd. 6.320% due 01/20/2032 •		$1,600	1,580
Bear Stearns Asset-Backed Securities Trust
5.368% due 02/25/2036 •		946	888
6.150% due 09/25/2046 •		31	28
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		4,900	4,857
Blackrock European CLO DAC 3.797% due 10/15/2031 •	EUR	1,600	1,706
BlueMountain Fuji EUR CLO DAC
3.827% due 07/15/2030 •		1,829	1,961
4.087% due 01/15/2033 •		1,700	1,809
BNC Mortgage Loan Trust 5.470% due 11/25/2036 •		$818	780
BSPDF Issuer Ltd. 6.393% due 10/15/2036 •		7,900	7,633
Cairn CLO DAC
3.842% due 04/30/2031 •	EUR	3,154	3,373

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

3.957% due 10/15/2031 •		2,300	2,460
Carlyle Euro CLO DAC 3.877% due 01/15/2031 •		3,086	3,297
Carlyle Global Market Strategies CLO Ltd. 6.271% due 08/14/2030 •		$1,729	1,718
Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		2,300	2,271
6.440% due 01/15/2030 •		494	490
CIFC Funding Ltd. 6.262% due 04/18/2031 •		1,400	1,388
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •		31	31
Citigroup Mortgage Loan Trust
5.420% due 05/25/2037 •		2,400	2,165
5.645% due 10/25/2036 •		254	243
5.855% due 03/25/2037 •		4,100	3,826
Countrywide Asset-Backed Certificates Trust
3.820% due 11/25/2034 •		2,920	2,526
5.290% due 05/25/2035 •		290	279
5.290% due 07/25/2037 •		74	68
5.340% due 11/25/2037 •		2,693	2,475
5.350% due 09/25/2037 •		19	17
5.630% due 05/25/2036 •		801	651
5.650% due 03/25/2037 •		211	199
5.805% due 04/25/2036 ^~		79	69
5.930% due 11/25/2034 •		19	18
6.005% due 08/25/2034 •		3	3
6.185% due 12/25/2035 •		286	272
Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •		3,734	3,701
6.413% due 10/23/2031 •		3,189	3,149
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	1,000	1,071
4.103% due 08/15/2032 •		1,591	1,704
4.156% due 09/15/2031 •		1,000	1,068
Dryden CLO Ltd. 6.331% due 05/15/2031 •		$500	496
Dryden Euro CLO DAC
3.837% due 04/15/2033 •	EUR	1,500	1,601
4.183% due 05/15/2034 •		1,900	2,029
Dryden Senior Loan Fund 6.240% due 04/15/2028 •		$1,979	1,970
Elevation CLO Ltd. 6.205% due 10/25/2030 •		8,769	8,705
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	300	319
First Franklin Mortgage Loan Trust
5.855% due 11/25/2036 •		$484	462
6.020% due 09/25/2035 •		481	474
Fremont Home Loan Trust
5.285% due 10/25/2036 •		110	97
5.290% due 01/25/2037 •		190	97
5.390% due 10/25/2036 •		667	272
5.990% due 03/25/2035 •		1,701	1,314
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		2,000	1,988
GSAMP Trust
5.350% due 11/25/2036 •		89	43
5.885% due 09/25/2035 ^•		6	6
6.125% due 03/25/2035 ^•		103	92
Halseypoint CLO Ltd. 6.350% due 07/20/2031 •		780	774
Harvest CLO DAC
3.817% due 10/15/2031 •	EUR	3,000	3,196
3.880% due 10/20/2031 •		1,800	1,924
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •		$93	70
HSI Asset Securitization Corp. Trust 5.690% due 02/25/2036 •		58	57
ICG U.S. CLO Ltd. 6.353% due 07/22/2031 •		800	791
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.415% due 11/25/2034 «•		22	20
IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		877	275
Jubilee CLO DAC
3.777% due 04/15/2030 •	EUR	2,800	2,985
3.787% due 04/15/2030 •		3,300	3,529
3.827% due 04/15/2031 •		800	851
KKR CLO Ltd.
6.210% due 07/15/2030 •		$803	797
6.440% due 01/15/2031 •		1,548	1,533
LCM LP 6.250% due 07/20/2030 •		1,586	1,576
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		822	591

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Lehman XS Trust 4.284% due 06/25/2036 þ		197	184
LoanCore Issuer Ltd. 6.493% due 07/15/2036 •		900	880
Long Beach Mortgage Loan Trust 5.390% due 08/25/2036 •		74	30
Madison Park Funding Ltd. 6.103% due 04/22/2027 •		193	192
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •	EUR	1,465	1,570
Marathon CLO Ltd. 6.410% due 04/15/2029 •		$1,585	1,583
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		37	37
MASTR Asset-Backed Securities Trust 5.490% due 06/25/2036 •		215	188
Merrill Lynch Mortgage Investors Trust
5.570% due 02/25/2037 •		1,357	409
5.870% due 10/25/2035 •		1,223	1,154
5.870% due 05/25/2036 •		7	7
MF1 Ltd. 6.237% due 10/16/2036 •		12,600	12,301
MidOcean Credit CLO
6.329% due 01/29/2030 •		874	869
6.429% due 02/20/2031 •		298	295
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 10/25/2036 •		559	494
6.050% due 05/25/2034 •		1,557	1,462
6.185% due 07/25/2035 •		548	528
Mountain View CLO LLC 6.300% due 01/16/2031 •		6,926	6,843
NovaStar Mortgage Funding Trust 5.855% due 01/25/2036 •		100	99
Octagon Investment Partners Ltd. 6.321% due 02/14/2031 •		1,000	989
Option One Mortgage Loan Trust
5.290% due 01/25/2037 •		212	138
5.290% due 03/25/2037 •		175	116
5.390% due 04/25/2037 •		2,876	1,442
Ownit Mortgage Loan Trust 5.430% due 09/25/2037 •		4,695	4,040
OZLM Ltd.
6.348% due 05/16/2030 •		444	441
6.350% due 10/20/2031 •		300	295
Palmer Square CLO Ltd. 6.260% due 10/17/2031 •		500	495
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		7,262	2,531
6.010% due 06/25/2033 •		1,556	1,386
6.250% due 09/25/2037 •		763	337
Residential Asset Securities Corp. Trust
5.430% due 09/25/2036 •		1,852	1,801
5.630% due 08/25/2036 •		331	298
Romark CLO Ltd. 6.303% due 10/23/2030 •		893	883
Saranac CLO Ltd. 6.684% due 08/13/2031 •		3,900	3,854
Saxon Asset Securities Trust 5.460% due 09/25/2037 •		63	59
Sculptor CLO Ltd. 6.530% due 01/15/2031 •		3,400	3,354
Securitized Asset-Backed Receivables LLC Trust
5.650% due 05/25/2036 •		896	482
5.825% due 10/25/2035 •		2,378	2,236
Sound Point CLO Ltd.
6.235% due 07/25/2030 •		1,170	1,156
6.263% due 01/23/2029 •		386	386
6.300% due 10/20/2028 •		534	534
Soundview Home Loan Trust
5.350% due 06/25/2037 •		732	500
6.100% due 10/25/2037 •		99	73
Specialty Underwriting & Residential Finance Trust
5.350% due 04/25/2037 •		2,969	2,050
5.470% due 09/25/2037 •		10,756	6,080
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •		6,800	6,553
Structured Asset Securities Corp. Mortgage Loan Trust
5.720% due 10/25/2036 •		182	176
6.670% due 04/25/2035 •		4	4
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		7,200	7,120
TCW CLO Ltd. 6.225% due 04/25/2031 •		5,200	5,147
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	1,500	1,599

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Venture CLO Ltd.
6.140% due 04/15/2027 •		$504	503
6.150% due 10/20/2028 •		449	447
6.240% due 07/20/2030 •		5,471	5,394
6.300% due 07/20/2030 •		3,373	3,341
6.311% due 09/07/2030 •		747	741
6.350% due 01/20/2029 •		2,490	2,473
Vibrant CLO Ltd. 6.290% due 09/15/2030 •		1,589	1,571
VMC Finance LLC 6.967% due 02/18/2039 •		9,189	8,948
Voya CLO Ltd. 6.248% due 10/15/2030 •		932	926
Wellfleet CLO Ltd. 6.140% due 07/20/2029 •		687	680
Wells Fargo Home Equity Asset-Backed Securities Trust 7.550% due 12/25/2034 •		137	134
Wind River CLO Ltd. 6.312% due 07/18/2031 •		797	788

Total Asset-Backed Securities (Cost $265,288)			252,911

SOVEREIGN ISSUES 4.6%
Canada Government Real Return Bond 4.250% due 12/01/2026 (f)	CAD	1,186	965
Denmark Government International Bond 0.100% due 11/15/2023 (f)	DKK	4,190	615
France Government International Bond
0.100% due 07/25/2031 (f)	EUR	5,147	5,461
0.250% due 07/25/2024 (f)		10,956	11,844
2.100% due 07/25/2023 (f)		602	656
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		4,151	4,144
1.400% due 05/26/2025 (f)		32,440	35,051
Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	52,882	393
0.100% due 03/10/2028 (f)		1,421,472	10,383
0.100% due 03/10/2029 (f)		3,290,040	24,134
Peru Government International Bond 5.940% due 02/12/2029	PEN	159	43

Total Sovereign Issues (Cost $104,886)			93,689

		SHARES
COMMON STOCKS 0.7%
CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		28,514	4,150
Marriott International, Inc. 'A'		22,854	4,198

			8,348

REAL ESTATE 0.3%
Howard Hughes Corp. (c)		79,503	6,275

Total Common Stocks (Cost $14,610)			14,623

PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		223,000	204

Total Preferred Securities (Cost $236)			204

REAL ESTATE INVESTMENT TRUSTS 19.9%
REAL ESTATE 19.9%
Alexandria Real Estate Equities, Inc.		54,617	6,198
American Assets Trust, Inc.		271,571	5,214
American Homes 4 Rent		62,688	2,222
American Tower Corp.		413	80
Americold Realty Trust, Inc.		326,096	10,533
Apartment Income REIT Corp.		86,784	3,132
AvalonBay Communities, Inc.		30,977	5,863
Boston Properties, Inc.		167,943	9,672
Brixmor Property Group, Inc.		288,466	6,346
Camden Property Trust		135,934	14,799
Corporate Office Properties Trust		186,933	4,440
Cousins Properties, Inc.		164,884	3,759
Crown Castle, Inc.		60,125	6,851

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

CubeSmart	211,495	9,445
Digital Realty Trust, Inc.	138,777	15,803
Equinix, Inc.	51,624	40,470
Equity LifeStyle Properties, Inc.	1,110	74
Equity Residential	22,521	1,486
Essex Property Trust, Inc.	53,423	12,517
Extra Space Storage, Inc.	31,330	4,663
First Industrial Realty Trust, Inc.	163,045	8,583
Gaming & Leisure Properties, Inc.	191,339	9,272
Healthpeak Properties, Inc.	727,257	14,618
Highwoods Properties, Inc.	121,433	2,903
Host Hotels & Resorts, Inc.	707,787	11,912
InvenTrust Properties Corp.	187,502	4,339
Invitation Homes, Inc.	220,426	7,583
Kilroy Realty Corp.	260,871	7,850
Kimco Realty Corp.	658,701	12,990
Life Storage, Inc.	48,587	6,460
Mid-America Apartment Communities, Inc.	51,463	7,815
National Storage Affiliates Trust	235,570	8,205
Park Hotels & Resorts, Inc.	607,706	7,791
Prologis, Inc.	123,704	15,170
Public Storage	22,514	6,571
Realty Income Corp.	308,440	18,442
Regency Centers Corp.	171,862	10,616
Retail Opportunity Investments Corp.	449,262	6,070
Rexford Industrial Realty, Inc.	67,182	3,508
RLJ Lodging Trust	1,442,442	14,814
Ryman Hospitality Properties, Inc.	130,869	12,160
SBA Communications Corp.	8,170	1,893
Simon Property Group, Inc.	39,691	4,584
SITE Centers Corp.	478,325	6,323
Sun Communities, Inc.	2,077	271
Sunstone Hotel Investors, Inc.	710,085	7,186
UDR, Inc.	277,307	11,913
Ventas, Inc.	170,166	8,044
VICI Properties, Inc.	198,202	6,229
WP Carey, Inc.	25,306	1,710

Total Real Estate Investment Trusts (Cost $411,677)		409,392

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.6%
COMMERCIAL PAPER 1.8%
Amcor Flexibles North America, Inc. 5.450% due 07/10/2023	$250	250
American Electric Power Co., Inc. 5.440% due 08/07/2023	450	447
AT&T, Inc. 5.700% due 03/19/2024	6,200	5,935
Bacardi Martini BV 5.750% due 07/12/2023	250	250
Conagra Brands, Inc.
5.600% due 07/20/2023	650	648
5.750% due 07/05/2023	450	450
5.750% due 07/06/2023	250	250
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023	2,750	2,740
Constellation Brands, Inc.
5.580% due 07/18/2023	250	249
5.580% due 07/21/2023	250	249
Constellation Energy Corp. 5.300% due 07/13/2023	250	249
CVS Corp. 5.280% due 07/06/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	250	249
Dominion Resources, Inc.
5.410% due 07/11/2023	250	250
5.430% due 07/31/2023	500	498
5.520% due 08/18/2023	250	248
Duke Energy Corp.
5.400% due 07/10/2023	250	250
5.400% due 07/13/2023	250	250
5.400% due 08/08/2023	250	248
Electricite de France SA 5.570% due 07/14/2023	2,450	2,445
Enbridge (US), Inc.
5.450% due 07/26/2023	250	249
5.450% due 07/27/2023 (b)	250	249
5.480% due 07/17/2023	250	249

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Enel Finance America LLC
5.450% due 07/06/2023	250	250
5.450% due 07/24/2023	250	249
5.450% due 08/07/2023 (b)	250	249
Entergy Corp. 5.450% due 07/20/2023	500	498
Global Payments, Inc.
5.930% due 07/26/2023	750	747
5.930% due 07/28/2023	750	747
5.950% due 07/17/2023	250	249
Haleon UK Capital PLC 5.520% due 07/19/2023	750	748
Humana, Inc.
5.430% due 07/20/2023	250	249
5.450% due 07/10/2023	300	300
5.450% due 07/19/2023	750	748
5.510% due 08/02/2023	700	696
5.510% due 08/03/2023	300	298
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	400	400
6.000% due 07/28/2023	250	249
6.050% due 07/27/2023 (b)	500	498
L3Harris Technologies, Inc. 5.530% due 07/17/2023	300	299
Leidos, Inc. 5.900% due 07/10/2023	250	250
LSEGA Financing PLC 5.430% due 07/25/2023	750	747
McCormick & Co., Inc. 5.350% due 07/25/2023	250	249
Mondelez International, Inc.
5.370% due 07/24/2023	350	349
5.430% due 07/14/2023	500	499
National Grid North America, Inc. 5.450% due 07/13/2023	300	299
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	400	399
Penske Truck Leasing Co. LP 5.400% due 07/10/2023	250	250
Quanta Services, Inc.
5.900% due 07/13/2023	250	249
5.900% due 07/17/2023	400	399
Raytheon Technologies Corp. 5.450% due 07/12/2023	400	399
Republic Services, Inc. 5.250% due 07/05/2023	500	500
S&P Global, Inc. 5.400% due 07/06/2023	750	749
Sempra Energy 5.400% due 07/05/2023	250	250
Targa Resources Corp. 5.950% due 07/26/2023	500	498
Thomson Reuters Corp.
5.470% due 07/12/2023	500	499
5.470% due 07/18/2023	500	499
Trane Technologies Financing Ltd. 5.550% due 07/24/2023	500	498
VW Credit, Inc.
5.400% due 07/24/2023	500	498
5.400% due 07/25/2023	500	498
5.400% due 07/26/2023	250	249
5.440% due 08/02/2023	250	249
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (b)	500	499
6.000% due 07/05/2023	2,050	2,048
6.000% due 07/06/2023	400	400

		36,649

REPURCHASE AGREEMENTS (h) 14.4%		296,300

U.S. TREASURY BILLS 1.4%
5.212% due 08/10/2023 - 09/14/2023 (b)(d)(e)(m)	29,997	29,812

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $362,786)		362,761

Total Investments in Securities (Cost $3,779,732)		3,530,868

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	2,572,517	25,013

Total Short-Term Instruments (Cost $25,013)		25,013

Total Investments in Affiliates (Cost $25,013)		25,013

Total Investments 172.7% (Cost $3,804,745)		$3,555,881
Financial Derivative Instruments (j)(l) (0.4)%(Cost or Premiums, net $(1,693))		(8,725)
Other Assets and Liabilities, net (72.3)%		(1,488,324)

Net Assets 100.0%		$2,058,832

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.160%	06/30/2023	07/03/2023	$24,000	U.S. Treasury Notes 4.250% due 12/31/2024	$(24,512)	$24,000	$24,010
5.170	06/30/2023	07/03/2023	135,800	U.S. Treasury Bonds 3.250% due 05/15/2042	(139,803)	135,800	135,859
NOM	5.050	07/03/2023	07/05/2023	136,500	U.S. Treasury Bonds 3.375% due 08/15/2042	(139,794)	136,500	136,500

Total Repurchase Agreements	$(304,109)	$296,300	$296,369

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.180%	06/14/2023	07/05/2023	$(37,882)	$(37,985)
5.180	06/20/2023	07/13/2023	(154,174)	(154,463)
5.180	06/26/2023	07/17/2023	(5,885)	(5,891)
CIB	5.170	06/15/2023	07/27/2023	(896,830)	(899,148)
5.170	06/27/2023	07/27/2023	(17,085)	(17,099)
GRE	5.180	05/17/2023	07/17/2023	(93,201)	(93,832)

Total Reverse Repurchase Agreements	$(1,208,418)

(i)	Securities with an aggregate market value of $1,208,532 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,343,586) at a weighted average interest rate of 5.061%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude Oil August 2023 Futures	$79.000	07/17/2023	11	$11	$(12)	$(1)
Call - NYMEX Crude Oil September 2023 Futures	75.000	08/17/2023	6	6	(9)	(10)
Call - NYMEX Crude Oil September 2023 Futures	76.000	08/17/2023	3	3	(4)	(5)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Call - NYMEX Crude Oil September 2023 Futures	79.000	08/17/2023	14	14	(14)	(11)

$(39)	$(27)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	313	$313	$(221)	$(348)

Total Written Options	$(260)	$(375)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2023	242	$18,128	$(1,495)	$172	$0
Brent Crude September Futures	07/2023	1	75	(1)	1	0
California Carbon Allowance December Futures	12/2023	1,722	56,757	6,815	276	0
California Carbon Allowance December Futures	12/2024	11	388	22	2	0
Euro-Bund September Futures	09/2023	248	36,192	(361)	27	(254)
European Climate Exchange December Futures	12/2023	38	3,694	(78)	56	0
Gold 100 oz. December Futures	12/2023	1	197	(6)	1	0
Iron Ore September Futures	09/2023	586	6,287	657	0	(120)
Natural Gas September Futures	08/2023	148	4,106	250	123	0
U.S. Treasury 5-Year Note September Futures	09/2023	4	428	(8)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	182	20,432	(41)	26	0
U.S. Treasury Long-Term Bond September Futures	09/2023	502	63,707	373	376	0
Wheat December Futures	12/2023	10	335	(48)	0	(8)
WTI Crude December Futures	11/2023	17	1,197	(129)	10	0
WTI-Crude September Futures	08/2023	3	212	3	2	0

$5,953	$1,072	$(382)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ USD 80.000 on Brent Crude September 2023 Futures (2)	07/2023	9	$(8)	$5	$0	$(1)
Call Options Strike @ USD 81.000 on Brent Crude September 2023 Futures (2)	07/2023	24	(16)	6	0	(3)
Call Options Strike @ USD 82.000 on Brent Crude September 2023 Futures (2)	07/2023	44	(22)	26	0	(3)
Call Options Strike @ USD 84.000 on Brent Crude September 2023 Futures (2)	07/2023	5	(1)	7	0	0
Call Options Strike @ USD 85.000 on Brent Crude September 2023 Futures (2)	07/2023	6	(1)	7	0	0
Euro-Bobl September Futures	09/2023	467	(58,965)	900	255	0
Euro-BTP Italy Government Bond September Futures	09/2023	135	(15,416)	143	37	0
Euro-BTP September Futures	09/2023	63	(7,982)	(65)	64	(2)
Euro-Buxl 30-Year Bond September Futures	09/2023	265	(40,368)	(498)	462	(220)
Euro-Oat September Futures	09/2023	70	(9,808)	54	75	(5)
Euro-Schatz September Futures	09/2023	3,602	(412,113)	3,345	688	0
Gold 100 oz. August Futures	08/2023	44	(8,489)	(55)	0	(51)
Japan Government 10-Year Bond September Futures	09/2023	67	(68,976)	(249)	51	(28)
U.S. Treasury 2-Year Note September Futures	09/2023	333	(67,713)	310	10	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,178	(139,519)	1,369	0	(350)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	443	(60,345)	(693)	0	(554)
WTI Crude December Futures	11/2023	17	(1,197)	(13)	0	(9)

$4,599	$1,642	$(1,226)

Total Futures Contracts	$10,552	$2,714	$(1,608)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500%	Annual	12/15/2031	JPY	5,245,000	$104	$(220)	$(116)	$32	$0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

Receive(3)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$52,500	(216)	315	99	1	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		78,300	(605)	(1,409)	(2,014)	221	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	722	763	1,485	0	(362)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	29,100	0	(747)	(747)	0	(10)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		4,000	(20)	(420)	(440)	0	(15)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(40)	(777)	(817)	0	(27)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(50)	(688)	(738)	0	(25)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(32)	(817)	(849)	0	(32)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(14)	(357)	(371)	0	(14)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		27,900	0	(346)	(346)	0	(164)
Pay(3)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		31,400	(180)	231	51	0	(200)
Receive(3)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		11,300	100	(67)	33	80	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		7,400	40	332	372	0	(5)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(20)	(647)	(667)	6	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,600	39	356	395	0	(5)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,200	4	45	49	0	(2)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		3,900	0	189	189	0	(5)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	0	(66)	(66)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(49)	(195)	(244)	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	2	(194)	(192)	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	31	(63)	(32)	0	(7)
Receive	CPURNSA	2.419	Maturity	03/05/2026		$4,400	0	412	412	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		8,500	0	620	620	10	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	233	233	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	0	168	168	3	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	0	307	307	5	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	0	302	302	3	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	0	168	168	1	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	0	(1,133)	(1,133)	0	(4)

Total Swap Agreements							$(184)	$(3,705)	$(3,889)	$371	$(877)

(k)	Securities with an aggregate market value of $18,714 and cash of $9,898 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $269 for closed futures is outstanding at period end.
(2)	Future styled option.
(3)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered			Currency to be Received	Asset		Liability

BOA	07/2023				$27,162		DKK	184,680	$0		$(97)
	08/2023			AUD	2,398			$1,621	22		0
	08/2023			DKK	184,372			27,162	97		0
	08/2023			EUR	146			160	1		0
	08/2023			JPY	330,100			2,389	87		0
	08/2023			NZD	2,531			1,605	52		0
	08/2023				$3,617		EUR	3,348	45		(1)
BPS	08/2023			EUR	3,887			$4,245	0		(6)
	08/2023				$3,384		EUR	3,130	39		0
BRC	08/2023			GBP	332			$416	0		(5)
	08/2023			JPY	154,931			1,171	90		0
CBK	07/2023			DKK	431,299			61,956	0		(1,252)
	08/2023			CAD	563			422	0		(3)
	08/2023			EUR	4,143			4,459	0		(72)
	08/2023				$1,556		AUD	2,323	0		(7)
	08/2023				2,378		EUR	2,174	4		(5)
	08/2023				1,509		GBP	1,210	28		0
GLM	07/2023				2,071		DKK	14,355	33		0
JPM	07/2023			MXN	1,653			$96	0		0
	07/2023				$2,298		DKK	15,830	22		0
	07/2023				101		MXN	1,783	3		0
	08/2023			CAD	925			$692	0		(7)
	08/2023			EUR	153			165	0		(2)
	08/2023			GBP	1,168			1,480	0		(4)
	08/2023			JPY	25,462			192	14		0
MBC	08/2023			EUR	101,060			111,516	1,012		0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

08/2023	$46	EUR	42	0	0
MYI	07/2023	24,145	DKK	164,702	0	(8)
08/2023	DKK	164,427	$24,145	8	0
08/2023	EUR	182	197	0	(2)
08/2023	JPY	2,218,542	16,694	1,221	0
SCX	08/2023	NZD	898	561	10	0
08/2023	$1,267	NZD	2,057	0	(5)
TOR	08/2023	JPY	1,021,774	$7,706	579	0
UAG	08/2023	DKK	51,657	7,532	0	(50)
08/2023	GBP	1,023	1,294	0	(7)
08/2023	$104	EUR	95	0	0
08/2023	1,027	NZD	1,663	0	(6)

Total Forward Foreign Currency Contracts	$3,367	$(1,539)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	52,200	$(148)	$(60)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	120,300	(684)	(515)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	72,800	(204)	(84)

$(1,036)	$(659)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC GOLDLNPM Index	2,500.000	01/04/2024	7	$(213)	$(31)

Total Written Options	$(1,249)	$(690)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	GOLDLNPM Index	$1,946.500	Maturity	01/04/2024	1,080	$0	$31	$31	$0

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	Alerian Midstream Energy Total Return Index	10,627	5.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	$17,377	$0	$(75)	$0	$(75)
Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	02/15/2024	6,484	0	(7)	0	(7)
Receive	BCOMTR Index	289,899	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	66,902	0	(1,337)	0	(1,337)
Receive	CSIXTR Index	7,031	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	43,561	0	(893)	0	(893)
FAR	Receive	AMZX Index	63,141	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/16/2023	103,246	0	(450)	0	(450)
Receive	DWRTFT Index	3,076	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	35,860	0	(157)	0	(157)
Receive	DWRTFT Index	1,017	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/01/2024	11,856	0	(52)	0	(52)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

GST	Receive	BCOMF1NTC Index	14,108	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,830	0	(24)	0	(24)
	Receive	BCOMTR Index	37,660	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,691	0	(174)	0	(174)
	Receive	CSIXTR Index	2,266	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	14,038	0	(288)	0	(288)
JPM	Receive	Alerian Midstream Energy Total Return Index	167,902	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	121,661	0	(528)	0	(528)
	Receive	BCOMTR Index	210,842	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	48,658	0	(973)	0	(973)
	Receive	JMABNIC5 Index	356,683	0.000%	Monthly	02/15/2024	63,886	0	(361)	0	(361)
MAC	Receive	BCOMTR Index	174,702	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	40,317	0	(806)	0	(806)
	Receive	CSIXTR Index	5,059	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	31,344	0	(643)	0	(643)
	Receive	PIMCODB Index	1,014,450	0.000%	Monthly	02/15/2024	184,469	0	(1,744)	0	(1,744)
MYI	Receive	DWRTFT Index	15,580	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	181,630	0	(786)	0	(786)
	Receive	DWRTFT Index	6,920	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	80,673	0	(352)	0	(352)
	Receive	DWRTFT Index	167	5.265% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	1,947	0	(8)	0	(8)
	Receive	DWRTFT Index	5,362	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	62,510	0	(271)	0	(271)
	Receive	DWRTFT Index	6,553	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	76,394	0	(111)	0	(111)
	Receive	DWRTFT Index	8,094	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	94,359	0	(248)	0	(248)

								$0	$(10,288)	$0	$(10,288)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Alexandria Real Estate Equities, Inc.	80,100	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	$9,091	$0	$58	$58	$0
	Receive	American Homes 4 Rent	523,400	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	18,554	0	(83)	0	(83)
	Receive	American Tower Corp.	73,336	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	14,223	0	53	53	0
	Receive	Apartment Income REIT Corp.	127,369	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	4,597	0	(21)	0	(21)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	AvalonBay Communities, Inc.	136,400	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	25,816	0	116	116	0
	Receive	Digital Realty Trust, Inc.	90,100	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	10,260	0	(42)	0	(42)
	Receive	Equinix, Inc.	17,500	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	13,719	0	(60)	0	(60)
	Receive	Equity LifeStyle Properties, Inc.	316,000	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	21,137	0	50	50	0
	Receive	Equity Residential	360,500	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	23,782	0	138	138	0
	Receive	First Industrial Realty Trust, Inc.	214,600	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	11,297	0	17	17	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	11,063	0	(51)	0	(51)
	Receive	Invitation Homes, Inc.	691,731	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	23,796	0	(108)	0	(108)
	Receive	Prologis, Inc.	515,663	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	63,236	0	(295)	0	(295)
	Receive	PSA Treasury Pte Ltd.	97,057	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	28,329	0	(126)	0	(126)
	Receive	Rexford Industrial Realty, Inc.	180,200	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	9,410	0	23	23	0
	Receive	SBA Communications Corp.	62,100	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	14,392	0	(63)	0	(63)
	Receive	Simon Property Group, Inc.	318,900	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	36,827	0	(154)	0	(154)
	Receive	Sun Communities, Inc.	148,118	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	19,323	0	51	51	0
	Receive	Vici Properities, Inc.	1,095,456	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	34,430	0	271	271	0
	Receive	WP Carey, Inc.	167,700	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	11,330	0	126	126	0

								$0	$(100)	$903	$(1,003)

Total Swap Agreements								$0	$(10,357)	$934	$(11,291)

(m)

Securities with an aggregate market value of $14,045 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2023 (Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$60,593	$0	$60,593
Industrials	0	77	0	77
Utilities	0	304	0	304
U.S. Government Agencies	0	155,254	0	155,254
U.S. Treasury Obligations	0	2,166,875	0	2,166,875
Non-Agency Mortgage-Backed Securities	0	14,088	97	14,185
Asset-Backed Securities	0	252,891	20	252,911
Sovereign Issues	0	93,689	0	93,689
Common Stocks
Consumer Discretionary	8,348	0	0	8,348
Real Estate	6,275	0	0	6,275
Preferred Securities
Financials	0	204	0	204
Real Estate Investment Trusts
Real Estate	409,392	0	0	409,392
Short-Term Instruments
Commercial Paper	0	36,649	0	36,649
Repurchase Agreements	0	296,300	0	296,300
U.S. Treasury Bills	0	29,812	0	29,812

	$424,015	$3,106,736	$117	$3,530,868
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,013	$0	$0	$25,013

Total Investments	$449,028	$3,106,736	$117	$3,555,881

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,302	783	0	3,085
Over the counter	0	4,301	0	4,301

	$2,302	$5,084	$0	$7,386
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(731)	(2,129)	0	(2,860)
Over the counter	0	(13,520)	0	(13,520)

	$(731)	$(15,649)	$0	$(16,380)

Total Financial Derivative Instruments	$1,571	$(10,565)	$0	$(8,994)

Totals	$450,599	$3,096,171	$117	$3,546,887

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.8% ¤
CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 2.9%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$600	$577
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	303
Barclays PLC 6.224% due 05/09/2034 •		1,000	997
Credit Suisse AG
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	2,000	2,181
7.950% due 01/09/2025		$400	408
Credit Suisse AG AT1 Claim ^		400	16
Equinix, Inc. 1.550% due 03/15/2028		100	84
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	148
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		$100	100
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	406
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		800	801
Morgan Stanley 5.050% due 01/28/2027 •		2,100	2,083
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	7,425	819
Societe Generale SA 6.447% due 01/12/2027 •		$1,500	1,497
VICI Properties LP 4.750% due 02/15/2028		100	95

			10,515

INDUSTRIALS 0.2%
CVS Pass-Through Trust 6.943% due 01/10/2030		64	65
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		500	496

			561

Total Corporate Bonds & Notes (Cost $10,724)			11,076

MUNICIPAL BONDS & NOTES 0.1%
WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		365	401

Total Municipal Bonds & Notes (Cost $388)			401

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
4.000% due 04/25/2041		522	487
5.000% due 04/01/2053 - 05/01/2053		4,261	4,179
5.500% due 07/25/2037 - 09/25/2042 •		6	6
5.530% due 07/25/2037 •		7	6
5.550% due 09/25/2035 •		13	13
5.560% due 09/25/2035 •		30	29
5.870% due 06/25/2037 •		56	55
6.500% due 07/01/2053		300	307
Fannie Mae, TBA
5.500% due 09/01/2053		9,000	8,956
6.500% due 07/01/2053 - 08/01/2053		3,900	3,981
Freddie Mac
5.000% due 04/01/2053 - 06/01/2053		1,027	1,006
5.573% due 03/15/2037 •		56	55
5.893% due 08/15/2037 •		81	80
5.903% due 10/15/2037 •		13	13
5.913% due 05/15/2037 - 09/15/2037 •		93	93
U.S. Small Business Administration 4.430% due 05/01/2029		8	8

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security 6.500% due 01/01/2053	14,900	15,224
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	2,600	2,501
5.000% due 08/01/2053	3,000	2,940
5.500% due 08/01/2053	5,300	5,274
6.000% due 07/01/2053	5,000	5,045

Total U.S. Government Agencies (Cost $50,574)		50,258

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2024	7,794	7,561
0.125% due 02/15/2052 (g)	2,289	1,521
0.625% due 07/15/2032 (e)	1,357	1,248
0.625% due 02/15/2043	115	95
U.S. Treasury Notes
0.375% due 09/30/2027 (g)	800	681
0.500% due 10/31/2027 (g)	300	256
0.625% due 11/30/2027 (g)	1,300	1,114
0.625% due 12/31/2027 (g)	100	85
0.750% due 01/31/2028 (g)	5,200	4,462

Total U.S. Treasury Obligations (Cost $17,572)		17,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.2%
245 Park Avenue Trust 3.508% due 06/05/2037	1,000	891
Ashford Hospitality Trust 6.219% due 04/15/2035 •	680	665
Atrium Hotel Portfolio Trust 6.943% due 12/15/2036 •	5,000	4,719
Banc of America Mortgage Trust
4.370% due 07/25/2035 ^~	19	17
Bear Stearns Adjustable Rate Mortgage Trust
4.004% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.117% due 10/25/2035 ^~	96	81
4.202% due 09/25/2035 ^~	55	34
BIG Commercial Mortgage Trust 6.489% due 02/15/2039 •	3,500	3,410
BX Commercial Mortgage Trust 6.137% due 01/17/2039 •	3,000	2,921
BX Trust 5.896% due 04/15/2039 •	1,075	1,033
Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~	21	17
3.883% due 12/25/2035 ^~	11	10
6.000% due 12/25/2036 «	23	10
Citigroup Mortgage Loan Trust 6.170% due 09/25/2062 þ	1,403	1,380
Colony Mortgage Capital Ltd. 6.739% due 11/15/2038 •	2,900	2,726
Countrywide Alternative Loan Trust
5.530% due 09/25/2046 ^•	101	95
5.710% due 02/25/2037 •	38	31
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~	23	21
DBWF Mortgage Trust
6.276% due 12/19/2030 •	3,200	3,157
6.596% due 12/19/2030 •	2,400	2,355
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.810% due 02/25/2036 •	261	248
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	5,326	5,260
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	2,800	2,803
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	1	1
3.966% due 11/25/2035 ^~	34	28
4.070% due 09/25/2035 ~	1	1
6.000% due 02/25/2036 ^	476	216
6.000% due 07/25/2037 ^	128	85
HarborView Mortgage Loan Trust
4.032% due 06/19/2036 ^~	114	65
5.497% due 12/19/2036 ^•	10	10
5.637% due 06/19/2035 •	81	77
5.637% due 12/19/2036 ^•	241	237
Hilton Orlando Trust 6.493% due 12/15/2034 •	290	286
IndyMac INDX Mortgage Loan Trust
3.717% due 06/25/2036 ~	248	214
5.510% due 02/25/2037 ^•	139	123
JP Morgan Alternative Loan Trust 3.759% due 05/25/2036 ^~	121	71

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,561	2,784
4.248% due 07/05/2033		1,500	1,354
6.243% due 02/15/2035 •		899	886
6.363% due 07/05/2033 •		1,355	1,241
6.463% due 11/15/2035 •		261	252
6.493% due 03/15/2036 •		5,000	4,567
JP Morgan Mortgage Trust
3.636% due 10/25/2036 ^~		56	41
3.904% due 10/25/2036 ~		8	6
4.683% due 07/25/2035 «~		2	2
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		297	273
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		92	85
MAD Mortgage Trust 3.478% due 08/15/2034 ~		1,600	1,363
MASTR Adjustable Rate Mortgages Trust 3.015% due 07/25/2035 ^~		17	15
Merrill Lynch Alternative Note Asset Trust 5.750% due 03/25/2037 •		170	44
Merrill Lynch Mortgage Investors Trust
3.918% due 05/25/2033 ~		1	1
4.033% due 09/25/2035 ^~		47	38
MFA Trust 5.750% due 11/25/2067 þ		4,929	4,840
Mortgage Equity Conversion Asset Trust 5.790% due 05/25/2042 •		182	170
New Orleans Hotel Trust 6.182% due 04/15/2032 •		2,300	2,212
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		5	3
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •		1,200	1,093
OBX Trust 6.120% due 11/25/2062 ~		2,265	2,256
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		327	312
PRET LLC 6.559% due 08/25/2052 þ		2,502	2,451
Prime Mortgage Trust 6.000% due 06/25/2036 ^«		2	2
Residential Accredit Loans, Inc. Trust
5.450% due 02/25/2037 •		116	102
5.490% due 01/25/2037 •		202	167
5.510% due 07/25/2036 •		425	178
5.520% due 08/25/2036 •		207	186
5.530% due 09/25/2036 ^•		323	298
Structured Adjustable Rate Mortgage Loan Trust
5.282% due 02/25/2034 ~		1	1
5.376% due 01/25/2035 ^•		2	2
Thornburg Mortgage Securities Trust 7.151% due 06/25/2047 ^•		94	79
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		1,786	1,679
3.750% due 09/25/2062		1,340	1,233
UBS Commercial Mortgage Trust 6.043% due 02/15/2032 •		434	428
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ^~		34	29
Wells Fargo Commercial Mortgage Trust 6.533% due 02/15/2037 •		930	908
Wells Fargo Mortgage-Backed Securities Trust 4.563% due 12/25/2036 ^~		37	35

Total Non-Agency Mortgage-Backed Securities (Cost $65,395)			64,917

ASSET-BACKED SECURITIES 24.2%
ACE Securities Corp. Home Equity Loan Trust 5.270% due 10/25/2036 •		1	0
Adagio Eur CLO DAC 4.541% due 07/20/2036 •	EUR	5,300	5,783
American Express Credit Account Master Trust 4.870% due 05/15/2028		$1,000	995
Asset-Backed Securities Corp. Home Equity Loan Trust 6.110% due 07/25/2035 «•		3	3
BA Credit Card Trust 4.790% due 05/15/2028		1,000	994
Bear Stearns Asset-Backed Securities Trust 5.390% due 06/25/2047 •		250	249
BHG Securitization Trust
5.320% due 10/17/2035		815	806
5.930% due 10/17/2035		1,700	1,658
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	4,184	4,501

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Capital Four US CLO Ltd. 7.188% due 10/20/2030 •		$859	862
Carrington Mortgage Loan Trust 6.280% due 04/17/2031 •		2,700	2,668
Citigroup Mortgage Loan Trust
5.330% due 01/25/2037 •		1,007	739
5.470% due 12/25/2036 •		785	441
Citizens Auto Receivables Trust
6.016% due 07/15/2026		700	699
6.130% due 07/15/2026		900	899
Contego CLO DAC 4.291% due 01/25/2034 •	EUR	2,230	2,369
Countrywide Asset-Backed Certificates Trust
5.290% due 04/25/2047 •		$120	114
5.690% due 03/25/2036 •		160	138
Dryden CLO Ltd. 6.660% due 01/15/2031 •		1,600	1,565
Euro-Galaxy CLO DAC 4.273% due 02/15/2034 •	EUR	5,000	5,285
Exeter Automobile Receivables Trust 5.290% due 01/15/2025		$1,338	1,338
First Franklin Mortgage Loan Trust 5.470% due 04/25/2036 •		16	15
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	890	673
FREED ABS Trust 6.490% due 12/18/2029		$281	281
Fremont Home Loan Trust 5.470% due 08/25/2036 •		1,941	651
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	597
6.270% due 08/16/2027		1,300	1,297
GSAMP Trust 5.200% due 12/25/2046 •		290	146
LL ABS Trust 6.630% due 05/15/2030		1,346	1,345
Long Beach Mortgage Loan Trust
5.450% due 05/25/2036 •		105	61
5.690% due 05/25/2046 •		696	222
Madison Park Funding Ltd. 6.375% due 04/25/2032 •		2,150	2,130
Marlette Funding Trust
5.180% due 11/15/2032		1,284	1,277
5.950% due 11/15/2032		600	594
6.070% due 04/15/2033		2,219	2,211
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		17	18
MASTR Asset-Backed Securities Trust
5.200% due 01/25/2037 •		2,556	776
5.360% due 05/25/2037 •		759	715
5.730% due 12/25/2035 •		25	24
Merrill Lynch Mortgage Investors Trust 5.650% due 07/25/2037 •		392	95
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 02/25/2037 •		936	588
5.285% due 11/25/2036 •		853	554
5.360% due 01/25/2037 •		421	194
Morgan Stanley Home Equity Loan Trust 5.250% due 12/25/2036 •		437	212
Navient Private Education Loan Trust 6.643% due 07/16/2040 •		5,055	5,048
Nelnet Student Loan Trust 5.886% due 04/20/2062 •		1,392	1,366
Oportun Issuance Trust 7.451% due 01/08/2030		1,735	1,738
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		135	132
4.970% due 01/15/2030		105	104
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.800% due 12/25/2034 •		20	21
PFP Ltd. 7.376% due 08/19/2035 •		2,200	2,203
PRET LLC
1.744% due 07/25/2051 þ		232	215
1.868% due 07/25/2051 þ		244	224
Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •		2,896	2,904
Regatta Funding Ltd. 6.330% due 07/17/2031 •		2,000	1,982
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		748	275
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		363	337
Residential Asset Mortgage Products Trust 6.830% due 08/25/2035 •		700	633

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
5.310% due 08/25/2036 •		371	120
5.630% due 07/25/2036 •		203	84
6.110% due 01/25/2036 ^•		272	237
SG Mortgage Securities Trust 5.290% due 10/25/2036 •		234	206
SLM Private Education Loan Trust 9.943% due 10/15/2041 •		2,410	2,518
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,633	1,400
5.923% due 01/15/2053 •		1,809	1,764
6.000% due 09/15/2054 •		1,190	1,166
Sound Point CLO Ltd. 6.300% due 10/20/2028 •		92	92
Soundview Home Loan Trust 6.050% due 10/25/2037 •		610	482
St Paul's CLO DAC 3.937% due 07/17/2030 •	EUR	3,984	4,277
Starwood Mortgage Trust 6.417% due 11/15/2038 •		$4,430	4,304
Structured Asset Securities Corp. Mortgage Loan Trust
5.285% due 07/25/2036 •		31	31
5.490% due 12/25/2036 •		24	23
Theorem Funding Trust
1.210% due 12/15/2027		32	32
7.600% due 04/15/2029		1,806	1,817
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		3,700	3,598

Total Asset-Backed Securities (Cost $83,696)			86,115

SOVEREIGN ISSUES 0.1%
Brazil Government International Bond 4.750% due 01/14/2050		420	310

Total Sovereign Issues (Cost $290)			310

SHORT-TERM INSTRUMENTS 64.2%
COMMERCIAL PAPER 6.4%
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		250	249
5.450% due 07/11/2023		250	250
Ameren Corp. 5.400% due 07/24/2023		250	249
American Electric Power Co., Inc.
5.430% due 07/10/2023		500	499
5.440% due 08/07/2023		250	249
Conagra Brands, Inc. 5.750% due 07/05/2023		1,800	1,799
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023		1,700	1,694
Constellation Brands, Inc. 5.590% due 07/03/2023		250	250
Dominion Resources, Inc.
5.490% due 07/10/2023		1,000	998
5.520% due 08/18/2023		400	397
Electricite de France SA 5.510% due 08/03/2023		1,750	1,741
Enbridge (US), Inc.
5.450% due 07/03/2023		250	250
5.450% due 07/26/2023		250	249
5.480% due 07/17/2023		1,150	1,147
Enel Finance America LLC
5.450% due 07/24/2023		250	249
5.450% due 07/26/2023		250	249
5.450% due 08/07/2023 (a)		250	249
Entergy Corp.
5.430% due 07/17/2023		500	499
5.450% due 07/20/2023		900	897
Haleon UK Capital PLC 5.500% due 08/08/2023 (a)		250	249
Humana, Inc.
5.400% due 07/11/2023		250	250
5.450% due 07/27/2023		400	398
International Flavors & Fragrances, Inc. 6.050% due 07/27/2023 (a)		300	299
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023		250	249
Leidos, Inc. 5.900% due 07/10/2023		400	399
LSEGA Financing PLC 5.430% due 07/25/2023		250	249
Mondelez International, Inc.
5.370% due 07/24/2023		250	249

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.430% due 07/14/2023	1,000	998
Quanta Services, Inc.
5.900% due 07/07/2023	300	300
5.900% due 07/12/2023	1,300	1,298
Raytheon Technologies Corp. 5.410% due 07/17/2023	250	249
Targa Resources Corp. 5.950% due 07/20/2023	250	249
Thomson Reuters Corp. 5.450% due 07/05/2023	1,850	1,849
VW Credit, Inc.
5.400% due 07/21/2023	350	349
5.400% due 07/24/2023	250	249
5.400% due 07/25/2023	250	249
5.430% due 07/27/2023	250	249
5.430% due 08/01/2023	600	597
Walgreens Boots Alliance, Inc.
5.850% due 07/10/2023 (a)	350	349
6.000% due 07/06/2023	1,200	1,199
Waste Management, Inc. 5.400% due 08/09/2023	250	248

		22,938

REPURCHASE AGREEMENTS (c) 57.6%		205,300

SHORT-TERM NOTES 0.2%
Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024	652	652

Total Short-Term Instruments (Cost $228,900)		228,890

Total Investments in Securities (Cost $457,539)		458,990

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short Asset Portfolio	2,061,025	19,858

Total Short-Term Instruments (Cost $20,174)		19,858

Total Investments in Affiliates (Cost $20,174)		19,858

Total Investments 134.4% (Cost $477,713)		$478,848
Financial Derivative Instruments (d)(f) 0.4%(Cost or Premiums, net $819)		1,400
Other Assets and Liabilities, net (34.8)%		(123,936)

Net Assets 100.0%		$356,312

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.080%	07/03/2023	07/05/2023	$94,800	U.S. Treasury Notes 2.500% due 04/30/2024	$(96,687)	$94,800	$94,800
5.100	06/30/2023	07/03/2023	95,100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(97,058)	95,100	95,140
5.160	06/30/2023	07/03/2023	15,300	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	(15,685)	15,300	15,307
5.180	06/30/2023	07/03/2023	100	U.S. Treasury Notes 0.375% due 04/30/2025	(102)	100	100

Total Repurchase Agreements	$(209,532)	$205,300	$205,347

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	2	$2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	2	2	0	(1)

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	21	$4,270	$(39)	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2023	76	8,139	(94)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	129	14,482	(248)	18	0

$(381)	$18	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	4	$(584)	$5	$4	$0
Euro-Buxl 30-Year Bond September Futures	09/2023	2	(305)	(4)	4	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	25	(3,405)	(40)	0	(31)

$(39)	$8	$(33)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Total Futures Contracts	$(420)	$26	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$300	$1	$4	$5	$0	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	20,800	(3)	314	311	27	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	63,000	420	545	965	85	0

$418	$863	$1,281	$112	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/21/2025	$26,400	$(360)	$(172)	$(532)	$7	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	25,400	373	387	760	0	(9)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,300	(14)	10	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	10,600	230	224	454	0	(11)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	1,000	(7)	8	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	11,800	(163)	(384)	(547)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	5,500	339	102	441	0	(54)
Pay(4)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	6,000	(21)	31	10	0	(38)
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	2,600	27	(19)	8	18	0

$404	$187	$591	$53	$(115)

Total Swap Agreements	$822	$1,050	$1,872	$165	$(115)

(e)	Securities with an aggregate market value of $1,054 and cash of $3,153 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	DKK	19,584	$2,828	$0	$(42)
07/2023	ILS	1,078	312	21	0
07/2023	MXN	6,773	368	0	(27)
07/2023	$1,384	DKK	9,411	0	(5)
07/2023	2,041	ILS	7,255	0	(82)
08/2023	AUD	7,940	$5,367	72	0
08/2023	DKK	9,395	1,384	5	0
08/2023	GBP	469	593	0	(2)
08/2023	JPY	119,700	864	29	0
08/2023	NZD	176	111	4	0
08/2023	$508	CAD	671	0	(1)
08/2023	970	GBP	773	12	0
09/2023	HKD	13,686	$1,752	2	0
09/2023	$43	IDR	641,300	0	0
09/2023	11	KRW	14,412	0	(1)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

09/2023	15	TWD	467	0	0
BPS	08/2023	EUR	334	$360	0	(6)
08/2023	$390	EUR	356	0	(1)
08/2023	8	TWD	234	0	0
11/2023	ILS	2,592	$751	47	0
BRC	08/2023	EUR	153	167	0	0
08/2023	GBP	339	425	0	(5)
08/2023	JPY	575,069	4,345	334	0
09/2023	ILS	451	126	4	0
CBK	07/2023	6,177	1,793	126	0
08/2023	CAD	577	432	0	(3)
08/2023	EUR	1,212	1,314	0	(11)
08/2023	NOK	2,025	194	5	0
08/2023	SEK	24,831	2,448	142	0
08/2023	$16,254	EUR	15,095	252	0
08/2023	7	TWD	225	0	0
09/2023	KRW	268	$0	0	0
GLM	08/2023	CHF	2,410	2,723	19	0
08/2023	NOK	2,575	243	2	0
JPM	07/2023	DKK	855	124	0	(1)
07/2023	SGD	1,451	1,098	25	0
08/2023	CAD	948	709	0	(7)
08/2023	CHF	3,971	4,508	54	(3)
08/2023	EUR	57,922	63,800	465	0
08/2023	GBP	3,739	4,736	0	(14)
08/2023	JPY	94,508	711	52	0
08/2023	NOK	949	90	1	0
08/2023	$335	CHF	301	3	0
08/2023	1,130	EUR	1,045	12	0
09/2023	IDR	449,478	$30	0	0
09/2023	ILS	433	122	5	0
09/2023	$18	IDR	268,255	0	0
09/2023	32	INR	2,599	0	0
MYI	07/2023	IDR	169,049	$11	0	0
07/2023	$1,230	DKK	8,393	0	(1)
07/2023	11	IDR	169,049	0	0
08/2023	DKK	8,379	$1,230	0	0
08/2023	JPY	1,235,740	9,299	680	0
08/2023	TWD	113	4	0	0
08/2023	$8	TWD	252	0	0
09/2023	11	IDR	169,196	0	0
09/2023	44	KRW	56,865	0	(1)
RBC	07/2023	404	MXN	7,778	49	0
08/2023	GBP	723	$913	0	(5)
08/2023	$410	AUD	612	0	(2)
08/2023	1	MXN	15	0	0
SCX	08/2023	NZD	62	$39	1	0
08/2023	SEK	1,385	130	1	0
08/2023	$296	SEK	3,155	0	(3)
09/2023	20	INR	1,625	0	0
09/2023	8	TWD	236	0	0
09/2023	1	ZAR	13	0	0
UAG	08/2023	DKK	2,632	$384	0	(3)
08/2023	GBP	3,275	4,140	0	(21)
09/2023	ILS	375	105	3	0
11/2023	897	259	16	0
11/2023	$975	ILS	3,445	0	(40)

Total Forward Foreign Currency Contracts	$2,443	$(287)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	300	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	300	(1)	(1)

Total Written Options	$(2)	$(2)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RADMFXNT Index	33,805	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	$53,709	$0	$(227)	$0	$(227)
	Receive	RADMFXNT Index	5,499	5.150% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	8,737	0	(39)	0	(39)
	Pay	S&P 500 Total Return Index	12,004	5.305% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	114,754	0	506	506	0
	Receive	RADMFENT Index	2,284	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	3,278	0	(15)	0	(15)
	Receive	RADMFENT Index	1,593	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	2,286	0	(11)	0	(11)
	Receive	RADMFENT Index	2,615	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	3,753	0	(17)	0	(17)
	Receive	RADMFENT Index	2,090	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	2,999	0	(14)	0	(14)
GST	Pay	S&P 500 Total Return Index	2,171	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	20,754	0	56	56	0
JPM	Receive	RADMFENT Index	34,783	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	49,918	0	(226)	0	(226)
	Receive	RADMFENT Index	5,144	5.440% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	7,382	0	(19)	0	(19)
	Receive	ERADXULT Index	25,645	5.675% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	57,801	0	(272)	0	(272)
MEI	Receive	NDDUEAFE Index	2,884	5.040% (1-Month USD-LIBOR less a specified spread)	Monthly	07/19/2023	21,202	0	(88)	0	(88)
	Receive	ERAEMLT Index	651	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	2,520	0	(13)	0	(13)
	Receive	ERAEMLT Index	13,743	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	53,207	0	(250)	0	(250)
MYI	Receive	RU20INTR Index	274	4.970% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	2,739	0	(11)	0	(11)
	Receive	NDDUEAFE Index	10,587	5.040% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	77,831	0	(324)	0	(324)
	Receive	NDDUEAFE Index	1,023	5.105% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	7,521	0	(21)	0	(21)
UAG	Pay	S&P 500 Total Return Index	2,378	5.310% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/12/2023	22,733	0	98	98	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	ERAUSST Index	861	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	4,571	0	92	92	0

Total Swap Agreements							$0	$(795)	$752	$(1,547)

(g)

Securities with an aggregate market value of $3,503 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$10,515	$0		$10,515
Industrials					0	561	0		561
Municipal Bonds & Notes
Washington					0	401	0		401
U.S. Government Agencies					0	50,258	0		50,258
U.S. Treasury Obligations					0	17,023	0		17,023
Non-Agency Mortgage-Backed Securities					0	64,903	14		64,917
Asset-Backed Securities					0	86,112	3		86,115
Sovereign Issues					0	310	0		310
Short-Term Instruments
Commercial Paper					249	22,689	0		22,938
Repurchase Agreements					0	205,300	0		205,300
Short-Term Notes					0	652	0		652

					$249	$458,724	$17		$458,990
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$19,858	$0	$0		$19,858

Total Investments					$20,107	$458,724	$17		$478,848

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					8	183	0		191
Over the counter					0	3,195	0		3,195

					$8	$3,378	$0		$3,386
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(2)	(148)	0		(150)
Over the counter					0	(1,836)	0		(1,836)

					$(2)	$(1,984)	$0		$(1,986)

Total Financial Derivative Instruments					$6	$1,394	$0		$1,400

Totals					$20,113	$460,118	$17		$480,248

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.0% ¤
ARGENTINA 0.6%
SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,790	$2,267
1.000% due 07/09/2029		413	135
Autonomous City of Buenos Aires 95.317% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	8
Provincia de Buenos Aires 88.734% due 04/12/2025		61,009	113

Total Argentina (Cost $7,517)			2,523

BRAZIL 6.0%
CORPORATE BONDS & NOTES 2.8%
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,400	1,353
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	4,597
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		5,700	5,599
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		400	384
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (c)(d)		3,151	8

			11,941

SOVEREIGN ISSUES 3.2%
Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/2024		200	198
Brazil Government International Bond
2.875% due 06/06/2025		500	477
4.250% due 01/07/2025		2,300	2,263
6.000% due 04/07/2026		200	205
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2023 (c)	BRL	52,700	10,664

			13,807

Total Brazil (Cost $26,386)			25,748

CAYMAN ISLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
QNB Finance Ltd.
1.125% due 06/17/2024		$2,300	2,197
3.500% due 03/28/2024		2,800	2,756

Total Cayman Islands (Cost $5,072)			4,953

CHILE 3.4%
CORPORATE BONDS & NOTES 0.6%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	766
Banco Santander Chile 2.700% due 01/10/2025		700	670
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	459
4.700% due 05/07/2050		1,000	829

			2,724

SOVEREIGN ISSUES 2.8%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,386
3.100% due 01/22/2061		$500	328

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.340% due 03/07/2042		5,000	4,451

			12,165

Total Chile (Cost $16,132)			14,889

COLOMBIA 4.3%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol SA 5.375% due 06/26/2026		$560	536

SOVEREIGN ISSUES 4.2%
Colombia Government International Bond
3.125% due 04/15/2031		200	151
3.875% due 04/25/2027		19,800	17,997

			18,148

Total Colombia (Cost $18,831)			18,684

DOMINICAN REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,134
5.500% due 01/27/2025		2,000	1,971
5.950% due 01/25/2027		200	197
6.875% due 01/29/2026		400	404

Total Dominican Republic (Cost $5,351)			4,706

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		$890	653
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	875

Total India (Cost $1,938)			1,528

INDONESIA 3.3%
CORPORATE BONDS & NOTES 0.5%
Pelabuhan Indonesia Persero PT 4.250% due 05/05/2025		$2,000	1,952

SOVEREIGN ISSUES 2.8%
Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,542
4.750% due 07/18/2047		755	714
5.125% due 01/15/2045		1,865	1,860
5.250% due 01/17/2042		500	500
5.250% due 01/08/2047		1,249	1,248
5.950% due 01/08/2046		918	996
6.750% due 01/15/2044		2,400	2,815
7.750% due 01/17/2038		1,025	1,284
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		1,000	944

			11,903

Total Indonesia (Cost $16,052)			13,855

ISRAEL 1.9%
SOVEREIGN ISSUES 1.9%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	4,069
3.875% due 07/03/2050		5,000	4,110

Total Israel (Cost $11,745)			8,179

IVORY COAST 0.9%
SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,127
5.875% due 10/17/2031		2,000	1,832

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Ivory Coast (Cost $4,719)			3,959

LUXEMBOURG 2.2%
		SHARES
COMMON STOCKS 0.8%
Drillco Holding Lux SA «(a)		48,750	936
Drillco Holding Lux SA «(a)(e)		123,732	2,375

			3,311

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.4%
FORESEA Holding SA 7.500% due 06/15/2030 «		$2,149	1,897
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		2,000	2,046
TMS Issuer SARL 5.780% due 08/23/2032		2,000	2,063

			6,006

Total Luxembourg (Cost $8,066)			9,317

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,300	2,124
4.550% due 04/21/2050		500	460
4.800% due 04/21/2060		200	189
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	444

Total Malaysia (Cost $3,577)			3,217

MAURITIUS 1.1%
CORPORATE BONDS & NOTES 1.1%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,899
5.950% due 07/29/2026		2,000	1,880

Total Mauritius (Cost $5,062)			4,779

MEXICO 3.2%
CORPORATE BONDS & NOTES 1.0%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.125% due 06/06/2024		$2,000	1,963
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		2,000	1,567
Petroleos Mexicanos
6.700% due 02/16/2032		498	379
7.690% due 01/23/2050		500	339

			4,248

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	297
4.750% due 04/27/2032		$3,000	2,866
5.000% due 04/27/2051		7,300	6,348

			9,511

Total Mexico (Cost $16,280)			13,759

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	963

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Paraguay (Cost $1,137)			963

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.783% due 01/23/2031		$1,000	857
5.625% due 11/18/2050		2,680	2,774
6.350% due 08/12/2028	PEN	3,500	979

Total Peru (Cost $6,234)			4,610

QATAR 4.7%
SOVEREIGN ISSUES 4.7%
Qatar Government International Bond
3.375% due 03/14/2024		$2,400	2,366
3.400% due 04/16/2025		3,200	3,112
3.750% due 04/16/2030		4,800	4,625
4.000% due 03/14/2029		3,200	3,134
4.400% due 04/16/2050		2,000	1,823
4.500% due 04/23/2028		2,000	2,004
4.817% due 03/14/2049		1,200	1,156
5.103% due 04/23/2048		2,000	1,997

Total Qatar (Cost $21,353)			20,217

ROMANIA 1.8%
SOVEREIGN ISSUES 1.8%
Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,408
2.000% due 04/14/2033		3,000	2,319
3.624% due 05/26/2030		3,000	2,874

Total Romania (Cost $7,577)			7,601

SAUDI ARABIA 3.1%
SOVEREIGN ISSUES 3.1%
Saudi Government International Bond
3.250% due 10/26/2026		$400	380
4.000% due 04/17/2025		1,000	979
4.750% due 01/18/2028		5,000	4,963
4.875% due 07/18/2033		5,000	5,001
5.000% due 01/18/2053		2,000	1,856

Total Saudi Arabia (Cost $13,254)			13,179

SERBIA 3.6%
SOVEREIGN ISSUES 3.6%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,541
1.500% due 06/26/2029		5,400	4,561
1.650% due 03/03/2033		150	109
2.050% due 09/23/2036		2,500	1,678
3.125% due 05/15/2027		6,900	6,773

Total Serbia (Cost $21,325)			15,662

SOUTH AFRICA 9.9%
SOVEREIGN ISSUES 9.9%
South Africa Government International Bond
4.875% due 04/14/2026		$200	192
5.750% due 09/30/2049		400	284
10.500% due 12/21/2026	ZAR	760,400	41,959

Total South Africa (Cost $52,838)			42,435

UNITED ARAB EMIRATES 2.3%
SOVEREIGN ISSUES 2.3%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		$2,100	1,749
2.700% due 09/02/2070		4,500	2,756
3.125% due 04/16/2030		4,900	4,548
3.875% due 04/16/2050		793	669

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total United Arab Emirates (Cost $12,644)		9,722

UNITED STATES 2.3%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 5.750% due 03/25/2037 •	$184	77
Morgan Stanley Mortgage Loan Trust 5.870% due 04/25/2037 •	207	61

		138

CORPORATE BONDS & NOTES 2.2%
DAE Funding LLC 1.625% due 02/15/2024	3,000	2,892
Rio Oil Finance Trust
8.200% due 04/06/2028	484	487
9.250% due 07/06/2024	2,388	2,411
9.750% due 01/06/2027	3,542	3,658

		9,448

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 3.896% due 02/25/2036 ^~	4	4
Chase Mortgage Finance Trust 4.086% due 03/25/2037 ^~	13	12
Citigroup Mortgage Loan Trust
4.132% due 07/25/2046 ^~	9	8
4.321% due 03/25/2034 ~	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
2.948% due 10/20/2035 «~	2	2
3.611% due 09/25/2047 ^~	5	4
HarborView Mortgage Loan Trust 4.688% due 08/19/2036 ^«~	1	1
Luminent Mortgage Trust 5.510% due 12/25/2036 ^•	6	6
MASTR Adjustable Rate Mortgages Trust 5.630% due 05/25/2037 •	88	38
Merrill Lynch Alternative Note Asset Trust
4.011% due 06/25/2037 ^~	89	52
5.750% due 03/25/2037 •	221	57
Merrill Lynch Mortgage-Backed Securities Trust 3.673% due 04/25/2037 ^~	19	17
Morgan Stanley Mortgage Loan Trust 6.115% due 06/25/2036 ~	3	3
Sequoia Mortgage Trust 3.271% due 01/20/2047 ^~	6	4
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~	16	14
3.320% due 05/25/2037 ^~	20	16
3.321% due 04/25/2037 ^~	11	10
3.528% due 12/25/2036 ^~	10	9
3.754% due 09/25/2036 ^~	15	13
3.768% due 12/25/2036 ^~	34	31

		303

Total United States (Cost $10,439)		9,889

SHORT-TERM INSTRUMENTS 68.7%
REPURCHASE AGREEMENTS (f) 67.5%		289,690

U.S. TREASURY BILLS 1.2%
5.231% due 08/10/2023 - 09/14/2023 (b)(c)(i)	$5,163	5,113

Total Short-Term Instruments (Cost $294,804)		294,803

Total Investments in Securities (Cost $588,333)		549,177

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	1,238,755	12,044

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $12,129)	12,044

Total Investments in Affiliates (Cost $12,129)	12,044

Total Investments 130.8% (Cost $600,462)	$561,221
Financial Derivative Instruments (g)(h) (0.5)%(Cost or Premiums, net $(3,122))	(2,129)
Other Assets and Liabilities, net (30.3)%	(130,030)

Net Assets 100.0%	$429,062

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:
Issuer Description							Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA							06/08/2023		$2,475	$2,375	0.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.110%	06/30/2023	07/03/2023	$23,300		U.S. Treasury Notes 2.375% due 03/31/2029			$(23,762)	$23,300	$23,310
	5.120	06/30/2023	07/03/2023	132,500		U.S. Treasury Notes 0.500% due 10/31/2027			(135,204)	132,500	132,557
	5.140	07/03/2023	07/05/2023	133,200		U.S. Treasury Notes 0.375% due 04/30/2025			(135,917)	133,200	133,200
FICC	2.400	06/30/2023	07/03/2023	590		U.S. Treasury Notes 4.625% due 06/30/2025			(602)	590	590
NOM	5.040	06/30/2023	07/03/2023	100		U.S. Treasury Bonds 1.875% due 02/15/2041			(101)	100	100

Total Repurchase Agreements									$(295,586)	$289,690	$289,757

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia Ex-Japan 39 5-Year Index	1.000%	Quarterly		06/20/2028		$3,000	$(45)	$24	$(21)	$2	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	10.665%	Maturity	01/02/2024	BRL	81,600	$0	$(621)	$(621)	$5	$0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		312,600	0	(2,273)	(2,273)	18	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		62,700	0	(439)	(439)	4	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		178,800	0	(1,133)	(1,133)	11	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		120,000	0	(717)	(717)	7	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		3,900	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	10.838	Maturity	01/02/2025		30,900	0	(145)	(145)	7	0
Pay	1-Year BRL-CDI	11.023	Maturity	01/02/2025		82,800	0	(312)	(312)	19	0
Pay	1-Year BRL-CDI	11.092	Maturity	01/02/2025		93,300	0	(319)	(319)	21	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025	90,800	0	(258)	(258)	21	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025	290,000	0	389	389	69	0
Pay	1-Year BRL-CDI	12.400	Maturity	01/02/2025	40,000	0	80	80	10	0
Pay	1-Year BRL-CDI	12.628	Maturity	01/02/2025	85,000	0	256	256	21	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027	32,100	0	(167)	(167)	26	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027	132,400	0	(605)	(605)	108	0
Pay	1-Year BRL-CDI	12.165	Maturity	01/04/2027	30,000	0	239	239	26	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027	101,000	0	898	898	87	0

$0	$(5,150)	$(5,150)	$460	$0

Total Swap Agreements	$(45)	$(5,126)	$(5,171)	$462	$0

Cash of $5,629 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	MXN	208,230	$11,311	$0	$(824)
09/2023	INR	1,149	14	0	0
09/2023	TWD	243,709	8,028	186	0
09/2023	$1,198	CLP	978,888	13	0
09/2023	22,472	IDR	336,411,903	0	(135)
09/2023	22	KRW	28,326	0	(1)
BPS	07/2023	34,502	EUR	31,489	0	(142)
08/2023	CNH	313	$45	2	0
08/2023	EUR	31,489	34,551	143	0
08/2023	TWD	121,985	3,995	77	0
08/2023	ZAR	258,915	14,017	316	0
09/2023	THB	106	3	0	0
10/2023	ZAR	126,391	6,794	149	0
BRC	08/2023	143,395	7,757	170	0
09/2023	$13	ILS	46	0	0
BSH	10/2023	BRL	2,700	$507	0	(48)
CBK	07/2023	PEN	10,715	2,950	0	(3)
07/2023	$2,758	PEN	10,715	196	0
08/2023	CNH	121	$17	1	0
08/2023	PEN	80,097	20,505	0	(1,497)
08/2023	TWD	127,000	4,160	81	0
09/2023	KRW	278	0	0	0
10/2023	CLP	3,732	5	0	0
DUB	07/2023	PEN	10,715	2,930	0	(24)
07/2023	$5,878	PEN	21,430	27	0
08/2023	ZAR	37,691	$2,039	44	0
GLM	07/2023	BRL	34,925	7,233	0	(61)
07/2023	$7,247	BRL	34,925	47	0
09/2023	7,233	35,312	60	0
09/2023	26,831	TWD	816,586	0	(555)
10/2023	BRL	50,000	$9,894	0	(383)
10/2023	ZAR	75,419	4,020	55	0
JPM	08/2023	CNH	251	36	2	0
08/2023	$2,198	ZAR	40,225	0	(69)
08/2023	ZAR	83	$4	0	0
09/2023	IDR	534,999	36	0	0
09/2023	$9,353	IDR	140,723,929	0	(9)
09/2023	12	ILS	44	0	(1)
09/2023	20,677	INR	1,704,124	33	0
09/2023	17,562	PEN	64,662	155	0
09/2023	17,837	THB	611,673	0	(455)
10/2023	12,928	MXN	226,992	79	0
MBC	09/2023	41	KRW	52,508	0	(1)
MYI	07/2023	IDR	88,682,244	$5,930	15	0
07/2023	$5,902	IDR	88,682,244	13	0
08/2023	TWD	131,264	$4,329	112	0
08/2023	$69	TWD	2,101	0	(1)
08/2023	ZAR	118,588	$6,112	0	(161)
09/2023	$5,930	IDR	88,759,333	0	(36)
09/2023	4,463	INR	368,081	11	0
09/2023	46	KRW	59,011	0	(1)
09/2023	8,144	THB	278,815	0	(221)
NGF	08/2023	CNH	384	$56	3	0
RBC	07/2023	MXN	950	49	0	(6)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

	07/2023	SGD	49,712			37,466	692		0
	08/2023		$19		MXN	329	0		0
SCX	08/2023	CNH	5,435			$792	41		0
	09/2023	IDR	529,801,274			35,631	450		0
	09/2023	TWD	203,642			6,679	127		0
	09/2023		$12,941		INR	1,065,789	12		0
	09/2023		18,331		THB	632,979	0		(343)
SOG	07/2023	EUR	31,489			$33,874	0		(487)
SSB	07/2023	PEN	10,715			2,938	0		(15)
	07/2023		$11,926		BRL	59,907	585		0
	08/2023		2,933		PEN	10,715	13		0
UAG	07/2023	BRL	25,093			$5,033	0		(208)
	07/2023		$5,207		BRL	25,093	34		0
	08/2023	ZAR	51,206			$2,666	0		(43)
	09/2023		$11		ILS	38	0		0

Total Forward Foreign Currency Contracts							$3,944		$(5,730)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.291%	$6,000	$142	$(40)	$102	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	400	(17)	3	0	(14)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	2,800	(134)	49	0	(85)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	700	(62)	31	0	(31)
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	3,000	(31)	28	0	(3)
BRC	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.111	5,000	16	28	44	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.291	5,700	136	(39)	97	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	2,110	(100)	56	0	(44)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	2,300	(116)	68	0	(48)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2024	2.999	3,000	(93)	38	0	(55)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	3,500	(312)	158	0	(154)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	1,200	(27)	17	0	(10)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	24,400	(1,356)	1,391	35	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	4,500	(401)	203	0	(198)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	12,700	(561)	113	0	(448)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	5,000	(161)	168	7	0

Total Swap Agreements							$(3,077)	$2,272	$285	$(1,090)

(i)

Securities with an aggregate market value of $4,831 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,523	$0	$2,523
Brazil
Corporate Bonds & Notes	0	11,941	0	11,941
Sovereign Issues	0	13,807	0	13,807
Cayman Islands
Corporate Bonds & Notes	0	4,953	0	4,953
Chile
Corporate Bonds & Notes	0	2,724	0	2,724
Sovereign Issues	0	12,165	0	12,165
Colombia
Corporate Bonds & Notes	0	536	0	536
Sovereign Issues	0	18,148	0	18,148
Dominican Republic
Sovereign Issues	0	4,706	0	4,706
India
Corporate Bonds & Notes	0	1,528	0	1,528
Indonesia
Corporate Bonds & Notes	0	1,952	0	1,952
Sovereign Issues	0	11,903	0	11,903
Israel
Sovereign Issues	0	8,179	0	8,179
Ivory Coast
Sovereign Issues	0	3,959	0	3,959
Luxembourg
Common Stocks	0	0	3,311	3,311
Corporate Bonds & Notes	0	4,109	1,897	6,006
Malaysia
Corporate Bonds & Notes	0	3,217	0	3,217
Mauritius
Corporate Bonds & Notes	0	4,779	0	4,779
Mexico
Corporate Bonds & Notes	0	4,248	0	4,248
Sovereign Issues	0	9,511	0	9,511
Paraguay
Sovereign Issues	0	963	0	963
Peru
Sovereign Issues	0	4,610	0	4,610
Qatar
Sovereign Issues	0	20,217	0	20,217
Romania
Sovereign Issues	0	7,601	0	7,601
Saudi Arabia
Sovereign Issues	0	13,179	0	13,179
Serbia
Sovereign Issues	0	15,662	0	15,662
South Africa
Sovereign Issues	0	42,435	0	42,435
United Arab Emirates
Sovereign Issues	0	9,722	0	9,722
United States
Asset-Backed Securities	0	138	0	138
Corporate Bonds & Notes	0	9,448	0	9,448
Non-Agency Mortgage-Backed Securities	0	300	3	303
Short-Term Instruments
Repurchase Agreements	0	289,690	0	289,690
U.S. Treasury Bills	0	5,113	0	5,113

	$0	$543,966	$5,211	$549,177
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,044	$0	$0	$12,044

Total Investments	$12,044	$543,966	$5,211	$561,221

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	462	0	462
Over the counter	0	4,229	0	4,229

	$0	$4,691	$0	$4,691
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6,820)	$0	$(6,820)

Total Financial Derivative Instruments	$0	$(2,129)	$0	$(2,129)

Totals	$12,044	$541,837	$5,211	$559,092

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Luxembourg
Common Stocks	$0	$2,477	$0	$0	$0	$834	$0	$0	$3,311	$834
Corporate Bonds & Notes	0	1,408	0	1	0	488	0	0	1,897	488
United States
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	3	0	3	0

Totals	$0	$3,885	$0	$1	$0	$1,322	$3	$0	$5,211	$1,322

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Luxembourg
Common Stocks		$2,138	Expected Recovery Valuation			Breakeven Price			$19.199	—
		1,173	Other Valuation Techniques(2)			—			—	—
Corporate Bonds & Notes		1,897	Other Valuation Techniques(2)			—			—	—
United States
Non-Agency Mortgage-Backed Securities		3	Fair Valuation of Odd Lot Positions			Adjustment Factor		%	2.500	—

Total		$5,211

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 14.8%
Adient U.S. LLC 8.467% due 04/10/2028		$378	$379
AmSurg LLC 0.500% - 11.000% (PRIME + 2.750%) due 07/20/2026 «~		919	920
AmWINS Group, Inc. 7.834% due 02/19/2028		100	100
Cerba Healthcare SAS 7.418% (EUR001M + 4.000%) due 02/15/2029 ~	EUR	2,200	2,267
CQP Holdco LP 8.693% (LIBOR03M + 3.750%) due 06/05/2028 ~		$6,765	6,761
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (a)		591	578
Envision Healthcare Corp.
16.070% due 04/29/2027		3,864	4,608
16.695% due 04/28/2028 «		2,820	2,079
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		469	467
Medline Borrower LP 8.352% due 10/23/2028		592	585
MPH Acquisition Holdings LLC 9.726% (LIBOR03M + 4.250%) due 09/01/2028 ~		1,518	1,361
Redstone Holdco 2 LP 10.005% (LIBOR03M + 4.750%) due 04/27/2028 ~		1,767	1,479
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,182	1,097
Viad Corp. 10.217% due 07/30/2028		1,777	1,732

Total Loan Participations and Assignments (Cost $27,549)			24,413

CORPORATE BONDS & NOTES 67.3%
BANKING & FINANCE 23.2%
Armor Holdco, Inc. 8.500% due 11/15/2029		1,000	831
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	200	212
8.500% due 09/10/2030 •		13,400	13,235
BGC Partners, Inc. 8.000% due 05/25/2028		$100	97
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		2,500	2,108
Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		600	189
3.875% due 10/22/2030		400	114
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	568
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/2028		925	838
Enact Holdings, Inc. 6.500% due 08/15/2025		550	541
FORESEA Holding SA 7.500% due 06/15/2030 «		234	209
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,150	1,054
6.500% due 10/01/2025		344	339
Freedom Mortgage Corp.
6.625% due 01/15/2027		4,500	3,900
8.250% due 04/15/2025		1,644	1,605
Huarong Finance Co. Ltd. 4.950% due 11/07/2047		400	267
Jane Street Group 4.500% due 11/15/2029		1,350	1,163
KWG Group Holdings Ltd. 5.875% due 11/10/2024 ^(b)		1,000	105
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	325
5.500% due 08/15/2028		1,975	1,733
Navient Corp. 5.625% due 08/01/2033		2,300	1,732
Park Intermediate Holdings LLC 7.500% due 06/01/2025		1,325	1,326

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

PennyMac Financial Services, Inc. 5.750% due 09/15/2031		500	408
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		1,000	103
Provident Funding Associates LP 6.375% due 06/15/2025		2,653	2,345
Starwood Property Trust, Inc.
3.625% due 07/15/2026		400	345
4.375% due 01/15/2027		800	690
Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		1,500	225
7.000% due 07/09/2025 ^(b)		4,700	711
UBS Group AG
6.537% due 08/12/2033 •		500	513
7.750% due 03/01/2029 •	EUR	200	242
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		$293	231

			38,304

INDUSTRIALS 42.0%
ADT Security Corp. 4.125% due 08/01/2029		500	432
Allison Transmission, Inc. 3.750% due 01/30/2031		600	507
Altice France SA 5.500% due 10/15/2029		2,700	1,934
American Airlines Pass-Through Trust 3.375% due 11/01/2028		60	54
American Airlines, Inc. 5.500% due 04/20/2026		500	496
Bausch Health Cos., Inc.
11.000% due 09/30/2028		544	388
14.000% due 10/15/2030		108	65
BC Ltd. 9.000% due 01/30/2028		306	307
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,200	1,117
Bombardier, Inc. 7.125% due 06/15/2026		300	298
CCO Holdings LLC
4.250% due 01/15/2034		850	643
4.750% due 02/01/2032		500	408
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	2,300	2,285
Chobani LLC 7.500% due 04/15/2025		$800	797
Cloud Software Group, Inc. 6.500% due 03/31/2029		1,300	1,159
CNX Resources Corp. 7.250% due 03/14/2027		111	110
CommScope Technologies LLC 5.000% due 03/15/2027		1,200	837
CommScope, Inc. 8.250% due 03/01/2027		200	160
Community Health Systems, Inc.
5.250% due 05/15/2030		1,200	947
5.625% due 03/15/2027		1,200	1,059
6.000% due 01/15/2029		800	674
6.125% due 04/01/2030		3,200	1,910
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		1,022	1,009
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		2,634	1,559
DaVita, Inc. 4.625% due 06/01/2030		2,950	2,536
Deluxe Corp. 8.000% due 06/01/2029		850	666
Diamond Sports Group LLC 5.375% due 08/15/2026 ^(b)		500	17
DISH Network Corp. 11.750% due 11/15/2027		1,500	1,466
Dufry One BV 2.000% due 02/15/2027	EUR	1,500	1,432
Endo Dac 5.875% due 10/15/2024 ^(b)		$2,200	1,616
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029 ^(b)		1,600	1,186
Ford Motor Co. 4.750% due 01/15/2043		800	616
Frontier Communications Holdings LLC
5.000% due 05/01/2028		400	346
6.000% due 01/15/2030		1,000	736
8.750% due 05/15/2030		1,200	1,174
Full House Resorts, Inc. 8.250% due 02/15/2028		1,800	1,686

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Garda World Security Corp. 6.000% due 06/01/2029		3,200	2,625
GFL Environmental, Inc. 3.500% due 09/01/2028		550	490
Gruenenthal GmbH 4.125% due 05/15/2028	EUR	1,200	1,219
Helios Software Holdings, Inc. 4.625% due 05/01/2028		$2,200	1,876
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		800	668
Hudbay Minerals, Inc. 6.125% due 04/01/2029		1,550	1,429
iHeartCommunications, Inc.
6.375% due 05/01/2026		305	256
8.375% due 05/01/2027		1,733	1,157
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		300	277
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		1,898	1,733
Jaguar Land Rover Automotive PLC 5.875% due 01/15/2028		1,150	1,063
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		200	177
Level 3 Financing, Inc.
3.625% due 01/15/2029		2,500	1,502
4.250% due 07/01/2028		925	597
Medline Borrower LP 3.875% due 04/01/2029		500	435
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,700	1,412
5.750% due 07/21/2028		600	531
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		400	341
Newell Brands, Inc. 6.375% due 09/15/2027		1,600	1,536
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 ^(b)		2,607	1,930
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		1,550	1,428
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		1,250	44
5.500% due 04/12/2037 ^(b)		1,250	48
PetSmart, Inc. 7.750% due 02/15/2029		1,000	995
Prime Security Services Borrower LLC 3.375% due 08/31/2027		450	397
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		500	156
Radiate Holdco LLC 4.500% due 09/15/2026		1,275	1,018
Rand Parent LLC 8.500% due 02/15/2030		1,000	906
Sabre Global, Inc.
9.250% due 04/15/2025		371	346
11.250% due 12/15/2027		220	187
Spirit AeroSystems, Inc. 9.375% due 11/30/2029		100	107
Stagwell Global LLC 5.625% due 08/15/2029		400	343
Standard Industries, Inc.
3.375% due 01/15/2031		1,200	967
4.375% due 07/15/2030		1,600	1,387
Studio City Finance Ltd. 5.000% due 01/15/2029		800	593
Tempo Acquisition LLC 5.750% due 06/01/2025		700	700
Tenet Healthcare Corp.
6.125% due 10/01/2028		1,700	1,638
6.125% due 06/15/2030		800	790
Travel & Leisure Co. 6.000% due 04/01/2027		600	583
U.S. Renal Care, Inc. 10.625% due 07/15/2027		900	230
WMG Acquisition Corp. 3.000% due 02/15/2031		850	688
Wynn Macau Ltd. 5.625% due 08/26/2028		1,300	1,136
Yum! Brands, Inc. 4.625% due 01/31/2032		800	724

			69,297

UTILITIES 2.1%
Calpine Corp.
3.750% due 03/01/2031		400	324
5.000% due 02/01/2031		700	580

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

EP Infrastructure AS 1.698% due 07/30/2026	EUR	1,500	1,413
NSG Holdings LLC 7.750% due 12/15/2025		$317	316
TerraForm Power Operating LLC 5.000% due 01/31/2028		800	737

			3,370

Total Corporate Bonds & Notes (Cost $136,952)			110,971

MUNICIPAL BONDS & NOTES 0.2%
FLORIDA 0.2%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		255	247

Total Municipal Bonds & Notes (Cost $254)			247

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust 4.375% due 10/25/2035 «~		57	40
American Home Mortgage Assets Trust
4.896% due 11/25/2046 •		506	156
6.750% due 06/25/2037 ^þ		74	63
Banc of America Funding Trust 3.847% due 03/20/2036 ^~		46	38
Bear Stearns ALT-A Trust 4.528% due 01/25/2035 «~		2	1
Citigroup Mortgage Loan Trust 6.470% due 11/25/2035 •		27	27
Countrywide Alternative Loan Trust
3.167% due 10/25/2035 ^«~		19	15
4.976% due 12/25/2035 •		23	19
5.510% due 05/25/2047 •		11	10
5.577% due 03/20/2046 •		20	17
Countrywide Home Loan Mortgage Pass-Through Trust
5.790% due 03/25/2035 •		66	62
6.000% due 05/25/2036 ^«		42	20
Downey Savings & Loan Association Mortgage Loan Trust 5.657% due 02/19/2045 •		3	3
First Horizon Alternative Mortgage Securities Trust
5.067% due 09/25/2035 ^~		80	70
6.000% due 05/25/2036 ^		43	19
GMAC Mortgage Corp. Loan Trust 3.281% due 04/19/2036 ^~		98	77
GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~		6	6
4.567% due 04/25/2035 «~		1	1
HarborView Mortgage Loan Trust
5.537% due 01/19/2038 •		12	11
5.626% due 03/19/2036 ^•		185	168
IndyMac INDX Mortgage Loan Trust 3.499% due 09/25/2035 ^~		29	24
JP Morgan Mortgage Trust
3.655% due 07/27/2037 ~		126	114
4.186% due 07/25/2035 ~		22	21
6.000% due 08/25/2037 ^«		19	10
6.000% due 08/25/2037 ^		39	21
Residential Accredit Loans, Inc. Trust
5.480% due 03/25/2037 •		257	53
6.109% due 02/25/2036 ^~		121	98
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^		50	29
Structured Asset Mortgage Investments Trust 5.590% due 05/25/2036 •		13	11
WaMu Mortgage Pass-Through Certificates Trust
3.230% due 10/25/2036 ^~		57	51
4.081% due 07/25/2037 ^~		64	60
4.746% due 05/25/2047 •		157	127

Total Non-Agency Mortgage-Backed Securities (Cost $1,601)			1,442

ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust 5.300% due 08/25/2036 •		36	34
Credit-Based Asset Servicing & Securitization Trust 3.156% due 01/25/2037 ^þ		756	237
Morgan Stanley ABS Capital, Inc. Trust 5.290% due 05/25/2037 •		54	47

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Option One Mortgage Loan Trust Asset-Backed Certificates 6.125% due 08/25/2033 «•	14	15

Total Asset-Backed Securities (Cost $392)		333

SOVEREIGN ISSUES 1.4%
Argentina Government International Bond 3.500% due 07/09/2041 þ	7,113	2,291

Total Sovereign Issues (Cost $3,594)		2,291

	SHARES
COMMON STOCKS 3.6%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (c)	163,228	224
iHeartMedia, Inc. 'A' (c)	39,083	142
iHeartMedia, Inc. 'B' «(c)	30,332	99

		465

CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment, Inc. (c)	19,463	992

		992

ENERGY 0.6%
California Resources Corp.	14,960	677
Constellation Oil 'B' «(c)(g)	2,866,681	311

		988

FINANCIALS 0.5%
Hipotecaria Su Casita SA de CV «(c)	78,886	0
Intelsat Emergence SA «(c)(g)	26,087	600
Mr Cooper Group, Inc. (c)	4,374	222

		822

HEALTH CARE 0.7%
NVHL SA 'A' «(c)(g)	197,572	110
NVHL SA 'B' «(c)(g)	197,572	110
NVHL SA 'C' «(c)(g)	197,572	110
NVHL SA 'D' «(c)(g)	197,572	110
NVHL SA 'E' «(c)(g)	197,572	110
NVHL SA 'F' «(c)(g)	197,572	110
NVHL SA 'G' «(c)(g)	197,572	110
NVHL SA 'H' «(c)(g)	197,572	110
NVHL SA 'I' «(c)(g)	197,572	110
NVHL SA 'J' «(c)(g)	197,572	110

		1,100

INDUSTRIALS 0.9%
Drillco Holding Lux SA «(c)	22,653	434
Neiman Marcus Group Ltd. LLC «(c)(g)	7,513	1,142
Voyager Aviation Holdings LLC «(c)	136	0

		1,576

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)	720,949	0

Total Common Stocks (Cost $19,663)		5,943

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)	2,732	13

Total Rights (Cost $0)		13

WARRANTS 0.2%
ENERGY 0.2%
California Resources Corp. - Exp. 10/27/2024	24,765	294

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Constellation Oil Class 'D' - Exp. 06/10/2071 «(g)	3	0

		294

FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	0
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	2,732	20

		20

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	3

Total Warrants (Cost $845)		317

PREFERRED SECURITIES 0.3%
FINANCIALS 0.2%
First Citizens BancShares, Inc. 9.524% (US0003M + 3.972%) due 01/04/2027 ~(f)	350,000	337

INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC «	814	196

Total Preferred Securities (Cost $617)		533

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (h) 2.3%		3,759

U.S. TREASURY BILLS 0.1%
5.226% due 09/14/2023 (d)(e)(k)	265	262

Total Short-Term Instruments (Cost $4,021)		4,021

Total Investments in Securities (Cost $195,488)		150,524

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
CONSUMER DISCRETIONARY 0.1%
COMMON STOCKS 0.1%
Xfit Brands, Inc. ^«(c)	68,040,639	209

Total Common Stocks (Cost $4,074)		209

SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	1,024,053	9,957

Total Short-Term Instruments (Cost $9,955)		9,957

Total Investments in Affiliates (Cost $14,029)		10,166

Total Investments 97.5% (Cost $209,517)		$160,690
Financial Derivative Instruments (i)(j) (0.4)%(Cost or Premiums, net $327)		(715)
Other Assets and Liabilities, net 2.9%		4,898

Net Assets 100.0%		$164,873

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Zero coupon security.
(e)							Coupon represents a yield to maturity.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$311	$311	0.19%
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2022		0	0	0.00
Intelsat Emergence SA					09/05/2018		2,449	600	0.36
NVHL SA 'A'					03/09/2012 - 05/01/2013		614	110	0.07
NVHL SA 'B'					03/09/2012 - 05/01/2013		614	110	0.07
NVHL SA 'C'					03/09/2012 - 05/01/2013		614	110	0.07
NVHL SA 'D'					03/09/2012 - 05/01/2013		613	110	0.07
NVHL SA 'E'					03/09/2012 - 05/01/2013		613	110	0.07
NVHL SA 'F'					03/09/2012 - 05/01/2013		613	110	0.07
NVHL SA 'G'					03/09/2012 - 05/01/2013		613	110	0.07
NVHL SA 'H'					03/09/2012 - 05/01/2013		613	110	0.06
NVHL SA 'I'					03/09/2012 - 05/01/2013		613	110	0.06
NVHL SA 'J'					03/09/2012 - 05/01/2013		613	110	0.06
Neiman Marcus Group Ltd. LLC					09/25/2020		242	1,142	0.69

							$9,135	$3,153	1.91%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.100%	06/28/2023	07/05/2023	$2,770	U.S. Treasury Notes 2.750% due 08/15/2032		$(2,754)	$2,770	$2,772
FICC	2.400	06/30/2023	07/03/2023	989	U.S. Treasury Notes 4.625% due 06/30/2025		(1,009)	989	989

Total Repurchase Agreements							$(3,763)	$3,759	$3,761

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Treasury Obligations (1.7)%
U.S. Treasury Notes					2.750%	08/15/2032	$2,970	$(2,781)	$(2,754)

Total Short Sales (1.7)%								$(2,781)	$(2,754)

(1)							Includes accrued interest.
(2)							Payable for short sales includes $(31) of accrued interest.
(i)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	124	$13,280	$(254)	$0	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	28	$(4,086)	$39	$29	$(3)
Euro-Buxl 30-Year Bond September Futures	09/2023	7	(1,066)	(16)	12	(6)
U.S. Treasury 10-Year Note September Futures	09/2023	145	(16,279)	308	0	(20)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	15	(1,777)	19	0	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	13	(1,771)	(21)	0	(16)

$329	$41	$(50)

Total Futures Contracts	$75	$41	$(50)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-39 5-Year Index	(5.000)%	Quarterly	12/20/2027	$47,223	$3	$(1,592)	$(1,589)	$0	$(343)
CDX.HY-40 5-Year Index	(5.000)	Quarterly	06/20/2028	5,200	(38)	(116)	(154)	0	(39)

$(35)	$(1,708)	$(1,743)	$0	$(382)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	09/16/2023	$43,300	$0	$631	$631	$18	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	43,300	362	(8,631)	(8,269)	44	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/16/2023	43,300	0	(636)	(636)	0	(20)

$362	$(8,636)	$(8,274)	$62	$(20)

Total Swap Agreements	$327	$(10,344)	$(10,017)	$62	$(402)

Cash of $5,038 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2023	EUR	22,716	$24,421	$0	$(367)
07/2023	$24,850	EUR	22,680	0	(102)
08/2023	EUR	22,680	$24,886	103	0
CBK	07/2023	$88	EUR	80	0	0
MBC	07/2023	172	161	4	0
RYL	07/2023	EUR	205	$220	0	(4)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Forward Foreign Currency Contracts	$107	$(473)

(k)

Securities with an aggregate market value of $262 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$21,414	$2,999	$24,413
Corporate Bonds & Notes
Banking & Finance	0	38,095	209	38,304
Industrials	0	68,288	1,009	69,297
Utilities	0	3,370	0	3,370
Municipal Bonds & Notes
Florida	0	247	0	247
Non-Agency Mortgage-Backed Securities	0	1,355	87	1,442
Asset-Backed Securities	0	318	15	333
Sovereign Issues	0	2,291	0	2,291
Common Stocks
Communication Services	366	0	99	465
Consumer Discretionary	992	0	0	992
Energy	677	0	311	988
Financials	222	0	600	822
Health Care	0	0	1,100	1,100
Industrials	0	0	1,576	1,576
Rights
Financials	0	0	13	13
Warrants
Energy	294	0	0	294
Financials	0	0	20	20
Utilities	3	0	0	3
Preferred Securities
Financials	0	337	0	337
Industrials	0	0	196	196
Short-Term Instruments
Repurchase Agreements	0	3,759	0	3,759
U.S. Treasury Bills	0	262	0	262

$2,554	$139,736	$8,234	$150,524
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	0	0	209	209
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,957	0	0	9,957

$9,957	$0	$209	$10,166

Total Investments	$12,511	$139,736	$8,443	$160,690

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,754)	$0	$(2,754)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	62	0	103
Over the counter	0	107	0	107

$41	$169	$0	$210
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(443)	0	(452)
Over the counter	0	(473)	0	(473)

$(9)	$(916)	$0	$(925)

Total Financial Derivative Instruments	$32	$(747)	$0	$(715)

Totals	$12,543	$136,235	$8,443	$157,221

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$919	$0	$0	$0	$1	$2,079	$0	$2,999	$1

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	0	204	0	0	0	5	0	0	209	5
Industrials	1,017	0	0	3	0	(11)	0	0	1,009	(11)
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	87	0	87	0
Asset-Backed Securities	0	0	0	0	0	0	15	0	15	0
Common Stocks
Communication Services(2)	107	0	0	0	0	(8)	0	0	99	(8)
Energy	311	0	0	0	0	0	0	0	311	0
Financials	639	0	0	0	0	(39)	0	0	600	(39)
Health Care	1,328	6,132	0	0	0	(6,360)	0	0	1,100	(228)
Industrials	1,161	453	0	0	0	(38)	0	0	1,576	(38)
Rights
Financials	17	0	0	0	0	(4)	0	0	13	(4)
Warrants
Financials	19	0	0	0	0	1	0	0	20	1
Preferred Securities
Industrials	189	0	0	0	0	7	0	0	196	7

Totals	$4,788	$7,708	$0	$3	$0	$(6,446)	$2,181	$0	$8,234	$(314)

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	41	0	0	0	0	168	0	0	209	168

Totals	$4,829	$7,708	$0	$3	$0	$(6,278)	$2,181	$0	$8,443	$(146)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$2,079	Comparable Multiple	EBITDA Multiple	X	11.000	—
	920	Proxy Pricing	Base Price	%	100.000	—
Corporate Bonds & Notes
Banking & Finance	209	Other Valuation Techniques(3)	—		—	—
Industrials	1,009	Discounted Cash Flow	Discount Rate		15.027	—
Non-Agency Mortgage-Backed Securities	87	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
Asset-Backed Securities	15	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
Common Stocks
Communication Services	99	Adjusted Market Price	Adjustment Factor		10.000	—
Energy	311	Comparable Multiple	EBITDA Multiple	X	6.600	—
Financials	600	Indicative Market Quotation	Broker Quote		$23.000	—
Health Care	1,100	Comparable Multiple	EBITDA Multiple	X	9.000	—
Industrials	1,142	Comparable Multiple/Discounted Cash Flow	LTM Revenue Forward EBITDA/Discount Rate	X/X/%	0.550/6.010/9.875	—
	434	Other Valuation Techniques(3)	—		—	—
Rights
Financials	13	Indicative Market Quotation	Broker Quote		$4.750	—
Warrants
Financials	20	Indicative Market Quotation	Broker Quote		$7.250	—
Preferred Securities
Industrials	196	Comparable Multiple / Discounted Cash Flow	Book Value Multiple/Discount Rate	X/%	0.350/27.749	—

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	209	Adjusted Market Price/Discounted Cash Flow	Adjustment Factor/Discount Rate	%/%	0.000/15.000	—

Total	$8,443

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Consumer Discretionary to Communication Services since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.3% ¤
CANADA 1.3%
SOVEREIGN ISSUES 1.3%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$7,046

Total Canada (Cost $6,679)			7,046

UNITED STATES 2.7%
ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •		$107	103
Argent Securities Trust 5.330% due 07/25/2036 •		1,220	323
Asset-Backed Funding Certificates Trust 5.850% due 06/25/2034 •		252	245
Asset-Backed Securities Corp. Home Equity Loan Trust 5.230% due 05/25/2037 •		36	24
Bear Stearns Asset-Backed Securities Trust 5.810% due 10/25/2032 «•		11	11
Countrywide Asset-Backed Certificates Trust 5.890% due 05/25/2032 «•		34	33
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •		40	39
Credit-Based Asset Servicing & Securitization Trust
2.959% due 01/25/2037 ^•		257	79
5.270% due 11/25/2036 •		29	14
Home Equity Asset Trust 5.750% due 11/25/2032 «•		1	1
HSI Asset Securitization Corp. Trust 5.250% due 10/25/2036 •		22	9
Long Beach Mortgage Loan Trust 5.710% due 10/25/2034 •		28	26
Merrill Lynch Mortgage Investors Trust 5.310% due 09/25/2037 •		23	5
Morgan Stanley ABS Capital, Inc. Trust
5.210% due 05/25/2037 •		40	35
5.250% due 11/25/2036 •		5,723	2,807
Soundview Home Loan Trust 5.270% due 11/25/2036 •		227	66
Structured Asset Securities Corp. Mortgage Loan Trust 6.670% due 04/25/2035 •		2	2
Washington Mutual Asset-Backed Certificates Trust 3.911% due 10/25/2036 •		23	8

			3,830

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Bear Stearns ALT-A Trust
4.164% due 08/25/2036 ^~		20	13
4.365% due 01/25/2036 ^~		265	242
Citigroup Mortgage Loan Trust 4.418% due 08/25/2035 ~		8	8
Countrywide Alternative Loan Trust
5.337% due 02/20/2047 ^•		2,852	2,225
5.470% due 02/25/2047 •		58	53
5.577% due 03/20/2046 •		230	188
5.670% due 12/25/2035 •		24	22
5.710% due 12/25/2035 •		156	141
5.710% due 02/25/2037 •		74	61
5.750% due 08/25/2035 •		190	176
5.750% due 12/25/2035 •		641	487
5.850% due 09/25/2035 •		632	571
Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 05/25/2035 •		80	68
5.730% due 03/25/2035 ^•		295	242
5.730% due 04/25/2035 «•		2	2
5.750% due 03/25/2035 •		29	20
5.790% due 03/25/2035 •		1,580	1,308
5.810% due 02/25/2035 •		6	5
5.910% due 09/25/2034 «•		4	3

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033 «	2	2
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.250% due 10/25/2036 ^«•	2	1
Downey Savings & Loan Association Mortgage Loan Trust
5.577% due 03/19/2045 •	123	121
5.677% due 08/19/2045 •	80	69
5.817% due 09/19/2045 •	993	574
GreenPoint Mortgage Funding Trust 5.610% due 06/25/2045 •	727	536
HarborView Mortgage Loan Trust
5.626% due 03/19/2036 ^•	732	665
5.637% due 06/19/2035 •	107	103
5.637% due 01/19/2036 ^•	12	11
5.657% due 01/19/2036 •	1,238	767
5.777% due 11/19/2035 •	68	49
5.817% due 09/19/2035 •	9	6
5.837% due 06/20/2035 •	33	30
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.834% due 10/25/2035 ~	12	7
Residential Accredit Loans, Inc. Trust 5.570% due 04/25/2046 •	117	34
Sequoia Mortgage Trust
5.652% due 10/20/2034 «•	117	100
5.846% due 10/19/2026 «•	2	2
5.857% due 07/20/2033 •	208	191
Structured Asset Mortgage Investments Trust 5.726% due 07/19/2034 «•	1	1
Thornburg Mortgage Securities Trust 5.690% due 03/25/2044 «•	36	32
WaMu Mortgage Pass-Through Certificates Trust
3.823% due 02/27/2034 •	2	2
4.008% due 12/25/2046 •	58	51
5.176% due 11/25/2042 •	1	1
5.376% due 08/25/2042 •	4	3
5.476% due 10/25/2046 •	17	16
5.476% due 11/25/2046 •	213	188
5.730% due 10/25/2045 •	9	8
5.770% due 01/25/2045 •	4	4
5.790% due 01/25/2045 •	6	6
5.790% due 07/25/2045 •	5	5

		9,420

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.621% due 12/01/2034 •	2	2
4.415% due 11/01/2034 •	7	7
4.633% due 12/01/2030 •	1	1
5.258% due 03/25/2034 •	1	1
5.500% due 09/25/2042 •	16	16
5.550% due 06/25/2029 •	1	1
6.000% due 07/25/2044	8	8
Freddie Mac
4.833% due 10/01/2036 •	10	10
5.176% due 10/25/2044 - 02/25/2045 •	44	41
5.290% due 09/25/2031 •	9	9
5.300% due 09/25/2035 •	584	555
5.376% due 07/25/2044 •	8	8
6.500% due 07/15/2028	61	62
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2025 ~	6	5
2.750% (H15T1Y + 1.500%) due 10/20/2024 ~	3	3
2.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	7	7
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	6	6
3.000% due 11/20/2024 - 06/20/2030 •	145	141
3.625% (H15T1Y + 1.500%) due 02/20/2025 ~	5	5
6.000% due 08/20/2034	177	179
U.S. Small Business Administration
4.625% due 02/01/2025	3	3
5.090% due 10/01/2025	1	1

		1,071

Total United States (Cost $21,130)		14,321

SHORT-TERM INSTRUMENTS 131.3%
REPURCHASE AGREEMENTS (c) 130.7%		683,278

U.S. TREASURY BILLS 0.6%
5.362% due 08/24/2023 - 09/14/2023 (a)(b)(f)	$2,925	2,901

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $686,179)		686,179

Total Investments in Securities (Cost $713,988)		707,546

	SHARES
INVESTMENTS IN AFFILIATES 17.6%
SHORT-TERM INSTRUMENTS 17.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.6%
PIMCO Short-Term Floating NAV Portfolio III	9,444,593	91,830

Total Short-Term Instruments (Cost $92,903)		91,830

Total Investments in Affiliates (Cost $92,903)		91,830

Total Investments 152.9% (Cost $806,891)		$799,376
Financial Derivative Instruments (d)(e) (0.1)%(Cost or Premiums, net $(6,447))		(572)
Other Assets and Liabilities, net (52.8)%		(276,006)

Net Assets 100.0%		$522,798

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$96,700	U.S. Treasury Inflation Protected Securities 0.250% due 01/15/2025	$(98,543)	$96,700	$96,700
5.080	07/03/2023	07/05/2023	216,400	U.S. Treasury Notes 3.875% due 12/31/2029	(220,648)	216,400	216,400
5.100	06/30/2023	07/03/2023	96,600	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(98,589)	96,600	96,641
5.120	06/30/2023	07/03/2023	224,800	U.S. Treasury Notes 2.625% due 05/31/2027	(229,243)	224,800	224,896
5.160	06/30/2023	07/03/2023	16,500	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	(16,916)	16,500	16,507
5.180	06/30/2023	07/03/2023	100	U.S. Treasury Notes 0.375% due 04/30/2025	(102)	100	100
FICC	2.400	06/30/2023	07/03/2023	950	U.S. Treasury Notes 4.625% due 06/30/2025	(969)	950	950
SAL	5.100	06/30/2023	07/03/2023	7,700	U.S. Treasury Notes 0.250% due 10/31/2025	(7,855)	7,700	7,704
5.130	06/30/2023	07/03/2023	21,500	U.S. Treasury Notes 0.250% due 07/31/2025	(21,951)	21,500	21,509
SSB	2.400	06/30/2023	07/03/2023	2,028	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(2,068)	2,028	2,028

Total Repurchase Agreements	$(696,884)	$683,278	$683,435

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP September Futures	09/2023	111	$(14,064)	$(121)	$113	$(4)
Euro-Bund September Futures	09/2023	2,026	(295,669)	2,709	2,128	(221)
Euro-Buxl 30-Year Bond September Futures	09/2023	85	(12,948)	(161)	148	(70)
Euro-Oat September Futures	09/2023	312	(43,714)	344	334	(24)
Japan Government 10-Year Bond September Futures	09/2023	271	(278,991)	(1,152)	207	(113)

Total Futures Contracts	$1,619	$2,930	$(432)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050%	Annual	12/15/2031	JPY	2,560,000	$851	$(198)	$653	$17	$0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2023 (Unaudited)

Receive(2)	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	6,820,000	(1,126)	57	(1,069)	56	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	72	22	94	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	13,613,900	4,251	2,845	7,096	293	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	6,450,000	313	2,475	2,788	242	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	(2,262)	(3,261)	0	(275)
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	535,500	(4,326)	(9,407)	(13,733)	0	(160)
Pay(2)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025	33,800	(245)	21	(224)	0	(77)
Pay(2)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	96,000	(1,208)	225	(983)	0	(443)
Pay(2)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	186,300	52	252	304	0	(1,236)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	320,800	(4,082)	698	(3,384)	357	0

Total Swap Agreements	$(6,447)	$(5,272)	$(11,719)	$980	$(2,191)

Cash of $33,343 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	14,577	$9,673	$0	$(37)
07/2023	$1,733	AUD	2,649	31	0
08/2023	9,681	14,577	37	0
BOA	07/2023	CAD	12,649	$9,296	0	(252)
07/2023	DKK	1,017	147	0	(2)
07/2023	EUR	1,684	1,840	3	0
07/2023	MXN	4,813	261	0	(19)
07/2023	NZD	992	602	0	(7)
07/2023	$16,076	AUD	24,642	339	0
07/2023	271	DKK	1,845	0	(1)
08/2023	DKK	1,841	$271	1	0
BPS	07/2023	AUD	48,229	31,920	0	(208)
07/2023	EUR	1,528	1,666	0	(2)
07/2023	JPY	78,248	563	21	0
07/2023	NZD	868	529	0	(4)
07/2023	$737	EUR	678	3	0
07/2023	33,594	JPY	4,669,545	0	(1,233)
08/2023	6,908	AUD	10,421	40	0
08/2023	21,257	JPY	3,059,476	35	0
BRC	07/2023	NZD	89	$54	0	(1)
CBK	07/2023	EUR	4,290	4,604	0	(78)
07/2023	$6,004	AUD	9,202	126	0
07/2023	862	EUR	796	7	0
07/2023	15,009	GBP	11,865	60	0
08/2023	AUD	37,808	$25,047	0	(159)
CLY	07/2023	DKK	2,989	431	0	(7)
JPM	07/2023	JPY	1,590,195	11,119	99	0
07/2023	$13,387	AUD	20,477	253	0
07/2023	186	JPY	26,647	0	(2)
08/2023	JPY	26,534	$186	2	0
08/2023	$11,119	JPY	1,583,437	0	(99)
MBC	07/2023	CAD	173	$130	0	0
07/2023	GBP	52,851	65,422	0	(1,698)
07/2023	$5,130	EUR	4,794	102	0
07/2023	793	GBP	637	17	0
07/2023	358	JPY	51,733	0	0
08/2023	JPY	51,515	$358	0	0
RBC	08/2023	$2	MXN	28	0	0
SCX	07/2023	AUD	21,411	$14,213	0	(49)
07/2023	NZD	2,584	1,569	0	(17)
07/2023	$18,888	AUD	28,905	367	0
08/2023	14,225	21,411	50	0
SOG	07/2023	11,448	17,498	208	0
TOR	07/2023	AUD	26,349	$17,404	0	(149)
07/2023	$6,056	AUD	9,260	112	0
07/2023	9,691	CAD	12,823	4	(16)
07/2023	66,348	GBP	52,214	0	(37)
07/2023	2,761	NZD	4,533	21	0
08/2023	CAD	12,818	$9,691	15	(4)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2023 (Unaudited)

	08/2023	GBP	52,214		66,363	38	0
	08/2023	NZD	4,533		2,760	0	(21)
	08/2023		$17,418	AUD	26,349	149	0
UAG	07/2023	AUD	41,994		$28,041	132	(66)
	07/2023		$1,388	AUD	2,120	24	0
	08/2023	DKK	2,159		$315	0	(2)
	08/2023		$28,063	AUD	41,994	66	(132)
	08/2023		14,994	GBP	11,865	77	0

Total Forward Foreign Currency Contracts						$2,439	$(4,302)

(f)

Securities with an aggregate market value of $2,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Canada
Sovereign Issues			$0		$7,046	$0	$7,046
United States
Asset-Backed Securities			0		3,785	45	3,830
Non-Agency Mortgage-Backed Securities			0		9,277	143	9,420
U.S. Government Agencies			0		1,071	0	1,071
Short-Term Instruments
Repurchase Agreements			0		683,278	0	683,278
U.S. Treasury Bills			0		2,901	0	2,901

			$0		$707,358	$188	$707,546
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$91,830		$0	$0	$91,830

Total Investments			$91,830		$707,358	$188	$799,376

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			2,930		980	0	3,910
Over the counter			0		2,439	0	2,439

			$2,930		$3,419	$0	$6,349
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(432)		(2,191)	0	(2,623)
Over the counter			0		(4,302)	0	(4,302)

			$(432)		$(6,493)	$0	$(6,925)

Total Financial Derivative Instruments			$2,498		$(3,074)	$0	$(576)

Totals			$94,328		$704,284	$188	$798,800

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~	$1,568	$1,568
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,747	6,139

Total Loan Participations and Assignments (Cost $8,306)		7,707

CORPORATE BONDS & NOTES 70.8%
BANKING & FINANCE 35.7%
AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,235
3.650% due 07/21/2027	300	275
4.450% due 04/03/2026	10,275	9,821
4.875% due 01/16/2024	2,500	2,483
Agree LP 2.900% due 10/01/2030	3,400	2,837
AIA Group Ltd.
3.200% due 03/11/2025	540	519
3.900% due 04/06/2028	540	517
Air Lease Corp. 3.000% due 09/15/2023	2,800	2,783
Aircastle Ltd. 2.850% due 01/26/2028	8,600	7,323
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,372
3.450% due 04/30/2025	300	287
3.950% due 01/15/2028	300	280
Ally Financial, Inc.
6.992% due 06/13/2029 •	1,700	1,680
8.000% due 11/01/2031	6,050	6,286
American Assets Trust LP 3.375% due 02/01/2031	6,900	5,405
American Express Co. 4.420% due 08/03/2033 •	455	430
American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	7,786
4.250% due 02/15/2028	2,000	1,884
4.900% due 02/15/2029	400	385
American International Group, Inc. 3.875% due 01/15/2035	1,000	865
American Tower Corp.
1.300% due 09/15/2025	2,100	1,904
2.700% due 04/15/2031	4,000	3,321
2.750% due 01/15/2027	13,800	12,567
3.950% due 03/15/2029	3,052	2,817
5.550% due 07/15/2033	7,000	7,055
Antares Holdings LP
2.750% due 01/15/2027	6,000	4,935
3.750% due 07/15/2027	6,100	5,109
3.950% due 07/15/2026	5,400	4,744
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	907
Ares Capital Corp. 2.875% due 06/15/2027	5,000	4,337
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	73
Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	2,741
4.125% due 08/01/2025	943	881
4.375% due 01/30/2024	5,527	5,438
4.875% due 10/01/2025	1,500	1,432
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,478	18,131
3.950% due 07/01/2024	4,500	4,367
4.250% due 04/15/2026	1,573	1,467
5.250% due 05/15/2024	1,786	1,755
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	14,500	14,351
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,607

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Bangkok Bank PCL 3.466% due 09/23/2036 •(g)	200	163
Bank of America Corp.
1.319% due 06/19/2026 •	15,000	13,747
1.898% due 07/23/2031 •	3,200	2,550
1.922% due 10/24/2031 •	4,000	3,168
2.299% due 07/21/2032 •	1,200	960
2.572% due 10/20/2032 •	200	163
3.824% due 01/20/2028 •	5,000	4,731
4.571% due 04/27/2033 •	1,800	1,693
5.015% due 07/22/2033 •	900	881
6.233% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,601
Bank of Ireland Group PLC 6.253% due 09/16/2026 •	3,300	3,279
Bank of New York Mellon Corp. 4.543% due 02/01/2029 •	5,500	5,357
Bank of Nova Scotia 5.447% (SOFRRATE + 0.380%) due 07/31/2024 ~	7,000	6,978
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	1,480	1,431
Barclays PLC
2.645% due 06/24/2031 •	14,600	11,721
4.375% due 01/12/2026	5,500	5,286
5.088% due 06/20/2030 •	2,800	2,549
5.200% due 05/12/2026	1,300	1,255
6.224% due 05/09/2034 •	10,500	10,465
BGC Partners, Inc.
4.375% due 12/15/2025	6,200	5,727
5.375% due 07/24/2023	11,500	11,493
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	594
1.625% due 08/05/2028	7,200	5,959
2.500% due 01/10/2030	1,200	992
Blackstone Private Credit Fund 2.350% due 11/22/2024	4,100	3,833
Blue Owl Finance LLC
3.125% due 06/10/2031	100	76
4.125% due 10/07/2051	2,300	1,444
BNP Paribas SA
2.219% due 06/09/2026 •	14,400	13,325
4.705% due 01/10/2025 •	14,800	14,671
6.625% due 03/25/2024 •(f)(g)	5,250	5,062
BPCE SA
4.500% due 03/15/2025	3,700	3,553
4.625% due 07/11/2024	3,000	2,933
Brandywine Operating Partnership LP 3.950% due 11/15/2027	100	79
Brookfield Capital Finance LLC 6.087% due 06/14/2033	7,400	7,518
Brookfield Finance, Inc. 3.900% due 01/25/2028	2,300	2,132
Canadian Imperial Bank of Commerce 5.490% (SOFRRATE + 0.400%) due 12/14/2023 ~	12,290	12,279
Cantor Fitzgerald LP 4.500% due 04/14/2027	700	654
Capital One Financial Corp.
6.312% due 06/08/2029 •	5,100	5,070
6.377% due 06/08/2034 •	5,000	4,967
Carlyle Finance LLC 5.650% due 09/15/2048	150	134
CBRE Services, Inc. 5.950% due 08/15/2034	1,200	1,186
CI Financial Corp.
3.200% due 12/17/2030	2,100	1,576
4.100% due 06/15/2051	1,500	914
Citibank NA 3.650% due 01/23/2024	500	494
Citigroup, Inc.
3.057% due 01/25/2033 •(h)	5,000	4,177
3.668% due 07/24/2028 •	9	8
6.270% due 11/17/2033 •(h)	4,600	4,885
Citizens Bank NA
2.250% due 04/28/2025	1,000	905
3.750% due 02/18/2026	1,170	1,066
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	589
Corporate Office Properties LP 2.250% due 03/15/2026	5,600	4,965
Credit Agricole SA 4.125% due 01/10/2027	9,800	9,317
Credit Suisse AG
3.625% due 09/09/2024	2,600	2,505
6.500% due 08/08/2023 (g)	30,688	30,576
7.500% due 02/15/2028	20,100	21,371
Crown Castle, Inc. 2.100% due 04/01/2031	200	160

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

CubeSmart LP
3.000% due 02/15/2030	2,100	1,799
3.125% due 09/01/2026	2,600	2,395
4.000% due 11/15/2025	2,183	2,073
4.375% due 02/15/2029	7,650	7,179
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	7,900	7,518
Deutsche Bank AG
2.222% due 09/18/2024 •	55,100	54,407
3.547% due 09/18/2031 •	2,100	1,745
3.961% due 11/26/2025 •	1,800	1,717
7.079% due 02/10/2034 •	1,400	1,296
Discover Bank 4.200% due 08/08/2023	4,460	4,451
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,129
EPR Properties
3.600% due 11/15/2031	200	156
3.750% due 08/15/2029	2,000	1,628
4.500% due 04/01/2025	3,500	3,317
4.500% due 06/01/2027	300	269
4.750% due 12/15/2026	8,200	7,470
4.950% due 04/15/2028	700	626
Equifax, Inc. 5.100% due 06/01/2028	3,000	2,958
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	5,912
Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,596
3.375% due 04/15/2026	820	777
3.875% due 05/01/2024	2,890	2,838
Extra Space Storage LP 2.350% due 03/15/2032	1,600	1,252
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,034
5.625% due 08/16/2032	1,000	967
Federal Realty OP LP 3.500% due 06/01/2030	1,693	1,475
Fidelity National Financial, Inc. 2.450% due 03/15/2031	900	706
First American Financial Corp. 2.400% due 08/15/2031	2,268	1,727
FMR LLC
4.950% due 02/01/2033	1,600	1,520
5.150% due 02/01/2043	300	272
Ford Motor Credit Co. LLC 5.584% due 03/18/2024	13,000	12,920
FORESEA Holding SA 7.500% due 06/15/2030 «	266	238
FS KKR Capital Corp.
1.650% due 10/12/2024	7,100	6,605
2.625% due 01/15/2027	100	85
GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,332
3.850% due 04/11/2025	2,000	1,906
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	169
GLP Capital LP
3.350% due 09/01/2024	2,380	2,299
4.000% due 01/15/2030	2,700	2,342
4.000% due 01/15/2031	6,200	5,366
5.300% due 01/15/2029	2,800	2,669
5.375% due 04/15/2026	100	98
5.750% due 06/01/2028	1,200	1,175
Goldman Sachs Group, Inc.
3.800% due 03/15/2030	100	93
6.491% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,062
6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	610
Golub Capital BDC, Inc. 2.050% due 02/15/2027	3,400	2,863
Goodman HK Finance 4.375% due 06/19/2024	900	884
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,775
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	15,600	14,159
Guardian Life Global Funding
1.625% due 09/16/2028	100	84
2.900% due 05/06/2024	3,100	3,027
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,182
Healthcare Realty Holdings LP 3.875% due 05/01/2025	160	152
Highwoods Realty LP
2.600% due 02/01/2031	1,000	734
3.050% due 02/15/2030	3,500	2,723

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,165
3.500% due 09/15/2030	1,700	1,442
4.000% due 06/15/2025	400	385
HSBC Holdings PLC
2.013% due 09/22/2028 •	1,200	1,029
2.099% due 06/04/2026 •	4,700	4,352
2.848% due 06/04/2031 •	500	415
4.600% due 12/17/2030 •(f)(g)	600	458
4.700% due 03/09/2031 •(f)(g)	4,900	3,677
6.500% due 09/15/2037	500	500
6.518% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	2,014
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	697
3.950% due 11/01/2027	7,700	5,606
4.650% due 04/01/2029	3,600	2,544
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,100
ING Groep NV
3.875% due 05/16/2027 •(f)(g)	200	143
4.250% due 05/16/2031 •(f)(g)	5,800	3,873
6.533% (US0003M + 1.000%) due 10/02/2023 ~	3,330	3,334
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,071
5.017% due 06/26/2024	1,660	1,609
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,392
2.300% due 11/15/2028	1,800	1,532
Jackson National Life Global Funding 3.050% due 04/29/2026	440	402
JPMorgan Chase & Co.
1.764% due 11/19/2031 •	1,500	1,188
2.301% due 10/15/2025 •	5,100	4,862
2.545% due 11/08/2032 •	7,800	6,394
2.580% due 04/22/2032 •	1,100	914
5.546% due 12/15/2025 •	1,900	1,893
5.934% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	1,001
6.163% (US0003M + 0.890%) due 07/23/2024 ~	7,590	7,595
6.381% (SOFRRATE + 1.320%) due 04/26/2026 ~	4,300	4,331
8.750% due 09/01/2030	75	91
Kilroy Realty LP
3.050% due 02/15/2030	7,533	5,901
4.375% due 10/01/2025	4,300	4,031
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,241
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	985
Life Storage LP
3.875% due 12/15/2027	2,700	2,510
4.000% due 06/15/2029	1,475	1,340
Lloyds Bank PLC 0.000% due 04/02/2032 þ	2,400	1,505
Lloyds Banking Group PLC
3.750% due 01/11/2027	12,600	11,813
4.550% due 08/16/2028	1,100	1,042
Loews Corp. 3.200% due 05/15/2030	1,900	1,694
LXP Industrial Trust 2.700% due 09/15/2030	2,400	1,920
Macquarie Group Ltd. 1.935% due 04/14/2028 •	1,000	865
MassMutual Global Funding
0.480% due 08/28/2023	800	794
2.750% due 06/22/2024	700	681
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	581
Metropolitan Life Global Funding 5.392% (SOFRRATE + 0.300%) due 09/27/2024 ~	550	549
Mid-America Apartments LP
1.100% due 09/15/2026	4,600	4,016
3.750% due 06/15/2024	1,000	981
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	340	334
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	10,992
2.494% due 10/13/2032 •	3,100	2,495
4.080% due 04/19/2028 •	600	570
5.063% due 09/12/2025 •	5,200	5,139
5.354% due 09/13/2028 •	1,100	1,093
5.406% due 04/19/2034	2,000	1,986
Mizuho Financial Group Cayman Ltd. 4.600% due 03/27/2024 (g)	5,850	5,773
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	16,600	16,590
2.839% due 09/13/2026	5,000	4,584
2.869% due 09/13/2030 •	800	678

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.123% (US0003M + 0.610%) due 09/08/2024 ~	5,000	5,002
6.201% (US0003M + 0.990%) due 07/10/2024 ~	800	800
Morgan Stanley 6.040% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,505
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	2,000	1,883
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	6,239	6,016
Nasdaq, Inc. 5.350% due 06/28/2028	1,800	1,804
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	1,998
National Securities Clearing Corp. 0.750% due 12/07/2025	600	536
Nationwide Building Society
3.960% due 07/18/2030 •	8,500	7,551
4.302% due 03/08/2029 •	12,200	11,315
4.363% due 08/01/2024 •	9,400	9,381
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,390
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	129
NatWest Group PLC
4.269% due 03/22/2025 •	16,389	16,103
5.076% due 01/27/2030 •	23,000	21,961
NatWest Markets PLC 5.852% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,052
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	834
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	200	165
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	16,000	15,371
2.750% due 03/09/2028	200	165
3.875% due 09/21/2023	3,700	3,680
Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	9,068
1.851% due 07/16/2025	4,900	4,484
2.679% due 07/16/2030	5,000	4,095
3.103% due 01/16/2030	3,200	2,731
6.181% due 01/18/2033	7,000	7,229
Nordea Bank Abp 6.403% (US0003M + 0.940%) due 08/30/2023 ~	1,100	1,101
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059	3,000	2,121
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	1,346	1,343
4.500% due 04/01/2027	2,650	2,464
Owl Rock Capital Corp. 2.875% due 06/11/2028	200	163
Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,010
5.710% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,674
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	792
Pacific LifeCorp 3.350% due 09/15/2050	1,000	695
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	191	189
Physicians Realty LP 3.950% due 01/15/2028	1,800	1,645
Pricoa Global Funding 0.800% due 09/01/2025	1,530	1,377
Principal Life Global Funding 1.250% due 06/23/2025	1,000	913
Prologis LP 4.375% due 02/01/2029	800	769
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,358
1.737% due 09/21/2030	4,800	3,770
Rayonier LP 2.750% due 05/17/2031	4,873	3,925
Regency Centers LP 2.950% due 09/15/2029	1,800	1,546
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	158
Sabra Health Care LP
3.200% due 12/01/2031	2,950	2,204
3.900% due 10/15/2029	2,300	1,878
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,408
3.450% due 06/02/2025	6,500	6,133
5.807% due 09/09/2026 •	500	491
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	3,000	2,428
3.823% due 11/03/2028 •	500	451

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.796% due 11/15/2024 •	1,100	1,092
Santander U.K. PLC 2.875% due 06/18/2024	5,500	5,340
SBA Tower Trust 1.631% due 05/15/2051	15,600	13,475
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	4,852
4.125% due 07/15/2023	4,200	4,197
Societe Generale SA
1.792% due 06/09/2027 •	9,800	8,574
6.096% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,200	1,189
6.221% due 06/15/2033 •	4,500	4,193
6.691% due 01/10/2034 •	3,500	3,566
Spirit Realty LP
2.100% due 03/15/2028	5,100	4,280
3.200% due 02/15/2031	1,300	1,063
4.000% due 07/15/2029	1,700	1,498
Standard Chartered PLC
0.991% due 01/12/2025 •	6,500	6,304
2.678% due 06/29/2032 •	200	157
6.170% due 01/09/2027 •	15,600	15,593
6.296% due 07/06/2034 (a)	15,000	15,032
6.301% due 01/09/2029 •	10,000	10,063
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	2,500	2,192
Stifel Financial Corp. 4.000% due 05/15/2030	100	85
STORE Capital Corp. 2.750% due 11/18/2030	1,000	724
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	14,300	13,138
1.902% due 09/17/2028	9,700	8,158
6.439% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,841
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	4,600	4,558
Sun Communities Operating LP
2.700% due 07/15/2031	100	79
4.200% due 04/15/2032	1,900	1,662
SVB Financial Group 4.345% due 04/29/2028 ^(b)	2,300	1,614
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,484
4.375% due 09/15/2054	2,800	2,704
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •	1,040	755
Trust Fibra Uno 4.869% due 01/15/2030	4,500	3,980
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	8,342
UBS Group AG
2.095% due 02/11/2032 •	200	152
2.593% due 09/11/2025 •	13,300	12,683
2.746% due 02/11/2033 •	900	702
3.091% due 05/14/2032 •	11,600	9,388
3.750% due 03/26/2025	13,650	13,072
3.869% due 01/12/2029 •	2,200	1,991
4.375% due 02/10/2031 •(f)(g)	1,700	1,202
4.550% due 04/17/2026	600	577
4.875% due 02/12/2027 •(f)(g)	1,400	1,124
5.959% due 01/12/2034 •	15,800	15,727
6.442% due 08/11/2028 •	2,900	2,913
6.537% due 08/12/2033 •	550	564
UDR, Inc.
3.000% due 08/15/2031	790	669
3.100% due 11/01/2034	2,200	1,754
UniCredit SpA
5.459% due 06/30/2035 •	8,800	7,475
7.296% due 04/02/2034 •	6,509	6,137
7.830% due 12/04/2023	14,800	14,889
Unum Group 3.875% due 11/05/2025	4,760	4,505
Vonovia Finance BV 5.000% due 10/02/2023	6,055	6,024
WEA Finance LLC 3.750% due 09/17/2024	6,950	6,566
Wells Fargo & Co.
3.526% due 03/24/2028 •	4,300	4,018
5.389% due 04/24/2034	4,000	3,976
Wells Fargo Bank NA 6.600% due 01/15/2038	720	781
Weyerhaeuser Co. 4.000% due 04/15/2030	12,500	11,507
WP Carey, Inc.
4.000% due 02/01/2025	2,600	2,519

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.250% due 10/01/2026	2,900	2,787

		1,275,752

INDUSTRIALS 25.2%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,028
3.200% due 11/21/2029	3,480	3,149
4.050% due 11/21/2039	4,400	3,833
4.550% due 03/15/2035	1,100	1,048
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,400
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,694	3,276
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,106	4,911
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	6,573
Alibaba Group Holding Ltd.
2.125% due 02/09/2031	200	163
2.700% due 02/09/2041	700	468
3.150% due 02/09/2051	200	130
4.500% due 11/28/2034	6,750	6,237
Allegion PLC 3.500% due 10/01/2029	3,000	2,652
American Airlines Pass-Through Trust
2.875% due 01/11/2036	97	82
3.000% due 04/15/2030	4,530	4,022
3.150% due 08/15/2033	4,715	4,116
3.200% due 12/15/2029	1,516	1,360
3.350% due 04/15/2031	6,710	5,974
3.375% due 11/01/2028	721	647
3.575% due 07/15/2029	1,727	1,602
3.600% due 03/22/2029	3,802	3,540
3.700% due 04/01/2028	414	373
Amgen, Inc.
4.050% due 08/18/2029	400	380
5.250% due 03/02/2025	7,600	7,564
5.250% due 03/02/2030	6,400	6,418
5.600% due 03/02/2043	2,100	2,108
5.650% due 03/02/2053	6,500	6,587
AP Moller - Maersk AS 3.875% due 09/28/2025	1,430	1,380
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,709
AT&T, Inc. 5.400% due 02/15/2034	900	902
Bacardi Ltd.
4.450% due 05/15/2025	9,100	8,861
5.150% due 05/15/2038	200	188
BAE Systems PLC 3.400% due 04/15/2030	800	724
BAT International Finance PLC 1.668% due 03/25/2026	900	810
Baxter International, Inc.
1.322% due 11/29/2024	2,500	2,347
2.272% due 12/01/2028	700	600
Bayer U.S. Finance LLC
3.875% due 12/15/2023	1,900	1,882
4.250% due 12/15/2025	8,500	8,204
4.375% due 12/15/2028	2,300	2,183
Becton Dickinson & Co. 4.298% due 08/22/2032	1,200	1,139
Berry Global, Inc. 4.875% due 07/15/2026	14,400	13,855
Boardwalk Pipelines LP 3.600% due 09/01/2032	700	596
Boeing Co.
2.196% due 02/04/2026	23,400	21,487
2.800% due 03/01/2024	1,080	1,058
2.950% due 02/01/2030	300	261
5.705% due 05/01/2040	4,500	4,492
5.930% due 05/01/2060	10,000	9,912
British Airways Pass-Through Trust
2.900% due 09/15/2036	95	79
3.300% due 06/15/2034	86	75
3.350% due 12/15/2030	3,762	3,289
3.800% due 03/20/2033	1,429	1,303
4.125% due 03/20/2033	1,781	1,584
4.250% due 05/15/2034	259	237
Broadcom, Inc.
2.450% due 02/15/2031	37,220	30,287
2.600% due 02/15/2033	9,200	7,196
3.419% due 04/15/2033	7,343	6,144
3.469% due 04/15/2034	20,567	16,879
4.150% due 11/15/2030	7,422	6,832

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.300% due 11/15/2032	8,002	7,343
4.926% due 05/15/2037	13,049	11,817
Cameron LNG LLC 3.402% due 01/15/2038	100	83
CDW LLC 2.670% due 12/01/2026	2,500	2,248
Centene Corp.
2.625% due 08/01/2031	1,600	1,277
3.000% due 10/15/2030	2,100	1,752
CGI, Inc.
1.450% due 09/14/2026	9,500	8,396
2.300% due 09/14/2031	100	78
Charter Communications Operating LLC
2.800% due 04/01/2031	2,850	2,294
3.500% due 06/01/2041	8,500	5,756
3.850% due 04/01/2061	500	303
3.900% due 06/01/2052	8,600	5,635
5.125% due 07/01/2049	2,000	1,575
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	700	634
5.875% due 03/31/2025	1,400	1,394
Constellation Brands, Inc.
2.250% due 08/01/2031	100	82
4.750% due 11/15/2024	900	888
Continental Resources, Inc. 5.750% due 01/15/2031	1,000	951
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,478
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,464
3.150% due 08/15/2024	552	534
3.500% due 08/15/2027	300	279
5.450% due 09/15/2028	5,200	5,198
Crown Castle Towers LLC 4.241% due 07/15/2048	900	837
CVS Health Corp. 5.250% due 01/30/2031	1,900	1,895
CVS Pass-Through Trust 7.507% due 01/10/2032	1,255	1,309
DAE Funding LLC
2.625% due 03/20/2025	4,200	3,954
3.375% due 03/20/2028	400	360
Daimler Truck Finance North America LLC
1.625% due 12/13/2024	2,000	1,884
5.691% (SOFRRATE + 0.600%) due 12/14/2023 ~	7,000	7,004
DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,204
5.375% due 07/15/2025	15,150	15,012
5.600% due 04/01/2044	1,070	1,016
Dell International LLC
3.450% due 12/15/2051	124	83
6.100% due 07/15/2027	855	881
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	10,901
3.750% due 10/28/2029	6,500	5,851
7.375% due 01/15/2026	1,104	1,152
Devon Energy Corp. 5.250% due 09/15/2024	6,300	6,252
Diageo Capital PLC 3.500% due 09/18/2023	3,750	3,733
Ecopetrol SA 4.625% due 11/02/2031	100	77
Energy Transfer LP
4.900% due 03/15/2035	50	46
5.750% due 02/15/2033	1,800	1,814
5.950% due 12/01/2025	1,100	1,104
7.600% due 02/01/2024	7,900	7,947
Eni SpA 4.000% due 09/12/2023	1,500	1,494
EnLink Midstream LLC 6.500% due 09/01/2030	1,100	1,100
EQM Midstream Partners LP 4.000% due 08/01/2024	898	879
Expedia Group, Inc.
2.950% due 03/15/2031	2,116	1,785
3.250% due 02/15/2030	3,000	2,613
6.250% due 05/01/2025	12,213	12,259
Experian Finance PLC 2.750% due 03/08/2030	500	427
FactSet Research Systems, Inc.
2.900% due 03/01/2027	2,500	2,296
3.450% due 03/01/2032	500	426
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	956
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	7,725

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	8,500	7,337
2.375% due 02/16/2031	200	152
Georgia-Pacific LLC 3.600% due 03/01/2025	600	579
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038	1,900	1,943
Haleon U.S. Capital LLC 3.375% due 03/24/2027	3,250	3,043
HCA, Inc.
3.500% due 09/01/2030	5,000	4,385
5.500% due 06/01/2033	6,800	6,792
5.500% due 06/15/2047	100	94
HF Sinclair Corp. 5.875% due 04/01/2026	4,500	4,522
Humana, Inc.
5.500% due 03/15/2053	6,710	6,689
5.875% due 03/01/2033	7,032	7,311
Hyatt Hotels Corp.
1.800% due 10/01/2024	9,900	9,427
5.750% due 04/23/2030	7,100	7,110
Hyundai Capital America
0.875% due 06/14/2024	500	477
1.500% due 06/15/2026	2,000	1,772
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,018
3.500% due 07/26/2026	1,700	1,584
4.250% due 07/21/2025	4,174	4,005
Infor, Inc. 1.750% due 07/15/2025	3,800	3,471
Jabil, Inc. 5.450% due 02/01/2029	700	695
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,188	1,865
Kaiser Foundation Hospitals 2.810% due 06/01/2041	100	74
Kenvue, Inc. 5.500% due 03/22/2025	2,400	2,407
Kinder Morgan, Inc. 8.050% due 10/15/2030	7,150	7,976
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	846
3.200% due 08/08/2024	19,150	18,560
Level 3 Financing, Inc. 3.400% due 03/01/2027	5,575	4,736
Lockheed Martin Corp.
5.200% due 02/15/2055	3,490	3,605
5.700% due 11/15/2054	4,200	4,667
Marriott International, Inc.
4.150% due 12/01/2023	12,000	11,941
4.625% due 06/15/2030	3,900	3,737
Mattel, Inc. 3.375% due 04/01/2026	1,000	921
MDC Holdings, Inc. 3.966% due 08/06/2061	200	120
Meta Platforms, Inc. 5.600% due 05/15/2053	1,900	1,953
Microchip Technology, Inc. 0.983% due 09/01/2024	300	283
Mileage Plus Holdings LLC 6.500% due 06/20/2027	5,280	5,298
MMK International Capital DAC 4.375% due 06/13/2024 ^«(b)	1,400	84
Moody's Corp.
3.250% due 05/20/2050	600	431
4.875% due 02/15/2024	315	313
National Fuel Gas Co. 2.950% due 03/01/2031	1,600	1,281
Netflix, Inc.
4.375% due 11/15/2026	3,700	3,617
4.875% due 04/15/2028	2,800	2,772
4.875% due 06/15/2030	3,000	2,955
5.375% due 11/15/2029	3,525	3,541
5.875% due 11/15/2028	700	725
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	100	100
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	6,690	6,643
4.345% due 09/17/2027	8,400	7,646
4.810% due 09/17/2030	15,438	13,553
Norfolk Southern Corp. 4.100% due 05/15/2121	100	71
Northern Natural Gas Co.
4.100% due 09/15/2042	580	446
4.300% due 01/15/2049	200	163

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Northern Star Resources Ltd. 6.125% due 04/11/2033	1,000	971
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	5,490
NVR, Inc. 3.000% due 05/15/2030	2,760	2,393
NXP BV 5.000% due 01/15/2033	700	673
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (d)(f)	408	1
ONEOK Partners LP 4.900% due 03/15/2025	800	787
Oracle Corp. 1.650% due 03/25/2026 (h)	6,800	6,174
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	900	818
Packaging Corp. of America 3.650% due 09/15/2024	400	392
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	4,550	4,376
Petroleos Mexicanos 10.000% due 02/07/2033	4,100	3,759
Pfizer Investment Enterprises Pte. Ltd. 5.340% due 05/19/2063	5,100	5,165
Prosus NV 3.680% due 01/21/2030	1,700	1,444
PulteGroup, Inc. 6.375% due 05/15/2033	100	104
Quanta Services, Inc. 2.900% due 10/01/2030	200	170
QVC, Inc. 5.450% due 08/15/2034	260	126
RELX Capital, Inc.
3.000% due 05/22/2030	100	89
4.750% due 05/20/2032	800	785
Renesas Electronics Corp. 1.543% due 11/26/2024	5,600	5,236
Royalty Pharma PLC 3.550% due 09/02/2050	148	100
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	664
4.500% due 05/15/2030	15,700	14,940
5.625% due 03/01/2025	3,667	3,654
5.750% due 05/15/2024	4,770	4,763
5.875% due 06/30/2026	9,300	9,380
Sands China Ltd.
3.350% due 03/08/2029	4,500	3,754
5.625% due 08/08/2025	1,000	976
Santos Finance Ltd. 3.649% due 04/29/2031	5,700	4,737
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,145
Southern Co.
3.700% due 04/30/2030	7,800	7,160
4.250% due 07/01/2036	100	89
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,381
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	186
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,829	2,346
4.100% due 10/01/2029	117	106
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	481	475
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,500	3,325
Sutter Health 5.547% due 08/15/2053	2,400	2,481
Syngenta Finance NV 4.892% due 04/24/2025	4,469	4,377
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,006
2.400% due 03/15/2029	4,300	3,698
2.700% due 03/15/2032	7,900	6,531
3.875% due 04/15/2030	14,800	13,644
4.500% due 04/15/2050	700	601
4.800% due 07/15/2028	6,600	6,467
4.950% due 03/15/2028	7,300	7,188
5.050% due 07/15/2033	5,900	5,796
5.750% due 01/15/2054	2,600	2,687
Targa Resources Corp. 6.125% due 03/15/2033	6,700	6,850
TD SYNNEX Corp.
1.250% due 08/09/2024	16,000	15,140
1.750% due 08/09/2026	7,225	6,302
2.375% due 08/09/2028	100	82

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Tencent Holdings Ltd.
2.880% due 04/22/2031	1,700	1,447
3.595% due 01/19/2028	3,900	3,631
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,273
Textron, Inc. 3.375% due 03/01/2028	1,500	1,370
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	1,823
6.750% due 06/15/2039	1,200	1,154
Trimble, Inc. 6.100% due 03/15/2033	300	304
Tyson Foods, Inc. 3.900% due 09/28/2023	1,200	1,196
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	708	707
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,232	2,716
2.875% due 04/07/2030	638	564
2.900% due 11/01/2029	2,914	2,534
3.500% due 09/01/2031	609	551
4.000% due 10/11/2027	674	635
4.150% due 10/11/2025	3,319	3,263
4.150% due 02/25/2033	1,425	1,309
4.300% due 02/15/2027	694	668
5.800% due 07/15/2037	7,000	7,125
5.875% due 04/15/2029	9,918	9,845
United Parcel Service, Inc. 4.875% due 03/03/2033	700	708
Verizon Communications, Inc. 5.050% due 05/09/2033	2,200	2,177
VMware, Inc.
1.400% due 08/15/2026	3,700	3,269
4.700% due 05/15/2030	5,780	5,520
Warnermedia Holdings, Inc. 4.279% due 03/15/2032	7,450	6,611
Weir Group PLC 2.200% due 05/13/2026	20,300	18,194
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,492
4.950% due 09/15/2028	8,003	7,715
Weyerhaeuser Co. 4.750% due 05/15/2026	4,100	4,030
Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,252
3.700% due 09/15/2026	2,500	2,353
Yale University 1.482% due 04/15/2030	2,000	1,657
Yara International ASA
3.148% due 06/04/2030	810	680
3.800% due 06/06/2026	3,600	3,383
4.750% due 06/01/2028	2,700	2,567

		903,314

UTILITIES 9.9%
AEP Texas, Inc. 5.400% due 06/01/2033	1,800	1,792
AES Corp.
3.300% due 07/15/2025	2,000	1,890
3.950% due 07/15/2030	2,000	1,795
5.450% due 06/01/2028	12,681	12,463
American Electric Power Co., Inc. 5.625% due 03/01/2033	4,250	4,324
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,823
AT&T, Inc. 3.800% due 12/01/2057	407	295
Avangrid, Inc. 3.800% due 06/01/2029	800	730
Baltimore Gas & Electric Co. 2.400% due 08/15/2026	5,900	5,425
Black Hills Corp.
1.037% due 08/23/2024	600	567
2.500% due 06/15/2030	2,200	1,818
Boston Gas Co. 4.487% due 02/15/2042	1,400	1,171
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	300	300
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	300	284
Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	749
3.950% due 10/15/2023	500	497
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	5,314

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Edison International 6.950% due 11/15/2029	2,500	2,632
EDP Finance BV 6.300% due 10/11/2027	3,700	3,800
Electricite de France SA
6.950% due 01/26/2039	1,400	1,471
9.125% due 03/15/2033 •(f)	2,400	2,467
Enel Finance America LLC 7.100% due 10/14/2027	1,200	1,262
Enel Finance International NV
1.375% due 07/12/2026	7,200	6,359
2.650% due 09/10/2024	1,960	1,887
4.750% due 05/25/2047	200	170
Entergy Corp.
1.900% due 06/15/2028	9,900	8,446
2.400% due 06/15/2031	3,500	2,837
3.750% due 06/15/2050	2,900	2,143
Entergy Mississippi LLC 5.000% due 09/01/2033	900	884
Exelon Corp. 3.400% due 04/15/2026	700	665
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,128
FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,300	7,313
Florida Power & Light Co. 4.800% due 05/15/2033	3,000	2,980
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	6,500	4,062
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	489
4.250% due 05/01/2030	3,787	3,430
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,404
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	400	378
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	3,616	3,541
4.625% due 04/01/2029	1,200	1,099
Mississippi Power Co. 3.950% due 03/30/2028	100	94
Monongahela Power Co. 3.550% due 05/15/2027	3,195	2,998
National Fuel Gas Co. 5.500% due 10/01/2026	1,600	1,561
National Rural Utilities Cooperative Finance Corp.
1.000% due 06/15/2026	3,953	3,503
5.450% due 10/30/2025	5,313	5,317
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	139
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,228
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	9,633
4.278% due 12/15/2028	5,000	4,659
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,215
Oklahoma Gas & Electric Co. 5.400% due 01/15/2033	900	915
ONEOK, Inc.
2.750% due 09/01/2024	4,000	3,867
4.550% due 07/15/2028	900	854
6.000% due 06/15/2035	100	100
6.100% due 11/15/2032	4,500	4,580
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,163
2.950% due 03/01/2026	3,800	3,483
3.000% due 06/15/2028	9,500	8,197
3.150% due 01/01/2026	3,400	3,157
3.250% due 06/01/2031	3,500	2,849
3.300% due 12/01/2027	1,500	1,316
3.400% due 08/15/2024	3,800	3,678
3.450% due 07/01/2025	9,765	9,225
3.500% due 06/15/2025	20,300	19,228
3.750% due 02/15/2024	12,900	12,689
3.750% due 07/01/2028	3,015	2,704
3.850% due 11/15/2023	7,347	7,284
4.200% due 03/01/2029	10,000	8,996
4.250% due 08/01/2023	16,703	16,686
4.500% due 12/15/2041	4,969	3,667
4.550% due 07/01/2030	503	455
4.650% due 08/01/2028	400	370
4.950% due 06/08/2025	3,400	3,297
5.450% due 06/15/2027	2,500	2,433
6.150% due 01/15/2033	4,600	4,502
6.400% due 06/15/2033	18,500	18,412

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.700% due 04/01/2053	1,000	983
6.750% due 01/15/2053	7,500	7,411
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	2,348
Rio Oil Finance Trust
9.250% due 07/06/2024	362	366
9.750% due 01/06/2027	708	732
San Diego Gas & Electric Co. 3.000% due 03/15/2032	3,000	2,574
Sempra Energy
4.125% due 04/01/2052 •	1,200	972
5.500% due 08/01/2033	4,500	4,474
6.000% due 10/15/2039	800	820
Southern California Edison Co.
0.700% due 08/01/2023	10,100	10,061
2.850% due 08/01/2029	2,000	1,749
3.900% due 12/01/2041	400	314
4.875% due 03/01/2049	4,277	3,849
5.850% due 11/01/2027	4,900	5,015
5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~	2,700	2,697
5.950% due 11/01/2032	3,200	3,352
6.650% due 04/01/2029	4,500	4,663
Southern California Gas Co.
3.950% due 02/15/2050	2,100	1,642
5.200% due 06/01/2033	6,200	6,121
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	250
System Energy Resources, Inc. 2.140% due 12/09/2025	3,300	2,996
Toledo Edison Co. 2.650% due 05/01/2028	2,833	2,507
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	400	385
Verizon Communications, Inc.
2.850% due 09/03/2041	150	107
2.987% due 10/30/2056	669	425
5.591% (SOFRRATE + 0.500%) due 03/22/2024 ~	500	500
Xcel Energy, Inc. 3.400% due 06/01/2030	1,100	981

		355,832

Total Corporate Bonds & Notes (Cost $2,747,777)		2,534,898

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,150

Total Convertible Bonds & Notes (Cost $1,247)		1,150

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	123
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	126
Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	646
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	341
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	380

		1,616

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,249	9,469

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	686

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	306

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, Series 2009 5.770% due 03/15/2039	300	314

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	8,420

Total Municipal Bonds & Notes (Cost $22,946)		20,811

U.S. GOVERNMENT AGENCIES 5.6%
Ginnie Mae 8.500% due 08/15/2030	6	6
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	3,054	2,821
4.000% due 08/01/2049	942	897
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2053	26,000	22,887
3.500% due 08/01/2053	25,100	22,899
4.000% due 07/01/2053 - 08/01/2053	100,750	94,619
4.500% due 08/01/2053	28,300	27,223
5.000% due 08/01/2053 - 09/01/2053	29,700	29,109

Total U.S. Government Agencies (Cost $201,372)		200,461

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
3.000% due 11/15/2044	13	11
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045	14,945	12,364
1.500% due 02/15/2053	8,471	8,233
U.S. Treasury Notes
0.125% due 08/31/2023 (k)(m)	90,000	89,263
3.375% due 05/15/2033	43,400	41,861
3.500% due 02/15/2033	12,000	11,690

Total U.S. Treasury Obligations (Cost $163,931)		163,422

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
245 Park Avenue Trust 3.508% due 06/05/2037	3,100	2,761
DC Office Trust 2.965% due 09/15/2045	10,500	8,317
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	279	260
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	5,415	5,001
Structured Asset Mortgage Investments Trust 5.846% due 03/19/2034 «•	230	206
VNDO Mortgage Trust 3.805% due 01/10/2035	200	184

Total Non-Agency Mortgage-Backed Securities (Cost $19,770)		16,729

ASSET-BACKED SECURITIES 0.4%
BPCRE Holder LLC 7.491% due 01/16/2037 •	3,000	2,985
First Help Financial LLC 6.570% due 06/15/2028	3,200	3,170
MF1 Ltd. 6.417% due 02/19/2037 •	3,000	2,934
RBSSP Resecuritization Trust 5.298% due 11/26/2036 •	226	222
Start Ltd. 4.089% due 03/15/2044	463	408
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	3,835

Total Asset-Backed Securities (Cost $13,895)		13,554

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,321
Russia Government International Bond
4.250% due 06/23/2027 ^(b)	1,000	435
4.750% due 05/27/2026 ^(b)	1,400	707
5.250% due 06/23/2047 ^(b)	200	89
5.250% due 06/23/2047 ^«(b)	1,800	108
5.625% due 04/04/2042 ^(b)	400	272
5.875% due 09/16/2043 ^(b)	200	126
Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,504
4.875% due 07/18/2033	1,600	1,600

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,290

Total Sovereign Issues (Cost $22,113)		18,452

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(c)	25,822	496

Total Common Stocks (Cost $516)		496

CONVERTIBLE PREFERRED SECURITIES 0.4%
FINANCIALS 0.4%
Wells Fargo & Co. 7.500%	13,190	15,195

Total Convertible Preferred Securities (Cost $10,405)		15,195

PREFERRED SECURITIES 3.0%
BANKING & FINANCE 0.1%
PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(f)	2,500,000	2,257
6.250% due 03/15/2030 •(f)	1,000,000	903

		3,160

FINANCIALS 2.8%
AGFC Capital Trust 7.010% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,661
American Express Co. 3.550% due 09/15/2026 •(f)	2,000,000	1,661
Bank of America Corp.
5.125% due 06/20/2024 •(f)	3,200,000	3,107
5.875% due 03/15/2028 •(f)	14,085,000	12,882
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)	4,900,000	3,673
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	10,100,000	7,418
5.000% due 12/01/2027 •(f)	700,000	534
Citigroup, Inc. 3.875% due 02/18/2026 •(f)	12,500,000	10,489
CoBank ACB
4.250% due 01/01/2027 •(f)	4,200,000	3,337
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	2,861
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(f)	2,000,000	1,480
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(f)	4,850,000	6,010
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	2,700,000	2,391
4.000% due 04/01/2025 •(f)	11,800,000	10,725
4.200% due 09/01/2026 (f)	250,000	4,823
4.600% due 02/01/2025 •(f)	1,792,000	1,675
4.625% due 06/01/2026 (f)	110,000	2,253
5.000% due 08/01/2024 •(f)	6,200,000	6,039
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	2,900,000	2,145
State Street Corp. 5.625% due 12/15/2023 •(f)	1,000,000	937
SVB Financial Group 4.100% due 02/15/2031 ^(b)(f)	5,700,000	408
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,600,000	3,109
USB Capital 6.280% due 07/31/2023 •(f)	14,250,000	10,931

		100,549

INDUSTRIALS 0.1%
General Electric Co. 8.882% (US0003M + 3.330%) due 09/15/2023 ~(f)	2,000,000	2,006

UTILITIES 0.0%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	1,600,000	1,554

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Preferred Securities (Cost $130,501)		107,269

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.1%
COMMERCIAL PAPER 0.9%
AT&T, Inc. 5.700% due 03/19/2024	$10,000	9,573
Electricite de France SA 5.510% due 08/03/2023	5,700	5,670
Enbridge (US), Inc. 5.470% due 07/20/2023	500	499
Enel Finance America LLC 5.450% due 07/26/2023	400	398
Mondelez International, Inc.
5.400% due 07/19/2023	2,100	2,094
5.430% due 07/13/2023	4,800	4,791
Northrop Grumman Corp. 5.600% due 08/22/2023	2,600	2,579
Quanta Services, Inc. 5.900% due 07/07/2023	800	799
Raytheon Technologies Corp. 5.450% due 07/12/2023	5,000	4,991
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)	1,150	1,149
6.000% due 07/05/2023	1,400	1,399

		33,942

REPURCHASE AGREEMENTS (i) 8.0%		286,012

SHORT-TERM NOTES 0.2%
HF Sinclair Corp. 2.625% due 10/01/2023	7,200	7,141

Total Short-Term Instruments (Cost $327,163)		327,095

Total Investments in Securities (Cost $3,669,942)		3,427,239

	SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio III	40,727,588	395,994

Total Short-Term Instruments (Cost $395,933)		395,994

Total Investments in Affiliates (Cost $395,933)		395,994

Total Investments 106.8% (Cost $4,065,875)		$3,823,233
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $6,734)		192
Other Assets and Liabilities, net (6.8)%		(244,331)

Net Assets 100.0%		$3,579,094

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	10/19/2022	$3,887	$4,177	0.12%
Citigroup, Inc.	6.270	11/17/2033	11/09/2022	4,600	4,885	0.14
Oracle Corp.	1.650	03/25/2026	03/22/2021	6,798	6,174	0.17

$15,285	$15,236	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$129,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2027	$(131,463)	$129,000	$129,000
5.110	06/30/2023	07/03/2023	20,900	U.S. Treasury Notes 2.375% due 03/31/2029	(21,315)	20,900	20,909
5.120	06/30/2023	07/03/2023	130,300	U.S. Treasury Notes 0.500% due 10/31/2027	(132,959)	130,300	130,356
FICC	2.400	06/30/2023	07/03/2023	5,712	U.S. Treasury Notes 4.625% due 06/30/2025	(5,826)	5,712	5,712
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Notes 1.750% due 07/31/2024	(102)	100	100

Total Repurchase Agreements	$(291,665)	$286,012	$286,077

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(2,550) at a weighted average interest rate of 0.908%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	22	$22	$(5)	$(4)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	83	83	(36)	(31)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	22	22	(4)	(5)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	83	83	(29)	(4)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	24	24	(9)	(4)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	24	24	(12)	(5)

Total Written Options	$(95)	$(53)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	127	$30,048	$(204)		$11	$0
U.S. Treasury 10-Year Note September Futures				09/2023	124	13,921	(180)		18	0
U.S. Treasury Long-Term Bond September Futures				09/2023	19	2,411	1		14	0
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	492	58,271	(645)		146	0

Total Futures Contracts							$(1,028)		$189	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	1.001%	$5,000	$204	$(205)	$(1)	$0	$(9)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.203	2,500	0	(29)	(29)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.825	7,500	161	(264)	(103)	0	(13)

						$365	$(498)	$(133)	$0	$(22)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.903%	$5,000	$1,022	$(450)	$572	$1	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.731	2,500	(15)	43	28	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.553	5,800	24	3	27	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.618	16,200	206	(112)	94	5	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.649	1,770	(45)	57	12	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	8,500	164	(101)	63	10	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	10,800	(53)	75	22	28	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378	2,500	(14)	22	8	0	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.529	9,900	(174)	244	70	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680	800	(6)	13	7	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	17,300	(84)	232	148	8	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.951	2,800	378	(320)	58	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	61,400	473	268	741	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	7,800	92	(2)	90	0	(2)
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	3,710	701	(262)	439	3	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	4,415	531	98	629	10	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.758	4,200	867	(291)	576	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.633	17,700	302	(203)	99	0	(1)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.502	2,600	59	(22)	37	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.740	2,400	54	(36)	18	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796	5,200	121	(85)	36	6	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.903	200	(2)	3	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	13,100	(42)	73	31	32	0

						$4,559	$(753)	$3,806	$115	$(7)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027	$11,300	$65	$104	$169	$14	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028	287,500	2,898	1,507	4,405	387	0

						$2,963	$1,611	$4,574	$401	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	08/04/2023	$297,200	$0	$4,189	$4,189	$135	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	297,200	(273)	(6,273)	(6,546)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	6,400	(14)	(53)	(67)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,000	(17)	(125)	(142)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	2,500	(11)	(37)	(48)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	4,400	(19)	(75)	(94)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	3,400	(15)	(48)	(63)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	3,400	(13)	(44)	(57)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	3,700	(13)	(88)	(101)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	6,800	(24)	(75)	(99)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	9,200	(42)	(164)	(206)	24	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023	297,200	0	(4,165)	(4,165)	0	(133)

						$(441)	$(6,958)	$(7,399)	$225	$(216)

Total Swap Agreements						$7,446	$(6,598)	$848	$741	$(245)

(k)	Securities with an aggregate market value of $9,327 and cash of $67.674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR		Receive	3.380%	07/31/2023	3,900	$(15)	$(19)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR		Pay	3.780	07/31/2023	3,900	(15)	(12)
	Call - OTC 30-Year Interest Rate Swap		3-Month USD-LIBOR		Receive	3.070	07/10/2023	2,600	(17)	(7)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	2,600	(17)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	1,500	(11)	(7)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	1,500	(11)	(4)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	1,800	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	1,800	(6)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,300	(9)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,300	(9)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,800	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,800	(4)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,500	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,500	(5)	(7)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,400	(10)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,400	(10)	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,800	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,800	(4)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,500	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,500	(5)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	1,800	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	1,800	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	4,200	(14)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	4,200	(14)	(17)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	1,800	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	1,800	(6)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	1,800	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	1,800	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,800	(6)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,800	(6)	(7)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,200	(7)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,200	(7)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	2,000	(7)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	2,000	(7)	(10)

Total Written Options	$(278)	$(158)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.085%	$2,000	$(42)	$60	$18	$0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	2,000	(32)	57	25	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.085	1,900	(41)	58	17	0
Italy Government International Bond	1.000	Quarterly	12/20/2024	0.130	6,500	38	45	83	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.455	1,400	30	(12)	18	0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.378	1,800	(18)	35	17	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.335	600	(23)	20	0	(3)
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	400	(3)	7	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.335	2,000	(80)	71	0	(9)
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	300	(4)	6	2	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	600	(12)	15	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	200	(1)	4	3	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	2.343	11,400	(145)	(324)	0	(469)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.446	1,400	0	(11)	0	(11)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	300	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	500	1	5	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	1,200	(4)	15	11	0

Total Swap Agreements							$(339)	$57	$210	$(492)

(m)

Securities with an aggregate market value of $867 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments				$0		$1,568	$6,139		$7,707
Corporate Bonds & Notes
Banking & Finance				0		1,275,514	238		1,275,752
Industrials				0		903,230	84		903,314
Utilities				0		355,832	0		355,832
Convertible Bonds & Notes
Industrials				0		1,150	0		1,150
Municipal Bonds & Notes
California				0		1,616	0		1,616
Georgia				0		9,469	0		9,469
Illinois				0		686	0		686
Massachusetts				0		306	0		306
New York				0		314	0		314
Ohio				0		8,420	0		8,420
U.S. Government Agencies				0		200,461	0		200,461
U.S. Treasury Obligations				0		163,422	0		163,422
Non-Agency Mortgage-Backed Securities				0		16,523	206		16,729
Asset-Backed Securities				0		13,554	0		13,554
Sovereign Issues				0		18,344	108		18,452
Common Stocks
Industrials				0		0	496		496
Convertible Preferred Securities
Financials				15,195		0	0		15,195
Preferred Securities
Banking & Finance				0		3,160	0		3,160
Financials				7,076		93,473	0		100,549
Industrials				0		2,006	0		2,006
Utilities				0		1,554	0		1,554
Short-Term Instruments
Commercial Paper				0		33,942	0		33,942
Repurchase Agreements				0		286,012	0		286,012
Short-Term Notes				0		7,141	0		7,141

				$22,271		$3,397,697	$7,271		$3,427,239
Investments in Affiliates, at Value

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$395,994	$0	$0	$395,994

Total Investments	$418,265	$3,397,697	$7,271	$3,823,233

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	930	0	930
Over the counter	0	210	0	210

	$0	$1,140	$0	$1,140
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(298)	0	(298)
Over the counter	0	(650)	0	(650)

	$0	$(948)	$0	$(948)

Total Financial Derivative Instruments	$0	$192	$0	$192

Totals	$418,265	$3,397,889	$7,271	$3,823,425

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		$3,723	$3,723
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		39,906	36,314
Charter Communications Operating LLC 6.795% - 6.834% due 02/01/2027		56,029	55,760
Delos Finance SARL 7.288% (LIBOR03M + 1.750%) due 10/06/2023 ~		17,711	17,722
Qatar National Bank QPSC 5.966% due 10/10/2023 «		22,400	22,400
Setanta Aircraft Leasing Dac 7.538% (LIBOR03M + 2.000%) due 11/05/2028 ~		25,000	25,034
SkyMiles IP Ltd. 8.798% due 10/20/2027		19,620	20,405
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		9,302	8,175

Total Loan Participations and Assignments (Cost $193,696)			189,533

CORPORATE BONDS & NOTES 76.9%
BANKING & FINANCE 24.2%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		103,000	105,721
AerCap Ireland Capital DAC
3.000% due 10/29/2028		22,300	19,299
3.300% due 01/30/2032		16,800	13,752
3.850% due 10/29/2041		6,200	4,715
3.875% due 01/23/2028		150	138
4.625% due 10/15/2027		16,500	15,649
Agree LP 4.800% due 10/01/2032		5,300	4,929
AIA Group Ltd.
3.200% due 09/16/2040		3,900	2,994
3.900% due 04/06/2028		2,200	2,105
Aircastle Ltd. 2.850% due 01/26/2028		12,500	10,644
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		13,500	10,210
3.000% due 05/18/2051		9,500	5,854
3.450% due 04/30/2025		700	670
3.550% due 03/15/2052		18,300	12,511
4.000% due 02/01/2050		13,100	9,792
4.850% due 04/15/2049		900	757
Alleghany Corp. 4.900% due 09/15/2044		5,400	5,036
Ally Financial, Inc.
2.200% due 11/02/2028		800	639
6.700% due 02/14/2033		6,200	5,491
6.992% due 06/13/2029 •		11,000	10,873
8.000% due 11/01/2031		18,415	19,120
American Assets Trust LP 3.375% due 02/01/2031		30,500	23,890
American Financial Group, Inc. 4.500% due 06/15/2047		40,300	32,983
American Homes 4 Rent LP
2.375% due 07/15/2031		700	557
3.375% due 07/15/2051		10,700	7,027
3.625% due 04/15/2032		22,300	19,293
4.250% due 02/15/2028		7,483	7,051
4.300% due 04/15/2052		10,700	8,365
4.900% due 02/15/2029		11,300	10,866
American International Group, Inc. 4.375% due 06/30/2050		6,200	5,245
American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	3,685
2.100% due 06/15/2030		$17,100	13,833
2.950% due 01/15/2025		7,500	7,177
2.950% due 01/15/2051		40,000	25,274
3.100% due 06/15/2050		14,059	9,192
3.125% due 01/15/2027		16,200	14,943
3.375% due 10/15/2026		4,487	4,191

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.600% due 01/15/2028		2,250	2,074
3.700% due 10/15/2049		7,300	5,246
3.800% due 08/15/2029		61,500	56,180
3.950% due 03/15/2029		25,300	23,349
4.050% due 03/15/2032		1,300	1,186
4.400% due 02/15/2026		3,100	3,006
5.250% due 07/15/2028		4,200	4,155
5.550% due 07/15/2033		15,100	15,218
5.650% due 03/15/2033		11,900	12,078
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	8,945
3.833% due 03/11/2051		10,315	6,374
Antares Holdings LP
2.750% due 01/15/2027		7,700	6,333
3.750% due 07/15/2027		18,400	15,412
3.950% due 07/15/2026		4,100	3,602
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,655
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	16,905
Ares Capital Corp. 3.200% due 11/15/2031		2,900	2,226
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,394
3.650% due 02/01/2052		5,100	3,292
4.125% due 06/30/2051 •		12,400	9,068
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,542
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,600	6,431
3.600% due 09/15/2051		10,300	7,075
Athene Global Funding 2.500% due 01/14/2025		3,300	3,085
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,680
5.500% due 12/15/2024		7,600	7,443
6.250% due 04/15/2028		6,600	6,591
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	34,910
2.875% due 02/15/2025		5,700	5,304
5.500% due 01/15/2026		15,000	14,542
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,639
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,832
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$5,100	4,820
Banco Santander SA
2.746% due 05/28/2025		6,600	6,200
3.306% due 06/27/2029		3,600	3,210
3.490% due 05/28/2030		5,400	4,713
4.379% due 04/12/2028		18,400	17,368
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		7,500	7,432
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	9,885
2.687% due 04/22/2032 •		10,000	8,292
2.972% due 07/21/2052 •		1,700	1,157
3.194% due 07/23/2030 •		30,600	26,996
3.311% due 04/22/2042 •		8,700	6,636
3.419% due 12/20/2028 •		85,251	78,252
3.593% due 07/21/2028 •		13,900	12,932
3.974% due 02/07/2030 •		14,862	13,772
4.083% due 03/20/2051 •		2,200	1,826
4.271% due 07/23/2029 •		3,000	2,849
4.571% due 04/27/2033 •		88,000	82,783
5.015% due 07/22/2033 •		5,200	5,090
5.288% due 04/25/2034		5,000	4,956
7.750% due 05/14/2038		8,700	10,337
8.050% due 06/15/2027		3,180	3,438
Bank of America NA 6.000% due 10/15/2036		9,200	9,839
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		6,600	6,247
Barclays PLC
3.330% due 11/24/2042 •(k)		6,000	4,219
4.375% due 01/12/2026		5,000	4,806
4.972% due 05/16/2029 •		39,897	37,740
5.088% due 06/20/2030 •		2,075	1,889
5.746% due 08/09/2033 •		2,400	2,322
6.224% due 05/09/2034 •		11,145	11,108
7.437% due 11/02/2033 •		8,500	9,201
7.750% due 09/15/2023 •(g)(h)		10,700	10,512
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	6,961
3.850% due 03/15/2052		13,476	11,152

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.200% due 08/15/2048		14,700	13,253
4.250% due 01/15/2049		4,000	3,649
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		745	720
BGC Partners, Inc.
4.375% due 12/15/2025		6,100	5,635
5.375% due 07/24/2023		20,500	20,487
8.000% due 05/25/2028		5,600	5,416
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		7,200	5,370
2.800% due 09/30/2050		10,500	6,027
3.200% due 01/30/2052		43,000	27,490
3.500% due 09/10/2049		5,500	3,656
4.000% due 10/02/2047		8,400	6,226
Blackstone Private Credit Fund 4.700% due 03/24/2025		7,100	6,842
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	7,262
Block Financial LLC 2.500% due 07/15/2028		6,700	5,712
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	21,942
4.125% due 10/07/2051		10,500	6,593
4.375% due 02/15/2032		11,000	8,899
BNP Paribas SA
2.871% due 04/19/2032 •		6,200	5,083
3.052% due 01/13/2031 •		10,700	9,145
3.132% due 01/20/2033 •		39,900	32,772
5.125% due 01/13/2029 •		10,100	9,891
5.198% due 01/10/2030 •		3,400	3,289
6.625% due 03/25/2024 •(g)(h)		11,000	10,605
7.750% due 08/16/2029 •(g)(h)		15,000	14,556
Brighthouse Financial, Inc.
3.850% due 12/22/2051		13,100	8,305
4.700% due 06/22/2047		5,355	4,105
Brookfield Capital Finance LLC 6.087% due 06/14/2033		10,000	10,160
Brookfield Finance LLC 3.450% due 04/15/2050		19,000	12,600
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	9,889
3.625% due 02/15/2052		33,900	23,071
4.700% due 09/20/2047		34,350	28,777
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	9,732
4.950% due 03/17/2052		14,800	12,691
Cantor Fitzgerald LP 4.500% due 04/14/2027		14,500	13,556
Capital One Financial Corp.
5.268% due 05/10/2033 •		14,800	13,863
6.377% due 06/08/2034 •		10,000	9,934
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,087
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,165
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	10,771
CBRE Services, Inc. 5.950% due 08/15/2034		10,000	9,883
Chubb INA Holdings, Inc.
2.850% due 12/15/2051		8,500	5,932
3.050% due 12/15/2061		17,548	11,830
CI Financial Corp.
3.200% due 12/17/2030		2,500	1,877
4.100% due 06/15/2051		38,200	23,275
Cibanco SA Ibm 4.962% due 07/18/2029		7,200	6,769
Citigroup, Inc.
2.561% due 05/01/2032 •(i)		6,945	5,674
3.057% due 01/25/2033 •(i)		7,500	6,265
3.200% due 10/21/2026		14,852	13,912
3.668% due 07/24/2028 •		17,500	16,373
3.785% due 03/17/2033 •(i)		14,425	12,752
4.075% due 04/23/2029 •		48,000	45,230
8.125% due 07/15/2039		10,566	13,529
CME Group, Inc.
2.650% due 03/15/2032		8,900	7,569
4.150% due 06/15/2048		2,875	2,603
Commonwealth Bank of Australia 3.784% due 03/14/2032 (h)		13,700	11,492
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		42,900	37,306
4.625% due 12/29/2025 •(g)(h)	EUR	9,200	9,143
Corporate Office Properties LP
2.250% due 03/15/2026		$3,600	3,192
2.900% due 12/01/2033		4,000	2,777

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse AG
6.500% due 08/08/2023 (h)		47,877	47,703
7.500% due 02/15/2028		34,800	37,000
Crown Castle, Inc.
2.100% due 04/01/2031		500	400
2.250% due 01/15/2031		3,753	3,062
3.100% due 11/15/2029		7,500	6,541
3.250% due 01/15/2051		36,100	24,648
3.800% due 02/15/2028		14,700	13,716
4.000% due 11/15/2049		39,410	30,358
4.300% due 02/15/2029		4,400	4,142
4.450% due 02/15/2026		16,495	16,062
4.750% due 05/15/2047		16,840	14,506
5.200% due 02/15/2049		18,710	17,383
CubeSmart LP 2.500% due 02/15/2032		3,900	3,090
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	11,896
Danske Bank AS 5.375% due 01/12/2024		1,500	1,491
Deutsche Bank AG
2.129% due 11/24/2026 •(i)		12,200	10,860
2.625% due 12/16/2024	GBP	12,200	14,421
3.547% due 09/18/2031 •		$27,250	22,647
3.729% due 01/14/2032 •(i)		36,000	27,245
3.742% due 01/07/2033 •		17,700	12,992
3.875% due 02/12/2024	GBP	3,900	4,845
3.961% due 11/26/2025 •		$14,600	13,928
Digital Realty Trust LP
3.700% due 08/15/2027		500	460
4.450% due 07/15/2028		10,900	10,215
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	28,584
EPR Properties
3.750% due 08/15/2029		11,360	9,249
4.500% due 04/01/2025		200	190
4.500% due 06/01/2027		9,325	8,376
4.750% due 12/15/2026		100	91
4.950% due 04/15/2028		13,000	11,628
Equinix, Inc.
3.000% due 07/15/2050		17,681	11,469
3.400% due 02/15/2052		11,300	7,916
3.900% due 04/15/2032		54,700	49,168
Equitable Holdings, Inc.
4.350% due 04/20/2028		12,407	11,623
5.000% due 04/20/2048		38,275	32,851
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	8,000	6,658
Essential Properties LP 2.950% due 07/15/2031		$5,000	3,753
Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,070
2.650% due 09/01/2050		11,800	6,821
3.625% due 05/01/2027		900	841
4.500% due 03/15/2048		3,900	3,182
Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		6,800	4,505
3.500% due 10/15/2050		1,500	1,067
Extra Space Storage LP
2.350% due 03/15/2032		10,000	7,827
3.900% due 04/01/2029		2,900	2,646
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	6,754
4.850% due 04/17/2028		18,100	17,427
5.625% due 08/16/2032		17,900	17,304
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	16,983
First American Financial Corp. 4.000% due 05/15/2030		3,300	2,896
FMR LLC
5.150% due 02/01/2043		1,550	1,405
6.450% due 11/15/2039		500	524
Ford Holdings LLC 9.300% due 03/01/2030		14,575	16,433
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		52,500	52,177
FORESEA Holding SA 7.500% due 06/15/2030 «		1,851	1,657
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,781
FS KKR Capital Corp. 3.125% due 10/12/2028		17,400	14,182
Global Atlantic Fin Co. 7.950% due 06/15/2033		25,000	25,145
Globe Life, Inc. 2.150% due 08/15/2030		700	552

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

GLP Capital LP
3.250% due 01/15/2032		2,300	1,859
4.000% due 01/15/2030		13,040	11,313
4.000% due 01/15/2031		3,100	2,683
5.300% due 01/15/2029		28,800	27,448
5.750% due 06/01/2028		1,166	1,142
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,282
3.102% due 02/24/2033 •		1,700	1,437
3.436% due 02/24/2043 •		12,350	9,408
3.691% due 06/05/2028 •		22,244	20,914
4.017% due 10/31/2038 •		100	85
4.411% due 04/23/2039 •		9,100	7,949
6.250% due 02/01/2041		12,925	13,904
6.750% due 10/01/2037		92,900	99,998
Golub Capital BDC, Inc. 2.050% due 02/15/2027		21,800	18,355
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		21,100	19,420
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	17,709
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	19,468
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,550
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	6,593
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,394
Hartford Financial Services Group, Inc. 7.446% due 02/12/2067 •		3,600	2,997
Healthpeak OP LLC 6.750% due 02/01/2041		3,500	3,727
High Street Funding Trust 4.682% due 02/15/2048		8,800	7,398
Highwoods Realty LP
2.600% due 02/01/2031		2,700	1,982
4.200% due 04/15/2029		2,198	1,854
Hill City Funding Trust 4.046% due 08/15/2041		15,000	10,270
HSBC Bank USA NA 7.000% due 01/15/2039		11,450	12,454
HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	3,674
2.804% due 05/24/2032 •		78,700	63,692
2.848% due 06/04/2031 •		6,800	5,646
3.803% due 03/11/2025 •		9,957	9,765
3.900% due 05/25/2026		4,500	4,291
3.973% due 05/22/2030 •		4,000	3,596
4.300% due 03/08/2026		21,131	20,434
4.583% due 06/19/2029 •		7,050	6,641
4.950% due 03/31/2030		3,000	2,957
5.402% due 08/11/2033 •		8,100	7,924
5.875% due 09/28/2026 •(g)(h)	GBP	17,200	19,102
6.100% due 01/14/2042		$10,850	11,502
6.500% due 03/23/2028 •(g)(h)		71,800	64,852
6.500% due 09/15/2037		18,115	18,103
6.800% due 06/01/2038		4,300	4,347
7.000% due 04/07/2038	GBP	1,900	2,340
7.625% due 05/17/2032		$11,547	12,293
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	4,817
3.950% due 11/01/2027		5,600	4,077
4.650% due 04/01/2029		7,637	5,396
5.950% due 02/15/2028		500	398
ING Groep NV
2.727% due 04/01/2032 •		1,500	1,239
5.750% due 11/16/2026 •(g)(h)		5,600	4,950
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,995
4.600% due 03/15/2033		28,200	27,384
4.950% due 06/15/2052		1,600	1,524
Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,000	6,957
6.625% due 06/20/2033		15,000	14,958
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	2,762
2.700% due 01/15/2034		7,800	5,916
4.150% due 04/15/2032		14,500	13,003
JAB Holdings BV
2.200% due 11/23/2030		4,700	3,700
3.750% due 05/28/2051		1,500	1,020
4.500% due 04/08/2052		56,750	43,896
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	22,263

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	10,247
2.739% due 10/15/2030 •		6,375	5,498
2.963% due 01/25/2033 •		31,000	26,125
3.328% due 04/22/2052 •		2,390	1,744
3.509% due 01/23/2029 •		16,200	14,989
3.702% due 05/06/2030 •		5,000	4,587
3.897% due 01/23/2049 •		4,720	3,821
4.005% due 04/23/2029 •		15,000	14,137
4.586% due 04/26/2033 •		23,000	21,935
5.350% due 06/01/2034		9,000	9,075
5.600% due 07/15/2041		13,220	13,767
Kilroy Realty LP
2.650% due 11/15/2033		15,200	10,318
3.050% due 02/15/2030		1,500	1,175
4.250% due 08/15/2029		12,400	10,573
4.750% due 12/15/2028		2,000	1,763
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	14,818
KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	21,448
3.625% due 02/25/2050		26,000	17,924
4.850% due 05/17/2032		19,000	17,922
La Mondiale SAM 2.125% due 06/23/2031	EUR	3,500	3,038
Lazard Group LLC 4.500% due 09/19/2028		$400	379
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	18,219
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,389
4.300% due 02/01/2061		14,500	9,163
Life Storage LP 3.875% due 12/15/2027		1,100	1,023
Lloyds Bank PLC 0.000% due 04/02/2032 þ		29,200	18,310
Lloyds Banking Group PLC
4.375% due 03/22/2028		300	285
4.550% due 08/16/2028		24,200	22,916
LSEGA Financing PLC 3.200% due 04/06/2041		2,700	2,016
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,063
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	4,148
4.350% due 01/30/2047		4,800	4,118
4.900% due 03/15/2049		8,100	7,631
5.450% due 03/15/2053		10,800	11,006
6.250% due 11/01/2052		4,900	5,517
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,607
4.900% due 04/01/2077		4,800	4,107
5.077% due 02/15/2069 •		27,500	25,110
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	6,877
MetLife, Inc.
5.000% due 07/15/2052		900	847
9.250% due 04/08/2068		51,066	59,272
10.750% due 08/01/2069		5,132	6,637
Mid-America Apartments LP
3.600% due 06/01/2027		300	284
4.300% due 10/15/2023		11,900	11,836
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	11,282
2.309% due 07/20/2032 •		3,000	2,390
3.751% due 07/18/2039		16,200	13,748
4.153% due 03/07/2039		7,700	6,883
4.286% due 07/26/2038		7,900	7,045
4.315% due 04/19/2033 •		25,000	23,227
5.133% due 07/20/2033 •		17,300	16,975
5.406% due 04/19/2034		1,500	1,489
5.441% due 02/22/2034 •		17,000	16,949
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	14,551
2.172% due 05/22/2032 •		7,400	5,778
2.201% due 07/10/2031 •		14,800	11,861
5.669% due 09/13/2033 •		4,300	4,335
5.754% due 05/27/2034 •		1,500	1,509
Morgan Stanley
0.000% due 04/02/2032 þ(i)		62,100	38,810
2.239% due 07/21/2032 •		28,500	22,663
2.943% due 01/21/2033 •		5,200	4,325
3.217% due 04/22/2042 •		15,200	11,545
3.591% due 07/22/2028 ~		400	369
3.875% due 01/27/2026		4,095	3,954
5.250% due 04/21/2034		5,925	5,853

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.297% due 04/20/2037 •		31,500	29,822
5.948% due 01/19/2038 •		6,500	6,419
6.375% due 07/24/2042		7,200	8,037
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		7,885	7,603
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		19,870	19,306
Nasdaq, Inc.
2.500% due 12/21/2040		6,000	4,028
3.950% due 03/07/2052		1,800	1,385
5.550% due 02/15/2034		5,000	5,022
5.950% due 08/15/2053		2,900	2,971
6.100% due 06/28/2063		4,200	4,299
National Health Investors, Inc. 3.000% due 02/01/2031		10,600	8,147
Nationwide Building Society
3.960% due 07/18/2030 •		26,756	23,769
4.302% due 03/08/2029 •		5,500	5,101
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	7,313
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,710
9.375% due 08/15/2039		32,300	41,670
NatWest Group PLC
4.269% due 03/22/2025 •		27,260	26,784
4.445% due 05/08/2030 •		1,900	1,748
4.600% due 06/28/2031 •(g)(h)		27,100	18,834
4.892% due 05/18/2029 •		32,700	31,141
5.076% due 01/27/2030 •		46,350	44,257
5.125% due 05/12/2027 •(g)(h)	GBP	1,500	1,575
6.016% due 03/02/2034 •		$4,000	4,024
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	5,851
4.875% due 04/15/2045		13,688	11,193
New York Life Insurance Co.
4.450% due 05/15/2069		16,700	13,939
6.750% due 11/15/2039		4,260	4,852
Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	30,412
5.100% due 10/16/2044 •		15,650	15,290
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		39,200	34,320
2.750% due 03/09/2028		11,000	9,049
3.875% due 09/21/2023		8,000	7,956
NNN REIT, Inc.
2.500% due 04/15/2030		500	416
3.500% due 04/15/2051		3,800	2,561
Nomura Holdings, Inc.
2.172% due 07/14/2028		15,900	13,428
2.608% due 07/14/2031		12,400	9,850
2.679% due 07/16/2030		11,200	9,173
2.999% due 01/22/2032		14,100	11,438
3.103% due 01/16/2030		4,700	4,011
5.842% due 01/18/2028		12,400	12,435
6.181% due 01/18/2033		45,000	46,474
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)		5,700	4,232
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		31,400	22,486
3.625% due 09/30/2059		62,990	44,531
3.850% due 09/30/2047		10,340	8,079
6.063% due 03/30/2040		1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042		400	359
Old Republic International Corp. 3.850% due 06/11/2051		37,900	27,102
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	397
3.625% due 10/01/2029		4,000	3,283
4.750% due 01/15/2028		7,900	7,222
5.250% due 01/15/2026		15,000	14,452
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050		5,400	3,932
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027		3,900	3,604
Pacific Life Insurance Co. 9.250% due 06/15/2039		63,816	84,258
Pacific LifeCorp 3.350% due 09/15/2050		5,700	3,962
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061		40,000	27,130
7.625% due 06/15/2040		32,535	35,349
Physicians Realty LP
3.950% due 01/15/2028		7,900	7,219
4.300% due 03/15/2027		2,975	2,803

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pine Street Trust
4.572% due 02/15/2029	23,500	21,564
5.568% due 02/15/2049	23,800	21,477
Pinnacol Assurance 8.625% due 06/25/2034 «(i)	24,000	26,029
Piper Sandler Cos. 5.200% due 10/15/2023	23,000	22,942
Popular, Inc. 7.250% due 03/13/2028	14,700	14,700
Progressive Corp.
3.700% due 01/26/2045	1,390	1,094
3.700% due 03/15/2052	4,500	3,528
4.125% due 04/15/2047	1,700	1,469
Prudential Financial, Inc.
3.700% due 03/13/2051	1,500	1,151
3.935% due 12/07/2049	173	138
Rayonier LP 2.750% due 05/17/2031	7,500	6,041
Realty Income Corp.
3.400% due 01/15/2028	1,265	1,168
3.950% due 08/15/2027	11,848	11,268
Regency Centers LP
2.950% due 09/15/2029	1,000	859
4.125% due 03/15/2028	1,100	1,029
4.400% due 02/01/2047	4,200	3,412
4.650% due 03/15/2049	1,500	1,260
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	9,329
Sabra Health Care LP
3.200% due 12/01/2031	15,350	11,469
3.900% due 10/15/2029	3,368	2,750
Sammons Financial Group, Inc. 3.350% due 04/16/2031	18,300	14,235
Santander Holdings USA, Inc.
4.400% due 07/13/2027	5,200	4,889
6.499% due 03/09/2029 •	2,000	1,980
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	13,889
3.823% due 11/03/2028 •	55,945	50,407
SBA Tower Trust 2.328% due 07/15/2052	10,300	8,831
Selective Insurance Group, Inc. 5.375% due 03/01/2049	8,800	8,128
SITE Centers Corp. 4.700% due 06/01/2027	1,800	1,648
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028	4,200	3,578
Societe Generale SA
3.337% due 01/21/2033 •	27,760	22,252
6.221% due 06/15/2033 •	11,700	10,902
6.691% due 01/10/2034 •	17,000	17,319
Spirit Realty LP
2.700% due 02/15/2032	11,400	8,736
3.200% due 02/15/2031	11,100	9,077
3.400% due 01/15/2030	9,025	7,676
4.000% due 07/15/2029	200	176
4.450% due 09/15/2026	2,350	2,216
Standard Chartered PLC
3.265% due 02/18/2036 •	15,500	12,211
3.603% due 01/12/2033 •	3,200	2,565
6.296% due 07/06/2034 (a)	25,000	25,053
6.301% due 01/09/2029 •	21,500	21,636
Stellantis Finance U.S., Inc. 6.375% due 09/12/2032	700	715
Stifel Financial Corp. 4.000% due 05/15/2030	5,600	4,786
STORE Capital Corp. 2.750% due 11/18/2030	1,900	1,376
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •	16,300	14,070
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030	37,100	30,227
2.750% due 01/15/2030	2,700	2,332
3.040% due 07/16/2029	11,300	9,883
5.710% due 01/13/2030	18,400	18,638
Sun Communities Operating LP
2.700% due 07/15/2031	6,800	5,381
5.700% due 01/15/2033	8,000	7,803
SVB Financial Group 4.570% due 04/29/2033 ^(b)	16,800	11,279
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(g)(h)	6,000	4,654
Synchrony Financial
2.875% due 10/28/2031	17,900	13,032
4.500% due 07/23/2025	600	566

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,792
4.270% due 05/15/2047		11,300	9,358
4.900% due 09/15/2044		18,400	16,684
6.850% due 12/16/2039		5,129	5,676
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	302	367
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$7,500	5,446
Toronto-Dominion Bank 8.125% due 10/31/2082 •(h)		25,000	25,459
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	9,856
Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,365
5.450% due 05/25/2053		10,000	10,475
Truist Financial Corp. 6.123% due 10/28/2033 •		15,000	15,231
Trust Fibra Uno
6.390% due 01/15/2050		23,500	18,616
6.950% due 01/30/2044		25,270	21,503
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	47,535
U.S. Bancorp 4.839% due 02/01/2034 •		700	654
UBS AG 5.125% due 05/15/2024 (h)		17,121	16,860
UBS Group AG
0.625% due 01/18/2033	EUR	800	606
2.593% due 09/11/2025 •		$4,500	4,291
2.746% due 02/11/2033 •		10,900	8,496
3.091% due 05/14/2032 •		57,529	46,561
3.179% due 02/11/2043 •		1,100	765
3.750% due 03/26/2025		26,250	25,138
3.869% due 01/12/2029 •		10,550	9,547
4.125% due 09/24/2025		400	382
4.125% due 04/15/2026		34,600	33,019
4.194% due 04/01/2031 •		2,250	2,004
4.282% due 01/09/2028		17,400	16,095
4.550% due 04/17/2026		13,000	12,503
4.875% due 02/12/2027 •(g)(h)		11,400	9,155
4.875% due 05/15/2045		7,275	6,305
4.988% due 08/05/2033 •		5,000	4,635
5.959% due 01/12/2034 •		39,500	39,317
6.442% due 08/11/2028 •		2,900	2,913
6.537% due 08/12/2033 •		19,750	20,244
UDR, Inc. 3.500% due 07/01/2027		3,323	3,105
UniCredit SpA
3.127% due 06/03/2032 •		4,800	3,790
7.830% due 12/04/2023		78,050	78,519
Unum Group 4.500% due 12/15/2049		500	384
Ventas Realty LP
4.125% due 01/15/2026		600	574
4.400% due 01/15/2029		1,900	1,776
4.875% due 04/15/2049		4,300	3,683
VICI Properties LP
5.125% due 05/15/2032		7,700	7,212
5.625% due 05/15/2052		24,400	21,762
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,189
Voya Financial, Inc. 4.700% due 01/23/2048 •		6,800	5,459
W R Berkley Corp. 4.000% due 05/12/2050		4,900	3,870
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	14,715
2.572% due 02/11/2031 •		21,200	17,962
2.879% due 10/30/2030 •		43,600	37,693
3.000% due 04/22/2026		8,100	7,621
3.196% due 06/17/2027 •		2,100	1,973
3.350% due 03/02/2033 •		4,800	4,110
3.584% due 05/22/2028 •		31,500	29,359
4.611% due 04/25/2053 •		64,700	56,796
7.950% due 11/15/2029		1,000	1,097
Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	5,983
5.950% due 08/26/2036		800	811
6.600% due 01/15/2038		22,877	24,826
Welltower, Inc.
4.950% due 09/01/2048		3,500	3,131
6.500% due 03/15/2041		29,850	30,774
Weyerhaeuser Co.
3.375% due 03/09/2033		3,800	3,272
4.000% due 04/15/2030		1,500	1,381

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.875% due 12/15/2033		14,477	15,773
6.950% due 10/01/2027		4,500	4,775
7.375% due 03/15/2032		39,647	44,274
Willis North America, Inc.
3.875% due 09/15/2049		13,550	9,892
5.350% due 05/15/2033		12,000	11,710
WP Carey, Inc. 4.000% due 02/01/2025		800	775

			6,369,066

INDUSTRIALS 37.3%
7-Eleven, Inc.
2.500% due 02/10/2041		4,470	2,995
2.800% due 02/10/2051		23,200	14,727
AbbVie, Inc.
4.250% due 11/21/2049		7,700	6,651
4.300% due 05/14/2036		23,400	21,506
4.400% due 11/06/2042		44,212	39,616
4.450% due 05/14/2046		33,650	29,663
4.500% due 05/14/2035		37,877	36,008
4.550% due 03/15/2035		565	538
4.700% due 05/14/2045		21,000	19,201
4.850% due 06/15/2044		51,900	48,412
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,349
Activision Blizzard, Inc. 2.500% due 09/15/2050		35,200	22,666
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,800	3,573
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	9,365
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	4,280
3.650% due 04/01/2050		2,700	2,103
4.250% due 09/15/2048		1,474	1,270
5.400% due 03/15/2053		11,300	11,636
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	4,077
Aetna, Inc.
4.750% due 03/15/2044		$50	44
6.750% due 12/15/2037		4,085	4,506
Air Canada Pass-Through Trust
4.125% due 11/15/2026		10,166	9,510
5.250% due 10/01/2030		5,486	5,325
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		15,920	15,314
Alcon Finance Corp. 3.000% due 09/23/2029		500	442
Alibaba Group Holding Ltd.
2.125% due 02/09/2031		13,400	10,919
2.700% due 02/09/2041		38,869	25,995
3.150% due 02/09/2051		1,150	745
3.250% due 02/09/2061		24,200	14,989
4.000% due 12/06/2037		21,700	18,207
4.200% due 12/06/2047		17,900	14,084
4.400% due 12/06/2057		7,600	5,964
4.500% due 11/28/2034		10,850	10,026
Altria Group, Inc.
3.875% due 09/16/2046		9,080	6,373
5.950% due 02/14/2049		22,500	21,384
6.200% due 02/14/2059		6,929	6,697
Amazon.com, Inc.
2.500% due 06/03/2050		3,000	1,998
2.700% due 06/03/2060		2,900	1,868
3.100% due 05/12/2051		19,015	14,205
3.250% due 05/12/2061		40,500	29,352
4.100% due 04/13/2062		11,000	9,482
4.250% due 08/22/2057		19,250	17,344
American Airlines Pass-Through Trust
2.875% due 01/11/2036		20,632	17,289
3.000% due 04/15/2030		488	433
3.150% due 08/15/2033		7,238	6,320
3.200% due 12/15/2029		5,628	5,050
3.350% due 04/15/2031		3,647	3,246
3.375% due 11/01/2028		6,245	5,607
3.500% due 08/15/2033		3,265	2,668
3.575% due 07/15/2029		6,078	5,639
3.600% due 03/22/2029		6,776	6,309
3.600% due 04/15/2031		2,812	2,377
3.650% due 02/15/2029		2,272	2,096
3.700% due 04/01/2028		6,040	5,439
4.000% due 01/15/2027		3,102	2,802
Amgen, Inc.
2.800% due 08/15/2041		3,700	2,617
3.375% due 02/21/2050		10,300	7,555

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.200% due 02/22/2052	6,900	5,717
4.400% due 05/01/2045	1,000	867
4.563% due 06/15/2048	11,574	10,265
4.663% due 06/15/2051	170,913	153,213
4.950% due 10/01/2041	4,650	4,327
5.250% due 03/02/2033	36,600	36,664
5.650% due 03/02/2053	11,369	11,522
5.750% due 03/02/2063	35,000	35,533
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	9,100	7,979
3.750% due 10/01/2030	5,600	4,811
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	97,900	95,290
4.900% due 02/01/2046	164,610	157,471
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	500	478
Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/2040	24,000	22,095
4.375% due 04/15/2038	11,300	10,475
4.439% due 10/06/2048	16,601	14,960
4.600% due 04/15/2048	5,286	4,912
4.950% due 01/15/2042	5,800	5,668
5.450% due 01/23/2039	12,150	12,582
5.800% due 01/23/2059	52,800	57,624
Apple, Inc.
2.650% due 05/11/2050	4,100	2,857
2.800% due 02/08/2061	7,100	4,803
2.850% due 08/05/2061	8,400	5,725
2.950% due 09/11/2049	21,100	15,709
3.750% due 09/12/2047	21,600	18,688
3.850% due 08/04/2046	58,395	51,447
4.100% due 08/08/2062	845	740
4.850% due 05/10/2053	50,000	51,279
Aptiv PLC
3.100% due 12/01/2051	16,452	10,358
3.250% due 03/01/2032	10,000	8,565
4.150% due 05/01/2052	2,900	2,210
5.400% due 03/15/2049	10,000	8,932
Arrow Electronics, Inc. 2.950% due 02/15/2032	600	496
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,302
AT&T, Inc. 5.400% due 02/15/2034	1,340	1,343
Bacardi Ltd.
4.700% due 05/15/2028	5,200	5,032
5.150% due 05/15/2038	22,540	21,209
5.300% due 05/15/2048	25,300	23,838
BAE Systems PLC
3.000% due 09/15/2050	11,700	8,040
3.400% due 04/15/2030	7,700	6,970
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	11,121
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	8,624
BAT Capital Corp.
4.390% due 08/15/2037	12,200	9,769
4.540% due 08/15/2047	23,333	17,195
4.758% due 09/06/2049	4,200	3,175
Baxter International, Inc. 3.132% due 12/01/2051	10,000	6,606
Bayer U.S. Finance LLC
4.200% due 07/15/2034	14,484	12,810
4.375% due 12/15/2028	9,800	9,301
4.400% due 07/15/2044	4,000	3,197
4.625% due 06/25/2038	900	784
4.875% due 06/25/2048	27,000	24,311
Becton Dickinson & Co. 3.794% due 05/20/2050	10,700	8,471
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	14,000	9,050
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032	24,000	21,094
Biogen, Inc. 3.250% due 02/15/2051	7,181	5,020
Boardwalk Pipelines LP 3.600% due 09/01/2032	20,280	17,258
Boeing Co.
3.250% due 02/01/2035	1,755	1,424
3.600% due 05/01/2034	8,470	7,214
3.625% due 02/01/2031	1,700	1,532
3.650% due 03/01/2047	1,945	1,397
3.750% due 02/01/2050	3,200	2,405
3.825% due 03/01/2059	4,515	3,229
3.950% due 08/01/2059	9,500	7,025
5.705% due 05/01/2040	53,900	53,807

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.805% due 05/01/2050	92,190	91,932
5.930% due 05/01/2060	103,600	102,687
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	8,382
Boston Scientific Corp.
6.500% due 11/15/2035	43,837	49,063
7.375% due 01/15/2040	42,000	50,529
BP Capital Markets America, Inc.
3.000% due 02/24/2050	700	489
3.060% due 06/17/2041	1,830	1,388
4.893% due 09/11/2033	75,000	74,262
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	10,700	8,688
4.250% due 10/26/2049	17,900	15,880
4.350% due 11/15/2047	6,584	5,959
British Airways Pass-Through Trust
3.300% due 06/15/2034	19,873	17,278
3.350% due 12/15/2030	1,679	1,468
4.250% due 05/15/2034	1,551	1,418
Broadcom, Inc.
2.600% due 02/15/2033	41,901	32,775
3.137% due 11/15/2035	57,112	43,829
3.187% due 11/15/2036	2,674	2,022
3.419% due 04/15/2033	24,710	20,675
3.469% due 04/15/2034	94,812	77,809
3.500% due 02/15/2041	26,100	19,542
4.150% due 11/15/2030	1,438	1,324
4.150% due 04/15/2032	44,100	39,966
4.300% due 11/15/2032	21,250	19,501
4.926% due 05/15/2037	6,079	5,505
Buckeye Partners LP 5.600% due 10/15/2044	2,300	1,660
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	24,568
4.450% due 01/15/2053	4,909	4,500
5.200% due 04/15/2054	48,583	49,604
Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,271
3.701% due 01/15/2039	900	744
Campbell Soup Co. 3.125% due 04/24/2050	10,200	7,024
Canadian Pacific Railway Co.
3.500% due 05/01/2050	2,300	1,764
4.300% due 05/15/2043	5,000	4,313
4.700% due 05/01/2048	17,700	16,128
4.950% due 08/15/2045	24,795	23,304
6.125% due 09/15/2115	51,558	53,391
Carrier Global Corp. 3.377% due 04/05/2040	2,000	1,537
CDW LLC 3.569% due 12/01/2031	11,800	9,974
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	3,692	3,337
Cellnex Finance Co. SA 3.875% due 07/07/2041	4,600	3,375
Celulosa Arauco y Constitucion SA 5.500% due 11/02/2047	9,000	7,540
Cenovus Energy, Inc. 6.750% due 11/15/2039	7,512	7,885
Centene Corp.
2.450% due 07/15/2028	25,800	22,078
4.625% due 12/15/2029	3,300	3,040
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	1,641
5.400% due 03/01/2033	10,000	10,188
CF Industries, Inc. 5.150% due 03/15/2034	21,425	20,514
Charter Communications Operating LLC
3.500% due 06/01/2041	24,107	16,326
3.500% due 03/01/2042	12,900	8,640
3.700% due 04/01/2051	6,700	4,239
3.750% due 02/15/2028	1,800	1,651
3.850% due 04/01/2061	94,400	57,176
3.900% due 06/01/2052	34,975	22,918
3.950% due 06/30/2062	15,000	9,242
4.200% due 03/15/2028	1,900	1,782
4.400% due 12/01/2061	72,238	48,824
4.800% due 03/01/2050	46,200	34,896
5.125% due 07/01/2049	49,500	38,983
5.250% due 04/01/2053	52,225	42,211
5.375% due 04/01/2038	10,000	8,526
5.375% due 05/01/2047	48,000	39,721
5.500% due 04/01/2063	6,300	5,078
5.750% due 04/01/2048	23,900	20,479
6.384% due 10/23/2035	24,181	23,583
6.484% due 10/23/2045	28,419	26,736

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.834% due 10/23/2055	8,000	7,550
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,580
3.700% due 11/15/2029	5,000	4,532
Cheniere Energy Partners LP 5.950% due 06/30/2033	20,000	20,083
Coca-Cola Co.
2.500% due 03/15/2051	19,600	13,413
2.750% due 06/01/2060	7,500	5,173
3.000% due 03/05/2051	1,000	763
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,071
Comcast Corp.
2.650% due 08/15/2062	18,400	10,958
2.800% due 01/15/2051	3,500	2,320
2.887% due 11/01/2051	3,299	2,214
2.937% due 11/01/2056	166,999	108,871
3.200% due 07/15/2036	1,300	1,068
3.450% due 02/01/2050	38,100	29,035
3.969% due 11/01/2047	43,610	36,167
3.999% due 11/01/2049	103,328	85,398
4.000% due 03/01/2048	12,260	10,231
5.500% due 05/15/2064	29,000	29,432
5.650% due 06/15/2035	5,900	6,193
7.050% due 03/15/2033	6,875	7,932
CommonSpirit Health
3.347% due 10/01/2029	10,000	8,804
4.187% due 10/01/2049	2,100	1,706
Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,223
5.400% due 11/01/2048	4,095	3,907
7.000% due 10/01/2028	1,800	1,922
ConocoPhillips Co. 5.300% due 05/15/2053	8,600	8,755
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,951
4.500% due 05/09/2047	8,100	7,023
4.750% due 05/09/2032	9,900	9,613
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	3,482	3,373
Continental Resources, Inc.
4.900% due 06/01/2044	34,721	27,012
5.750% due 01/15/2031	8,500	8,084
Corebridge Financial, Inc.
3.900% due 04/05/2032	21,500	18,710
4.350% due 04/05/2042	10,400	8,407
4.400% due 04/05/2052	45,700	36,001
6.875% due 12/15/2052	12,500	12,003
Corning, Inc. 5.450% due 11/15/2079	5,400	4,884
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,719
4.500% due 08/01/2047	10,970	9,373
5.625% due 10/18/2043	2,200	2,192
CoStar Group, Inc. 2.800% due 07/15/2030	11,400	9,417
Cox Communications, Inc.
2.950% due 10/01/2050	4,900	3,084
4.500% due 06/30/2043	21,841	17,935
4.700% due 12/15/2042	4,070	3,510
4.800% due 02/01/2035	13,000	11,715
5.700% due 06/15/2033	7,500	7,568
CRH America Finance, Inc.
4.400% due 05/09/2047	2,800	2,349
4.500% due 04/04/2048	8,390	7,093
CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	12,867
4.950% due 04/27/2062	9,200	8,531
CVS Health Corp.
3.625% due 04/01/2027	2,900	2,754
3.750% due 04/01/2030	4,900	4,498
4.125% due 04/01/2040	10,700	9,026
4.780% due 03/25/2038	2,184	2,017
5.050% due 03/25/2048	39,900	36,806
5.125% due 07/20/2045	7,000	6,480
5.250% due 02/21/2033	6,000	5,979
5.300% due 12/05/2043	7,100	6,797
5.625% due 02/21/2053	21,900	21,787
5.875% due 06/01/2053	8,300	8,517
6.000% due 06/01/2063	7,094	7,306
CVS Pass-Through Trust
4.163% due 08/11/2036	7,877	6,802
4.704% due 01/10/2036	1,178	1,088
5.773% due 01/10/2033	961	925
5.880% due 01/10/2028	1,990	1,950
5.926% due 01/10/2034	22,743	21,593

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.036% due 12/10/2028	945	937
6.943% due 01/10/2030	20,822	21,226
7.507% due 01/10/2032	57,088	59,575
8.353% due 07/10/2031	10,648	11,468
DAE Funding LLC 1.550% due 08/01/2024	7,100	6,742
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	11,300	9,790
2.500% due 12/14/2031	8,904	7,239
DCP Midstream Operating LP 3.250% due 02/15/2032	5,612	4,758
Dell International LLC
3.450% due 12/15/2051	51,905	34,859
4.900% due 10/01/2026	19,197	19,069
5.300% due 10/01/2029	29,330	29,134
6.020% due 06/15/2026	80,625	81,985
8.100% due 07/15/2036	4,775	5,590
8.350% due 07/15/2046	1,400	1,719
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	10,762
3.750% due 10/28/2029 (k)	45,863	41,286
4.375% due 04/19/2028	4,000	3,763
4.750% due 10/20/2028	2,150	2,089
7.375% due 01/15/2026 (k)	35,442	36,980
Devon Energy Corp. 7.950% due 04/15/2032	5,535	6,368
Diamondback Energy, Inc. 4.250% due 03/15/2052	7,100	5,454
Discovery Communications LLC
4.000% due 09/15/2055	1,248	831
5.200% due 09/20/2047	30,665	25,126
DT Midstream, Inc. 4.300% due 04/15/2032	17,400	15,085
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,480
4.800% due 11/01/2043	800	698
eBay, Inc.
2.600% due 05/10/2031	1,600	1,335
3.650% due 05/10/2051	1,945	1,427
Ecopetrol SA 7.375% due 09/18/2043	25,700	21,456
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,310
8.375% due 06/15/2032	25,670	29,467
Elevance Health, Inc.
3.600% due 03/15/2051	4,350	3,332
3.700% due 09/15/2049	5,640	4,378
4.375% due 12/01/2047	30,200	26,354
4.550% due 03/01/2048	7,500	6,593
4.550% due 05/15/2052	15,100	13,507
4.625% due 05/15/2042	7,700	6,934
4.650% due 01/15/2043	2,605	2,383
5.100% due 01/15/2044	13,244	12,598
5.125% due 02/15/2053	5,000	4,852
6.100% due 10/15/2052	4,900	5,373
Eli Lilly & Co. 4.875% due 02/27/2053	7,900	8,120
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,807
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,843
7.375% due 10/15/2045	19,792	22,818
Enbridge, Inc.
2.500% due 08/01/2033	23,600	18,453
3.400% due 08/01/2051	29,500	20,612
4.500% due 06/10/2044	10,948	9,145
5.700% due 03/08/2033	35,300	35,801
Energy Transfer LP
4.900% due 03/15/2035	19,773	18,154
4.950% due 01/15/2043	27,800	23,143
5.000% due 05/15/2044	44,517	37,607
5.000% due 05/15/2050	2,650	2,241
5.150% due 02/01/2043	26,785	22,790
5.150% due 03/15/2045	42,386	36,610
5.300% due 04/01/2044	12,314	10,692
5.300% due 04/15/2047	22,750	19,819
5.350% due 05/15/2045	20,088	17,584
5.400% due 10/01/2047	5,038	4,448
6.000% due 06/15/2048	600	570
6.125% due 12/15/2045	23,548	22,406
6.500% due 02/01/2042	4,134	4,192
6.625% due 10/15/2036	7,500	7,693
7.500% due 07/01/2038	900	988
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	11,365

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	5,553
3.100% due 06/15/2041		14,600	11,010
4.200% due 09/01/2048		1,410	1,182
4.750% due 09/15/2052		13,600	12,501
5.000% due 07/15/2044		4,300	3,917
Enterprise Products Operating LLC
4.200% due 01/31/2050		10,568	8,848
4.450% due 02/15/2043		77,745	68,426
4.800% due 02/01/2049		3,575	3,276
4.850% due 08/15/2042		11,300	10,374
4.850% due 03/15/2044		32,362	29,909
5.100% due 02/15/2045		31,665	30,265
5.250% due 08/16/2077 •		5,601	4,912
5.750% due 03/01/2035		13,761	13,695
6.450% due 09/01/2040		4,995	5,441
8.304% (US0003M + 2.986%) due 08/16/2077 ~		8,000	7,886
EQM Midstream Partners LP 4.000% due 08/01/2024		2,095	2,051
EQT Corp. 7.000% due 02/01/2030		2,400	2,515
ERAC USA Finance LLC 7.000% due 10/15/2037		9,200	10,522
Essential Utilities, Inc. 5.300% due 05/01/2052		11,500	10,858
Estee Lauder Cos., Inc. 5.150% due 05/15/2053		4,400	4,485
Expedia Group, Inc.
3.250% due 02/15/2030		5,343	4,654
4.625% due 08/01/2027		4,600	4,462
FactSet Research Systems, Inc. 3.450% due 03/01/2032		10,000	8,518
FedEx Corp.
3.875% due 08/01/2042		765	617
4.550% due 04/01/2046		8,300	7,168
4.750% due 11/15/2045		3,250	2,892
5.100% due 01/15/2044		14,941	13,929
Fidelity National Information Services, Inc.
5.100% due 07/15/2032		12,300	11,941
5.625% due 07/15/2052		4,000	3,775
Fiserv, Inc. 4.400% due 07/01/2049		15,000	12,686
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,097
4.317% due 12/30/2039		55,500	40,182
Flex Ltd. 4.875% due 05/12/2030		17,200	16,640
Ford Foundation
2.415% due 06/01/2050		3,800	2,525
2.815% due 06/01/2070		7,100	4,396
Fortune Brands Innovations, Inc. 4.500% due 03/25/2052		6,000	4,679
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	3,000	2,896
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		$7,400	7,156
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		27,100	21,057
GE Capital Funding LLC 4.550% due 05/15/2032		9,751	9,476
GeorgeTown University 5.115% due 04/01/2053		3,300	3,316
Gilead Sciences, Inc.
4.750% due 03/01/2046		1,500	1,413
4.800% due 04/01/2044		886	847
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,133
6.900% due 11/15/2037		100	107
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	578
Global Payments, Inc.
3.200% due 08/15/2029		$4,586	3,990
4.150% due 08/15/2049		4,400	3,300
5.950% due 08/15/2052		21,085	20,206
GNL Quintero SA 4.634% due 07/31/2029		3,824	3,722
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,600	2,659
6.510% due 02/23/2042		10,700	11,136
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,165
Haleon U.S. Capital LLC
3.625% due 03/24/2032		6,700	6,009
4.000% due 03/24/2052		4,900	4,077
Halliburton Co. 7.450% due 09/15/2039		12,739	14,780

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

HCA, Inc.
3.500% due 07/15/2051		22,000	15,243
3.625% due 03/15/2032		18,500	16,066
4.500% due 02/15/2027		8,800	8,493
4.625% due 03/15/2052		37,725	31,034
5.250% due 06/15/2049		10,000	9,033
5.500% due 06/15/2047		26,202	24,712
5.900% due 06/01/2053		5,300	5,255
Heineken NV 4.350% due 03/29/2047		12,200	10,450
Helmerich & Payne, Inc. 2.900% due 09/29/2031		15,300	12,343
Hess Corp. 7.300% due 08/15/2031		7,600	8,339
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		28,000	22,662
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,023
Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	4,559
Home Depot, Inc. 4.400% due 03/15/2045		$9,350	8,526
Humana, Inc.
3.950% due 08/15/2049		11,800	9,498
5.500% due 03/15/2053		18,073	18,016
5.875% due 03/01/2033		12,000	12,477
8.150% due 06/15/2038		1,000	1,192
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,040
5.750% due 04/23/2030		5,850	5,858
Hyundai Capital America 2.000% due 06/15/2028		15,000	12,623
Imperial Brands Finance PLC
3.500% due 07/26/2026		7,800	7,270
3.875% due 07/26/2029		6,900	6,088
4.250% due 07/21/2025		19,615	18,820
6.125% due 07/27/2027		13,000	13,033
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	8,164
Intel Corp.
4.900% due 08/05/2052		1,000	924
5.700% due 02/10/2053		8,500	8,653
5.900% due 02/10/2063		6,720	6,946
Jabil, Inc. 5.450% due 02/01/2029		1,600	1,589
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,683	1,435
4.000% due 05/15/2034		11,292	10,313
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	41,518
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	12,504
Kenvue, Inc.
5.050% due 03/22/2053		13,500	13,792
5.100% due 03/22/2043		1,000	1,017
5.200% due 03/22/2063		900	922
Keurig Dr Pepper, Inc. 4.500% due 04/15/2052		60,000	52,911
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,183
5.000% due 08/15/2042		4,000	3,399
5.000% due 03/01/2043		33,335	28,721
5.400% due 09/01/2044		300	267
5.500% due 03/01/2044		5,536	5,053
5.625% due 09/01/2041		1,700	1,568
5.800% due 03/15/2035		10,942	10,831
6.375% due 03/01/2041		10,715	10,773
6.500% due 02/01/2037		12,219	12,609
6.500% due 09/01/2039		36,840	37,813
6.550% due 09/15/2040		30,300	30,882
6.950% due 01/15/2038		800	860
7.400% due 03/15/2031		5,000	5,447
7.500% due 11/15/2040		25,567	28,517
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,365	1,315
5.450% due 08/01/2052		7,100	6,491
7.800% due 08/01/2031		2,000	2,253
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,176
4.375% due 06/01/2046		$6,000	5,103
5.000% due 06/04/2042		10,250	9,598
5.500% due 06/01/2050		7,000	6,949
6.500% due 02/09/2040		47,238	50,966
7.125% due 08/01/2039		16,043	17,884
L3Harris Technologies, Inc. 4.854% due 04/27/2035		2,150	2,068

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Las Vegas Sands Corp.
2.900% due 06/25/2025		2,800	2,633
3.200% due 08/08/2024		27,700	26,847
3.500% due 08/18/2026		132,600	123,590
3.900% due 08/08/2029 (k)		15,442	13,798
Leidos, Inc.
2.300% due 02/15/2031		7,900	6,230
4.375% due 05/15/2030		2,000	1,838
Leland Stanford Junior University 2.413% due 06/01/2050		12,600	8,359
Level 3 Financing, Inc. 3.875% due 11/15/2029		11,350	9,044
Lockheed Martin Corp.
3.600% due 03/01/2035		2,500	2,237
4.150% due 06/15/2053		1,000	882
4.300% due 06/15/2062		23,300	20,663
4.500% due 05/15/2036		2,100	2,029
5.200% due 02/15/2055		57,410	59,295
5.700% due 11/15/2054		9,552	10,614
Lowe's Cos., Inc.
4.250% due 04/01/2052		2,500	2,042
4.450% due 04/01/2062		6,300	5,065
5.850% due 04/01/2063		16,400	16,365
Marathon Petroleum Corp. 6.500% due 03/01/2041		13,503	13,931
Marriott International, Inc.
2.750% due 10/15/2033		10,000	7,955
2.850% due 04/15/2031		9,700	8,162
3.500% due 10/15/2032		23,700	20,488
3.600% due 04/15/2024		7,600	7,474
4.625% due 06/15/2030		9,690	9,285
Marvell Technology, Inc.
2.950% due 04/15/2031		19,434	16,300
4.875% due 06/22/2028		10,200	9,904
Masco Corp.
4.500% due 05/15/2047		1,909	1,547
7.750% due 08/01/2029		2,539	2,777
Massachusetts Institute of Technology 5.600% due 07/01/2111		1,668	1,887
McDonald's Corp. 3.625% due 09/01/2049		16,800	13,265
MDC Holdings, Inc. 3.966% due 08/06/2061		10,300	6,165
Merck & Co., Inc.
2.750% due 12/10/2051		13,500	9,326
2.900% due 12/10/2061		13,500	8,953
4.500% due 05/17/2033		1,000	992
5.150% due 05/17/2063		5,500	5,623
Meta Platforms, Inc.
4.450% due 08/15/2052		8,800	7,658
4.650% due 08/15/2062		27,400	24,089
5.600% due 05/15/2053		8,400	8,633
5.750% due 05/15/2063		14,096	14,600
Micron Technology, Inc.
5.327% due 02/06/2029		8,500	8,374
6.750% due 11/01/2029		4,836	5,030
Microsoft Corp.
2.675% due 06/01/2060		32,710	21,965
2.921% due 03/17/2052		19,266	14,346
Mileage Plus Holdings LLC 6.500% due 06/20/2027		5,120	5,137
Moody's Corp.
2.000% due 08/19/2031		1,700	1,371
3.100% due 11/29/2061		6,000	3,955
3.250% due 05/20/2050		1,500	1,076
3.750% due 02/25/2052		7,600	6,034
4.875% due 12/17/2048		9,000	8,449
5.250% due 07/15/2044		4,144	4,078
Motorola Solutions, Inc.
2.300% due 11/15/2030		3,100	2,506
5.500% due 09/01/2044		5,686	5,403
MPLX LP
4.900% due 04/15/2058		19,120	15,440
4.950% due 03/14/2052		40,343	34,313
5.200% due 03/01/2047		5,000	4,392
5.200% due 12/01/2047		2,100	1,839
5.500% due 02/15/2049		200	181
Mylan, Inc. 5.200% due 04/15/2048		17,200	13,413
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	712
2.000% due 04/17/2040		3,300	2,459
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052		$2,500	2,319
NBCUniversal Media LLC 4.450% due 01/15/2043		19,107	17,121

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Netflix, Inc.
4.875% due 04/15/2028	9,450	9,355
4.875% due 06/15/2030	1,500	1,477
5.375% due 11/15/2029	3,900	3,918
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	22,905	22,810
Newell Brands, Inc. 5.875% due 04/01/2036	2,309	1,934
Newmont Corp.
5.450% due 06/09/2044	31,100	30,703
6.250% due 10/01/2039	1,710	1,804
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	4,600	4,187
4.810% due 09/17/2030	10,400	9,130
Norfolk Southern Corp.
3.155% due 05/15/2055	3,800	2,604
3.942% due 11/01/2047	4,994	4,043
4.050% due 08/15/2052	2,510	2,069
4.100% due 05/15/2121	9,700	6,858
4.450% due 03/01/2033	5,000	4,789
4.550% due 06/01/2053	3,400	3,076
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	2,395
4.100% due 09/15/2042	14,000	10,766
4.300% due 01/15/2049	18,375	15,015
Northern Star Resources Ltd. 6.125% due 04/11/2033	7,600	7,382
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	7,753
4.950% due 03/15/2053	3,400	3,316
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	11,193
NPC Ukrenergo 6.875% due 11/09/2028 ^(b)	800	172
NXP BV
3.150% due 05/01/2027	1,800	1,654
3.250% due 05/11/2041	3,300	2,405
5.000% due 01/15/2033	9,610	9,232
5.350% due 03/01/2026	10,000	9,937
5.550% due 12/01/2028	2,200	2,215
Occidental Petroleum Corp.
6.200% due 03/15/2040	1,190	1,174
6.600% due 03/15/2046	1,200	1,237
7.500% due 05/01/2031	5,000	5,466
8.875% due 07/15/2030	3,000	3,451
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	4,149
OCI NV 6.700% due 03/16/2033	11,600	11,347
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (e)(g)	4,491	12
ONEOK Partners LP
6.125% due 02/01/2041	21,327	20,640
6.200% due 09/15/2043	47,644	46,184
6.650% due 10/01/2036	4,765	4,906
6.850% due 10/15/2037	8,494	8,734
Oracle Corp.
3.600% due 04/01/2040	22,300	17,262
3.600% due 04/01/2050	34,670	24,794
3.650% due 03/25/2041 (i)	18,500	14,265
3.800% due 11/15/2037	8,405	6,877
3.850% due 07/15/2036	1,500	1,253
3.850% due 04/01/2060	63,142	44,542
3.900% due 05/15/2035	5,000	4,317
3.950% due 03/25/2051 (i)	18,000	13,620
4.000% due 07/15/2046	15,350	11,808
4.000% due 11/15/2047	64,510	49,705
4.100% due 03/25/2061 (i)	57,450	42,448
4.125% due 05/15/2045	5,100	4,000
4.500% due 07/08/2044	1,400	1,171
4.900% due 02/06/2033	6,481	6,293
5.550% due 02/06/2053	35,400	34,305
6.900% due 11/09/2052 (i)	20,000	22,468
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	6,368
Ovintiv, Inc. 7.100% due 07/15/2053	10,000	10,302
Owens Corning
4.300% due 07/15/2047	10,540	8,641
4.400% due 01/30/2048	22,600	18,701
7.000% due 12/01/2036	246	270
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	14,885	13,536
Packaging Corp. of America 4.050% due 12/15/2049	3,100	2,477

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Paramount Global 4.850% due 07/01/2042	1,834	1,363
PayPal Holdings, Inc. 5.250% due 06/01/2062	15,000	14,590
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,978
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030	13,300	11,787
Petroleos Mexicanos
6.750% due 09/21/2047	84,889	53,384
6.950% due 01/28/2060	8,284	5,173
7.690% due 01/23/2050	5,200	3,529
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	25,000	25,073
5.300% due 05/19/2053	25,000	26,012
5.340% due 05/19/2063	25,000	25,320
Pfizer, Inc. 5.600% due 09/15/2040	16,865	18,263
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,485
4.125% due 03/04/2043	2,575	2,105
4.250% due 11/10/2044	24,400	20,322
4.375% due 11/15/2041	11,100	9,496
4.875% due 11/15/2043	2,500	2,237
Pioneer Natural Resources Co.
1.900% due 08/15/2030	20,000	16,221
7.200% due 01/15/2028	24,475	25,935
Prosus NV
3.680% due 01/21/2030	1,600	1,359
3.832% due 02/08/2051	18,000	11,070
4.027% due 08/03/2050	4,000	2,516
PulteGroup, Inc. 5.500% due 03/01/2026	1,775	1,766
QatarEnergy Trading LLC
3.125% due 07/12/2041	200	153
3.300% due 07/12/2051	22,880	16,842
QVC, Inc. 5.950% due 03/15/2043	21,595	10,547
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	3,777	3,827
6.332% due 09/30/2027	2,596	2,652
Raytheon Technologies Corp.
4.050% due 05/04/2047	2,600	2,216
4.450% due 11/16/2038	6,200	5,709
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	2,150	1,715
Reliance Industries Ltd. 3.750% due 01/12/2062	9,300	6,553
Reynolds American, Inc.
5.850% due 08/15/2045	21,248	18,922
6.150% due 09/15/2043	10,920	10,532
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	23,434
Rogers Communications, Inc.
3.800% due 03/15/2032	16,100	14,080
4.500% due 03/15/2042	6,900	5,734
4.550% due 03/15/2052	26,300	21,169
Royalty Pharma PLC
3.300% due 09/02/2040	13,718	9,776
3.350% due 09/02/2051	1,000	645
3.550% due 09/02/2050	23,370	15,803
S&P Global, Inc.
2.300% due 08/15/2060	4,400	2,552
2.900% due 03/01/2032	3,460	3,000
3.250% due 12/01/2049	1,700	1,280
3.700% due 03/01/2052	14,000	11,433
3.900% due 03/01/2062	2,800	2,317
4.250% due 05/01/2029	7,700	7,488
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	22,950
4.500% due 05/15/2030	26,265	24,993
5.000% due 03/15/2027	35,800	35,260
5.625% due 03/01/2025	300	299
5.750% due 05/15/2024	8,950	8,937
5.875% due 06/30/2026	7,556	7,621
Sands China Ltd.
4.875% due 06/18/2030	1,300	1,158
5.625% due 08/08/2025	31,300	30,556
Santos Finance Ltd. 3.649% due 04/29/2031	35,700	29,669
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	10,159
3.500% due 11/24/2070	19,600	13,065
Seagate HDD Cayman
4.125% due 01/15/2031	1,263	1,036
9.625% due 12/01/2032	1,790	1,977

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Skyworks Solutions, Inc. 3.000% due 06/01/2031	20,200	16,330
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	23,531
Southern Co.
3.700% due 04/30/2030	100	92
3.750% due 09/15/2051 •	18,400	15,704
4.250% due 07/01/2036	9,300	8,293
4.400% due 07/01/2046	19,705	16,881
5.200% due 06/15/2033	4,000	3,970
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	9,606
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,233
4.600% due 06/15/2028	800	672
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,209	3,812
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	20,995	20,779
Standard Industries, Inc. 4.750% due 01/15/2028	17,100	15,941
Starbucks Corp. 3.500% due 11/15/2050	17,358	13,197
Suncor Energy, Inc. 7.000% due 11/15/2028	17,772	18,805
Sutter Health
3.161% due 08/15/2040	1,950	1,475
3.361% due 08/15/2050	2,600	1,869
5.164% due 08/15/2033	3,500	3,494
5.547% due 08/15/2053	2,600	2,688
Suzano Austria GmbH 6.000% due 01/15/2029	13,600	13,526
Syngenta Finance NV 4.892% due 04/24/2025	5,547	5,433
T-Mobile USA, Inc.
2.050% due 02/15/2028	11,600	10,065
2.550% due 02/15/2031	10,400	8,648
2.700% due 03/15/2032	2,300	1,901
3.300% due 02/15/2051	39,900	28,025
3.400% due 10/15/2052	31,800	22,726
3.500% due 04/15/2031	1,100	972
3.600% due 11/15/2060	47,797	33,596
3.750% due 04/15/2027	14,400	13,638
3.875% due 04/15/2030	4,395	4,052
4.375% due 04/15/2040	18,700	16,527
4.500% due 04/15/2050	52,300	44,908
5.050% due 07/15/2033	2,000	1,965
5.650% due 01/15/2053	29,000	29,468
5.750% due 01/15/2054	10,000	10,336
5.800% due 09/15/2062	9,300	9,460
Take-Two Interactive Software, Inc. 4.000% due 04/14/2032	7,700	7,058
Targa Resources Corp.
4.950% due 04/15/2052	8,900	7,365
6.125% due 03/15/2033	10,000	10,223
6.250% due 07/01/2052	14,300	13,997
6.500% due 02/15/2053	6,000	6,134
TD SYNNEX Corp.
2.375% due 08/09/2028	9,200	7,546
2.650% due 08/09/2031	2,450	1,880
Telefonica Emisiones SA
4.895% due 03/06/2048	15,330	12,809
5.213% due 03/08/2047	15,900	13,841
5.520% due 03/01/2049	7,800	7,018
7.045% due 06/20/2036	15,097	16,474
Tencent Holdings Ltd.
2.390% due 06/03/2030	9,475	7,877
3.240% due 06/03/2050	14,300	9,395
3.290% due 06/03/2060	13,300	8,258
3.595% due 01/19/2028	300	279
3.680% due 04/22/2041	82,000	63,549
3.840% due 04/22/2051	9,100	6,694
3.925% due 01/19/2038	12,700	10,480
3.940% due 04/22/2061	14,300	10,195
3.975% due 04/11/2029	36,613	34,057
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	3,846
7.625% due 04/01/2037	320	364
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	318
Thomas Jefferson University 3.847% due 11/01/2057	7,300	5,334
Thomson Reuters Corp. 5.650% due 11/23/2043	10,791	10,280
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033	18,420	20,246

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Time Warner Cable LLC
4.500% due 09/15/2042	18,500	13,852
5.500% due 09/01/2041	14,800	12,324
5.875% due 11/15/2040	5,200	4,591
6.550% due 05/01/2037	7,306	7,010
6.750% due 06/15/2039	52,495	50,484
7.300% due 07/01/2038	2,080	2,121
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,943	4,548
TotalEnergies Capital International SA 3.386% due 06/29/2060	10,700	7,868
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	800	733
4.750% due 05/15/2038	2,300	2,057
4.875% due 05/15/2048	25,600	22,960
6.200% due 10/15/2037	3,484	3,613
7.250% due 08/15/2038	1,075	1,199
7.625% due 01/15/2039	10,020	11,611
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	17,952
4.600% due 03/15/2048	2,400	2,043
5.400% due 08/15/2041	4,330	4,166
Trimble, Inc. 6.100% due 03/15/2033	6,700	6,791
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	2,231
Trustees of Tufts College 5.017% due 04/15/2112	3,000	2,517
TSMC Global Ltd. 2.250% due 04/23/2031	5,200	4,301
TTX Co. 4.600% due 02/01/2049	3,700	3,346
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	4,357	4,068
4.625% due 12/03/2026	1,835	1,722
7.125% due 04/22/2025	1,209	1,208
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	1,900	1,876
Union Pacific Corp.
2.973% due 09/16/2062	800	522
3.550% due 08/15/2039	2,800	2,356
3.550% due 05/20/2061	22,710	16,758
3.750% due 02/05/2070	9,600	7,276
3.799% due 04/06/2071	12,500	9,560
3.950% due 08/15/2059	10	8
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,264	2,743
3.100% due 01/07/2030	24,346	22,048
3.100% due 04/07/2030	3,002	2,548
3.450% due 06/01/2029	2,051	1,882
3.450% due 01/07/2030	755	653
3.500% due 09/01/2031	3,765	3,402
3.750% due 03/03/2028	5,434	5,108
4.000% due 10/11/2027	9,944	9,363
4.150% due 02/25/2033	8,176	7,511
4.300% due 02/15/2027	10,546	10,153
4.550% due 08/25/2031	12,853	11,470
5.875% due 04/15/2029	33,491	33,244
UnitedHealth Group, Inc.
3.050% due 05/15/2041	27,200	21,048
3.250% due 05/15/2051	19,565	14,615
3.700% due 08/15/2049	5,800	4,665
3.750% due 10/15/2047	6,160	5,077
3.875% due 08/15/2059	700	570
4.200% due 01/15/2047	285	252
4.625% due 11/15/2041	14,000	13,147
4.750% due 07/15/2045	5,099	4,886
4.950% due 05/15/2062	5,000	4,814
5.050% due 04/15/2053	6,373	6,339
5.200% due 04/15/2063	66,507	66,597
5.875% due 02/15/2053	1,500	1,668
5.950% due 02/15/2041	4,700	5,085
6.875% due 02/15/2038	150	179
UPMC 5.377% due 05/15/2043	3,000	2,944
Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,349
6.875% due 11/21/2036	29,006	30,358
Valero Energy Corp. 3.650% due 12/01/2051	15,500	10,873
VeriSign, Inc. 2.700% due 06/15/2031	15,400	12,827
Verisk Analytics, Inc. 3.625% due 05/15/2050	11,900	8,770
Verizon Communications, Inc. 5.050% due 05/09/2033	3,500	3,463

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

VMware, Inc.
1.800% due 08/15/2028		5,600	4,697
2.200% due 08/15/2031		7,700	6,054
3.900% due 08/21/2027		3,200	3,036
4.500% due 05/15/2025		2,900	2,841
4.700% due 05/15/2030		25,900	24,734
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		1,900	1,821
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,324
Walt Disney Co.
2.750% due 09/01/2049		$22,900	15,525
3.500% due 05/13/2040		9,600	7,946
3.600% due 01/13/2051		7,900	6,291
3.800% due 05/13/2060		42,000	33,575
4.750% due 09/15/2044		1,600	1,521
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,240	8,637
5.141% due 03/15/2052		13,200	10,757
5.391% due 03/15/2062		41,174	33,583
Waste Connections, Inc. 2.950% due 01/15/2052		2,205	1,512
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,948
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,374
5.150% due 01/15/2049		16,000	14,555
Western Digital Corp. 4.750% due 02/15/2026		2,375	2,264
Western Midstream Operating LP 6.150% due 04/01/2033		7,700	7,771
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		4,690	4,521
Weyerhaeuser Co. 7.700% due 02/15/2026		8,555	9,003
Whirlpool Corp. 5.150% due 03/01/2043		14,775	13,170
Williams Cos., Inc.
5.300% due 08/15/2052		11,500	10,619
8.750% due 03/15/2032		1,710	2,031
Woodside Finance Ltd. 4.500% due 03/04/2029		6,700	6,323
Workday, Inc. 3.800% due 04/01/2032		34,700	31,253
Wynn Las Vegas LLC 5.500% due 03/01/2025		6,635	6,535
Yale University 2.402% due 04/15/2050		6,900	4,563
Yara International ASA
3.148% due 06/04/2030		4,800	4,029
4.750% due 06/01/2028		4,400	4,184
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,196
4.250% due 08/15/2035		$1,681	1,456
4.450% due 08/15/2045		2,600	2,215
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,499
4.450% due 08/20/2048		7,500	6,683
4.700% due 02/01/2043		4,069	3,789

			9,835,272

UTILITIES 15.4%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	7,131
4.150% due 05/01/2049		14,400	11,542
5.400% due 06/01/2033		8,900	8,860
AES Corp.
3.950% due 07/15/2030		7,000	6,282
5.450% due 06/01/2028		10,100	9,926
Alabama Power Co.
3.125% due 07/15/2051		1,300	901
3.450% due 10/01/2049		3,600	2,642
3.700% due 12/01/2047		100	78
3.850% due 12/01/2042		2,950	2,442
3.940% due 09/01/2032		5,500	5,084
4.300% due 07/15/2048		8,700	7,427
5.200% due 06/01/2041		200	190
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	11,761
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	21,978
3.250% due 03/15/2050		2,600	1,908
3.700% due 12/01/2047		2,200	1,771
4.150% due 03/15/2046		5,451	4,606

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		9,100	7,273
5.625% due 03/01/2033		10,000	10,173
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,501
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,965
4.300% due 12/01/2042		8,700	7,680
6.593% due 10/15/2037		150	169
Appalachian Power Co.
4.400% due 05/15/2044		6,350	5,290
4.500% due 08/01/2032		4,400	4,127
5.800% due 10/01/2035		2,176	2,185
6.375% due 04/01/2036		5,146	5,355
6.700% due 08/15/2037		3,600	3,848
7.000% due 04/01/2038		2,978	3,355
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	9,439
3.500% due 12/01/2049		7,100	4,993
4.500% due 04/01/2042		6,104	5,234
AT&T, Inc.
2.550% due 12/01/2033		1,600	1,257
3.150% due 09/04/2036	EUR	2,800	2,696
3.500% due 09/15/2053		$68,897	48,822
3.550% due 09/15/2055		125,782	88,148
3.650% due 06/01/2051		13,050	9,588
3.650% due 09/15/2059		282,541	196,911
3.800% due 12/01/2057		215,880	156,476
3.850% due 06/01/2060		28,820	20,894
Atmos Energy Corp. 4.300% due 10/01/2048		16,200	14,109
Avista Corp. 4.000% due 04/01/2052		12,800	10,196
Baltimore Gas & Electric Co. 5.400% due 06/01/2053		7,000	7,120
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,762
4.450% due 01/15/2049		24,790	20,941
4.500% due 02/01/2045		580	497
4.600% due 05/01/2053		18,900	16,217
6.125% due 04/01/2036		5,200	5,430
BG Energy Capital PLC 5.125% due 10/15/2041		30,145	28,330
Black Hills Corp. 4.200% due 09/15/2046		4,284	3,379
Boston Gas Co. 4.487% due 02/15/2042		7,784	6,509
British Telecommunications PLC 9.625% due 12/15/2030		10,075	12,403
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	5,786
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	3,005
3.350% due 04/01/2051		13,900	10,394
3.600% due 03/01/2052		16,270	12,664
4.950% due 04/01/2033		7,000	6,991
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	338
Cleco Power LLC 6.000% due 12/01/2040		18,175	17,639
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	6,925
CMS Energy Corp. 4.700% due 03/31/2043		3,837	3,343
Commonwealth Edison Co.
3.000% due 03/01/2050		5,200	3,594
3.125% due 03/15/2051		17,300	12,155
3.850% due 03/15/2052		8,400	6,733
Connecticut Light & Power Co.
2.050% due 07/01/2031		4,845	3,948
4.000% due 04/01/2048		1,300	1,097
4.300% due 04/15/2044		13,009	11,277
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		6,480	4,127
3.600% due 06/15/2061		22,385	16,281
4.125% due 05/15/2049		18,110	14,877
4.200% due 03/15/2042		5,000	4,248
4.500% due 05/15/2058		33,831	28,277
4.625% due 12/01/2054		2,285	1,964
5.700% due 06/15/2040		4,900	4,933
Constellation Energy Generation LLC
5.600% due 06/15/2042		21,664	20,967
5.800% due 03/01/2033		11,900	12,188
6.250% due 10/01/2039		13,115	13,619
Consumers Energy Co.
4.050% due 05/15/2048		8,100	6,860

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.100% due 11/15/2045	2,150	1,751
4.350% due 04/15/2049	14,000	12,321
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,605
Dominion Energy, Inc.
2.250% due 08/15/2031	15,600	12,579
4.600% due 03/15/2049	4,046	3,481
4.850% due 08/15/2052	17,000	15,120
5.375% due 11/15/2032	6,700	6,727
DTE Electric Co.
2.950% due 03/01/2050	4,100	2,795
3.250% due 04/01/2051	8,400	6,089
3.650% due 03/01/2052	5,600	4,372
3.950% due 06/15/2042	500	399
4.300% due 07/01/2044	9,150	7,935
5.400% due 04/01/2053	14,000	14,468
Duke Energy Carolinas LLC
2.850% due 03/15/2032	6,400	5,445
3.200% due 08/15/2049	16,000	11,533
3.450% due 04/15/2051	5,600	4,103
3.550% due 03/15/2052	8,000	6,110
3.700% due 12/01/2047	15,355	12,064
3.750% due 06/01/2045	4,358	3,439
3.875% due 03/15/2046	2,034	1,625
3.950% due 03/15/2048	9,915	8,107
4.000% due 09/30/2042	3,500	2,909
4.250% due 12/15/2041	16,400	14,222
5.350% due 01/15/2053	16,400	16,638
Duke Energy Corp.
3.300% due 06/15/2041	7,450	5,498
3.500% due 06/15/2051	4,450	3,229
3.750% due 09/01/2046	17,850	13,522
3.950% due 08/15/2047	4,670	3,634
4.200% due 06/15/2049	5,000	4,063
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,487
5.650% due 04/01/2040	6,000	6,214
Duke Energy Indiana LLC 5.400% due 04/01/2053	14,500	14,639
Duke Energy Ohio, Inc.
5.250% due 04/01/2033	800	806
5.650% due 04/01/2053	2,000	2,054
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	15,555
3.600% due 09/15/2047	44,900	34,486
4.100% due 03/15/2043	6,026	5,071
5.250% due 03/15/2033	10,000	10,166
5.350% due 03/15/2053	13,400	13,511
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	2,964
E.ON International Finance BV 6.650% due 04/30/2038	1,520	1,612
Edison International
5.250% due 11/15/2028	6,500	6,330
8.125% due 06/15/2053 •	17,200	17,595
Electricite de France SA
4.950% due 10/13/2045	23,555	19,140
5.000% due 09/21/2048	12,622	10,438
6.000% due 01/22/2114	19,398	17,149
6.250% due 05/23/2033	10,000	10,172
6.900% due 05/23/2053	13,800	14,315
9.125% due 03/15/2033 •(g)	5,400	5,551
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	9,183
Enel Finance America LLC 2.875% due 07/12/2041	18,100	11,927
Enel Finance International NV
4.750% due 05/25/2047	44,580	37,976
7.750% due 10/14/2052	13,700	16,073
Entergy Arkansas LLC
3.350% due 06/15/2052	7,400	5,304
4.200% due 04/01/2049	5,800	4,872
Entergy Corp. 3.750% due 06/15/2050	13,000	9,608
Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,107
5.000% due 09/01/2033	6,800	6,677
Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,609
5.000% due 09/15/2052	11,900	11,150
Evergy Kansas Central, Inc.
3.450% due 04/15/2050	8,300	6,067
5.700% due 03/15/2053	6,500	6,706
Evergy Metro, Inc.
4.125% due 04/01/2049	15,431	12,667
4.200% due 06/15/2047	1,200	1,004

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Eversource Energy
3.350% due 03/15/2026		2,838	2,677
5.125% due 05/15/2033		9,800	9,665
Exelon Corp.
5.600% due 03/15/2053		18,500	18,674
5.625% due 06/15/2035		7,000	7,087
Fells Point Funding Trust 3.046% due 01/31/2027		20,000	18,399
FirstEnergy Corp. 3.400% due 03/01/2050		8,600	5,938
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,291
4.350% due 01/15/2025		10,846	10,582
4.550% due 04/01/2049		2,969	2,481
5.450% due 07/15/2044		10,100	9,356
Florida Power & Light Co.
2.875% due 12/04/2051		13,300	9,211
3.700% due 12/01/2047		18,800	15,277
4.050% due 10/01/2044		4,200	3,600
5.300% due 04/01/2053		8,550	8,854
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	1,100	783
2.950% due 01/27/2029		$21,000	13,125
Georgia Power Co.
3.250% due 03/15/2051		25,300	17,871
4.750% due 09/01/2040		1,425	1,311
5.125% due 05/15/2052		34,800	33,866
5.400% due 06/01/2040		9,085	8,776
Idaho Power Co.
4.850% due 08/15/2040		8,000	7,062
5.500% due 03/15/2053		30,378	31,092
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	13,610
4.250% due 08/15/2048		5,000	4,219
4.550% due 03/15/2046		500	441
5.625% due 04/01/2053		13,219	13,592
Indianapolis Power & Light Co. 5.650% due 12/01/2032		30,000	30,631
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,310
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	13,156
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	4,955
6.150% due 06/01/2037		8,562	8,874
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,500
4.375% due 10/01/2045		7,100	5,970
5.125% due 11/01/2040		14,500	13,907
5.450% due 04/15/2033		10,000	10,194
KeySpan Gas East Corp. 3.586% due 01/18/2052		14,200	9,626
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,585
5.450% due 04/15/2033		15,000	15,290
Metropolitan Edison Co. 4.300% due 01/15/2029		3,000	2,840
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	633
3.650% due 08/01/2048		6,000	4,629
3.950% due 08/01/2047		8,262	6,739
4.250% due 07/15/2049		5,300	4,515
4.400% due 10/15/2044		500	437
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	11,169
Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,514
4.250% due 03/15/2042		7,400	6,172
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,801
National Grid PLC
2.949% due 03/30/2030	EUR	9,700	9,824
5.809% due 06/12/2033		$21,400	21,791
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		7,000	6,011
New York State Electric & Gas Corp. 3.300% due 09/15/2049		8,800	6,130
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		5,100	4,743
NGPL PipeCo LLC
3.250% due 07/15/2031		11,864	9,794
7.768% due 12/15/2037		1,100	1,176
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,121
5.783% due 09/16/2052		10,550	10,594

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

NiSource, Inc.
3.950% due 03/30/2048	6,830	5,494
4.375% due 05/15/2047	14,845	12,656
5.650% due 02/01/2045	8,640	8,648
5.800% due 02/01/2042	6,723	6,495
Northern States Power Co.
2.600% due 06/01/2051	300	193
4.500% due 06/01/2052	6,800	6,134
NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,333
4.550% due 06/01/2052	5,900	5,313
4.950% due 09/15/2052	9,200	8,944
Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,903
4.500% due 04/01/2047	35,100	29,061
5.050% due 10/01/2048	28,500	25,190
5.250% due 09/01/2050	25,000	23,176
Ohio Edison Co.
5.500% due 01/15/2033	4,000	4,011
6.875% due 07/15/2036	3,500	3,865
8.250% due 10/15/2038	1,000	1,206
Ohio Power Co.
2.900% due 10/01/2051	5,600	3,726
5.000% due 06/01/2033	7,600	7,463
Oklahoma Gas & Electric Co.
5.600% due 04/01/2053	19,250	19,554
5.850% due 06/01/2040	4,000	3,983
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	6,000	4,247
4.100% due 11/15/2048	421	361
4.600% due 06/01/2052	3,000	2,746
4.950% due 09/15/2052	10,200	9,857
5.250% due 09/30/2040	15,100	15,141
5.300% due 06/01/2042	600	617
7.250% due 01/15/2033	1,900	2,204
7.500% due 09/01/2038	2,590	3,157
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,557
4.450% due 09/01/2049	6,000	4,555
4.950% due 07/13/2047	4,900	4,047
5.200% due 07/15/2048	67,423	57,567
7.150% due 01/15/2051	7,000	7,334
Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	17,946
3.000% due 06/15/2028	1,000	863
3.150% due 01/01/2026	25,532	23,704
3.250% due 06/01/2031	9,500	7,733
3.300% due 03/15/2027	4,910	4,461
3.300% due 12/01/2027	8,000	7,020
3.300% due 08/01/2040	11,300	7,628
3.400% due 08/15/2024	1,000	968
3.500% due 08/01/2050	68,788	43,850
3.750% due 02/15/2024	1,800	1,771
3.750% due 08/15/2042	18,181	12,599
3.950% due 12/01/2047	12,183	8,316
4.000% due 12/01/2046	22,370	15,027
4.200% due 06/01/2041	2,000	1,493
4.250% due 03/15/2046	26,543	18,913
4.300% due 03/15/2045	9,100	6,507
4.500% due 07/01/2040	25,910	20,177
4.500% due 12/15/2041	22,000	16,235
4.600% due 06/15/2043	19,804	15,010
4.650% due 08/01/2028	17,000	15,734
4.750% due 02/15/2044	15,157	11,782
4.950% due 07/01/2050	42,877	33,732
5.250% due 03/01/2052	2,000	1,628
6.700% due 04/01/2053	33,696	33,114
6.750% due 01/15/2053	18,400	18,182
PacifiCorp
2.700% due 09/15/2030	1,200	1,000
2.900% due 06/15/2052	22,703	14,183
3.300% due 03/15/2051	16,000	10,970
4.125% due 01/15/2049	6,400	4,970
4.150% due 02/15/2050	5,545	4,295
5.350% due 12/01/2053	8,555	7,824
5.500% due 05/15/2054	20,800	19,544
6.250% due 10/15/2037	10,000	10,003
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,312
4.150% due 10/01/2044	8,900	7,551
4.600% due 05/15/2052	9,400	8,610
4.800% due 10/15/2043	1,185	1,076
Pennsylvania Electric Co. 6.150% due 10/01/2038	2,409	2,402
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	10,092

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.875% due 07/17/2049	11,200	9,154
PG&E Recovery Funding LLC
5.256% due 01/15/2040	5,000	5,128
5.536% due 07/15/2049	8,000	8,358
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,251
5.050% due 05/15/2052	5,000	4,514
Plains All American Pipeline LP
4.500% due 12/15/2026	550	533
5.150% due 06/01/2042	300	249
6.700% due 05/15/2036	2,533	2,500
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,835
5.200% due 07/15/2041	5,500	5,177
5.250% due 05/15/2053	8,315	8,492
Progress Energy, Inc.
6.000% due 12/01/2039	700	709
7.750% due 03/01/2031	12,091	13,720
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,428
3.950% due 03/15/2043	1,500	1,186
4.100% due 06/15/2048	4,000	3,303
4.500% due 06/01/2052	4,600	4,022
5.250% due 04/01/2053	13,700	13,175
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,693
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,528
6.625% due 11/15/2037	1,135	1,211
Public Service Electric & Gas Co. 3.000% due 03/01/2051	2,600	1,838
Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,481
4.224% due 03/15/2032 (i)	9,500	8,548
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,221
5.448% due 06/01/2053	4,400	4,436
5.764% due 07/15/2040	8,200	7,979
Rio Oil Finance Trust 9.750% due 01/06/2027	9,727	10,044
San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	10,445
3.320% due 04/15/2050	10,305	7,392
3.700% due 03/15/2052	15,130	11,743
3.750% due 06/01/2047	7,550	5,900
3.950% due 11/15/2041	1,968	1,567
4.100% due 06/15/2049	14,172	11,662
4.150% due 05/15/2048	12,140	10,148
4.500% due 08/15/2040	2,600	2,389
5.350% due 04/01/2053	28,175	27,975
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	47,700	46,113
5.500% due 04/08/2044	37,700	37,375
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,000	2,968
Sempra Energy
3.250% due 06/15/2027	3,300	3,056
3.400% due 02/01/2028	1,000	921
4.000% due 02/01/2048	8,424	6,572
6.000% due 10/15/2039	15,145	15,516
Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,693
2.950% due 02/01/2051	13,000	8,531
3.450% due 02/01/2052	14,000	10,038
3.650% due 02/01/2050	12,765	9,513
3.650% due 06/01/2051	31,200	23,204
3.700% due 08/01/2025	5,000	4,815
3.900% due 12/01/2041	42,994	33,743
3.900% due 03/15/2043	6,655	5,302
4.000% due 04/01/2047	105,850	84,200
4.050% due 03/15/2042	3,834	3,108
4.125% due 03/01/2048	25,468	20,698
4.500% due 09/01/2040	445	389
4.650% due 10/01/2043	40,550	35,594
4.875% due 03/01/2049	8,096	7,287
5.450% due 06/01/2052	17,600	17,176
5.700% due 03/01/2053	6,900	6,911
5.750% due 04/01/2035	8,073	8,211
5.875% due 12/01/2053	7,500	7,657
6.000% due 01/15/2034	5,900	6,115
6.050% due 03/15/2039	17,000	17,750
6.650% due 04/01/2029	6,995	7,248
Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,857
3.950% due 02/15/2050	8,127	6,353
4.300% due 01/15/2049	1,942	1,624

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.125% due 11/15/2040	1,300	1,256
5.200% due 06/01/2033	3,500	3,456
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	9,159
5.875% due 03/15/2041	7,500	7,562
Southwest Gas Corp. 4.050% due 03/15/2032	11,400	10,274
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	826
3.250% due 11/01/2051	550	370
3.850% due 02/01/2048	20,000	15,022
5.300% due 04/01/2033	7,000	6,916
6.200% due 03/15/2040	14,340	14,718
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	12,596
5.150% due 06/01/2052	13,000	12,100
6.000% due 10/01/2036	2,000	2,029
System Energy Resources, Inc. 6.000% due 04/15/2028	5,400	5,342
Tampa Electric Co. 4.450% due 06/15/2049	18,500	15,728
Targa Resources Partners LP 4.875% due 02/01/2031	12,800	11,844
Telefonica Europe BV 8.250% due 09/15/2030	8,650	10,001
Toledo Edison Co.
2.650% due 05/01/2028	16,667	14,749
6.150% due 05/15/2037	1,900	1,982
Union Electric Co.
3.900% due 04/01/2052	31,000	25,344
5.450% due 03/15/2053	16,900	17,256
Verizon Communications, Inc.
2.987% due 10/30/2056	33,010	20,988
3.000% due 11/20/2060	500	313
3.400% due 03/22/2041	11,100	8,574
3.550% due 03/22/2051	400	299
3.700% due 03/22/2061	3,400	2,475
3.850% due 11/01/2042	14,860	12,034
3.875% due 03/01/2052	33,300	26,291
4.500% due 08/10/2033	1,700	1,605
4.812% due 03/15/2039	1,902	1,781
4.862% due 08/21/2046	10,820	9,927
Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	9,952
4.000% due 11/15/2046	10,600	8,468
4.600% due 12/01/2048	4,744	4,234
5.450% due 04/01/2053	15,000	15,034
6.000% due 05/15/2037	400	417
Vodafone Group PLC
4.375% due 02/19/2043	3,300	2,774
4.875% due 06/19/2049	30,855	27,352
5.125% due 06/19/2059	22,200	19,727
5.625% due 02/10/2053	2,600	2,551
5.750% due 02/10/2063	3,900	3,776
6.250% due 11/30/2032	2,650	2,819
7.000% due 04/04/2079 •	5,700	5,855
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,047
Wisconsin Electric Power Co.
4.300% due 10/15/2048	23,335	20,159
5.700% due 12/01/2036	220	223
Wisconsin Power & Light Co. 3.950% due 09/01/2032	5,000	4,620
Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	13,877
3.300% due 09/01/2049	3,100	2,239
Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,449
6.500% due 07/01/2036	6,900	7,380

		4,057,675

Total Corporate Bonds & Notes (Cost $23,529,469)		20,262,013

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 1.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	8,615
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	37,017
7.043% due 04/01/2050	15,775	20,302
Bay Area Toll Authority, California Revenue Bonds, Series 2009 6.263% due 04/01/2049	4,800	5,699
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	2,416

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	5,061
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,698
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	4,840	5,903
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,636
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,243
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	870	802
3.714% due 06/01/2041	13,800	10,512
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	11,472
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	5,312
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	17,333
7.618% due 08/01/2040	5,200	6,545
Los Angeles Department of Water & Power System, California Revenue Notes, Series 2010 6.603% due 07/01/2050	400	496
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	1,841
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	107
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,276
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,068
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	587
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	12,440
Regents of the University of California Medical Center Pooled Revenue Bond, Series 2009 6.583% due 05/15/2049	4,305	5,035
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	29,349
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,267
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,038
State of California
7.550% due 04/01/2039	12,135	15,318
7.625% due 03/01/2040	7,575	9,540
University of California Revenue Bond, Series 2012 4.858% due 05/15/2112	27,844	24,824
University of California Revenue Bonds, Series 2012 4.053% due 05/15/2041	4,970	4,348
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	6,826

		270,926

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,100	2,746
2.154% due 07/01/2030	11,700	9,765

		12,511

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,271	2,598
6.655% due 04/01/2057	41,823	48,007

		50,605

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	989
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	15,955	18,112
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,859	4,991
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,041
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,456

		32,589

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	1,991

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,240	3,331

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	13,312
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,345
2.562% due 04/01/2050	7,000	4,714
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	6,438

		35,809

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (e)	6,375	3,205

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, Series 2010 7.102% due 01/01/2041	8,980	10,961

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,242

NEW YORK 0.4%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2010 5.508% due 08/01/2037	800	834
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	6,847
5.572% due 11/01/2038	9,000	9,451
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	480	489
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,236
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	514
5.389% due 03/15/2040	200	206
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,763
New York State Urban Development Corp. Revenue Bonds, Series 2009 5.770% due 03/15/2039	9,410	9,854
Port Authority of New York & New Jersey Revenue Bond, Series 2011 4.926% due 10/01/2051	200	200
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	538
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	77,107
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,808

		112,847

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,118
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	55,220
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,228
7.734% due 02/15/2033	7,325	8,666
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	62

		66,294

OREGON 0.0%
State of Oregon Department of Transportation Revenue Bond, Series 2010 5.834% due 11/15/2034	9,200	10,119

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,683

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,921

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	12,124
0.000% due 02/15/2035 (e)	8,205	4,510
Texas Transportation Commission State Highway Reveue Bond, Series 2010 5.178% due 04/01/2030	16,000	16,213
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,775

		54,543

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,418

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	959
0.000% due 04/01/2037 (e)	2,150	1,021
0.000% due 04/01/2038 (e)	2,800	1,251
0.000% due 04/01/2039 (e)	2,500	1,048

		4,279

Total Municipal Bonds & Notes (Cost $690,194)		689,353

U.S. GOVERNMENT AGENCIES 6.7%
Freddie Mac
4.315% due 10/25/2052 ~	18,627	17,326
4.367% due 08/15/2032 ~	3	2
Ginnie Mae
4.500% due 09/15/2033	4	4
8.500% due 09/15/2030	3	3
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	7,319	6,801
4.000% due 10/01/2040 - 08/01/2049	635	605
6.000% due 08/01/2036	2	2
7.000% due 11/01/2026	2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2053 - 08/01/2053	218,700	192,690
3.500% due 08/01/2053	385,564	351,752
4.000% due 08/01/2053	787,250	739,492
4.500% due 08/01/2053	46,800	45,019
5.000% due 07/01/2053 - 08/01/2053	427,100	418,583

Total U.S. Government Agencies (Cost $1,783,711)		1,772,281

U.S. TREASURY OBLIGATIONS 26.5%
U.S. Treasury Bonds
1.125% due 05/15/2040 (m)(o)	35,339	22,937
1.375% due 11/15/2040 (k)(m)(o)	401,150	268,708
1.750% due 08/15/2041 (k)(m)(o)	240,300	168,999
1.875% due 02/15/2041 (k)	2,013,386	1,463,716
2.000% due 11/15/2041 (k)(m)(o)	103,500	75,834
2.250% due 05/15/2041 (m)(o)	86,300	66,534
2.250% due 02/15/2052	660,927	477,907
2.375% due 02/15/2042 (k)	693,100	539,941
2.500% due 02/15/2045 (k)(m)	496,718	384,830
2.500% due 02/15/2046 (m)(o)	213,985	164,848
2.500% due 05/15/2046 (k)(m)(o)	189,000	145,471
2.750% due 08/15/2047 (m)(o)	216,500	174,287
2.750% due 11/15/2047 (m)(o)	100,512	80,920
2.875% due 08/15/2045 (k)(m)(o)	183,507	151,544
2.875% due 05/15/2049 (k)	597,100	493,960
2.875% due 05/15/2052	274,613	227,704
3.000% due 08/15/2048 (m)(o)	145,464	122,818
3.125% due 05/15/2048 (m)(o)	91,885	79,324
3.250% due 05/15/2042 (k)(m)(o)	368,086	328,646
3.375% due 08/15/2042 (k)(m)(o)	173,500	157,566
3.625% due 02/15/2053 (k)	116,700	112,032
3.875% due 02/15/2043	183,300	178,775
4.000% due 11/15/2052 (k)	296,300	304,448
2.750% due 11/15/2042 (k)	100,000	82,316
3.125% due 02/15/2043 (k)(m)(o)	321,900	280,908
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	103,712	69,294
0.250% due 02/15/2050	10,975	7,685
0.875% due 02/15/2047	10,809	9,079
1.000% due 02/15/2049	10,489	9,031
1.500% due 02/15/2053	131,641	127,932
U.S. Treasury Notes
3.875% due 05/15/2043 (k)	96,700	94,373
4.125% due 11/15/2032	100,000	102,203

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $8,308,006)			6,974,570

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		20,220	16,388
BANK 2.283% due 09/15/2064		7,400	6,388
BIG Commercial Mortgage Trust 6.489% due 02/15/2039 •		5,600	5,456
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~		2,880	2,686
Countrywide Home Loan Mortgage Pass-Through Trust 5.810% due 02/25/2035 •		8	8
JP Morgan Chase Commercial Mortgage Securities Trust 4.248% due 07/05/2033		6,100	5,506
Merrill Lynch Mortgage Investors Trust
6.097% due 03/25/2028 «•		5	5
6.184% due 01/25/2029 «•		23	21
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	8,880
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		10,556	9,726
One New York Plaza Trust 6.143% due 01/15/2036 •		8,000	7,593
Structured Adjustable Rate Mortgage Loan Trust 5.227% due 09/25/2034 «~		173	163
Towd Point Mortgage Funding 5.531% due 10/20/2051	GBP	4,452	5,662
Towd Point Mortgage Trust 6.150% due 05/25/2058 •		$1,418	1,416

Total Non-Agency Mortgage-Backed Securities (Cost $78,863)			69,898

ASSET-BACKED SECURITIES 0.8%
AASET Trust 3.844% due 01/16/2038		5,964	3,781
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		8,623	5,263
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •		15,000	14,714
Finance America Mortgage Loan Trust 6.020% due 11/25/2034 •		5,209	4,997
JP Morgan Mortgage Acquisition Corp. 5.870% due 12/25/2035 •		704	700
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		3,896	3,240
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		14,368	11,904
LCM LP 6.270% due 04/20/2031 •		12,700	12,565
LoanCore Issuer Ltd. 6.493% due 07/15/2036 •		2,320	2,268
MAPS Ltd. 4.212% due 05/15/2043		5,039	4,501
METAL LLC 4.581% due 10/15/2042		11,929	7,265
MF1 Ltd. 6.237% due 10/16/2036 •		15,000	14,644
Morgan Stanley ABS Capital, Inc. Trust 6.005% due 03/25/2034 •		3,475	3,407
RBSSP Resecuritization Trust 5.298% due 11/26/2036 •		237	232
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		7,163	5,969
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,054
Soundview Home Loan Trust 5.610% due 06/25/2036 •		6,565	6,273
Start Ltd. 4.089% due 03/15/2044		3,704	3,266
Structured Asset Securities Corp. Mortgage Loan Trust 6.150% due 08/25/2037 •		75	74
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		25,000	25,116
5.169% due 04/01/2041		25,300	26,087
Venture CLO Ltd. 6.380% due 04/20/2032 •		8,000	7,879
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	22,830

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.706% due 02/15/2057		7,100	5,798

Total Asset-Backed Securities (Cost $222,449)			203,827

SOVEREIGN ISSUES 1.6%
Australia Government International Bond 1.000% due 11/21/2031	AUD	64,750	33,956
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	36,461
Chile Government International Bond 4.000% due 01/31/2052		3,200	2,617
Colombia Government International Bond 6.125% due 01/18/2041		200	163
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	22,720
3.125% due 04/16/2030		13,700	12,716
3.875% due 04/16/2050		12,600	10,624
Israel Government International Bond
3.800% due 05/13/2060		2,100	1,600
3.875% due 07/03/2050		18,000	14,797
4.125% due 01/17/2048		13,300	11,418
4.500% due 04/03/2120		4,600	3,729
Mexico Government International Bond
3.771% due 05/24/2061		59,442	40,564
6.338% due 05/04/2053		1,564	1,597
Peru Government International Bond
5.940% due 02/12/2029	PEN	493	134
6.350% due 08/12/2028		18,200	5,090
Poland Government International Bond 5.500% due 04/04/2053		$12,600	12,713
Qatar Government International Bond
4.400% due 04/16/2050		6,800	6,200
4.817% due 03/14/2049		4,000	3,852
5.103% due 04/23/2048		28,900	28,853
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	7,592
2.875% due 04/13/2042		9,100	6,120
3.750% due 02/07/2034		2,900	2,564
Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$6,800	2,962
4.750% due 05/27/2026 ^(b)		8,600	4,343
5.250% due 06/23/2047 ^(b)		1,200	534
5.250% due 06/23/2047 ^«(b)		12,400	744
5.625% due 04/04/2042 ^(b)		2,400	1,637
5.875% due 09/16/2043 ^(b)		800	504
Saudi Government International Bond
3.450% due 02/02/2061		13,100	9,237
4.000% due 04/17/2025		500	489
4.500% due 10/26/2046		47,700	41,902
4.625% due 10/04/2047		14,800	13,196
5.000% due 04/17/2049		15,000	13,998
5.000% due 01/18/2053		25,000	23,194
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,436
5.750% due 09/30/2049		38,900	27,633
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(b)		1,000	219

Total Sovereign Issues (Cost $521,800)			413,108

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(c)		179,468	3,446

Total Common Stocks (Cost $3,589)			3,446

CONVERTIBLE PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Wells Fargo & Co. 7.500%		20,200	23,270

Total Convertible Preferred Securities (Cost $24,500)			23,270

PREFERRED SECURITIES 3.4%
BANKING & FINANCE 0.2%
Citigroup, Inc. 7.375% due 05/15/2028 •(g)		12,850,000	12,793

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(g)	32,300,000	29,163
6.250% due 03/15/2030 •(g)	9,500,000	8,572

		50,528

FINANCIALS 2.9%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	130,000	12,943
American Express Co. 3.550% due 09/15/2026 •(g)	6,400,000	5,314
Bank of America Corp.
5.125% due 06/20/2024 •(g)	5,400,000	5,244
5.875% due 03/15/2028 •(g)	118,500,000	108,379
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(g)	3,700,000	3,597
Capital One Financial Corp. 3.950% due 09/01/2026 •(g)	16,000,000	11,994
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)	11,000,000	8,945
4.000% due 12/01/2030 •(g)	58,300,000	42,817
5.000% due 06/01/2027 •(g)	950,000	799
5.000% due 12/01/2027 •(g)	16,550,000	12,628
5.375% due 06/01/2025 •(g)	3,000,000	2,880
Citigroup, Inc.
3.875% due 02/18/2026 •(g)	43,600,000	36,587
4.000% due 12/10/2025 •(g)	3,000,000	2,581
4.700% due 01/30/2025 •(g)	300,000	259
CoBank ACB
4.250% due 01/01/2027 •(g)	12,600,000	10,011
6.450% due 10/01/2027 •(g)	15,000,000	14,178
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)	8,500,000	6,290
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)	21,900,000	17,018
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)	8,956,000	11,431
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	30,000,000	26,567
4.000% due 04/01/2025 •(g)	15,200,000	13,815
4.600% due 02/01/2025 •(g)	37,600,000	35,141
4.625% due 06/01/2026 (g)	831,000	17,019
5.000% due 08/01/2024 •(g)	35,100,000	34,191
6.000% due 08/01/2023 •(g)	8,410,000	8,413
6.100% due 10/01/2024 •(g)	84,300,000	84,022
6.125% due 04/30/2024 •(g)	29,650,000	29,690
6.750% due 02/01/2024 •(g)	26,742,000	26,813
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	24,804
Morgan Stanley 6.500% due 10/15/2027 (g)	618,300	16,051
Nationwide Building Society 10.250% ~	3,993	584
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(g)	9,200,000	6,806
State Street Corp.
5.625% due 12/15/2023 •(g)(k)	2,750,000	2,575
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	52,750	1,342
SVB Financial Group 4.100% due 02/15/2031 ^(b)(g)	12,900,000	924
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	15,934,000	13,763
U.S. Bancorp 5.300% due 04/15/2027 •(g)	20,300,000	16,484
Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	38,474,000	33,874
5.900% due 06/15/2024 ~(g)	59,225,000	58,508

		765,281

INDUSTRIALS 0.1%
General Electric Co. 8.882% (US0003M + 3.330%) due 09/15/2023 ~(g)(k)	36,573,000	36,690

UTILITIES 0.2%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	17,314,000	16,818
Dominion Energy, Inc. 4.350% due 01/15/2027 •(g)	5,000,000	4,238

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(g)	28,200,000	26,360

		47,416

Total Preferred Securities (Cost $995,549)		899,915

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%		35,123

U.S. TREASURY BILLS 0.0%
5.241% due 08/24/2023 - 09/14/2023 (d)(e)(k)(o)	3,244	3,214

Total Short-Term Instruments (Cost $38,337)		38,337

Total Investments in Securities (Cost $36,390,163)		31,539,551

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	16,290,344	158,391

Total Short-Term Instruments (Cost $158,376)		158,391

Total Investments in Affiliates (Cost $158,376)		158,391

Total Investments 120.3% (Cost $36,548,539)		$31,697,942
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $216,102)		(11,955)
Other Assets and Liabilities, net (20.3)%		(5,333,051)

Net Assets 100.0%		$26,352,936

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.561%	05/01/2032	04/27/2021	$6,945	$5,674	0.02%
Citigroup, Inc.	3.057	01/25/2033	10/19/2022	5,831	6,265	0.03
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	14,425	12,752	0.05
Deutsche Bank AG	2.129	11/24/2026	01/11/2023	11,014	10,860	0.04
Deutsche Bank AG	3.729	01/14/2032	02/02/2022 - 01/11/2023	33,357	27,245	0.10
Morgan Stanley	0.000	04/02/2032	02/11/2020 - 08/23/2021	53,971	38,810	0.15
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,385	14,265	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021 - 06/20/2023	15,398	13,620	0.05
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 01/13/2023	58,457	42,448	0.16
Oracle Corp.	6.900	11/09/2052	11/07/2022	19,987	22,468	0.09
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,029	0.10
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	9,500	8,548	0.03

$271,270	$228,984	0.87%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$35,123	U.S. Treasury Notes 4.625% due 06/30/2025	$(35,826)	$35,123	$35,125

Total Repurchase Agreements	$(35,826)	$35,123	$35,125

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.100%	07/03/2023	07/05/2023	$(40,762)	$(40,762)
5.120	07/03/2023	07/05/2023	(16,829)	(16,829)
BOS	5.100	06/21/2023	07/12/2023	(146,625)	(146,833)
5.100	07/03/2023	07/12/2023	(3,492)	(3,492)
5.100	07/05/2023	07/12/2023	(96,870)	(96,870)
5.110	07/03/2023	07/11/2023	(3,880)	(3,880)
5.140	06/28/2023	07/07/2023	(3,990)	(3,993)
5.170	06/21/2023	07/13/2023	(36,937)	(37,001)
5.180	06/21/2023	07/05/2023	(10,698)	(10,716)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

	5.180	06/21/2023	07/13/2023	(51,625)	(51,714)
	5.180	06/23/2023	07/13/2023	(26,837)	(26,875)
	5.180	06/30/2023	07/13/2023	(36,312)	(36,328)
BRC	4.950	05/05/2023	TBD(3)	(8,716)	(8,787)
BSN	5.180	05/04/2023	07/06/2023	(171,118)	(172,595)
	5.180	05/08/2023	07/06/2023	(36,627)	(36,923)
	5.180	06/01/2023	07/06/2023	(12,066)	(12,121)
	5.180	06/07/2023	07/06/2023	(35,100)	(35,231)
	5.180	06/08/2023	07/06/2023	(18,915)	(18,983)
CIB	5.170	06/15/2023	07/27/2023	(109,125)	(109,407)
	5.170	06/27/2023	07/27/2023	(18,130)	(18,146)
DEU	5.170	06/21/2023	07/06/2023	(5,541)	(5,550)
JPS	4.740	06/27/2023	07/11/2023	(54,244)	(54,287)
	4.930	06/16/2023	07/28/2023	(3,337)	(3,344)
	5.050	06/16/2023	07/28/2023	(2,338)	(2,344)
	5.100	06/16/2023	07/28/2023	(27,419)	(27,485)
NXN	5.160	05/04/2023	07/05/2023	(1,116,237)	(1,125,837)
RDR	4.250	05/05/2023	TBD(3)	(13,216)	(13,308)
STR	5.200	06/30/2023	07/03/2023	(640,062)	(640,340)

Total Reverse Repurchase Agreements					$(2,759,981)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

BCY	5.110%	06/27/2023	07/13/2023	$(4,200)	$(4,203)
	5.110	06/29/2023	07/13/2023	(8,580)	(8,585)
	5.110	06/30/2023	07/11/2023	(679)	(679)
	5.110	06/30/2023	07/13/2023	(16,103)	(16,110)
	5.120	06/27/2023	07/05/2023	(98)	(98)
	5.120	06/28/2023	07/05/2023	(2,058)	(2,060)
	5.120	06/29/2023	07/05/2023	(6,435)	(6,439)
	5.120	06/30/2023	07/05/2023	(8,343)	(8,346)
GSC	5.150	07/03/2023	07/05/2023	(2,812)	(2,812)
	5.190	06/21/2023	07/05/2023	(6,298)	(6,309)
MSC	5.190	06/21/2023	07/06/2023	(6,279)	(6,290)
	5.200	06/20/2023	07/05/2023	(4,261)	(4,269)
	5.200	06/21/2023	07/05/2023	(591)	(592)
	5.220	06/29/2023	07/03/2023	(1,365)	(1,366)
TDM	5.170	06/20/2023	07/06/2023	(733)	(734)
	5.170	06/21/2023	07/06/2023	(2,149)	(2,152)
	5.170	06/27/2023	07/06/2023	(963)	(964)
	5.170	06/27/2023	07/11/2023	(1,173)	(1,175)
	5.170	06/28/2023	07/11/2023	(343)	(343)
	5.180	06/21/2023	07/05/2023	(32,364)	(32,420)
	5.180	06/23/2023	07/05/2023	(3,677)	(3,682)
	5.180	06/27/2023	07/05/2023	(2,815)	(2,818)
UBS	5.160	05/09/2023	07/10/2023	(155,223)	(156,468)
	5.160	05/22/2023	07/10/2023	(15,731)	(15,825)
	5.160	05/23/2023	07/10/2023	(1,785)	(1,796)
	5.160	06/02/2023	07/10/2023	(8,856)	(8,896)
	5.160	06/07/2023	07/10/2023	(2,488)	(2,497)
	5.160	06/08/2023	07/10/2023	(9,481)	(9,515)
	5.160	06/13/2023	07/10/2023	(2,413)	(2,420)
	5.160	06/14/2023	07/10/2023	(2,067)	(2,072)
	5.160	06/20/2023	07/10/2023	(7,337)	(7,350)
	5.160	06/21/2023	07/10/2023	(60,523)	(60,627)
	5.160	06/26/2023	07/10/2023	(2,066)	(2,069)
	5.220	06/23/2023	08/07/2023	(518,425)	(519,176)
	5.220	06/27/2023	08/07/2023	(3,704)	(3,708)
	5.230	06/13/2023	07/24/2023	(215,426)	(216,052)
	5.230	06/20/2023	07/24/2023	(29,346)	(29,402)
	5.230	06/21/2023	07/24/2023	(55,471)	(55,567)
	5.230	06/23/2023	07/24/2023	(27,503)	(27,543)
	5.230	06/27/2023	07/24/2023	(519)	(519)
	5.260	06/27/2023	08/25/2023	(51,810)	(51,856)

Total Sale-Buyback Transactions					$(1,285,804)

(k)	Securities with an aggregate market value of $3,908,730 and cash of $412 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(3,979,832) at a weighted average interest rate of 5.041%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(4,392) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	164	$164	$(34)	$(33)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	615	615	(268)	(231)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	164	164	(30)	(36)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	615	615	(215)	(31)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	179	179	(69)	(27)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	179	179	(92)	(35)

Total Written Options	$(708)	$(393)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2023	500	$56,133	$(493)	$71	$0
U.S. Treasury Long-Term Bond September Futures	09/2023	159	20,178	6	119	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,102	130,518	(1,445)	327	0

$(1,932)	$517	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10,355	$(2,449,993)	$69,600	$0	$(906)
Euro-Bund September Futures	09/2023	1,071	(156,299)	1,401	1,099	(117)
United Kingdom Long Gilt September Futures	09/2023	10	(1,210)	11	8	0

$71,012	$1,107	$(1,023)

Total Futures Contracts	$69,080	$1,624	$(1,023)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	1.001%	$7,500	$305	$(308)	$(3)	$0	$(14)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.825	12,500	269	(440)	(171)	0	(22)

$574	$(748)	$(174)	$0	$(36)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.802%	$11,600	$2,127	$(975)	$1,152	$0	$(6)
AES Corp.	5.000	Quarterly	06/20/2027	1.175	15,000	2,072	4	2,076	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	79,100	(392)	554	162	201	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	3,700	5	(1)	4	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.049	$2,000	40	(30)	10	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.063	17,050	409	(250)	159	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680	2,200	(16)	36	20	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	1,000	(6)	15	9	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.789	2,200	(49)	66	17	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.548	EUR	5,600	86	(18)	68	2	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Ford Motor Co.	5.000	Quarterly	12/20/2023	0.933		$5,300	453	(342)	111	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276		13,200	192	(142)	50	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348		10,700	169	(99)	70	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420		59,200	518	(8)	510	0	(20)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		5,200	62	1	63	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.648		5,100	68	(9)	59	0	(1)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.058		6,800	744	(573)	171	2	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.571		4,900	890	(376)	514	0	(2)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.502		15,900	469	(244)	225	5	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.600		17,700	390	(283)	107	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	EUR	31,750	(1,210)	1,040	(170)	28	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.962		$10,800	1,877	(659)	1,218	4	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.912	EUR	5,100	44	(20)	24	6	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.860		20,500	219	(69)	150	70	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796		$10,000	240	(172)	68	12	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954		48,600	(140)	255	115	117	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.244	EUR	9,600	227	(147)	80	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.176		6,900	91	(148)	(57)	12	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.640		$10,900	78	51	129	0	(2)

							$9,657	$(2,543)	$7,114	$468	$(33)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-30 5-Year Index		1.000%	Quarterly	12/20/2023		$167,875	$(89)	$846	$757	$406	$0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		34,916	(6)	180	174	88	0
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		5,270	(15)	37	22	14	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		36,892	(1,371)	146	(1,225)	93	0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		276	(8)	3	(5)	1	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		46,184	(1,651)	563	(1,088)	108	0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		2,000	(149)	54	(95)	5	0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		11,100	81	99	180	13	0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		1,184,615	9,764	7,947	17,711	1,515	0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		8,941,600	85,002	52,000	137,002	12,045	0
iTraxx Europe Main 39 5-Year Index	1.000		Quarterly	06/20/2028	EUR	595,600	5,022	2,875	7,897	1,093	0

							$96,580	$64,750	$161,330	$15,381	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	12/15/2023	JPY	3,100,000	$(39)	$31	$(8)	$0	$0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	23,360,600	(157)	115	(42)	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	290,200	(55)	52	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	$275,000	1,177	32,779	33,956	58	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,179,600	77,408	56,676	134,084	110	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	584,500	37,865	12,632	50,497	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	51,000	(179)	(861)	(1,040)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	42,400	(146)	(1,056)	(1,202)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	19,500	(54)	(271)	(325)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,500	10	22	32	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	55,200	(197)	(604)	(801)	135	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	70,700	(322)	(1,259)	(1,581)	182	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	18,500	(169)	(340)	(509)	191	0
Receive(6)	6-Month EUR-EURIBOR	3.250	Annual	12/15/2033	EUR	96,500	(981)	(1,687)	(2,668)	609	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	37,560	3,672	17,731	21,403	178	0

$117,833	$113,960	$231,793	$1,607	$(3)

Total Swap Agreements	$224,644	$175,419	$400,063	$17,456	$(72)

(m)

Securities with an aggregate market value of $588,518 and cash of $19,136 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	1,929	$1,262	$0	$(23)
07/2023	$3,508	AUD	5,286	14	0
08/2023	AUD	5,286	$3,511	0	(13)
BOA	07/2023	10,152	6,619	0	(144)
BPS	07/2023	EUR	42,779	45,988	0	(693)
07/2023	$2,503	AUD	3,779	14	0
07/2023	46,864	EUR	42,779	0	(183)
08/2023	AUD	3,779	$2,505	0	(14)
08/2023	EUR	40,045	43,939	182	0
08/2023	$274	PEN	1,000	1	0
BRC	07/2023	PEN	4,874	$1,338	0	(4)
07/2023	$11,713	GBP	9,234	37	(23)
08/2023	1,338	PEN	4,885	3	0
09/2023	3,828	14,020	15	0
BSH	07/2023	8,148	29,986	114	0
CBK	07/2023	AUD	3,337	$2,177	0	(46)
07/2023	PEN	17,894	4,605	0	(327)
07/2023	$56,928	PEN	208,564	528	0
08/2023	PEN	150,523	$38,529	0	(2,861)
08/2023	$3,490	PEN	13,631	255	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

DUB	07/2023	PEN	35,788	$9,817	0	(45)
07/2023	$4,892	PEN	17,894	40	0
09/2023	8,493	31,117	37	0
GLM	07/2023	6,146	22,439	31	0
09/2023	12,445	45,486	18	0
JPM	07/2023	AUD	7,425	$4,855	0	(92)
09/2023	PEN	249,649	67,803	0	(600)
MBC	07/2023	GBP	55,200	68,330	0	(1,774)
08/2023	$13,007	EUR	11,975	78	0
MYI	07/2023	3,471	GBP	2,793	76	0
08/2023	274	PEN	1,000	1	0
SCX	07/2023	AUD	10,482	$6,849	0	(133)
07/2023	$5,154	AUD	7,764	18	0
08/2023	AUD	7,764	$5,158	0	(18)
08/2023	PEN	13,631	3,695	0	(49)
09/2023	$12,557	PEN	46,374	156	0
SSB	07/2023	PEN	120,610	$33,143	0	(85)
08/2023	$33,062	PEN	120,610	72	0
TOR	07/2023	AUD	6,744	$4,411	0	(82)
07/2023	$6,311	AUD	9,555	54	0
07/2023	54,860	GBP	43,173	0	(30)
08/2023	AUD	9,555	$6,316	0	(54)
08/2023	GBP	43,173	54,872	31	0
UAG	07/2023	AUD	1,544	1,011	0	(18)
07/2023	$10,169	AUD	15,228	24	(48)
08/2023	AUD	15,228	$10,177	48	(24)

Total Forward Foreign Currency Contracts	$1,847	$(7,383)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.495%	09/18/2023	50,000	$0	$22,332

Total Purchased Options	$0	$22,332

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.050%	09/18/2023	285,000	$0	$(45,714)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	29,000	(112)	(138)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	29,000	(112)	(85)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	19,100	(125)	(48)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	19,100	(125)	(15)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	10,400	(76)	(46)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	10,400	(76)	(25)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	13,100	(42)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	13,100	(42)	(14)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	10,400	(71)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	10,400	(71)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	13,300	(31)	(25)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	13,300	(31)	(47)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	11,200	(36)	(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	11,200	(36)	(54)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	17,100	(62)	(63)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	17,100	(62)	(65)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	11,000	(76)	(1)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	11,000	(76)	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	13,200	(31)	(25)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	13,200	(31)	(47)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	11,100	(36)	(22)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	11,100	(36)	(54)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	13,600	(48)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	13,600	(48)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	30,700	(105)	(39)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	30,700	(105)	(128)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	13,400	(43)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	13,400	(43)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	13,300	(46)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	13,300	(46)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	13,600	(45)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	13,600	(45)	(56)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	16,700	(56)	(30)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	16,700	(56)	(69)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	14,600	(48)	(29)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	14,600	(48)	(70)

$(2,178)	$(46,998)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	$95.875	08/07/2023	16,000	$(95)	$(93)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	16,000	(88)	(23)

$(183)	$(116)

Total Written Options	$(2,361)	$(47,114)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.668%	$1,400	$(37)	$8	$0	$(29)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	44,400	(859)	1,404	545	0
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.654	43,300	80	415	495	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	1,950	(23)	29	6	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	1,100	(30)	7	0	(23)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	700	(62)	31	0	(31)
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.519	8,800	98	(35)	63	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.560	3,000	46	(26)	20	0
Baidu, Inc.	1.000	Quarterly	12/20/2024	0.528	18,900	(79)	213	134	0
Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.400	9,300	(242)	143	0	(99)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.455	8,400	183	(73)	110	0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.378	700	(7)	13	6	0
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.519	1,400	13	(3)	10	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	400	(4)	6	2	0
Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819	1,100	4	(1)	3	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	1,100	(29)	6	0	(23)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	300	(11)	2	0	(9)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	3,800	(92)	139	47	0
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.654	13,100	9	141	150	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	14,800	(239)	359	120	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.400	9,400	(245)	145	0	(100)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	12,300	(498)	124	0	(374)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	5,700	(508)	257	0	(251)
Equinix, Inc.	5.000	Quarterly	06/20/2027	1.431	8,800	1,230	(99)	1,131	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	16,900	(141)	321	180	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	5,600	(96)	91	0	(5)
South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.335	12,400	(498)	444	0	(54)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	200	(8)	2	0	(6)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	9,300	(73)	201	128	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.284	19,000	260	(123)	137	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.351	9,400	130	(40)	90	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	2.343	73,600	(936)	(2,095)	0	(3,031)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.446	8,300	0	(66)	0	(66)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	3,400	(192)	89	0	(103)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	4,000	(357)	181	0	(176)
Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.162	18,300	357	(131)	226	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	14,000	(123)	272	149	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442	1,500	(21)	41	20	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	23,100	65	193	258	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	16,700	(56)	202	146	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	40,900	(930)	892	0	(38)

$(3,921)	$3,679	$4,176	$(4,418)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$46	$0	$(7)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,022	(448)	426	0	(22)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	197	0	(31)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,300	(582)	553	0	(29)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	120	0	(20)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(74)	0	(83)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	79	0	(13)

$(1,552)	$1,347	$0	$(205)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	250,000	4.920% (1-Month USD-LIBOR less a specified spread)	Monthly	01/10/2024	$27,035	$0	$114	$114	$0
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	957,216	4.820% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	103,513	0	430	430	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,500,000	4.820% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	162,210	0	674	674	0

$0	$1,218	$1,218	$0

Total Swap Agreements	$(5,473)	$6,244	$5,394	$(4,623)

(o)

Securities with an aggregate market value of $30,364 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$130,819	$58,714	$189,533
Corporate Bonds & Notes
Banking & Finance	0	6,341,380	27,686	6,369,066
Industrials	0	9,835,272	0	9,835,272
Utilities	0	4,057,675	0	4,057,675
Municipal Bonds & Notes
California	0	270,926	0	270,926
Florida	0	12,511	0	12,511
Georgia	0	50,605	0	50,605
Illinois	0	32,589	0	32,589
Indiana	0	1,991	0	1,991
Massachusetts	0	3,331	0	3,331
Michigan	0	35,809	0	35,809
Nevada	0	3,205	0	3,205
New Jersey	0	10,961	0	10,961
New Mexico	0	5,242	0	5,242
New York	0	112,847	0	112,847
Ohio	0	66,294	0	66,294
Oregon	0	10,119	0	10,119
Pennsylvania	0	12,683	0	12,683
Texas	0	54,543	0	54,543
Virginia	0	1,418	0	1,418
Wisconsin	0	4,279	0	4,279
U.S. Government Agencies	0	1,772,281	0	1,772,281
U.S. Treasury Obligations	0	6,974,570	0	6,974,570
Non-Agency Mortgage-Backed Securities	0	69,709	189	69,898
Asset-Backed Securities	0	203,827	0	203,827
Sovereign Issues	0	412,364	744	413,108
Common Stocks
Industrials	0	0	3,446	3,446
Convertible Preferred Securities
Financials	23,270	0	0	23,270
Preferred Securities
Banking & Finance	0	50,528	0	50,528
Financials	34,412	730,869	0	765,281
Industrials	0	36,690	0	36,690
Utilities	0	47,416	0	47,416
Short-Term Instruments
Repurchase Agreements	0	35,123	0	35,123
U.S. Treasury Bills	0	3,214	0	3,214

$57,682	$31,391,090	$90,779	$31,539,551
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$158,391	$0	$0	$158,391

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Investments	$216,073	$31,391,090	$90,779	$31,697,942

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,107	17,973	0	19,080
Over the counter	0	29,573	0	29,573

	$1,107	$47,546	$0	$48,653
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(117)	(1,371)	0	(1,488)
Over the counter	0	(59,120)	0	(59,120)

	$(117)	$(60,491)	$0	$(60,608)

Total Financial Derivative Instruments	$990	$(12,945)	$0	$(11,955)

Totals	$217,063	$31,378,145	$90,779	$31,685,987

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4% ¤
CORPORATE BONDS & NOTES 14.4%
BANKING & FINANCE 11.3%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	$500	$460
American Express Co. 2.550% due 03/04/2027	6,250	5,695
Arch Capital Group Ltd. 3.635% due 06/30/2050	600	440
Ares Finance Co. LLC 3.650% due 02/01/2052	700	452
Aviation Capital Group LLC 4.125% due 08/01/2025	800	748
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,492
1.734% due 07/22/2027 •	3,000	2,680
2.592% due 04/29/2031 •	7,000	5,880
3.093% due 10/01/2025 •	4,900	4,715
4.271% due 07/23/2029 •	2,000	1,899
4.827% due 07/22/2026 •	8,000	7,867
Banque Federative du Credit Mutuel SA 6.210% (US0003M + 0.960%) due 07/20/2023 ~	5,600	5,601
Barclays PLC
4.375% due 01/12/2026	7,000	6,728
4.972% due 05/16/2029 •	1,800	1,703
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,069
BNP Paribas SA 1.904% due 09/30/2028 •	10,500	8,954
BOC Aviation Ltd. 6.667% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,800
BPCE SA
1.000% due 01/20/2026	1,700	1,514
5.700% due 10/22/2023	750	747
5.975% due 01/18/2027 •	1,500	1,487
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,028
Citigroup, Inc.
2.572% due 06/03/2031 •(c)	2,500	2,087
2.976% due 11/05/2030 •	450	390
3.668% due 07/24/2028 •	700	655
6.618% (SOFRRATE + 1.528%) due 03/17/2026 ~(c)	8,500	8,582
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •	900	862
Corebridge Global Funding 5.750% due 07/02/2026 (a)	1,000	997
Corporate Office Properties LP 2.900% due 12/01/2033	750	521
Credit Suisse AG 0.520% due 08/09/2023	300	298
Deutsche Bank AG
3.035% due 05/28/2032 •(c)	3,400	2,680
3.961% due 11/26/2025 •	3,000	2,862
Equinix, Inc. 3.200% due 11/18/2029	600	528
Essex Portfolio LP 3.500% due 04/01/2025	850	815
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	578
5.625% due 08/16/2032	1,500	1,450
GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,484
1.950% due 09/15/2028	3,600	3,020
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	88
2.640% due 02/24/2028 •	6,125	5,562
3.691% due 06/05/2028 •	1,000	940
6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,079
7.063% (US0003M + 1.600%) due 11/29/2023 ~	5,000	5,024
Guardian Life Global Funding 1.100% due 06/23/2025	1,400	1,274
Healthpeak OP LLC 3.250% due 07/15/2026	1,000	932

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

HSBC Holdings PLC
3.803% due 03/11/2025 •	4,900	4,806
3.973% due 05/22/2030 •	2,600	2,337
4.292% due 09/12/2026 •	1,300	1,251
4.755% due 06/09/2028 •	3,350	3,221
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	303
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,314
3.540% due 05/01/2028 •	4,300	4,023
3.797% due 07/23/2024 •	1,000	999
4.851% due 07/25/2028 •	10,000	9,872
Lazard Group LLC 3.750% due 02/13/2025	500	481
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,381
3.574% due 11/07/2028 •	4,100	3,718
4.450% due 05/08/2025	1,400	1,357
4.582% due 12/10/2025	600	575
MassMutual Global Funding 3.400% due 03/08/2026	400	380
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024	2,000	1,938
4.080% due 04/19/2028 •	1,000	950
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •	300	289
Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,181
3.125% due 07/27/2026	1,000	937
5.164% due 04/20/2029 •	5,400	5,338
Nationwide Building Society 4.363% due 08/01/2024 •	4,085	4,077
NatWest Group PLC 1.642% due 06/14/2027 •	5,500	4,844
New York Life Global Funding 0.950% due 06/24/2025	1,200	1,097
Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,842
2.999% due 01/22/2032	1,000	811
Northwestern Mutual Global Funding 4.900% due 06/12/2028	2,000	1,986
Pacific Life Global Funding 1.375% due 04/14/2026	1,200	1,073
Physicians Realty LP 4.300% due 03/15/2027	700	660
Principal Life Global Funding 0.750% due 04/12/2024	8,600	8,258
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	283
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	432
3.244% due 10/05/2026	1,000	901
4.400% due 07/13/2027	300	282
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,779
1.673% due 06/14/2027 •	1,000	862
3.823% due 11/03/2028 •	300	270
Santander U.K. PLC 5.000% due 11/07/2023	563	560
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023	1,300	1,299
Societe Generale SA
3.875% due 03/28/2024	1,000	979
6.446% due 01/10/2029 •	3,000	3,008
Spirit Realty LP 3.400% due 01/15/2030	700	595
Standard Chartered PLC
3.265% due 02/18/2036 •	800	630
3.785% due 05/21/2025 •	3,000	2,928
6.187% due 07/06/2027 (a)	1,800	1,802
6.832% (SOFRRATE + 1.740%) due 03/30/2026 ~	3,000	3,023
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	3,000	2,846
5.464% due 01/13/2026	4,500	4,487
SURA Asset Management SA 4.375% due 04/11/2027	1,000	938
SVB Financial Group 3.500% due 01/29/2025 ^(b)	1,600	1,163
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	3,400	2,985
Truist Financial Corp. 1.950% due 06/05/2030	1,000	796
UBS Group AG
2.193% due 06/05/2026 •	1,000	917
3.091% due 05/14/2032 •	3,900	3,156
4.550% due 04/17/2026	700	673

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.703% due 08/05/2027 •	4,100	3,920
6.442% due 08/11/2028 •	5,650	5,676
Wells Fargo & Co. 4.300% due 07/22/2027	4,000	3,840
Welltower, Inc. 4.000% due 06/01/2025	4,500	4,350
WP Carey, Inc. 4.250% due 10/01/2026	500	481

		253,827

INDUSTRIALS 2.1%
7-Eleven, Inc. 0.800% due 02/10/2024	3,000	2,908
Adventist Health System 2.952% due 03/01/2029	2,500	2,191
Aker BP ASA 2.000% due 07/15/2026	700	629
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,141	1,024
American Honda Finance Corp. 5.000% due 05/23/2025	1,000	996
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	580	562
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,513
Dell International LLC 6.020% due 06/15/2026	3,100	3,152
Energy Transfer LP 4.500% due 11/01/2023	2,000	1,992
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	426
Global Payments, Inc. 2.900% due 11/15/2031	500	407
Harvest Operations Corp. 1.000% due 04/26/2024	9,800	9,413
HCA, Inc. 3.125% due 03/15/2027	2,000	1,838
Hyundai Capital America 5.875% due 04/07/2025	500	500
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,104	1,794
Marriott International, Inc. 2.750% due 10/15/2033	900	716
Reliance Steel & Aluminum Co. 2.150% due 08/15/2030	500	408
Sutter Health 2.294% due 08/15/2030	2,800	2,317
United Airlines Pass-Through Trust
2.700% due 11/01/2033	344	289
2.900% due 11/01/2029	1,280	1,113
4.150% due 10/11/2025	743	731
4.550% due 08/25/2031	1,277	1,139
5.875% due 04/15/2029	1,869	1,855
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	6,100	5,692
Woodside Finance Ltd. 3.700% due 03/15/2028	700	645
WRKCo, Inc. 3.900% due 06/01/2028	800	746

		46,996

UTILITIES 1.0%
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	152
NBN Co. Ltd. 1.450% due 05/05/2026	1,000	900
Pacific Gas & Electric Co.
4.250% due 08/01/2023	1,200	1,199
4.400% due 03/01/2032	3,000	2,602
4.950% due 06/08/2025	1,700	1,648
5.450% due 06/15/2027	1,600	1,557
Southern California Edison Co.
4.900% due 06/01/2026	1,600	1,578
5.300% due 03/01/2028	2,100	2,102
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	10,729	10,220

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Verizon Communications, Inc. 4.016% due 12/03/2029	820	768

		22,726

Total Corporate Bonds & Notes (Cost $344,472)		323,549

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.1%
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	1,000	817
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,307

		3,124

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,812
1.471% due 10/01/2026	700	620

		2,432

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,194

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2019 3.540% due 03/15/2028	7,000	6,605
New York State Urban Development Corp. Revenue Notes, Series 2020 1.346% due 03/15/2026	2,300	2,085

		8,690

OREGON 0.1%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	2,000	1,723

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	1,800	1,826
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,237

		4,063

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	251
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	2,200	2,112
1.820% due 06/01/2026	800	720

		3,083

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	600	504

Total Municipal Bonds & Notes (Cost $25,813)		24,853

U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
0.750% due 11/25/2050	2,484	1,804
3.000% due 11/01/2051	10,819	9,539
4.316% due 01/25/2047 •	559	547
4.361% due 12/25/2046 •	562	551
4.366% due 10/01/2037 •	56	57
4.603% due 10/25/2046 •	676	663
5.390% due 06/25/2037 •	43	42
5.600% due 07/25/2049 •	1,534	1,487
5.660% due 03/25/2041 •	808	797
5.690% due 07/01/2034 •	38	38
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,290
Freddie Mac
0.650% due 10/27/2025	9,200	8,338

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

0.800% due 10/28/2026	9,200	8,113
1.000% due 12/15/2040 - 05/25/2047	3,118	2,796
2.500% due 09/25/2048	1,713	1,528
3.000% due 08/15/2046	618	576
4.000% due 08/01/2042 - 10/01/2048	4,468	4,261
4.280% due 10/15/2037 •	656	642
4.313% due 07/15/2041 •	855	835
4.500% due 02/01/2049	2,022	1,983
4.910% due 06/01/2037 •	66	66
Ginnie Mae
1.500% due 10/20/2045	1,700	1,345
4.296% due 12/20/2064 •	1,299	1,280
4.643% due 02/20/2066 •	7	7
4.733% due 04/20/2066 •	2,022	2,002
4.968% due 06/20/2065 •	595	589
5.005% due 01/20/2067 •	1,162	1,155
5.328% due 09/20/2065 •	723	718
5.444% due 08/20/2065 •	950	944
5.521% due 11/20/2065 •	344	343
5.545% due 04/20/2066 •	2,987	2,963
5.554% due 02/20/2067 •	895	890
5.614% due 10/20/2065 •	1,422	1,413
5.634% due 07/20/2063 •	224	223
5.664% due 06/20/2065 •	922	915
5.694% due 03/20/2065 •	1,176	1,165
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 05/01/2052	35,839	31,621
3.500% due 06/01/2052	20,785	18,968
4.000% due 08/01/2042 - 11/01/2052	43,523	40,880
4.500% due 08/01/2048 - 02/01/2053	9,515	9,164
5.500% due 04/01/2034 - 04/01/2039	93	95
Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	53,700	51,657

Total U.S. Government Agencies (Cost $224,526)		217,290

U.S. TREASURY OBLIGATIONS 54.4%
U.S. Treasury Notes
3.625% due 05/15/2026	100,000	97,574
4.000% due 06/30/2028	25,200	25,064
4.125% due 06/15/2026	46,400	45,936
4.375% due 10/31/2024 (f)	300,000	296,432
4.500% due 11/30/2024	689,100	681,886
4.750% due 06/30/2025	73,700	73,367

Total U.S. Treasury Obligations (Cost $1,235,885)		1,318,690

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	2,425	2,314
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,523
Atrium Hotel Portfolio Trust 6.393% due 06/15/2035 •	3,400	3,327
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	2,456	2,322
BANK
2.808% due 10/17/2052	2,500	2,268
2.978% due 11/15/2062	12,500	10,836
3.279% due 11/15/2054	786	717
3.432% due 05/15/2062	2,550	2,354
3.623% due 04/15/2052	3,000	2,830
4.005% due 02/15/2052	7,100	6,592
4.217% due 08/15/2061 ~	7,000	6,594
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,120	1,064
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	3,844
BX Commercial Mortgage Trust
5.923% due 10/15/2036 •	969	939
6.114% due 12/15/2038 •	3,850	3,758
BX Trust
5.782% due 09/15/2034 •	9,140	8,830
5.896% due 04/15/2039 •	1,954	1,878
6.092% due 10/15/2036 •	8,300	8,054
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,147	1,087
3.297% due 10/12/2050	3,726	3,526
Commercial Mortgage Trust
2.315% due 02/10/2037 ~	2,000	1,856
3.178% due 02/10/2035	4,900	4,552
3.244% due 10/10/2029	2,000	1,874
3.550% due 02/10/2049	600	582
4.181% due 05/10/2051	1,010	968
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	2,367	2,272

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

EQUS Mortgage Trust 5.948% due 10/15/2038 •	6,900	6,710
Extended Stay America Trust 6.274% due 07/15/2038 •	5,252	5,155
GCT Commercial Mortgage Trust 5.993% due 02/15/2038 •	5,000	4,288
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	2,300	2,302
GS Mortgage Securities Trust 3.801% due 01/10/2047	699	694
Hawaii Hotel Trust 6.343% due 05/15/2038 •	3,400	3,361
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,853
InTown Mortgage Trust 7.636% due 08/15/2039 •	4,000	4,009
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,527
6.363% due 07/05/2033 •	2,033	1,861
6.493% due 03/15/2036 •	6,800	6,211
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	953	902
3.409% due 10/15/2050	2,000	1,818
MAD Mortgage Trust 3.294% due 08/15/2034 ~	7,100	6,534
Morgan Stanley Capital Trust
2.606% due 08/15/2049	364	345
2.860% due 11/15/2049	2,087	1,990
6.362% due 12/15/2038 •	4,700	4,431
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039	3,400	2,874
New Orleans Hotel Trust 6.182% due 04/15/2032 •	2,700	2,597
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	2,100	1,842
SREIT Trust 5.893% due 10/15/2038 •	2,400	2,334
Starwood Mortgage Trust 6.051% due 11/15/2036 •	2,550	2,484
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,259	2,137
3.460% due 04/15/2052	3,200	2,960
3.903% due 02/15/2051	1,405	1,338
4.119% due 06/15/2051	2,000	1,897
Waikiki Beach Hotel Trust 6.243% due 12/15/2033 •	5,270	5,133
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	757	721
2.911% due 06/15/2049	605	579
3.390% due 11/15/2050	1,047	1,000
4.147% due 06/15/2051	577	556
6.203% due 02/15/2037 •	4,000	3,924

Total Non-Agency Mortgage-Backed Securities (Cost $184,820)		179,128

ASSET-BACKED SECURITIES 12.3%
ACREC Ltd. 6.308% due 10/16/2036 •	1,460	1,440
American Express Credit Account Master Trust 4.950% due 10/15/2027	3,800	3,777
Anchorage Capital CLO Ltd. 6.400% due 07/15/2032 •	5,000	4,932
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •	1,621	1,610
Apidos CLO 6.340% due 04/15/2031 •	750	743
Apres Static CLO Ltd. 6.330% due 10/15/2028 •	591	591
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •	3,000	2,943
AREIT Trust
6.237% due 11/17/2038 •	6,046	5,891
6.317% due 01/20/2037 •	3,269	3,187
7.333% due 06/17/2039 •	7,000	7,000
Ares CLO Ltd.
6.312% due 04/18/2031 •	3,400	3,363
6.323% due 04/22/2031 •	2,000	1,978
Atlas Senior Loan Fund Ltd.
6.350% due 01/15/2031 •	1,383	1,365
6.353% due 04/22/2031 •	1,300	1,274
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028	4,000	3,943
5.780% due 04/20/2028	6,400	6,353
BA Credit Card Trust 4.790% due 05/15/2028	5,600	5,565

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Babson CLO Ltd. 6.240% due 01/20/2031 •	1,956	1,940
BDS Ltd.
6.507% due 12/16/2036 •	4,300	4,218
6.876% due 03/19/2039 •	5,500	5,440
7.227% due 08/19/2038 •	2,400	2,396
BPCRE Holder LLC 7.491% due 01/16/2037 •	7,000	6,965
BSPRT Issuer Ltd. 7.443% due 07/15/2039 •	4,500	4,483
Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,508
4.950% due 10/15/2027	5,200	5,169
Carlyle Global Market Strategies CLO Ltd. 6.353% due 04/22/2032 •	1,800	1,780
Cedar Funding CLO Ltd. 6.250% due 01/20/2031 •	6,004	5,962
CLNC Ltd. 6.455% due 08/20/2035 •	125	123
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •	4,584	4,527
Dell Equipment Finance Trust 4.140% due 07/22/2027	2,000	1,954
DLLAD LLC 0.640% due 09/21/2026	2,800	2,644
DLLMT LLC 5.340% due 03/22/2027	6,500	6,409
DLLST LLC
3.400% due 01/21/2025	9,750	9,584
3.690% due 09/20/2028	1,300	1,255
ECMC Group Student Loan Trust
5.900% due 02/27/2068 •	1,253	1,215
5.950% due 09/25/2068 •	2,040	1,983
6.150% due 07/25/2069 •	2,792	2,736
6.150% due 01/27/2070 •	1,348	1,319
6.200% due 05/25/2067 •	784	762
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •	3,000	2,897
FS Rialto Issuer LLC 6.966% due 01/19/2039 •	6,500	6,427
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •	901	889
HGI CRE CLO Ltd. 6.767% due 04/20/2037 •	3,200	3,144
LCCM Trust 6.461% due 12/13/2038 •	1,960	1,916
LCM Ltd. 6.330% due 04/20/2031 •	2,000	1,961
LMREC LLC 6.200% due 04/22/2037 •	1,053	1,029
LoanCore Issuer Ltd.
6.493% due 11/15/2038 •	4,600	4,413
6.616% due 01/17/2037 •	2,300	2,263
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	2,200	2,072
MF1 LLC 7.711% due 09/17/2037 •	3,200	3,205
MF1 Ltd. 6.417% due 02/19/2037 •	5,000	4,889
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •	1,551	1,529
MMAF Equipment Finance LLC 5.570% due 09/09/2025	6,600	6,566
Navient Private Education Loan Trust 6.643% due 07/16/2040 •	2,218	2,215
Navient Student Loan Trust 6.300% due 07/26/2066 •	4,903	4,849
Nelnet Student Loan Trust
5.750% due 03/25/2030 •	43	43
6.187% due 04/20/2062 •	4,800	4,689
Newark BSL CLO Ltd. 6.225% due 07/25/2030 •	657	653
Oaktree CLO Ltd. 6.383% due 04/22/2030 •	3,000	2,954
OSD CLO Ltd. 6.130% due 04/17/2031 •	2,442	2,414
OZLM Ltd. 6.410% due 07/20/2032 •	1,800	1,764
Palmer Square Loan Funding Ltd. 6.060% due 10/15/2029 •	1,132	1,120
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028	1,810	1,800
PFP Ltd.
6.158% due 08/09/2037 •	1,669	1,628
7.376% due 08/19/2035 •	4,600	4,607

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Ready Capital Mortgage Financing LLC
6.100% due 07/25/2036 •	2,034	1,977
6.150% due 04/25/2038 •	1,897	1,857
7.636% due 10/25/2039 •	2,996	3,004
Saranac CLO Ltd. 6.684% due 08/13/2031 •	4,200	4,150
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,000	2,994
5.470% due 12/20/2029	3,200	3,190
Shelter Growth CRE Issuer Ltd. 7.372% due 06/17/2037 •	8,600	8,514
SLC Student Loan Trust
5.381% due 05/15/2029 •	334	332
6.271% due 11/25/2042 •	120	120
SLM Private Education Loan Trust 9.943% due 10/15/2041 •	2,333	2,436
SLM Student Loan Trust 5.395% due 10/25/2028 •	72	72
SMB Private Education Loan Trust
3.630% due 11/15/2035	6,413	6,109
5.923% due 01/15/2053 •	2,917	2,845
6.517% due 02/16/2055 •	973	964
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •	7,000	6,746
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •	3,700	3,655
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •	4,100	3,987
Venture CLO Ltd.
6.240% due 07/20/2030 •	3,773	3,720
6.270% due 04/20/2029 •	407	406
6.459% due 07/30/2032 •	2,000	1,966
Vibrant CLO Ltd.
6.370% due 07/20/2032 •	3,900	3,834
6.460% due 06/20/2029 •	1,792	1,790
VMC Finance LLC 6.257% due 06/16/2036 •	462	453
Wellfleet CLO Ltd.
6.140% due 04/20/2029 •	1,704	1,702
6.140% due 07/20/2029 •	2,291	2,266
6.310% due 10/20/2029 •	1,188	1,182

Total Asset-Backed Securities (Cost $278,977)		276,534

SOVEREIGN ISSUES 0.3%
Province of Ontario 3.050% due 01/29/2024	5,000	4,929
Province of Quebec 2.500% due 04/20/2026	2,200	2,074

Total Sovereign Issues (Cost $7,188)		7,003

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (d) 1.2%		27,781

Total Short-Term Instruments (Cost $27,781)		27,781

Total Investments in Securities (Cost $2,329,462)		2,276,397

Total Investments 101.4% (Cost $2,329,462)		$2,276,397
Financial Derivative Instruments (e)(h) (0.0)%(Cost or Premiums, net $998)		(227)
Other Assets and Liabilities, net (1.4)%		(31,977)

Net Assets 100.0%		$2,244,193

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$2,500	$2,087	0.09%
Citigroup, Inc.	6.618	03/17/2026	03/10/2022	8,500	8,582	0.38
Deutsche Bank AG	3.035	05/28/2032	08/05/2021 - 04/27/2022	3,180	2,680	0.12

$14,180	$13,349	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.160%	06/30/2023	07/03/2023	$27,000	U.S. Treasury Notes 0.500% due 06/30/2027	$(27,596)	$27,000	$27,012
FICC	2.400	06/30/2023	07/03/2023	781	U.S. Treasury Notes 4.625% due 06/30/2025	(797)	781	781

Total Repurchase Agreements	$(28,393)	$27,781	$27,793

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	1,865	$379,236	$(5,349)	$0	$(58)
U.S. Treasury 10-Year Note September Futures	09/2023	201	22,565	(264)	28	0

$(5,613)	$28	$(58)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	56	$(5,997)	$118	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	663	(78,524)	879	0	(197)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	101	(13,758)	(126)	0	(126)

$871	$0	$(323)

Total Futures Contracts	$(4,742)	$28	$(381)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.455%	$5,400	$68	$(52)	$16	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.553	2,100	1	9	10	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680	1,200	(6)	17	11	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420	2,000	33	(16)	17	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	1,300	17	(1)	16	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	200	2	0	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	1,900	(5)	9	4	4	0

						$110	$(34)	$76	$7	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027	$6,300	$2	$92	$94	$8	$0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028	83,000	886	386	1,272	112	0

						$888	$478	$1,366	$120	$0

Total Swap Agreements						$998	$444	$1,442	$127	$(1)

(f)	Securities with an aggregate market value of $6,463 and cash of $10,592 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$253,827	$0	$253,827
Industrials						0	46,996	0	46,996
Utilities						0	22,726	0	22,726
Municipal Bonds & Notes
California						0	3,124	0	3,124
Florida						0	2,432	0	2,432
Idaho						0	1,194	0	1,194
Massachusetts						0	40	0	40
New York						0	8,690	0	8,690
Oregon						0	1,723	0	1,723
Texas						0	4,063	0	4,063
West Virginia						0	3,083	0	3,083
Wisconsin						0	504	0	504
U.S. Government Agencies						0	217,290	0	217,290
U.S. Treasury Obligations						0	1,220,259	0	1,220,259
Non-Agency Mortgage-Backed Securities						1,856	177,272	0	179,128
Asset-Backed Securities						0	276,534	0	276,534
Sovereign Issues						0	7,003	0	7,003
Short-Term Instruments
Repurchase Agreements						0	27,781	0	27,781

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Investments	$1,856	$2,274,541	$0	$2,276,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$155	$0	$155

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(382)	$0	$(382)

Total Financial Derivative Instruments	$0	$(227)	$0	$(227)

Totals	$1,856	$2,274,314	$0	$2,276,170

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.9% ¤
CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 13.5%
American Tower Corp. 2.750% due 01/15/2027	$4,000	$3,643
Andrew W Mellon Foundation 0.947% due 08/01/2027	7,000	6,063
Aviation Capital Group LLC 4.125% due 08/01/2025	600	561
Banco Santander SA 1.849% due 03/25/2026	2,000	1,791
Bank of America Corp.
1.319% due 06/19/2026 •	4,000	3,666
1.658% due 03/11/2027 •	11,900	10,714
1.734% due 07/22/2027 •	7,200	6,432
1.922% due 10/24/2031 •	2,900	2,296
3.093% due 10/01/2025 •	6,000	5,774
3.194% due 07/23/2030 •	100	88
3.419% due 12/20/2028 •	5,842	5,362
3.593% due 07/21/2028 •	2,500	2,326
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,102
2.852% due 05/07/2026 •	3,000	2,811
2.894% due 11/24/2032 •	8,000	6,302
7.437% due 11/02/2033 •	9,300	10,067
BNP Paribas SA
1.323% due 01/13/2027 •	1,100	976
1.904% due 09/30/2028 •	15,000	12,791
2.871% due 04/19/2032 •	7,050	5,780
3.052% due 01/13/2031 •	4,400	3,760
3.500% due 11/16/2027	1,700	1,564
BOC Aviation Ltd. 6.667% (US0003M + 1.125%) due 09/26/2023 ~	5,000	5,000
BPCE SA
1.000% due 01/20/2026	1,200	1,069
2.375% due 01/14/2025	6,900	6,473
4.500% due 03/15/2025	2,000	1,920
5.700% due 10/22/2023	500	498
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	508
Citigroup, Inc.
2.572% due 06/03/2031 •(d)	6,600	5,509
2.976% due 11/05/2030 •	3,628	3,147
3.980% due 03/20/2030 •	2,000	1,851
6.618% (SOFRRATE + 1.528%) due 03/17/2026 ~(d)	2,500	2,524
6.783% (US0003M + 1.250%) due 07/01/2026 ~	5,500	5,556
Cooperatieve Rabobank UA 1.339% due 06/24/2026 •	3,000	2,745
Corebridge Global Funding 5.750% due 07/02/2026 (a)	6,000	5,984
Credit Suisse AG 3.625% due 09/09/2024	800	771
Crown Castle, Inc. 3.800% due 02/15/2028	1,500	1,400
Deutsche Bank AG
2.222% due 09/18/2024 •	3,000	2,962
3.961% due 11/26/2025 •	200	191
First American Financial Corp. 2.400% due 08/15/2031	2,100	1,599
GA Global Funding Trust
1.000% due 04/08/2024	12,500	11,924
1.625% due 01/15/2026	1,600	1,421
General Motors Financial Co., Inc. 5.250% due 03/01/2026	2,000	1,970
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	8,000	7,152
1.542% due 09/10/2027 •	14,800	13,017
3.691% due 06/05/2028 •	7,175	6,746
4.223% due 05/01/2029 •	4,000	3,781
6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,540
HSBC Holdings PLC
1.645% due 04/18/2026 •	7,000	6,451
2.848% due 06/04/2031 •	1,550	1,287

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.973% due 05/22/2030 •	8,400	7,551
4.292% due 09/12/2026 •	1,500	1,443
ING Groep NV
3.950% due 03/29/2027	700	664
6.102% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,436
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,381
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	9,100	8,178
1.953% due 02/04/2032 •	13,900	11,080
2.739% due 10/15/2030 •	2,700	2,328
3.540% due 05/01/2028 •	1,000	936
3.782% due 02/01/2028 •	2,400	2,285
4.565% due 06/14/2030 •	3,125	3,006
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,426
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	1,906
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,072
4.450% due 05/08/2025	8,000	7,755
4.550% due 08/16/2028	2,000	1,894
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,202
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	4,905
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	9,000	8,244
2.048% due 07/17/2030	6,000	4,870
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,582
2.172% due 05/22/2032 •	15,450	12,063
3.477% due 04/12/2026	1,000	947
Morgan Stanley
2.239% due 07/21/2032 •	1,100	875
2.475% due 01/21/2028 •	24,000	21,677
3.591% due 07/22/2028 ~	3,000	2,770
Nationwide Building Society 4.363% due 08/01/2024 •	5,800	5,788
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	8,808
4.269% due 03/22/2025 •	3,000	2,948
4.800% due 04/05/2026	9,000	8,742
Northwestern Mutual Global Funding 4.900% due 06/12/2028	4,000	3,972
Protective Life Global Funding 1.618% due 04/15/2026	3,000	2,690
RGA Global Funding 2.700% due 01/18/2029	2,500	2,156
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,782
1.673% due 06/14/2027 •	1,000	862
2.469% due 01/11/2028 •	2,700	2,360
3.823% due 11/03/2028 •	4,000	3,604
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,193
Societe Generale SA
2.625% due 01/22/2025	1,000	940
6.446% due 01/10/2029 •	2,500	2,506
Standard Chartered PLC
2.678% due 06/29/2032 •	2,900	2,275
6.296% due 07/06/2034 (a)	5,000	5,011
Sumitomo Mitsui Financial Group, Inc.
2.632% due 07/14/2026	1,000	920
3.040% due 07/16/2029	7,500	6,559
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	8,100	7,110
UBS Group AG
2.095% due 02/11/2032 •	12,000	9,097
2.193% due 06/05/2026 •	5,000	4,587
3.091% due 05/14/2032 •	6,600	5,342
4.550% due 04/17/2026	4,500	4,328
4.703% due 08/05/2027 •	7,400	7,076
6.373% due 07/15/2026 •	8,000	7,951
Ventas Realty LP 4.125% due 01/15/2026	1,000	957
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,497
3.584% due 05/22/2028 •	1,930	1,799
4.478% due 04/04/2031 •	10,000	9,512

		454,713

INDUSTRIALS 2.5%
Adventist Health System 2.952% due 03/01/2029	4,299	3,768

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Air Canada Pass-Through Trust 3.750% due 06/15/2029	364	332
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,557	1,305
3.375% due 11/01/2028	3,624	3,254
3.650% due 02/15/2029	2,201	2,030
4.000% due 01/15/2027	1,322	1,194
American Honda Finance Corp. 5.000% due 05/23/2025	3,000	2,989
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	10,784
British Airways Pass-Through Trust
2.900% due 09/15/2036	668	552
4.625% due 12/20/2025	91	90
Broadcom, Inc. 4.110% due 09/15/2028	2,000	1,891
CHRISTUS Health 4.341% due 07/01/2028	3,000	2,845
CommonSpirit Health 2.782% due 10/01/2030	4,700	3,955
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	316	306
CVS Health Corp. 3.750% due 04/01/2030	5,700	5,232
CVS Pass-Through Trust 7.507% due 01/10/2032	998	1,042
Georgetown University 2.247% due 04/01/2030	4,500	3,801
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,732	5,740
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	2,795
Providence St Joseph Health Obligated Group 5.403% due 10/01/2033	3,000	2,963
Sutter Health
2.294% due 08/15/2030	7,700	6,372
3.695% due 08/15/2028	4,300	3,997
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,718	1,443
3.100% due 01/07/2030	852	771
3.450% due 01/07/2030	639	553
4.550% due 08/25/2031	3,605	3,217
5.875% due 04/15/2029	6,612	6,563
UnitedHealth Group, Inc. 4.250% due 01/15/2029	3,000	2,917
UPMC 5.035% due 05/15/2033	1,300	1,270

		83,971

UTILITIES 1.6%
American Electric Power Co., Inc. 5.779% (US0003M + 0.480%) due 11/01/2023 ~	3,000	2,998
Black Hills Corp. 1.037% due 08/23/2024	2,000	1,890
Eversource Energy 4.750% due 05/15/2026	3,000	2,942
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,300	1,968
National Grid PLC 5.602% due 06/12/2028	3,100	3,115
NBN Co. Ltd. 1.450% due 05/05/2026	6,000	5,399
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,071
3.300% due 03/15/2027	3,000	2,725
5.450% due 06/15/2027	3,500	3,406
6.100% due 01/15/2029	1,200	1,182
6.400% due 06/15/2033	1,900	1,891
Sempra Energy 5.400% due 08/01/2026	4,600	4,580
Southern California Edison Co. 4.900% due 06/01/2026	3,000	2,959
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	10,631	10,127
4.966% due 02/01/2044	4,600	4,486

		51,739

Total Corporate Bonds & Notes (Cost $660,474)		590,423

MUNICIPAL BONDS & NOTES 4.2%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,473

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

CALIFORNIA 1.2%
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	871
1.490% due 11/01/2028	5,400	4,610
1.690% due 11/01/2029	4,400	3,687
1.740% due 11/01/2030	2,600	2,117
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (c)	4,200	2,951
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.711% due 06/01/2024	3,300	3,181
2.332% due 06/01/2027	8,000	7,137
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	398
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,509
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	210
1.893% due 06/01/2030	300	241
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	633
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	3,975	3,988
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	487
3.063% due 07/01/2025	5,200	5,007
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,065
1.366% due 05/15/2027	3,000	2,640

		41,732

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	292
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	853

		1,145

HAWAII 0.4%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,090
0.852% due 10/01/2025	3,850	3,510

		13,600

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,090
2.447% due 09/01/2024	4,400	4,251

		6,341

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,722
1.961% due 09/01/2029	600	506

		2,228

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,023
2.596% due 12/01/2026	1,400	1,282

		2,305

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (c)	4,300	4,154

NEW YORK 1.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	898
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	805	804
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	2,829
2.980% due 11/01/2027	7,000	6,512
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,145	1,924
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,100	1,779

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,297
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	8,330
1.777% due 03/15/2028	4,000	3,482
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,516

		34,371

OHIO 0.2%
JobsOhio Beverage System Revenue Bonds, Series 2013 3.985% due 01/01/2029	6,035	5,909

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,656
1.495% due 06/01/2026	2,500	2,238

		3,894

TEXAS 0.3%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	2,000	2,029
North Texas Tollway Authority Revenue Notes, Series 2020 1.464% due 01/01/2027	2,750	2,447
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	1,680	1,680
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	2,376

		8,532

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,859
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	260	258
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	367	360

		2,477

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	2,971
2.020% due 06/01/2027	4,400	3,876
2.351% due 06/01/2028	3,000	2,605

		9,452

WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,009
2.299% due 05/01/2028	2,100	1,889

		4,898

Total Municipal Bonds & Notes (Cost $156,613)		142,511

U.S. GOVERNMENT AGENCIES 40.7%
Fannie Mae
0.750% due 11/25/2050	15,370	11,164
4.000% due 07/01/2053	46,200	43,383
4.223% due 11/25/2046 •	195	191
4.316% due 01/25/2047 •	2,236	2,187
4.361% due 12/25/2046 •	2,460	2,410
4.364% due 07/25/2046 •	102	100
4.366% due 10/01/2037 •	169	172
4.397% due 03/25/2036 •	315	309
4.407% due 12/25/2056 •	1,398	1,369
4.468% due 11/25/2046 •	2,014	1,972
4.484% due 11/25/2046 •	216	211
4.603% due 10/25/2046 •	3,388	3,323
5.390% due 06/25/2037 •	151	148
5.400% due 11/25/2045 •	393	381
5.450% due 12/25/2045 •	241	233
5.500% due 03/25/2035 - 03/25/2046 •	471	459
5.690% due 07/01/2034 •	107	109
5.880% due 06/25/2040 •	160	159
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	25,627	22,365
1.250% due 12/15/2044	1,606	1,309
2.500% due 09/25/2048	4,411	3,934
3.000% due 10/01/2046 - 05/01/2048	14,512	12,986

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.500% due 06/01/2044 - 10/01/2048	995	924
4.000% due 09/01/2048 - 05/01/2049	9,357	8,936
4.073% due 03/15/2042 •	2,362	2,282
4.122% due 07/15/2040 •	1,999	1,963
4.189% due 08/15/2040 •	1,208	1,167
4.280% due 10/15/2037 •	3,322	3,252
4.299% due 10/15/2040 •	1,072	1,030
4.313% due 07/15/2041 •	3,422	3,340
4.500% due 10/01/2048 - 02/01/2049	3,593	3,523
5.000% due 05/01/2053	24,398	23,922
5.493% due 09/15/2035 •	8	8
5.593% due 02/15/2041 •	182	177
5.643% due 04/15/2041 •	54	53
5.663% due 11/15/2036 •	48	47
5.743% due 04/15/2041 •	443	434
Ginnie Mae
1.500% due 10/20/2045	5,859	4,635
3.000% due 01/20/2067	5,004	4,776
3.500% due 09/20/2045	1,496	1,402
4.296% due 12/20/2064 •	3,320	3,272
4.335% due 08/20/2066 •	1	1
4.524% due 09/20/2065 •	267	265
4.643% due 02/20/2066 •	22	22
4.733% due 04/20/2066 •	5,265	5,212
4.811% due 08/20/2061 •	1	1
4.939% due 03/20/2066 •	2,121	2,105
5.005% due 01/20/2067 •	4,370	4,342
5.120% due 07/20/2065 •	213	212
5.301% due 12/20/2066 •	4,271	4,251
5.328% due 09/20/2065 •	2,891	2,873
5.521% due 11/20/2065 •	1,375	1,371
5.545% due 04/20/2066 •	5,851	5,804
5.634% due 07/20/2063 •	855	851
5.664% due 06/20/2065 •	7,101	7,045
5.686% due 06/20/2066 •	2,587	2,581
5.694% due 03/20/2065 •	3,190	3,160
5.824% due 09/20/2063 •	42	42
5.844% due 10/20/2063 •	158	157
5.894% due 05/20/2066 •	3,013	2,988
Ginnie Mae, TBA 2.500% due 08/01/2053	120,300	104,266
Tennessee Valley Authority
3.875% due 03/15/2028	5,400	5,315
7.125% due 05/01/2030	10,000	11,653
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 03/01/2050	19,270	17,285
3.500% due 03/01/2024 - 07/01/2048	7,752	7,329
4.000% due 05/01/2047 - 11/01/2052	48,813	45,922
4.500% due 08/01/2048 - 11/01/2052	63,377	61,042
5.000% due 06/01/2025 - 11/01/2044	1,870	1,879
5.500% due 01/01/2026 - 02/01/2042	804	820
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	158,300	134,456
3.000% due 08/01/2053	556,500	490,568
3.500% due 08/01/2053	205,500	187,479
4.000% due 07/01/2053	32,200	30,221
4.500% due 08/01/2053	54,200	52,138

Total U.S. Government Agencies (Cost $1,393,078)		1,367,673

U.S. TREASURY OBLIGATIONS 24.3%

U.S. Treasury Notes
0.375% due 09/30/2027	10,600	9,023
0.500% due 10/31/2027	11,300	9,647
0.625% due 11/30/2027	22,900	19,618
0.750% due 01/31/2028	18,650	16,001
1.125% due 02/29/2028 (g)	42,800	37,309
1.250% due 04/30/2028 (g)	21,500	18,787
2.625% due 07/31/2029	60,000	55,439
2.875% due 04/30/2029	60,000	56,278
3.500% due 01/31/2030	21,400	20,771
3.625% due 05/31/2028	355,000	347,262
3.750% due 05/31/2030	36,700	36,193
4.000% due 06/30/2028	97,900	97,372
4.125% due 06/15/2026	56,800	56,232
4.750% due 06/30/2025	35,700	35,539

Total U.S. Treasury Obligations (Cost $839,089)		815,471

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,076
Ashford Hospitality Trust 6.319% due 06/15/2035 •	5,639	5,494

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	4,174	3,947
BANK
1.805% due 11/15/2053	6,000	5,056
2.808% due 10/17/2052	1,600	1,451
2.933% due 09/15/2062	10,300	9,405
3.183% due 08/15/2061	4,300	3,711
3.432% due 05/15/2062	3,700	3,416
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,407
2.888% due 08/15/2057	4,319	3,934
2.957% due 12/15/2062	6,100	5,565
3.780% due 02/15/2051 ~	1,015	972
4.232% due 01/15/2052	5,700	5,244
BX Commercial Mortgage Trust
5.923% due 10/15/2036 •	1,192	1,156
6.114% due 12/15/2038 •	2,500	2,441
BX Trust 6.092% due 10/15/2036 •	3,000	2,911
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	7,435
Commercial Mortgage Trust
2.315% due 02/10/2037 ~	3,000	2,784
2.873% due 08/15/2057	1,700	1,546
3.091% due 10/10/2049	3,700	3,369
3.432% due 08/10/2048	925	879
3.497% due 05/10/2048	1,500	1,423
3.510% due 09/10/2050	4,200	3,826
3.694% due 08/10/2047	2,200	2,130
3.796% due 08/10/2047	3,250	3,160
3.902% due 07/10/2050	2,200	2,104
4.228% due 05/10/2051	3,800	3,553
Credit Suisse Commercial Mortgage Trust 6.160% due 06/15/2034 •	135	121
Credit Suisse Mortgage Capital Trust 6.543% due 10/15/2037 •	5,300	5,104
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,286
3.808% due 11/15/2048	5,600	5,299
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	5,516
Extended Stay America Trust 6.274% due 07/15/2038 •	24,961	24,497
GS Mortgage Securities Corp. Trust
3.419% due 10/10/2032	17	17
8.547% due 08/15/2039 •	1,700	1,702
GS Mortgage Securities Trust
3.396% due 02/10/2048	2,600	2,492
3.801% due 01/10/2047	2,214	2,199
HPLY Trust 6.193% due 11/15/2036 •	4,211	4,165
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,084
JP Morgan Chase Commercial Mortgage Securities Trust 6.293% due 12/15/2036 •	6,000	5,269
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,676
3.611% due 05/15/2048	2,000	1,893
3.639% due 11/15/2047	3,000	2,881
3.670% due 09/15/2047	1,653	1,604
3.801% due 08/15/2048	1,302	1,228
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	2,875
2.994% due 12/15/2049	206	193
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	1,898
Morgan Stanley Capital Trust
2.606% due 08/15/2049	849	804
3.067% due 11/15/2052	6,200	5,646
3.587% due 12/15/2050	700	640
3.809% due 12/15/2048	2,000	1,880
6.362% due 12/15/2038 •	8,300	7,824
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •	18,000	16,393
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	7,100	6,229
SREIT Trust 5.893% due 10/15/2038 •	3,500	3,404
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	6,361
2.987% due 12/15/2052	930	849
3.366% due 10/15/2050	2,281	2,170
3.504% due 12/15/2050	7,344	6,962
3.903% due 02/15/2051	3,278	3,123
4.195% due 08/15/2051	1,200	1,158

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Waikiki Beach Hotel Trust 6.243% due 12/15/2033 •	10,000	9,739
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,256
2.652% due 08/15/2049	1,600	1,449
2.788% due 07/15/2048	139	134
3.306% due 05/15/2048	95	92
3.311% due 06/15/2052	4,750	4,185
3.461% due 07/15/2058	339	329
3.540% due 05/15/2048	1,500	1,426
4.147% due 06/15/2051	1,346	1,296
6.203% due 02/15/2037 •	6,700	6,573

Total Non-Agency Mortgage-Backed Securities (Cost $285,795)		262,316

ASSET-BACKED SECURITIES 11.0%
ACREC Ltd. 6.308% due 10/16/2036 •	4,283	4,224
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	1,983
4.870% due 05/15/2028	10,000	9,950
4.950% due 10/15/2027	2,500	2,485
Anchorage Capital CLO Ltd.
6.400% due 07/15/2032 •	15,500	15,291
6.413% due 07/22/2032 •	4,000	3,945
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •	2,593	2,577
Apidos CLO 6.162% due 07/18/2029 •	889	882
Apres Static CLO Ltd. 6.330% due 10/15/2028 •	2,902	2,899
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •	8,900	8,730
AREIT Trust
6.237% due 11/17/2038 •	3,388	3,301
6.317% due 01/20/2037 •	5,604	5,463
7.333% due 06/17/2039 •	3,200	3,200
Ares CLO Ltd.
6.312% due 04/18/2031 •	10,200	10,090
6.323% due 04/22/2031 •	6,000	5,933
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,200	4,103
5.440% due 02/22/2028	5,000	4,929
5.810% due 12/20/2029	7,900	7,905
BA Credit Card Trust 4.790% due 05/15/2028	12,600	12,521
BDS Ltd.
6.507% due 12/16/2036 •	4,000	3,924
7.227% due 08/19/2038 •	3,300	3,294
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •	1,200	1,190
BXMT Ltd. 6.616% due 11/15/2037 •	8,000	7,647
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	8,300	8,164
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •	4,500	4,444
Carrington Mortgage Loan Trust 6.370% due 10/20/2029 •	2,941	2,923
Catamaran CLO Ltd. 6.373% due 04/22/2030 •	13,055	12,977
CLNC Ltd. 6.455% due 08/20/2035 •	249	246
DLLMT LLC
5.340% due 03/22/2027	3,900	3,845
5.350% due 03/20/2031	5,660	5,567
ECMC Group Student Loan Trust
5.900% due 02/27/2068 •	3,608	3,500
5.950% due 09/25/2068 •	4,796	4,662
6.150% due 01/27/2070 •	6,858	6,709
6.200% due 05/25/2067 •	2,980	2,895
Gallatin CLO Ltd. 6.350% due 07/15/2031 •	3,180	3,119
GPMT Ltd.
6.407% due 07/16/2035 •	5,153	4,983
6.498% due 12/15/2036 •	1,500	1,449
Hertz Vehicle Financing LLC 5.570% due 09/25/2029	8,000	7,889
KKR CLO Ltd. 6.202% due 07/18/2030 •	1,561	1,547
LCCM Trust 6.461% due 12/13/2038 •	1,000	977
LoanCore Issuer Ltd. 6.493% due 11/15/2038 •	6,100	5,852
MF1 LLC 7.711% due 09/17/2037 •	2,900	2,905

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

MF1 Ltd.
6.237% due 10/16/2036 •	2,700	2,636
6.961% due 11/15/2035 •	4,054	4,015
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •	6,732	6,634
MMAF Equipment Finance LLC 5.610% due 07/10/2028	8,800	8,790
Mountain View CLO LLC 6.350% due 10/16/2029 •	1,352	1,344
Navient Private Education Loan Trust 6.643% due 07/16/2040 •	3,302	3,297
Navient Private Education Refi Loan Trust
6.093% due 01/15/2043 •	904	897
6.193% due 04/15/2069 •	1,983	1,952
Navient Student Loan Trust 5.950% due 07/26/2066 •	2,590	2,518
Nelnet Student Loan Trust 5.750% due 03/25/2030 •	160	160
Oaktree CLO Ltd. 6.370% due 10/20/2032 •	1,500	1,476
OCP CLO Ltd. 6.370% due 07/20/2029 •	3,634	3,611
OSD CLO Ltd. 6.130% due 04/17/2031 •	7,227	7,147
OZLM Funding Ltd. 6.523% due 10/22/2030 •	1,764	1,757
OZLM Ltd. 6.410% due 07/20/2032 •	5,200	5,095
Palmer Square Loan Funding Ltd. 6.050% due 07/20/2029 •	5,529	5,462
Pawneee Equipment Receivables LLC 5.170% due 02/15/2028	2,700	2,665
PFP Ltd.
6.158% due 08/09/2037 •	4,835	4,716
7.376% due 08/19/2035 •	3,000	3,005
Rad CLO Ltd. 6.393% due 07/24/2032 •	2,800	2,762
Ready Capital Mortgage Financing LLC 6.150% due 04/25/2038 •	2,371	2,322
Romark CLO Ltd. 6.303% due 10/23/2030 •	3,971	3,926
Saranac CLO Ltd. 6.684% due 08/13/2031 •	2,000	1,976
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,648
Shackleton CLO Ltd. 6.170% due 10/20/2027 •	680	679
SLC Student Loan Trust
5.381% due 05/15/2029 •	1,119	1,112
6.271% due 11/25/2042 •	369	366
SLM Private Education Loan Trust 9.943% due 10/15/2041 •	3,343	3,492
SLM Student Loan Trust
5.395% due 10/25/2028 •	219	219
5.855% due 10/25/2029 •	1,062	1,053
SMB Private Education Loan Trust 5.923% due 01/15/2053 •	3,543	3,455
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •	10,000	9,637
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	5,000	5,023
Toyota Lease Owner Trust 5.300% due 08/20/2025	4,200	4,182
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •	5,000	4,863
Venture CLO Ltd.
6.240% due 07/20/2030 •	10,094	9,951
6.270% due 04/20/2029 •	1,453	1,451
6.300% due 07/20/2030 •	3,951	3,914
6.459% due 07/30/2032 •	3,000	2,949
Vibrant CLO Ltd. 6.370% due 07/20/2032 •	10,300	10,125
VMC Finance LLC 6.257% due 06/16/2036 •	2,264	2,221
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	4,400	4,387
Voya CLO Ltd. 6.210% due 04/17/2030 •	6,533	6,485

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Wellfleet CLO Ltd. 6.140% due 04/20/2029 •	2,939	2,936

Total Asset-Backed Securities (Cost $374,576)		369,430

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,048

Total Sovereign Issues (Cost $6,394)		6,048

SHORT-TERM INSTRUMENTS 46.1%
REPURCHASE AGREEMENTS (e) 44.4%		1,493,900

U.S. TREASURY BILLS 1.7%
5.215% due 07/20/2023 - 08/24/2023 (a)(b)(c)(g)	58,614	58,312

Total Short-Term Instruments (Cost $1,552,212)		1,552,212

Total Investments in Securities (Cost $5,268,231)		5,106,084

Total Investments 151.9% (Cost $5,268,231)		$5,106,084
Financial Derivative Instruments (f)(i) 0.0%(Cost or Premiums, net $1,570)		162
Other Assets and Liabilities, net (51.9)%		(1,744,799)

Net Assets 100.0%		$3,361,447

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$6,600	$5,509	0.16%
Citigroup, Inc.	6.618	03/17/2026	03/10/2022	2,500	2,524	0.08

$9,100	$8,033	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$656,400	U.S. Treasury Inflation Protected Securities 0.125% - 2.125% due 01/15/2030 - 02/15/2050	$(668,947)	$656,400	$656,400
5.120	06/30/2023	07/03/2023	654,700	U.S. Treasury Notes 0.875% due 01/31/2024	(667,748)	654,700	654,979
FICC	5.060	06/30/2023	07/03/2023	182,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032	(186,456)	182,800	182,877

Total Repurchase Agreements	$(1,523,151)	$1,493,900	$1,494,256

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	508	$54,404	$(1,112)	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	335	39,677	105	99	0

$(1,007)	$99	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	145	$(19,752)	$(373)	$0	$(181)

Total Futures Contracts	$(1,380)	$99	$(181)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.553%	$7,600	$0	$34	$34	$3	$0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.649	3,900	(147)	174	27	3	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.707	900	12	(5)	7	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	3,000	46	(23)	22	3	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.804	900	8	(2)	6	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	4,450	(15)	24	9	11	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	3,500	(22)	52	30	2	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	1,800	24	(3)	21	0	(1)

						$(94)	$251	$156	$24	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027	$12,300	$124	$59	$184	$16	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028	151,800	1,540	786	2,326	205	0

						$1,664	$845	$2,510	$221	$0

Total Swap Agreements						$1,570	$1,096	$2,666	$245	$(1)

(g)	Securities with an aggregate market value of $11,121 and cash of $14,508 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$454,713	$0	$454,713
Industrials						0	83,971	0	83,971
Utilities						0	51,739	0	51,739
Municipal Bonds & Notes
Alabama						0	1,473	0	1,473
California						0	41,732	0	41,732
Florida						0	1,145	0	1,145
Hawaii						0	13,600	0	13,600
Idaho						0	6,341	0	6,341
Kansas						0	2,228	0	2,228
Michigan						0	2,305	0	2,305
New Jersey						0	4,154	0	4,154
New York						0	34,371	0	34,371
Ohio						0	5,909	0	5,909
South Dakota						0	3,894	0	3,894
Texas						0	8,532	0	8,532
Utah						0	2,477	0	2,477
West Virginia						0	9,452	0	9,452
Wisconsin						0	4,898	0	4,898
U.S. Government Agencies						0	1,367,673	0	1,367,673
U.S. Treasury Obligations						0	815,471	0	815,471
Non-Agency Mortgage-Backed Securities						2,784	259,532	0	262,316
Asset-Backed Securities						0	369,430	0	369,430
Sovereign Issues						0	6,048	0	6,048
Short-Term Instruments

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2023 (Unaudited)

Repurchase Agreements	0	1,493,900	0	1,493,900
U.S. Treasury Bills	0	58,312	0	58,312

Total Investments	$2,784	$5,103,300	$0	$5,106,084

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$344	$0	$344

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(182)	$0	$(182)

Total Financial Derivative Instruments	$0	$162	$0	$162

Totals	$2,784	$5,103,462	$0	$5,106,246

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 331.5% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)	$38	$55

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	756	750

Total Corporate Bonds & Notes (Cost $806)		805

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (e)	7,990	3,946

Total Municipal Bonds & Notes (Cost $5,549)		3,946

U.S. GOVERNMENT AGENCIES 296.6%
Fannie Mae
0.000% due 06/25/2042 - 10/25/2045 •	1,607	1,051
0.000% due 07/25/2044 - 08/25/2055 ~(a)	8,602	381
0.200% due 02/25/2043 •(a)	1,989	14
0.850% due 11/25/2049 •(a)	2,292	293
1.000% due 07/25/2042 - 08/25/2042 •(a)	6,661	553
2.000% due 01/25/2052 (a)	9,909	1,300
2.223% due 03/01/2035 •	41	40
2.348% due 01/25/2031 ~(a)	6,669	574
2.500% due 02/25/2051 (a)	8,280	1,317
2.793% due 09/26/2033 •	5	5
3.000% due 11/01/2042 - 05/01/2058	11,294	10,007
3.000% due 11/25/2043 - 12/25/2048 (a)	8,885	1,185
3.321% due 01/01/2049 •	1,751	1,705
3.395% due 09/01/2030 •	4	3
3.415% due 11/01/2048 •	903	896
3.500% due 04/25/2046 (a)	309	23
3.500% due 06/01/2056 - 01/01/2059	26,057	23,855
3.522% due 11/01/2035 •	4	4
3.575% due 02/01/2026	9,000	8,568
3.645% due 06/01/2029 •	9	8
3.660% due 10/01/2023 •	1	1
3.664% due 08/01/2026 •	1	1
3.668% due 12/01/2048 •	1,735	1,734
3.681% due 05/01/2030 •	11	10
3.709% due 03/01/2035 •	14	14
3.732% due 01/01/2035 •	19	18
3.760% due 10/01/2031 •	14	14
3.780% due 02/01/2031 •	6	6
3.805% due 07/01/2035 •	6	6
3.827% due 06/01/2030 •	29	28
3.892% due 07/01/2027 •	1	1
3.906% due 09/01/2035 •	71	70
3.915% due 07/01/2034 •	73	72
3.919% due 11/01/2028 •	16	16
3.956% due 09/01/2035 •	3	3
4.000% due 09/01/2043 - 10/01/2043	199	191
4.000% due 06/25/2044 (a)	76	7
4.001% due 02/01/2034 •	19	18
4.030% due 11/01/2035 •	4	4
4.060% due 09/01/2034 •	45	45
4.073% due 05/01/2036 •	2	2
4.082% due 05/25/2035 ~	50	51
4.120% due 08/01/2029 •	1	1
4.125% due 08/01/2029 •	5	5
4.133% due 08/01/2035 •	29	29
4.152% due 07/01/2032 •	13	13
4.175% due 02/01/2035 •	14	14
4.180% due 03/01/2035 •	2	2
4.183% due 05/01/2036 •	71	70
4.200% due 11/01/2026 •	25	24

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.202% due 02/01/2027 •	3	3
4.273% due 11/01/2028 •	11	11
4.287% due 02/01/2036 •	14	13
4.316% due 08/01/2028 •	15	14
4.321% due 12/01/2031 •	2	2
4.337% due 05/01/2036 •	1	1
4.354% due 06/01/2035 •	21	21
4.374% due 02/01/2028	6,000	5,851
4.395% due 04/01/2032 •	1	1
4.433% due 05/01/2036 •	2	2
4.440% due 06/01/2033	2,000	1,999
4.475% due 01/01/2030 •	34	33
4.488% due 05/01/2035 •	14	13
4.490% due 04/01/2033	2,000	2,002
4.496% due 03/01/2024 •	1	1
4.500% due 06/01/2030 - 07/01/2043	9,209	9,159
4.500% due 04/01/2059 (h)	10,774	10,426
4.508% due 02/01/2028 •	11	11
4.548% due 09/01/2031 •	4	4
4.550% due 05/01/2028	200	199
4.630% due 12/01/2027 •	6	6
4.655% due 05/01/2027 •	2	2
4.693% due 11/01/2025 •	8	8
4.700% due 04/01/2033	3,682	3,706
4.720% due 02/01/2024 •	4	4
4.750% due 04/01/2033 •	58	57
4.861% due 07/01/2035 •	27	26
4.880% due 06/01/2032 •	15	15
4.944% due 08/01/2042 - 10/01/2044 •	708	683
5.000% due 11/25/2028 - 06/01/2053	4,823	4,773
5.036% due 07/25/2037 •	268	260
5.076% due 02/01/2031 •	22	22
5.086% due 01/01/2026 •	20	20
5.094% due 01/01/2029 •	3	3
5.134% due 02/01/2030 •	28	28
5.144% due 10/01/2030 - 09/01/2040 •	82	79
5.300% due 11/01/2035 •	234	234
5.342% due 02/01/2026 •	3	3
5.348% due 09/01/2034 •	2	2
5.357% due 06/01/2035 •	63	63
5.370% due 07/25/2032 •	63	62
5.389% due 11/01/2035 •	58	57
5.398% due 06/25/2032 •	1	1
5.498% due 02/25/2033 •	8	8
5.500% due 12/01/2035 - 11/01/2039	1,128	1,111
5.524% due 12/25/2036 •	773	750
5.538% due 02/01/2031 •	14	14
5.546% due 04/18/2028 - 12/18/2032 •	17	17
5.550% due 06/25/2029 - 04/25/2032 •	30	29
5.596% due 10/18/2030 •	8	8
5.600% due 06/25/2046 •	861	836
5.646% due 09/18/2027 •	3	3
5.650% due 06/25/2030 - 11/25/2059 •	11,593	11,260
5.750% due 12/01/2030 •	28	27
5.820% due 05/01/2035 •	31	31
5.850% due 10/25/2037 •	1,685	1,672
5.960% due 09/01/2035 •	47	47
6.000% due 04/25/2031 - 02/01/2037	226	227
6.050% due 04/25/2032 •	8	9
6.089% due 10/25/2031 þ	1	1
6.287% due 05/01/2036 •	20	20
6.300% due 06/25/2031 ~	49	49
6.300% due 10/17/2038	8	7
6.500% due 02/25/2024 - 10/25/2031	357	361
6.500% due 04/25/2038 (a)	126	36
6.850% due 12/18/2027	57	56
7.000% due 09/25/2023 - 09/01/2032	36	37
7.500% due 11/20/2026 - 07/25/2041	138	139
7.618% due 06/25/2026 ~	1	1
Fannie Mae, TBA
4.500% due 08/01/2038	1,950	1,912
6.000% due 08/01/2053	32,300	32,580
6.500% due 07/01/2053 - 08/01/2053	127,600	130,289
Farmer Mac 8.850% due 04/25/2030 «~	37	36
Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	11,372	9,646
0.000% due 08/15/2036 - 10/15/2041 ~(a)	2,938	137
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	38,155	27,459
1.131% due 12/15/2043 •	1,454	1,304
2.000% due 11/25/2050 (a)	6,290	797
2.500% due 12/15/2027 - 10/15/2052 (a)	52,849	8,085
2.739% due 03/01/2029 •	4	4
3.000% due 08/15/2032 - 08/01/2046	5,762	5,231
3.000% due 02/15/2033 - 09/15/2048 (a)	3,293	308
3.499% due 07/01/2030 •	56	54

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.500% due 08/15/2026 - 08/15/2045 (a)	12,986	1,971
3.500% due 09/01/2032	1,450	1,396
3.859% due 12/01/2035 •	243	244
3.875% due 10/01/2035 •	31	31
4.000% due 06/01/2029 - 12/01/2048	8,771	8,408
4.000% due 01/15/2046 (a)	3,834	608
4.125% due 10/01/2023 - 03/01/2033 •	20	20
4.153% due 10/01/2027 •	1	1
4.189% due 08/15/2040 •	3,252	3,142
4.233% due 03/01/2033 •	35	35
4.250% due 10/01/2024 •	2	2
4.262% due 01/01/2028 •	6	6
4.265% due 05/01/2032 •	5	5
4.280% due 10/15/2037 •	741	725
4.299% due 10/15/2040 •	3,126	3,003
4.307% due 08/01/2035 •	4	4
4.348% due 12/01/2032 •	6	6
4.367% due 08/15/2032 ~	10	10
4.369% due 09/01/2028 •	2	2
4.430% due 12/15/2046 •	538	516
4.439% due 07/01/2024 •	1	1
4.445% due 05/01/2032 •	57	56
4.446% due 11/01/2029 •	78	77
4.455% due 08/01/2030 •	1	1
4.460% due 12/01/2026 •	3	2
4.471% due 07/01/2035 •	99	100
4.485% due 07/01/2027 •	3	3
4.500% due 03/01/2029 - 06/01/2048	7,682	7,554
4.518% due 02/01/2027 •	20	19
4.540% due 08/01/2027 •	2	2
4.544% due 11/01/2034 •	26	26
4.546% due 09/01/2024 •	1	1
4.561% due 05/01/2032 •	84	82
4.571% due 02/01/2029 •	1	1
4.575% due 09/01/2027 •	3	3
4.591% due 10/01/2024 •	1	1
4.615% due 02/01/2027 •	6	5
4.624% due 03/01/2032 •	3	3
4.626% due 07/25/2031 •	32	32
4.629% due 07/01/2030 •	2	2
4.650% due 12/01/2029 •	7	6
4.736% due 10/01/2027 •	2	2
4.807% due 11/01/2027 •	24	24
4.833% due 10/01/2036 •	35	34
4.902% due 07/01/2028 •	54	53
5.000% due 08/01/2023 - 06/01/2053	6,629	6,645
5.205% due 06/01/2028 •	2	2
5.290% due 09/25/2031 •	43	43
5.393% due 03/15/2031 •	7	7
5.400% due 05/25/2031 •	78	77
5.443% due 07/15/2034 •	1	1
5.493% due 06/15/2048 - 12/15/2048 •	3,296	3,207
5.500% due 11/01/2030 - 06/01/2041	12,791	13,091
5.543% due 12/15/2029 •	32	32
5.643% due 03/15/2024 - 12/15/2031 •	21	22
5.693% due 02/15/2028 - 03/15/2032 •	4	4
5.700% due 01/25/2050 •	1,636	1,590
5.743% due 03/15/2032 - 03/15/2044 •	1,034	1,009
5.793% due 08/15/2035 •	255	255
6.000% due 09/15/2026 - 05/01/2040	1,871	1,930
6.143% due 04/15/2031 •	224	227
6.193% due 06/15/2031 •	17	17
6.250% due 12/15/2028	59	59
6.393% due 07/15/2027 •	85	86
6.500% due 01/15/2024 - 10/25/2043	863	887
7.000% due 07/15/2023 - 12/01/2032	15	14
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	31	32
7.645% due 05/01/2025	165	165
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	8	7
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	174	158
0.000% due 06/20/2042 - 12/20/2045 ~(a)	4,177	92
0.000% due 09/20/2045 •	1,736	1,088
1.091% due 03/16/2051 ~(a)	671	2
2.500% due 03/20/2027 - 10/15/2046	1,424	1,326
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 09/20/2026 ~	38	35
2.625% due 07/20/2027 - 07/20/2035 •	2,333	2,248
2.750% due 11/20/2028 - 12/20/2032 •	438	419
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	83	83
2.875% due 04/20/2027 - 04/20/2033 •	1,332	1,294
3.000% (H15T1Y + 1.500%) due 06/20/2024 - 09/20/2026 ~	16	15
3.000% due 07/20/2027 - 08/20/2030 •	329	320
3.000% due 12/15/2042 - 11/20/2067	16,224	14,831
3.000% due 06/20/2046 (a)	201	21

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.000% due 03/15/2050 (h)	4,786	4,291
3.500% (H15T1Y + 1.500%) due 05/20/2025 - 10/20/2025 ~	4	4
3.500% due 07/20/2030 - 09/20/2030 •	28	27
3.500% due 11/15/2041 - 02/20/2052	77,947	72,694
3.500% due 08/20/2042 - 09/20/2046 (a)	6,141	672
3.500% due 02/20/2048 (h)	6,334	5,929
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 03/20/2026 ~	58	57
3.625% due 01/20/2027 - 02/20/2032 •	208	199
4.000% due 09/15/2040 - 03/15/2052	22,950	22,099
4.125% due 01/20/2034 •	1,095	1,095
4.202% due 10/20/2070 •	8,182	8,210
4.387% due 07/20/2070 •	7,465	7,382
4.413% due 08/20/2070 •	7,895	7,931
4.500% due 06/15/2035 - 01/20/2049	19,211	18,860
4.500% due 06/15/2040 (h)	1,458	1,423
5.000% due 05/15/2033 - 12/20/2048	10,914	11,031
5.500% due 09/15/2031 - 07/15/2041	5,088	5,205
5.522% due 10/20/2058 •	180	180
5.555% due 01/20/2059 •	170	169
6.000% due 09/15/2036 - 12/15/2040	854	876
6.500% due 10/15/2023 - 07/15/2039	1,012	1,035
6.566% due 09/20/2071 •	24,138	24,707
7.000% due 09/15/2025 - 09/20/2028	6	7
7.500% due 06/15/2027 - 10/15/2031	21	21
8.000% due 06/15/2024 - 09/15/2031	25	25
8.500% due 06/15/2027 - 01/20/2031	166	168
9.000% due 08/20/2030	2	2
Ginnie Mae, TBA
2.000% due 08/01/2053	67,500	56,782
2.500% due 07/01/2053 - 08/01/2053	125,800	108,996
3.000% due 08/01/2053	191,350	171,161
3.500% due 08/01/2053	73,382	67,815
4.000% due 08/01/2053	1,650	1,563
4.500% due 08/01/2053	24,400	23,563
5.000% due 07/01/2053 - 08/01/2053	30,300	29,769
5.500% due 08/01/2053	20,000	19,898
U.S. Small Business Administration
5.370% due 04/01/2028	533	524
5.490% due 05/01/2028	566	556
5.870% due 05/01/2026 - 07/01/2028	375	368
6.220% due 12/01/2028	77	77
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	309	240
2.000% due 11/01/2026 - 04/01/2036	11,111	9,889
2.500% due 01/01/2032 - 04/01/2052	43,069	37,061
3.000% due 10/01/2026 - 07/01/2052	229,424	204,208
3.000% due 12/01/2051 (h)	7,161	6,315
3.500% due 09/01/2025 - 01/01/2052	87,391	81,539
4.000% due 12/01/2025 - 06/01/2049	76,807	73,974
4.500% due 06/01/2024 - 01/01/2049	13,268	13,111
5.000% due 09/01/2025 - 03/01/2049	3,651	3,643
5.500% due 07/01/2023 - 02/01/2042	7,319	7,417
6.000% due 08/01/2023 - 05/01/2041	8,794	9,034
6.500% due 02/01/2026 - 05/01/2040	3,865	3,993
8.000% due 07/01/2030 - 05/01/2032	7	7
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2053	14,400	11,130
2.000% due 07/01/2038 - 08/01/2053	339,900	278,882
3.000% due 07/01/2038 - 08/01/2053	923,580	816,760
3.500% due 07/01/2038 - 07/01/2053	231,900	215,051
4.000% due 08/01/2053	312,540	293,580
4.500% due 07/01/2038 - 08/01/2053	237,268	228,475
5.000% due 07/01/2038 - 09/01/2053	434,368	425,713
5.500% due 08/01/2053	198,900	197,921
Vendee Mortgage Trust
5.795% due 01/15/2030 ~	102	102
6.500% due 03/15/2029	147	143

Total U.S. Government Agencies (Cost $4,115,162)		4,001,856

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.0%
Adjustable Rate Mortgage Trust 4.395% due 09/25/2035 ^~	169	145
BAMLL Commercial Mortgage Securities Trust 6.044% due 09/15/2034 •	1,590	1,580
Banc of America Funding Trust
5.737% due 05/20/2035 ^•	228	193
5.753% due 10/25/2036 ^þ	447	389
6.337% due 01/25/2037 ^þ	451	400
Banc of America Mortgage Trust
3.896% due 02/25/2036 ^~	84	76
4.883% due 06/20/2031 «~	37	35
5.268% due 07/25/2034 «~	1	1
5.750% due 07/20/2032 «~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 11/25/2030 ~	1	1

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

3.250% due 02/25/2033 «~	1	1
4.319% due 01/25/2034 «~	2	2
4.374% due 08/25/2033 ~	66	63
5.500% due 08/25/2033 «~	72	66
Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~	174	82
3.781% due 11/25/2036 ~	312	177
3.817% due 11/25/2036 ^~	425	225
4.195% due 05/25/2035 ~	130	122
Bear Stearns Structured Products, Inc. Trust 3.484% due 12/26/2046 ^~	620	468
BellaVista Mortgage Trust 5.657% due 05/20/2045 •	111	74
Chase Mortgage Finance Trust
3.801% due 09/25/2036 ^«~	19	16
6.000% due 07/25/2037	1,504	717
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.146% due 01/25/2035 ~	207	188
5.330% due 05/25/2036 •	67	60
5.400% due 08/25/2035 •	87	81
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	13,991	11,298
4.418% due 08/25/2035 ^~	75	62
6.080% due 09/25/2035 •	87	87
6.980% due 05/25/2035 •	1	1
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	390	337
Countrywide Alternative Loan Resecuritization Trust 5.019% due 08/25/2037 ^~	82	40
Countrywide Alternative Loan Trust
5.357% due 07/20/2046 ^•	272	218
5.360% due 05/25/2035 •	432	391
5.370% due 05/25/2035 •	61	57
5.400% due 05/25/2035 «•	117	84
5.437% due 09/20/2046 •	5,679	4,095
5.530% due 09/25/2046 ^•	2,274	1,981
5.550% due 05/25/2036 •	30	26
5.650% due 09/25/2046 ^•	3,702	2,767
5.650% due 10/25/2046 ^«•	354	258
5.670% due 07/25/2046 ^•	1,595	1,055
5.710% due 12/25/2035 •	156	141
5.797% due 12/20/2035 •	446	417
5.830% due 10/25/2046 ^•	1,578	1,162
6.250% due 11/25/2036 ^	604	467
Countrywide Home Loan Mortgage Pass-Through Trust
3.611% due 09/25/2047 ^~	239	211
3.884% due 11/25/2037 ~	328	300
3.911% due 02/20/2036 ^«~	40	31
4.010% due 06/19/2031 «~	3	3
4.125% due 07/19/2031 «~	3	3
5.137% due 09/25/2034 ^«~	125	107
5.610% due 05/25/2035 •	447	379
5.690% due 02/25/2035 •	55	49
5.730% due 04/25/2035 «•	15	14
5.730% due 04/25/2035 •	243	225
5.790% due 03/25/2035 •	32	27
5.810% due 02/25/2035 •	264	241
5.830% due 02/25/2035 •	6	5
5.830% due 03/25/2036 •	35	8
5.850% due 02/25/2036 ^«•	18	7
Credit Suisse First Boston Mortgage Securities Corp. 4.311% due 06/25/2033 «~	4	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.079% due 04/25/2037 ^þ	1,797	505
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,151	934
2.691% due 03/25/2060 ~	3,919	3,802
4.698% due 05/27/2053 ~	4,481	3,699
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.250% due 10/25/2036 ^«•	7	5
Fannie Mae
1.500% due 02/25/2036 (a)	45,753	2,708
4.630% due 07/01/2033 «(c)	3,500	3,464
4.860% due 07/01/2033 «(c)	2,500	2,529
4.990% due 03/01/2031 «(c)	1,500	1,514
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031 «	4	4
Freddie Mac 4.660% due 01/25/2031	6,100	6,031
GreenPoint Mortgage Funding Trust
5.550% due 12/25/2046 ^•	1,302	1,210
5.690% due 04/25/2036 ^•	445	425
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~	8	7
GS Mortgage Securities Corp. Trust 6.343% due 07/15/2031 •	2,000	1,762

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~	36,659	29,603
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,712	1,384
2.500% due 02/25/2052 ~	2,204	1,780
3.000% due 09/25/2052 ~	16,249	13,719
GSR Mortgage Loan Trust
3.542% due 04/25/2036 ~	124	84
4.234% due 06/25/2034 ~	10	9
5.670% due 08/25/2046 •	2,056	540
HarborView Mortgage Loan Trust
3.350% due 11/19/2034 «~	21	16
4.383% due 08/19/2034 ~	560	521
4.688% due 08/19/2036 ^«~	45	42
5.417% due 03/19/2037 •	211	190
5.597% due 05/19/2046 ^•	510	153
HomeBanc Mortgage Trust
5.510% due 12/25/2036 «•	9	8
6.010% due 08/25/2029 •	87	83
Impac Secured Assets Trust 5.450% due 11/25/2036 •	61	60
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 «~	2	1
IndyMac INDB Mortgage Loan Trust 5.750% due 11/25/2035 ^•	91	55
IndyMac INDX Mortgage Loan Trust
3.093% due 01/25/2036 ^~	211	193
3.359% due 01/25/2036 ^~	1	0
3.482% due 08/25/2035 ^~	441	339
3.579% due 08/25/2036 ~	7,453	6,454
3.916% due 12/25/2034 ~	3	2
5.450% due 06/25/2037 ^•	304	120
5.570% due 05/25/2046 •	535	476
5.630% due 04/25/2035 •	43	36
5.630% due 07/25/2035 •	391	366
5.790% due 02/25/2035 •	77	69
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,412	3,725
3.000% due 04/25/2052 ~	6,197	5,225
3.000% due 05/25/2052 ~	7,174	6,048
4.247% due 10/25/2035 ~	479	420
6.038% due 12/25/2049 •	1,959	1,876
6.088% due 08/25/2049 •	954	941
Lehman XS Trust 5.790% due 11/25/2046 ^•	1,568	1,224
Luminent Mortgage Trust 5.510% due 12/25/2036 ^•	336	306
MASTR Adjustable Rate Mortgages Trust
5.630% due 05/25/2037 •	352	154
5.750% due 05/25/2047 ^«•	18	18
5.830% due 05/25/2047 ^•	3,350	2,804
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	68	52
MASTR Seasoned Securitization Trust 4.449% due 10/25/2032 «~	68	62
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.893% due 11/15/2031 •	98	93
6.073% due 11/15/2031 «•	12	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •	121	114
5.673% due 06/15/2030 •	88	86
Merrill Lynch Alternative Note Asset Trust 5.750% due 03/25/2037 •	884	228
Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 «~	4	3
5.823% due 10/25/2028 «•	7	7
6.372% due 01/25/2029 ~	913	836
Morgan Stanley Capital Trust 6.093% due 07/15/2035 •	2,500	2,471
Morgan Stanley Mortgage Loan Trust
4.616% due 07/25/2035 ^~	342	286
5.660% due 02/25/2047 •	807	339
Mortgage Equity Conversion Asset Trust
5.720% due 02/25/2042 •	1,628	1,572
5.780% due 01/25/2042 •	11,272	11,086
5.790% due 05/25/2042 •	5,516	5,160
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	6,535	6,036
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	110	105
OBX Trust 3.000% due 01/25/2052 ~	2,922	2,467
Prime Mortgage Trust 5.550% due 02/25/2034 •	9	8
Residential Accredit Loans, Inc. Trust
3.923% due 08/25/2035 ^~	425	164

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.690% due 05/25/2046 ^•	360	288
Residential Funding Mortgage Securities, Inc. Trust 4.149% due 09/25/2035 ^~	626	405
Sequoia Mortgage Trust
3.271% due 01/20/2047 ^~	288	190
5.786% due 04/19/2027 •	8	7
5.846% due 10/19/2026 «•	5	5
5.917% due 10/20/2027 «•	82	77
Structured Adjustable Rate Mortgage Loan Trust
3.525% due 11/25/2035 ^~	214	192
3.934% due 01/25/2035 ~	121	120
4.045% due 07/25/2035 ^~	19	16
4.222% due 08/25/2035 ~	5	4
5.578% due 07/25/2034 ~	13	12
5.885% due 06/25/2034 •	208	190
7.119% due 10/25/2037 ^•	800	711
Structured Asset Mortgage Investments Trust
5.410% due 03/25/2037 •	68	23
5.530% due 06/25/2036 •	59	58
5.570% due 05/25/2036 •	383	258
5.610% due 05/25/2045 •	495	449
5.646% due 07/19/2035 •	660	612
5.750% due 08/25/2036 ^•	2,085	1,481
5.806% due 09/19/2032 •	248	238
5.806% due 10/19/2034 •	43	40
5.846% due 03/19/2034 •	193	179
6.750% due 05/02/2030 «~	49	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.639% due 06/25/2033 «~	2	2
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	899	235
6.470% due 09/25/2036 ^þ	9,085	278
6.515% due 07/25/2037 þ	1,479	589
Thornburg Mortgage Securities Trust 4.586% due 06/25/2043 «~	134	123
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	7,482	6,882
WaMu Mortgage Pass-Through Certificates Trust
3.321% due 04/25/2037 ^~	512	452
3.528% due 12/25/2036 ^~	493	434
3.900% due 12/25/2035 ~	95	90
4.154% due 09/25/2033 ~	52	48
4.239% due 08/25/2033 «~	116	109
4.280% due 03/25/2034 ~	2	2
4.816% due 11/25/2046 •	127	109
4.976% due 02/25/2046 •	463	414
5.176% due 11/25/2042 •	16	14
5.226% due 01/25/2047 •	537	484
5.376% due 06/25/2042 •	77	70
5.376% due 08/25/2042 •	183	173
5.670% due 11/25/2045 •	435	403
5.730% due 10/25/2045 •	31	30
5.790% due 01/25/2045 •	96	92
5.790% due 07/25/2045 •	16	15
5.810% due 01/25/2045 •	296	291
6.150% due 07/25/2044 «•	46	42
6.200% due 12/25/2045 •	732	641
Washington Mutual Mortgage Pass-Through Certificates Trust
4.709% due 11/25/2030 «~	33	32
6.768% due 07/25/2036 þ	2,202	573
Wells Fargo Mortgage-Backed Securities Trust 5.615% due 07/25/2034 «~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $215,289)		188,738

ASSET-BACKED SECURITIES 17.4%
ABFS Mortgage Loan Trust 3.514% due 07/15/2033 þ	553	396
ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •	131	50
5.810% due 11/25/2035 •	308	309
6.200% due 07/25/2034 «•	175	162
AFC Home Equity Loan Trust 5.960% due 06/25/2029 •	134	81
Allegro CLO Ltd. 6.425% due 10/16/2031 •	3,300	3,269
American Money Management Corp. CLO Ltd. 6.130% due 04/17/2029 •	526	526
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •	85	82
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.090% due 06/25/2029 •	158	151
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •	3,951	3,929
6.413% due 07/22/2032 •	3,800	3,748

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Apidos CLO 6.190% due 07/17/2030 •	8,901	8,831
Ares CLO Ltd. 6.323% due 04/22/2031 •	3,800	3,757
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.885% due 10/25/2035 •	2,719	2,648
Asset-Backed Funding Certificates Trust
5.850% due 06/25/2034 •	117	113
6.170% due 03/25/2032 «•	162	153
Asset-Backed Securities Corp. Home Equity Loan Trust
5.230% due 05/25/2037 •	1	1
5.713% due 06/15/2031 •	183	170
Bayview Financial Acquisition Trust 5.703% due 05/28/2037 •	712	650
Bear Stearns Asset-Backed Securities Trust
4.800% due 06/25/2043 «~	9	8
5.527% due 02/25/2034 •	362	348
5.950% due 09/25/2046 •	518	485
6.350% due 10/25/2032 «•	16	15
6.650% due 11/25/2042 «•	176	169
BlueMountain CLO Ltd. 6.453% due 10/22/2030 •	3,497	3,481
Carlyle Global Market Strategies CLO Ltd. 6.230% due 04/17/2031 •	798	791
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •	4,100	4,049
Carrington Mortgage Loan Trust 6.500% due 07/20/2030 •	3,915	3,900
CDC Mortgage Capital Trust 6.200% due 01/25/2033 «•	4	6
Centex Home Equity Loan Trust
5.450% due 01/25/2032 «•	54	51
6.000% due 01/25/2032 «•	160	160
Chase Funding Trust
5.750% due 07/25/2033 «•	21	20
5.790% due 08/25/2032 •	382	363
5.810% due 11/25/2032 «•	79	76
CIFC Funding Ltd. 6.223% due 10/24/2030 •	6,569	6,523
CIT Group Home Equity Loan Trust 5.988% due 12/25/2031 «•	75	72
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •	372	371
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 01/25/2032 «•	139	141
Citigroup Mortgage Loan Trust 5.210% due 07/25/2045 •	142	98
Countrywide Asset-Backed Certificates Trust
5.290% due 07/25/2037 •	856	777
5.350% due 09/25/2037 •	455	396
6.050% due 10/25/2047 •	803	725
6.150% due 09/25/2032 •	966	937
Credit Suisse First Boston Mortgage Securities Corp. 4.001% due 08/25/2032 •	105	99
Credit-Based Asset Servicing & Securitization Trust 2.959% due 01/25/2037 ^•	257	80
Delta Funding Home Equity Loan Trust 6.013% due 09/15/2029 «•	8	8
Dryden CLO Ltd. 6.232% due 04/18/2031 •	3,700	3,665
Dryden Senior Loan Fund 6.230% due 04/15/2031 •	5,400	5,357
Ellington Loan Acquisition Trust
6.200% due 05/25/2037 •	923	868
6.250% due 05/25/2037 •	425	407
EMC Mortgage Loan Trust 5.890% due 05/25/2040 •	144	138
Encore Credit Receivables Trust 5.840% due 07/25/2035 •	2,538	2,416
EquiFirst Mortgage Loan Trust 5.630% due 01/25/2034 «•	69	63
FIRSTPLUS Home Loan Owner Trust 7.170% due 05/10/2024 «þ	354	0
Fremont Home Loan Trust 5.630% due 08/25/2036 •	6,090	2,042
Galaxy CLO Ltd. 6.230% due 10/15/2030 •	7,696	7,642
Gallatin CLO Ltd.
6.311% due 01/21/2028 •	2,272	2,270
6.350% due 07/15/2031 •	4,100	4,021
GE-WMC Mortgage Securities Trust 5.230% due 08/25/2036 «•	35	15
GMACM Home Equity Loan Trust 3.184% due 01/25/2029 «•	16	12
GSAMP Trust
2.288% due 10/25/2036 ^•	7,489	64

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.290% due 12/25/2036 •	937	507
5.950% due 02/25/2033 «•	64	61
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •	4,450	4,413
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •	634	473
IMC Home Equity Loan Trust
7.520% due 08/20/2028 «	3	2
JP Morgan Mortgage Acquisition Trust
5.310% due 08/25/2036 «•	35	15
5.410% due 03/25/2037 •	117	114
KKR CLO Ltd. 6.202% due 07/18/2030 •	2,629	2,605
LCM LP
6.135% due 07/19/2027 •	1,608	1,600
6.290% due 10/20/2027 •	182	182
LCM Ltd. 6.330% due 04/20/2031 •	5,800	5,686
Long Beach Mortgage Loan Trust
5.710% due 10/25/2034 •	62	57
6.200% due 10/25/2034 •	133	132
6.575% due 03/25/2032 «•	185	180
Madison Park Funding Ltd. 6.103% due 04/22/2027 •	1,364	1,357
MASTR Asset-Backed Securities Trust 5.900% due 12/25/2034 ^•	441	425
Merrill Lynch Mortgage Investors Trust
5.270% due 10/25/2037 ^•	980	158
5.310% due 09/25/2037 •	127	28
5.870% due 06/25/2035 «•	174	168
MESA Trust 5.950% due 12/25/2031 «•	6	6
MF1 LLC 7.226% due 06/19/2037 •	3,000	2,992
MF1 Ltd. 6.237% due 10/16/2036 •	5,300	5,174
MidOcean Credit CLO
6.329% due 01/29/2030 •	2,564	2,550
6.429% due 02/20/2031 •	5,756	5,701
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~	496	246
5.870% due 04/25/2037 •	207	61
6.000% due 02/25/2037 ^~	694	399
Mountain View CLO LLC
6.300% due 01/16/2031 •	495	489
6.350% due 10/16/2029 •	4,192	4,166
Mountain View CLO Ltd. 6.380% due 07/15/2031 •	3,400	3,346
Nassau Ltd. 6.410% due 10/15/2029 •	3,286	3,281
Newark BSL CLO Ltd. 6.225% due 07/25/2030 •	6,474	6,432
NovaStar Mortgage Funding Trust 5.280% due 03/25/2037 •	1,576	1,050
Option One Mortgage Loan Trust
5.290% due 01/25/2037 •	512	294
5.930% due 02/25/2035 •	1,833	1,727
Option One Mortgage Loan Trust Asset-Backed Certificates 5.840% due 11/25/2035 •	240	226
OZLM Ltd. 6.500% due 07/20/2030 •	3,029	3,017
Palmer Square CLO Ltd. 6.360% due 07/16/2031 •	2,900	2,875
Palmer Square Loan Funding Ltd. 6.050% due 07/20/2029 •	2,277	2,249
PRET LLC 3.721% due 07/25/2051 þ	6,917	6,498
Renaissance Home Equity Loan Trust
3.823% due 08/25/2033 •	178	161
5.870% due 11/25/2034 •	149	127
5.910% due 12/25/2032 «•	16	15
6.350% due 08/25/2032 •	276	260
Residential Asset Mortgage Products Trust
5.750% due 03/25/2036 •	60	57
6.095% due 09/25/2035 •	1,829	1,728
Residential Asset Securities Corp. Trust 5.730% due 06/25/2033 •	41	36
Romark CLO Ltd. 6.303% due 10/23/2030 •	33,456	33,080
SACO Trust 5.670% due 06/25/2036 ^•	29	28
Securitized Asset-Backed Receivables LLC Trust 5.270% due 12/25/2036 ^•	2,100	499
SLM Student Loan Trust 6.752% due 12/15/2033 •	1,543	1,514

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Sound Point CLO Ltd. 6.173% due 01/23/2029 •	2,681	2,678
Soundview Home Loan Trust 5.270% due 11/25/2036 •	60	17
Stratus CLO Ltd. 6.150% due 12/28/2029 •	3,599	3,557
Structured Asset Investment Loan Trust
6.080% due 06/25/2035 •	10,883	10,238
6.425% due 12/25/2034 •	976	936
Structured Asset Securities Corp. Trust 5.840% due 09/25/2035 •	498	472
Symphony CLO Ltd. 6.140% due 04/15/2028 •	518	516
Tralee CLO Ltd. 6.570% due 07/20/2029 •	4,636	4,630
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	165	146
Venture CLO Ltd.
6.140% due 04/15/2027 •	4,854	4,838
6.380% due 04/20/2032 •	4,000	3,940
6.493% due 08/28/2029 •	9,645	9,596
Wellfleet CLO Ltd.
6.140% due 04/20/2029 •	969	968
6.140% due 07/20/2029 •	916	906
6.160% due 04/20/2028 •	1,523	1,522

Total Asset-Backed Securities (Cost $250,263)		235,562

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (g) 0.4%		6,066

U.S. TREASURY BILLS 2.7%
5.269% due 08/10/2023 - 09/12/2023 (c)(d)(e)(j)(l)	36,186	35,910

Total Short-Term Instruments (Cost $41,978)		41,976

Total Investments in Securities (Cost $4,629,047)		4,472,883

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	1,346,661	13,094

Total Short-Term Instruments (Cost $13,094)		13,094

Total Investments in Affiliates (Cost $13,094)		13,094

Total Investments 332.5% (Cost $4,642,141)		$4,485,977
Financial Derivative Instruments (i)(k) 0.4%(Cost or Premiums, net $14,592)		4,840
Other Assets and Liabilities, net (232.9)%		(3,141,456)

Net Assets 100.0%		$1,349,361

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									When-issued security.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$6,066		U.S. Treasury Notes 4.625% due 06/30/2025		$(6,187)	$6,066	$6,066

Total Repurchase Agreements								$(6,187)	$6,066	$6,066

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (35.1)%
Fannie Mae, TBA						4.000%	07/01/2038	$12,700	$(12,336)	$(12,260)
Fannie Mae, TBA						6.000	08/01/2053	112,100	(113,068)	(113,072)
Uniform Mortgage-Backed Security, TBA						2.500	07/01/2053	60,750	(53,023)	(52,615)
Uniform Mortgage-Backed Security, TBA						2.500	07/01/2053	7,000	(6,071)	(5,937)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2053	155,170	(132,470)	(131,798)
Uniform Mortgage-Backed Security, TBA						3.500	07/01/2053	133,100	(121,725)	(121,303)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2053	37,500	(34,446)	(34,211)
Uniform Mortgage-Backed Security, TBA						5.000	06/01/2053	2,968	(2,918)	(2,908)

Total Short Sales (35.1)%									$(476,057)	$(474,104)

(h)									Securities with an aggregate market value of $24,025 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(15,859) at a weighted average interest rate of 5.097%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures				12/2023	346	$81,829		$(264)	$17	$0
U.S. Treasury 5-Year Note September Futures				09/2023	3,577	383,074		(7,325)	0	0

								$(7,589)	$17	$0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	173	$(40,932)	$251		$0	$(15)
3-Month SOFR Active Contract March Futures				06/2024	173	(41,038)	352		0	(11)
U.S. Treasury 10-Year Note September Futures				09/2023	1,541	(173,001)	1,085		50	(106)
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	5,655	(669,764)	5,893		26	(1,515)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2023	51	(6,947)	(80)		0	(64)

							$7,501		$76	$(1,711)

Total Futures Contracts							$(88)		$93	$(1,711)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	04/10/2025	$17,000	$(65)	$(324)	$(389)	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	04/17/2025	16,700	(60)	(319)	(379)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	04/18/2025	16,700	(71)	(307)	(378)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	04/24/2025	32,400	(136)	(438)	(574)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	04/25/2025	17,800	(95)	(220)	(315)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	115,450	1,239	1,074	2,313	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	599	578	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.513	Annual	03/08/2030	21,600	161	210	371	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.635	Annual	03/08/2030	4,800	38	8	46	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(550)	(396)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.546	Annual	05/08/2030	6,000	46	(120)	(74)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	29,600	226	(566)	(340)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	1,133	1,680	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	50,400	6,598	469	7,067	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	2.313	Annual	07/08/2032	50,100	194	5,468	5,662	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	4,108	4,108	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	520	619	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	25,900	0	849	849	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032	37,700	0	1,235	1,235	0	(84)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	90	130	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	154	208	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.505	Annual	03/08/2033	28,100	330	(53)	277	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	3.510	Annual	03/08/2033	4,800	(55)	10	(45)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	135	229	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	39,325	(103)	(1,714)	(1,817)	94	0

Total Swap Agreements						$9,214	$11,451	$20,665	$192	$(642)

(j)	Securities with an aggregate market value of $3,418 and cash of $26,453 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	61,800	$138	$75
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	2,200	7	1
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	6,900	140	39
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	20,500	415	389
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	6,800	140	38
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	20,500	414	389
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	13,800	290	233
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	13,800	290	226
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	157,000	210	832
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	152,000	344	1,290
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	1,200	32	10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	1,200	32	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	16,900	161	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	16,900	161	144
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	59,600	131	73
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	136,000	264	1,154
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	272,000	216	1,423
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	41,000	825	220
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	41,000	825	812
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	14,000	301	94
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	14,000	301	535
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	13,800	289	121
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	13,800	289	446
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	10,500	232	106
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	10,500	232	318
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	12,100	90	60
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	2,300	2	0

							$6,771	$9,072

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		$98.766	07/06/2023		8,000	$13	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.813	07/06/2023		19,000	36	2

							$49	$3

Total Purchased Options							$6,820	$9,075

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	30,900	$(54)	$(16)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	30,900	(46)	(6)
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.740	07/06/2023	4,000	(13)	(8)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	152,000	(167)	(796)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	29,800	(52)	(16)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	29,800	(43)	(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	136,000	(127)	(712)
NGF	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.569	07/06/2023	8,800	(37)	(72)

$(539)	$(1,632)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	$95.281	07/06/2023	13,000	$(48)	$(1)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	93.281	07/06/2023	5,000	(20)	(5)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	95.875	08/07/2023	73,000	(433)	(426)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	73,000	(399)	(103)

$(900)	$(535)

Total Written Options	$(1,439)	$(2,167)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(l)

Securities with an aggregate market value of $731 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55	$0	$55
Industrials	0	750	0	750
Municipal Bonds & Notes
Texas	0	3,946	0	3,946
U.S. Government Agencies	0	4,001,821	35	4,001,856
Non-Agency Mortgage-Backed Securities	0	180,018	8,720	188,738
Asset-Backed Securities	0	233,984	1,578	235,562
Short-Term Instruments
Repurchase Agreements	0	6,066	0	6,066
U.S. Treasury Bills	0	35,910	0	35,910

	$0	$4,462,550	$10,333	$4,472,883
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,094	$0	$0	$13,094

Total Investments	$13,094	$4,462,550	$10,333	$4,485,977

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(474,104)	$0	$(474,104)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	285	0	285
Over the counter	0	9,075	0	9,075

	$0	$9,360	$0	$9,360
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,353)	0	(2,353)
Over the counter	0	(2,167)	0	(2,167)

	$0	$(4,520)	$0	$(4,520)

Total Financial Derivative Instruments	$0	$4,840	$0	$4,840

Totals	$13,094	$3,993,286	$10,333	$4,016,713

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5% ¤
CORPORATE BONDS & NOTES 2.2%
INDUSTRIALS 2.2%
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	$1,000	$809
Northwell Healthcare, Inc. 4.260% due 11/01/2047	2,000	1,644

Total Corporate Bonds & Notes (Cost $3,037)		2,453

MUNICIPAL BONDS & NOTES 91.8%
ARIZONA 1.2%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,321

ARKANSAS 1.3%
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	1,500	1,471

CALIFORNIA 8.6%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	1,000	1,047
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,416
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	925	859
Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023 4.000% due 09/01/2058	1,250	1,217
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,057
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	1,862
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,000	1,060
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	120	124
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	989

		9,631

CONNECTICUT 2.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,745

FLORIDA 4.0%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,066
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,493
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	915
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,041

		4,515

GEORGIA 1.2%
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2059	1,000	1,008
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	300	333

		1,341

HAWAII 1.4%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,543

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2023 (Unaudited)

ILLINOIS 4.3%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	1,032
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,065
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 4.000% due 01/01/2038	905	897
State of Illinois 7.350% due 07/01/2035	836	902

		4,896

INDIANA 0.8%
Indiana Finance Authority Health System Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	927

KANSAS 1.0%
Kansas Development Finance Authority Revenue Bonds, (BAM Insured),Series 2021 2.774% due 05/01/2051	1,500	1,082

LOUISIANA 2.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,504
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2040	685	751

		2,255

MARYLAND 1.6%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,760

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	1,031

MICHIGAN 2.7%
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,019

MINNESOTA 2.3%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,564

NEVADA 3.0%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,016
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (b)	980	556
0.000% due 06/01/2036 (b)	1,520	769

		3,341

NEW JERSEY 3.7%
MiddleSex County Improvement Authority, New Jersey Revenue Bond, Series 2023 5.000% due 08/15/2053 (a)	1,000	1,082
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,084
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	980
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	987

		4,133

NEW YORK 11.2%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,309
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 4.000% due 06/15/2046	2,000	2,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 3.600% due 06/15/2044	3,000	3,000
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	592
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,081
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (c)	695	632

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2023 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	1,982

		12,596

OHIO 1.0%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2037	1,000	1,157

OREGON 0.7%
Oregon Education Districts General Obligation Bonds, Series 2021 2.207% due 06/30/2033	1,000	798

PENNSYLVANIA 13.3%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	1,672
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,450
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	999
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2056	1,000	868
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.250% due 06/30/2053	1,000	1,040
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	2,953
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	567
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,044
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,429

		15,022

TENNESSEE 3.7%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,138
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,026

		4,164

TEXAS 15.4%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2037	1,000	1,119
Houston, Texas Airport System Revenue Bonds, Series 2023 5.000% due 07/01/2038 (a)	150	162
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,186
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,570
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,528
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,601
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,090
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.500% due 02/01/2050	1,000	1,142
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,005
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	2,974

		17,377

WASHINGTON 2.8%
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,190

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,457

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $107,214)		103,336

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.5%		516

Total Short-Term Instruments (Cost $516)		516

Total Investments in Securities (Cost $110,767)		106,305

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	628,705	6,113

Total Short-Term Instruments (Cost $6,109)		6,113

Total Investments in Affiliates (Cost $6,109)		6,113

Total Investments 99.9% (Cost $116,876)		$112,418
Other Assets and Liabilities, net 0.1%		83

Net Assets 100.0%		$112,501

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$780	$632	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$516	U.S. Treasury Notes 4.625% due 06/30/2025	$(526)	$516	$516

Total Repurchase Agreements						$(526)	$516	$516

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$2,453	$0	$2,453
Municipal Bonds & Notes
	Arizona			0	1,321	0	1,321
	Arkansas			0	1,471	0	1,471
	California			0	9,631	0	9,631
	Connecticut			0	2,745	0	2,745
	Florida			0	4,515	0	4,515
	Georgia			0	1,341	0	1,341
	Hawaii			0	1,543	0	1,543
	Illinois			0	4,896	0	4,896
	Indiana			0	927	0	927
	Kansas			0	1,082	0	1,082
	Louisiana			0	2,255	0	2,255
	Maryland			0	1,760	0	1,760
	Massachusetts			0	1,031	0	1,031
	Michigan			0	3,019	0	3,019
	Minnesota			0	2,564	0	2,564
	Nevada			0	3,341	0	3,341
	New Jersey			0	4,133	0	4,133
	New York			0	12,596	0	12,596
	Ohio			0	1,157	0	1,157
	Oregon			0	798	0	798
	Pennsylvania			0	15,022	0	15,022
	Tennessee			0	4,164	0	4,164
	Texas			0	17,377	0	17,377
	Washington			0	3,190	0	3,190
	Wisconsin			0	1,457	0	1,457
Short-Term Instruments
	Repurchase Agreements			0	516	0	516

				$0	$106,305	$0	$106,305
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$6,113	$0	$0	$6,113

Total Investments				$6,113	$106,305	$0	$112,418

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.6% ¤
U.S. TREASURY OBLIGATIONS 175.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$13,416	$13,015
0.125% due 10/15/2024	10,170	9,810
0.125% due 04/15/2025	5,168	4,917
0.125% due 10/15/2025 (c)	16,253	15,411
0.125% due 04/15/2026	8,676	8,137
0.125% due 07/15/2026	11,391	10,703
0.125% due 10/15/2026 (c)	13,967	13,060
0.125% due 04/15/2027	5,373	4,974
0.125% due 01/15/2030	13,101	11,757
0.125% due 07/15/2030 (c)	15,028	13,483
0.125% due 01/15/2031	13,683	12,166
0.125% due 07/15/2031 (c)	16,934	15,024
0.125% due 01/15/2032 (c)	17,993	15,848
0.125% due 02/15/2051	3,181	2,126
0.250% due 01/15/2025 (c)	16,434	15,756
0.250% due 07/15/2029	7,709	7,042
0.250% due 02/15/2050	6,821	4,777
0.375% due 07/15/2025	12,658	12,115
0.375% due 01/15/2027 (c)	22,858	21,454
0.375% due 07/15/2027 (c)	13,643	12,793
0.500% due 04/15/2024	7,218	7,043
0.500% due 01/15/2028 (c)	10,578	9,897
0.625% due 01/15/2024 (c)	10,103	9,932
0.625% due 01/15/2026 (c)	13,534	12,908
0.625% due 07/15/2032 (c)	22,450	20,647
0.625% due 02/15/2043	6,598	5,418
0.750% due 07/15/2028 (c)	14,141	13,405
0.750% due 02/15/2042	7,949	6,760
0.750% due 02/15/2045	6,880	5,692
0.875% due 01/15/2029	12,976	12,288
0.875% due 02/15/2047	7,704	6,471
1.000% due 02/15/2046	7,388	6,416
1.000% due 02/15/2048	6,102	5,255
1.000% due 02/15/2049	3,617	3,114
1.125% due 01/15/2033 (c)	2,241	2,148
1.375% due 02/15/2044	4,218	3,977
1.500% due 02/15/2053	1,735	1,686
1.625% due 10/15/2027 (c)	16,899	16,656
1.750% due 01/15/2028	2,967	2,934
2.125% due 02/15/2041	4,198	4,508
3.625% due 04/15/2028	5,177	5,559
3.875% due 04/15/2029	3,335	3,686

Total U.S. Treasury Obligations (Cost $408,773)		390,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.430% due 01/25/2035 •	53	50
Merrill Lynch Mortgage Investors Trust 5.570% due 07/25/2030 «•	300	273

Total Non-Agency Mortgage-Backed Securities (Cost $339)		323

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		577

Total Short-Term Instruments (Cost $577)		577

Total Investments in Securities (Cost $409,689)		391,668

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2023 (Unaudited)

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	210,334	2,045

Total Short-Term Instruments (Cost $2,045)		2,045

Total Investments in Affiliates (Cost $2,045)		2,045

Total Investments 176.5% (Cost $411,734)		$393,713
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $(273))		2
Other Assets and Liabilities, net (76.5)%		(170,683)

Net Assets 100.0%		$223,032

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$577	U.S. Treasury Notes 4.625% due 06/30/2025	$(589)	$577	$577

Total Repurchase Agreements	$(589)	$577	$577

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.180%	05/04/2023	07/06/2023	$(56,618)	$(57,107)
DEU	5.170	06/15/2023	07/06/2023	(106,822)	(107,098)
5.170	06/20/2023	07/06/2023	(7,880)	(7,895)

Total Reverse Repurchase Agreements	$(172,100)

(c)	Securities with an aggregate market value of $172,103 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(155,091) at a weighted average interest rate of 5.093%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz September Futures	09/2023	11	$(1,259)	$11	$2	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	1	(136)	(2)	0	(1)

Total Futures Contracts	$9	$2	$(1)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	12/20/2025	$13,100	$(54)	$79	$25	$0	$0
Receive	CPTFEMU	2.975	Maturity	08/15/2027	EUR	900	4	8	12	0	(1)

Total Swap Agreements	$(50)	$87	$37	$0	$(1)

Cash of $552 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2023	JPY	7,964	$57	$2	$0
JPM	07/2023	$19	JPY	2,712	0	0
08/2023	JPY	2,701	$19	0	0
TOR	07/2023	$37	JPY	5,252	0	0
08/2023	JPY	5,229	$37	0	0

Total Forward Foreign Currency Contracts	$2	$0

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options	$(223)	$0

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$390,768	$0	$390,768
Non-Agency Mortgage-Backed Securities	0	50	273	323
Short-Term Instruments
Repurchase Agreements	0	577	0	577

$0	$391,395	$273	$391,668
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,045	$0	$0	$2,045

Total Investments	$2,045	$391,395	$273	$393,713

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	0	0	2
Over the counter	0	2	0	2

$2	$2	$0	$4
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$2	$0	$0	$2

Totals	$2,047	$391,395	$273	$393,715

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
CORPORATE BONDS & NOTES 73.4%
BANKING & FINANCE 30.1%
AerCap Ireland Capital DAC
3.850% due 10/29/2041	$600	$456
4.875% due 01/16/2024	600	596
5.750% due 06/06/2028	150	149
AIA Group Ltd. 5.625% due 10/25/2027	200	205
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051	500	308
Ally Financial, Inc.
6.700% due 02/14/2033	400	354
6.992% due 06/13/2029 •	100	99
8.000% due 11/01/2031	300	312
American Homes 4 Rent LP 4.250% due 02/15/2028	300	283
American Tower Corp. 2.100% due 06/15/2030	900	728
Aon Corp. 2.800% due 05/15/2030	500	433
Aviation Capital Group LLC 6.250% due 04/15/2028	300	300
Avolon Holdings Funding Ltd. 6.375% due 05/04/2028	500	495
Banco Santander SA
5.147% due 08/18/2025	200	197
5.294% due 08/18/2027	200	196
Bank Leumi Le-Israel BM 5.125% due 07/27/2027	200	199
Bank of America Corp.
1.922% due 10/24/2031 •	400	317
2.831% due 10/24/2051 •	1,200	789
2.884% due 10/22/2030 •	1,400	1,206
3.824% due 01/20/2028 •	300	284
5.202% due 04/25/2029 •	800	792
5.288% due 04/25/2034	400	396
6.204% due 11/10/2028 •	700	720
Bank of Ireland Group PLC 6.253% due 09/16/2026 •	200	199
Bank of Montreal 4.689% due 07/28/2029	500	497
Barclays PLC
2.645% due 06/24/2031 •	1,500	1,204
5.746% due 08/09/2033 •	700	677
BGC Partners, Inc. 8.000% due 05/25/2028	400	387
BlackRock, Inc. 4.750% due 05/25/2033	100	98
Blackstone Holdings Finance Co. LLC 6.200% due 04/22/2033	400	409
BNP Paribas SA 7.750% due 08/16/2029 •(e)(f)	300	291
Boston Properties LP
6.500% due 01/15/2034	100	101
6.750% due 12/01/2027	100	101
BPCE SA 5.975% due 01/18/2027 •	500	496
Brookfield Finance, Inc. 3.500% due 03/30/2051	800	531
Capital One Financial Corp. 6.312% due 06/08/2029 •	400	398
Citigroup, Inc.
3.106% due 04/08/2026 •	650	621
6.174% due 05/25/2034	1,400	1,413
Citizens Bank NA 5.284% due 01/26/2026 •	250	232
Cooperatieve Rabobank UA 5.564% due 02/28/2029 •	500	494
Credit Agricole SA 5.589% due 07/05/2026 (a)	400	400
Credit Suisse AG 1.250% due 08/07/2026	400	345

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

Crown Castle, Inc.
1.050% due 07/15/2026		500	438
3.250% due 01/15/2051		400	273
Deutsche Bank AG
2.311% due 11/16/2027 •		600	516
3.961% due 11/26/2025 •		400	382
6.119% due 07/14/2026 •		400	396
DNB Bank ASA 5.896% due 10/09/2026 •		500	495
Equifax, Inc. 5.100% due 06/01/2028		400	394
Equinix, Inc. 3.000% due 07/15/2050		300	195
Equitable Financial Life Global Funding 5.450% due 03/03/2028		400	395
Essex Portfolio LP 1.700% due 03/01/2028		100	84
Extra Space Storage LP 3.900% due 04/01/2029		800	730
Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	193
5.700% due 03/14/2028		200	200
Fifth Third Bacorp 4.772% due 07/28/2030 •		200	187
Fifth Third Bank NA 5.852% due 10/27/2025 •		250	244
General Motors Financial Co., Inc. 6.000% due 01/09/2028		500	504
GLP Capital LP 5.250% due 06/01/2025		200	196
Goldman Sachs Group, Inc.
2.600% due 02/07/2030		1,300	1,108
3.102% due 02/24/2033 •		1,300	1,099
3.800% due 03/15/2030		200	185
7.250% due 04/10/2028	GBP	200	260
Host Hotels & Resorts LP
2.900% due 12/15/2031		$300	236
3.500% due 09/15/2030		300	255
HSBC Holdings PLC
5.402% due 08/11/2033 •		500	489
6.254% due 03/09/2034 •		900	923
7.390% due 11/03/2028 •		500	528
Hudson Pacific Properties LP 5.950% due 02/15/2028		100	80
Intesa Sanpaolo SpA 6.625% due 06/20/2033		900	898
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		1,500	1,334
4.452% due 12/05/2029 •		1,200	1,151
4.851% due 07/25/2028 •		400	395
5.350% due 06/01/2034		1,400	1,412
KBC Group NV 5.796% due 01/19/2029 •		400	398
KeyBank NA 3.300% due 06/01/2025		200	183
Kilroy Realty LP
2.500% due 11/15/2032		200	139
2.650% due 11/15/2033		300	204
Lazard Group LLC 4.375% due 03/11/2029		100	93
Lloyds Banking Group PLC 4.550% due 08/16/2028		500	473
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027		200	196
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		1,500	1,217
5.017% due 07/20/2028 •		500	490
Mizuho Financial Group, Inc.
5.739% due 05/27/2031 •		300	300
5.778% due 07/06/2029 (a)		300	301
Morgan Stanley
4.679% due 07/17/2026 •		500	491
5.250% due 04/21/2034		2,000	1,976
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	100	81
Nasdaq, Inc. 5.550% due 02/15/2034		$300	301
NatWest Group PLC
4.892% due 05/18/2029 •		500	476
5.808% due 09/13/2029 •		300	296
Nomura Holdings, Inc.
2.608% due 07/14/2031		500	397
2.679% due 07/16/2030		200	164
5.709% due 01/09/2026		200	198
NTT Finance Corp. 4.372% due 07/27/2027		100	98

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

PNC Financial Services Group, Inc. 5.812% due 06/12/2026 •		100	99
Popular, Inc. 7.250% due 03/13/2028		400	400
Principal Life Global Funding 5.500% due 06/28/2028		200	199
Prologis LP 4.750% due 06/15/2033		400	391
Realty Income Corp.
4.875% due 07/06/2030 (a)	EUR	500	543
5.125% due 07/06/2034 (a)		400	437
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		$200	201
RENAISSANCERE HOLDINGS 5.750% due 06/05/2033		300	294
Rexford Industrial Realty LP 5.000% due 06/15/2028		400	389
Royal Bank of Canada 5.000% due 02/01/2033		400	392
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		500	405
6.833% due 11/21/2026 •		600	602
Societe Generale SA
3.625% due 03/01/2041		200	130
6.221% due 06/15/2033 •		200	186
Standard Chartered PLC
3.971% due 03/30/2026 •		200	191
6.301% due 01/09/2029 •		400	403
7.776% due 11/16/2025 •		300	307
Sumitomo Mitsui Financial Group, Inc. 5.766% due 01/13/2033		700	721
Synchrony Bank 5.625% due 08/23/2027		250	235
Synchrony Financial 3.950% due 12/01/2027		300	262
Toronto-Dominion Bank 4.701% due 06/05/2026		300	297
Toyota Motor Credit Corp. 4.625% due 01/12/2028		300	298
Truist Financial Corp.
5.122% due 01/26/2034 •		500	474
6.123% due 10/28/2033 •		300	305
U.S. Bancorp
4.839% due 02/01/2034 •		700	654
5.775% due 06/12/2029 •		200	200
UBS Group AG
2.593% due 09/11/2025 •		300	286
4.703% due 08/05/2027 •		400	382
4.988% due 08/05/2033 •		200	185
6.442% due 08/11/2028 •		300	301
VICI Properties LP
4.375% due 05/15/2025		300	290
5.125% due 05/15/2032		500	468
Wells Fargo & Co.
2.393% due 06/02/2028 •		200	178
2.879% due 10/30/2030 •		1,500	1,297
5.389% due 04/24/2034		1,400	1,392
Weyerhaeuser Co.
4.000% due 11/15/2029		600	554
4.000% due 04/15/2030		500	460
Willis North America, Inc. 5.350% due 05/15/2033		200	195

			58,358

INDUSTRIALS 34.4%
AbbVie, Inc.
4.050% due 11/21/2039		900	784
4.850% due 06/15/2044		400	373
Alibaba Group Holding Ltd. 2.700% due 02/09/2041		600	401
Altria Group, Inc. 3.400% due 02/04/2041		300	210
Amcor Finance USA, Inc. 5.625% due 05/26/2033		200	198
Amgen, Inc.
4.050% due 08/18/2029		300	285
5.150% due 03/02/2028		400	400
5.250% due 03/02/2030		500	501
5.250% due 03/02/2033		600	601
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		500	438
Anheuser-Busch Cos. LLC 4.700% due 02/01/2036		150	146
Anheuser-Busch InBev Finance, Inc. 4.625% due 02/01/2044		200	184

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

Apple, Inc.
4.150% due 05/10/2030		150	148
4.300% due 05/10/2033		150	149
ArcelorMittal SA 6.800% due 11/29/2032		300	308
AstraZeneca PLC 6.450% due 09/15/2037		700	803
AT&T, Inc. 5.400% due 02/15/2034		400	401
Bacardi Ltd. 5.400% due 06/15/2033		200	198
BAT Capital Corp.
2.259% due 03/25/2028		400	343
4.700% due 04/02/2027		100	97
Bayer U.S. Finance LLC 4.250% due 12/15/2025		500	483
Becton Dickinson & Co. 1.957% due 02/11/2031		700	567
BHP Billiton Finance USA Ltd. Co. 4.750% due 02/28/2028		400	398
Boeing Co.
2.196% due 02/04/2026		600	551
2.950% due 02/01/2030		300	261
3.950% due 08/01/2059		1,100	813
Bristol-Myers Squibb Co.
1.450% due 11/13/2030		400	321
3.900% due 03/15/2062		200	161
Broadcom, Inc.
1.950% due 02/15/2028		300	260
3.469% due 04/15/2034		700	574
3.750% due 02/15/2051		500	368
Cameron LNG LLC 3.302% due 01/15/2035		300	250
CDW LLC
3.250% due 02/15/2029		400	343
3.569% due 12/01/2031		100	85
Centene Corp.
2.450% due 07/15/2028		300	257
3.000% due 10/15/2030		800	667
CenterPoint Energy Resources Corp. 5.250% due 03/01/2028		300	300
Charter Communications Operating LLC
3.950% due 06/30/2062		1,300	801
5.250% due 04/01/2053		300	242
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		200	181
Cheniere Energy Partners LP
4.500% due 10/01/2029		400	367
5.950% due 06/30/2033		200	201
Choice Hotels International, Inc. 3.700% due 12/01/2029		500	432
Comcast Corp. 4.800% due 05/15/2033		500	495
CommonSpirit Health 6.073% due 11/01/2027		100	102
Constellation Brands, Inc.
3.150% due 08/01/2029		400	361
4.500% due 05/09/2047		400	347
Continental Resources, Inc. 4.375% due 01/15/2028		750	705
Cox Communications, Inc. 5.700% due 06/15/2033		200	202
CSL Finanace PLC Co. 4.950% due 04/27/2062		200	185
CVS Health Corp.
3.250% due 08/15/2029		700	629
5.300% due 06/01/2033		1,100	1,099
DCP Midstream Operating LP 5.375% due 07/15/2025		700	694
Diageo Capital PLC 5.300% due 10/24/2027		200	203
Diageo Finance PLC 2.750% due 06/08/2038	GBP	100	93
Eaton Corp. 4.350% due 05/18/2028		$300	295
eBay, Inc. 5.950% due 11/22/2027		300	308
Ecopetrol SA 8.875% due 01/13/2033		500	496
Elevance Health, Inc.
5.500% due 10/15/2032		400	411
6.100% due 10/15/2052		400	439
Enbridge, Inc. 7.625% due 01/15/2083 •		200	201
Energy Transfer LP
4.750% due 01/15/2026		200	196

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

5.350% due 05/15/2045		400	350
6.000% due 06/15/2048		375	356
EnLink Midstream LLC 6.500% due 09/01/2030		500	500
Entergy Louisiana LLC
2.350% due 06/15/2032		800	642
2.900% due 03/15/2051		800	529
Enterprise Products Operating LLC 5.350% due 01/31/2033		700	712
EQT Corp. 7.000% due 02/01/2030		700	734
Estee Lauder Cos., Inc. 4.375% due 05/15/2028		400	394
Expedia Group, Inc. 3.250% due 02/15/2030		300	261
Fidelity National Information Services, Inc.
1.150% due 03/01/2026		200	179
4.700% due 07/15/2027		100	97
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		100	97
GE HealthCare Technologies, Inc. 5.600% due 11/15/2025		200	200
General Mills, Inc. 4.950% due 03/29/2033		400	397
General Motors Co.
5.400% due 10/15/2029		200	195
5.600% due 10/15/2032		300	290
Glencore Funding LLC
2.625% due 09/23/2031		800	645
5.400% due 05/08/2028		500	495
Global Payments, Inc.
2.900% due 05/15/2030		100	85
3.200% due 08/15/2029		100	87
4.150% due 08/15/2049		400	300
4.875% due 03/17/2031	EUR	200	218
5.400% due 08/15/2032		$200	195
Haleon U.S. Capital LLC 3.375% due 03/24/2029		1,300	1,182
HCA, Inc.
4.375% due 03/15/2042		700	580
5.375% due 02/01/2025		600	595
Hess Corp. 7.300% due 08/15/2031		400	439
Home Depot, Inc. 4.950% due 09/15/2052		200	199
Humana, Inc.
3.700% due 03/23/2029		500	458
3.950% due 03/15/2027		400	383
5.875% due 03/01/2033		300	312
Hyatt Hotels Corp.
5.375% due 04/23/2025		200	198
5.750% due 01/30/2027 (a)		700	698
Hyundai Capital America
5.500% due 03/30/2026		400	397
5.680% due 06/26/2028		300	298
Illumina, Inc.
5.750% due 12/13/2027		100	100
5.800% due 12/12/2025		200	201
Imperial Brands Finance PLC 6.125% due 07/27/2027		200	201
JDE Peet's NV 2.250% due 09/24/2031		950	736
Kinder Morgan, Inc. 5.200% due 06/01/2033		600	582
Kraft Heinz Foods Co.
4.375% due 06/01/2046		600	510
6.875% due 01/26/2039		200	226
Lenovo Group Ltd. 5.831% due 01/27/2028		400	399
LKQ Corp. 5.750% due 06/15/2028		200	199
Marathon Oil Corp. 6.800% due 03/15/2032		300	310
Marriott International, Inc.
4.000% due 04/15/2028		500	472
4.625% due 06/15/2030		500	479
Marvell Technology, Inc.
1.650% due 04/15/2026		100	90
2.950% due 04/15/2031		700	587
Medtronic Global Holdings SCA 4.250% due 03/30/2028		400	391
Merck & Co., Inc. 4.500% due 05/17/2033		300	298
Meta Platforms, Inc.
3.850% due 08/15/2032		100	93
4.800% due 05/15/2030		200	200

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

Micron Technology, Inc. 6.750% due 11/01/2029	200	208
Moody's Corp. 2.000% due 08/19/2031	300	242
Motorola Solutions, Inc.
2.300% due 11/15/2030	1,000	808
4.600% due 05/23/2029	200	194
MPLX LP 4.950% due 09/01/2032	200	191
MSCI, Inc. 4.000% due 11/15/2029	400	362
Netflix, Inc.
4.875% due 04/15/2028	200	198
5.375% due 11/15/2029	500	502
NXP BV
4.300% due 06/18/2029	200	189
4.875% due 03/01/2024	400	397
Occidental Petroleum Corp.
6.375% due 09/01/2028	200	203
7.500% due 05/01/2031	500	547
8.875% due 07/15/2030	300	345
OCI NV 6.700% due 03/16/2033	200	196
Open Text Corp. 6.900% due 12/01/2027	200	204
Oracle Corp.
1.650% due 03/25/2026 (g)	200	182
2.875% due 03/25/2031 (g)	300	256
3.250% due 11/15/2027	200	186
3.900% due 05/15/2035	500	432
5.550% due 02/06/2053	500	485
6.150% due 11/09/2029 (g)	300	313
Ovintiv, Inc. 5.650% due 05/15/2025	500	496
Paramount Global 7.875% due 07/30/2030	200	211
Petroleos Mexicanos 6.700% due 02/16/2032	400	304
Pfizer Investment Enterprises Pte. Ltd. 4.750% due 05/19/2033	500	498
Philip Morris International, Inc. 1.750% due 11/01/2030	700	554
Pilgrim's Pride Corp. 6.250% due 07/01/2033	200	194
Pioneer Natural Resources Co. 5.100% due 03/29/2026	400	398
Providence St Joseph Health Obligated Group 2.532% due 10/01/2029	300	253
Quanta Services, Inc. 3.050% due 10/01/2041	600	417
RELX Capital, Inc. 3.000% due 05/22/2030	300	268
Rogers Communications, Inc. 5.000% due 03/15/2044	500	440
Royalty Pharma PLC 3.300% due 09/02/2040	600	428
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032	600	544
SK Hynix, Inc. 6.375% due 01/17/2028	400	402
Skyworks Solutions, Inc. 1.800% due 06/01/2026	300	268
Southern Co.
1.750% due 03/15/2028	300	257
3.750% due 09/15/2051 •	800	683
Spectra Energy Partners LP 3.375% due 10/15/2026	400	376
Sutter Health 5.164% due 08/15/2033	200	200
Sysco Corp. 4.850% due 10/01/2045	400	356
T-Mobile USA, Inc.
2.400% due 03/15/2029	700	602
3.375% due 04/15/2029	500	452
3.600% due 11/15/2060	1,000	703
Take-Two Interactive Software, Inc. 4.950% due 03/28/2028	500	494
Targa Resources Corp. 5.200% due 07/01/2027	500	491
Texas Instruments, Inc. 4.900% due 03/14/2033	200	205
TransCanada PipeLines Ltd. 4.875% due 01/15/2026	500	494
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	100	96

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

UnitedHealth Group, Inc.
4.950% due 05/15/2062	400	385
5.200% due 04/15/2063	700	701
UPMC 5.035% due 05/15/2033	200	195
Var Energi ASA 7.500% due 01/15/2028	300	309
VeriSign, Inc. 2.700% due 06/15/2031	300	250
Verisk Analytics, Inc. 5.750% due 04/01/2033	200	210
VMware, Inc. 2.200% due 08/15/2031	500	393
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025	200	192
Walt Disney Co. 5.400% due 10/01/2043	800	816
Warnermedia Holdings, Inc. 5.391% due 03/15/2062	1,100	897
Weir Group PLC 2.200% due 05/13/2026	200	179
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026	400	374
Williams Cos., Inc. 5.400% due 03/02/2026	500	499
Zoetis, Inc. 4.700% due 02/01/2043	300	279

		66,486

UTILITIES 8.9%
AEP Texas, Inc. 5.400% due 06/01/2033	100	100
AES Corp. 5.450% due 06/01/2028	500	491
Appalachian Power Co. 4.500% due 08/01/2032	400	375
AT&T, Inc.
3.650% due 09/15/2059	1,100	767
3.800% due 12/01/2057	100	73
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	200	184
Brooklyn Union Gas Co. 4.632% due 08/05/2027	100	96
Constellation Energy Generation LLC 3.250% due 06/01/2025	300	286
Consumers Energy Co. 4.200% due 09/01/2052	200	172
Duke Energy Carolinas LLC 3.550% due 03/15/2052	600	458
Duke Energy Ohio, Inc. 5.250% due 04/01/2033	400	403
Enel Finance International NV
7.500% due 10/14/2032	500	555
7.750% due 10/14/2052	400	469
Eversource Energy 5.450% due 03/01/2028	400	403
Florida Power & Light Co. 5.100% due 04/01/2033	500	508
Georgia Power Co. 2.650% due 09/15/2029	200	173
Louisville Gas & Electric Co. 5.450% due 04/15/2033	400	408
Massachusetts Electric Co. 1.729% due 11/24/2030	400	306
Metropolitan Edison Co. 5.200% due 04/01/2028	500	495
MidAmerican Energy Co. 4.250% due 07/15/2049	700	596
National Fuel Gas Co. 5.500% due 10/01/2026	250	244
National Grid PLC 5.602% due 06/12/2028	100	100
National Rural Utilities Cooperative Finance Corp. 5.050% due 09/15/2028	300	299
NextEra Energy Capital Holdings, Inc.
5.000% due 02/28/2030	300	297
5.050% due 02/28/2033	200	197
NGPL PipeCo LLC 3.250% due 07/15/2031	300	248
Pacific Gas & Electric Co.
4.000% due 12/01/2046	1,100	739
5.900% due 06/15/2032	200	193
6.100% due 01/15/2029	400	394
6.150% due 01/15/2033	400	391
6.400% due 06/15/2033	400	398

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

PacifiCorp 2.700% due 09/15/2030	100	83
Piedmont Natural Gas Co., Inc. 5.400% due 06/15/2033	400	399
Public Service Electric & Gas Co. 4.650% due 03/15/2033	400	393
Sempra Energy 5.500% due 08/01/2033	200	199
Southern California Edison Co.
2.750% due 02/01/2032	300	251
2.850% due 08/01/2029	100	87
2.950% due 02/01/2051	300	197
4.900% due 06/01/2026	300	296
Southern California Gas Co. 5.200% due 06/01/2033	400	395
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	500	387
Targa Resources Partners LP 4.875% due 02/01/2031	200	185
Verizon Communications, Inc.
2.355% due 03/15/2032	900	724
3.000% due 11/20/2060	400	250
4.329% due 09/21/2028	300	289
Virginia Electric & Power Co.
2.300% due 11/15/2031	400	325
5.000% due 04/01/2033	600	593
Vodafone Group PLC 7.875% due 02/15/2030	400	459
WEC Energy Group, Inc. 4.750% due 01/09/2026	300	296
Wisconsin Electric Power Co. 4.750% due 09/30/2032	100	98
Wisconsin Power & Light Co. 4.950% due 04/01/2033	500	495

		17,219

Total Corporate Bonds & Notes (Cost $144,497)		142,063

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
5.000% due 04/01/2053 - 05/01/2053	534	523
5.500% due 11/01/2052 - 01/01/2053	1,398	1,397
Fannie Mae, TBA 6.500% due 08/01/2053	2,400	2,449
Freddie Mac 5.000% due 06/01/2053	461	452
Uniform Mortgage-Backed Security 6.000% due 03/01/2053 - 04/01/2053	2,050	2,069

Total U.S. Government Agencies (Cost $6,968)		6,890

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Bonds
2.500% due 02/15/2045	2,000	1,549
2.875% due 05/15/2052 (j)	1,100	912
3.000% due 11/15/2044	149	126
3.250% due 05/15/2042	3,700	3,304
3.375% due 08/15/2042	2,300	2,089
4.000% due 11/15/2042	3,500	3,479
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028	1,821	1,762
U.S. Treasury Notes
3.375% due 05/15/2033	4,800	4,630
3.500% due 02/15/2033 (h)	9,800	9,547
3.625% due 03/31/2028	260	254
3.625% due 05/31/2028	1,900	1,859
4.125% due 11/15/2032	1,825	1,865

Total U.S. Treasury Obligations (Cost $32,274)		31,376

ASSET-BACKED SECURITIES 0.7%
Barings CLO Ltd. 6.210% due 04/15/2031 •	300	296
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034	400	404
Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •	300	300
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	400	402

Total Asset-Backed Securities (Cost $1,388)		1,402

SOVEREIGN ISSUES 1.0%
Airport Authority
4.750% due 01/12/2028	200	200

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

4.875% due 01/12/2030	200	203
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026	300	296
Chile Government International Bond 4.949% due 01/05/2036 (a)	300	297
Israel Government International Bond 4.500% due 01/17/2033	500	493
Saudi Government International Bond 4.875% due 07/18/2033	400	400

Total Sovereign Issues (Cost $1,889)		1,889

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc. 7.375% due 05/15/2028 •(e)	100,000	99

Total Preferred Securities (Cost $100)		99

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 0.2%
AT&T, Inc. 5.700% due 03/19/2024	$400	383

U.S. TREASURY BILLS 1.3%
5.254% due 08/15/2023 - 09/28/2023 (b)(c)(j)	2,500	2,476

Total Short-Term Instruments (Cost $2,860)		2,859

Total Investments in Securities (Cost $189,976)		186,578

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	7,925	77

Total Short-Term Instruments (Cost $77)		77

Total Investments in Affiliates (Cost $77)		77

Total Investments 96.5% (Cost $190,053)		$186,655
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $510)		79
Other Assets and Liabilities, net 3.5%		6,656

Net Assets 100.0%		$193,390

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.	1.650%	03/25/2026	09/01/2022	$184	$182	0.10%
Oracle Corp.	2.875	03/25/2031	10/28/2022	242	256	0.13
Oracle Corp.	6.150	11/09/2029	02/15/2023	313	313	0.16

$739	$751	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	5.180%	06/20/2023	07/13/2023	$(794)	$(795)

Total Reverse Repurchase Agreements	$(795)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Fannie Mae, TBA	5.500%	08/01/2053	$1,400	$(1,398)	$(1,393)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2053	1,000	(988)	(980)

Total Short Sales (1.2)%	$(2,386)	$(2,373)

(h)	Securities with an aggregate market value of $779 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(217) at a weighted average interest rate of 5.154%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	22	$2,356	$(30)	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	5	592	(2)	1	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	2	272	(1)	3	0

$(33)	$4	$0

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	10	$(1,459)	$14	$10	$(1)
Euro-Schatz September Futures	09/2023	39	(4,462)	37	8	0
U.S. Treasury 2-Year Note September Futures	09/2023	13	(2,643)	20	0	0
United Kingdom Long Gilt September Futures	09/2023	1	(121)	1	1	0

$72	$19	$(1)

Total Futures Contracts	$39	$23	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2027	0.731%	$200	$(1)	$4	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	600	(2)	3	1	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	1.014	700	120	3	123	1	0

$117	$10	$127	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$39,100	$426	$173	$599	$53	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	CAONREPO Index	4.000%	Semi-Annual	06/21/2025	CAD	5,400	$(26)	$(31)	$(57)	$6	$0

Total Swap Agreements	$517	$152	$669	$61	$0

(j)	Securities with an aggregate market value of $1,301 and cash of $926 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BRC	08/2023	GBP	119	$149	$0	$(1)
MBC	08/2023	EUR	281	310	3	0
RBC	08/2023	CAD	50	37	0	(1)
08/2023	GBP	116	147	0	(1)
UAG	08/2023	116	147	0	0

Total Forward Foreign Currency Contracts	$3	$(3)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	200	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	100	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	100	(1)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	100	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	100	(1)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	100	1	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0

Total Written Options	$(7)	$(4)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$58,358	$0	$58,358
Industrials	0	66,486	0	66,486
Utilities	0	17,219	0	17,219
U.S. Government Agencies	0	6,890	0	6,890
U.S. Treasury Obligations	0	31,376	0	31,376
Asset-Backed Securities	0	1,402	0	1,402
Sovereign Issues	0	1,889	0	1,889
Preferred Securities
Banking & Finance	0	99	0	99
Short-Term Instruments
Commercial Paper	0	383	0	383
U.S. Treasury Bills	0	2,476	0	2,476

$0	$186,578	$0	$186,578
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77	$0	$0	$77

Total Investments	$77	$186,578	$0	$186,655

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,373)	$0	$(2,373)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	65	0	84
Over the counter	0	3	0	3

$19	$68	$0	$87
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(7)	0	(7)

$(1)	$(7)	$0	$(8)

Total Financial Derivative Instruments	$18	$61	$0	$79

Totals	$95	$184,266	$0	$184,361

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 29.0%
BANKING & FINANCE 18.8%
AerCap Ireland Capital DAC 1.150% due 10/29/2023		$7,780	$7,656
American Express Co. 5.801% (SOFRINDX + 0.720%) due 05/03/2024 ~		930	932
American Tower Corp. 5.000% due 02/15/2024		12,000	11,933
Athene Global Funding 5.790% (SOFRINDX + 0.700%) due 05/24/2024 ~		9,000	8,914
Banco Santander SA
3.892% due 05/24/2024		6,600	6,473
5.770% due 06/30/2024 •		15,400	15,318
Bank of America Corp.
0.976% due 04/22/2025 •		15,000	14,385
2.932% due 04/25/2025 •	CAD	5,900	4,355
3.458% due 03/15/2025 •		$20,000	19,608
3.864% due 07/23/2024 •		2,000	1,998
4.100% due 07/24/2023		3,100	3,098
Bank of Nova Scotia
5.351% (SOFRRATE + 0.260%) due 09/15/2023 ~		1,750	1,750
5.447% (SOFRRATE + 0.380%) due 07/31/2024 ~		1,540	1,535
5.474% (SOFRINDX + 0.445%) due 04/15/2024 ~		5,000	4,993
BGC Partners, Inc. 5.375% due 07/24/2023		2,550	2,548
BNP Paribas SA
3.375% due 01/09/2025		3,195	3,070
3.800% due 01/10/2024		13,350	13,184
4.705% due 01/10/2025 •		30,224	29,960
BPCE SA 4.000% due 04/15/2024		17,763	17,482
Brighthouse Financial Global Funding 1.200% due 12/15/2023		430	420
Brookfield Finance, Inc. 4.000% due 04/01/2024		11,430	11,274
Canadian Imperial Bank of Commerce 6.204% (US0003M + 0.660%) due 09/13/2023 ~		1,030	1,031
Cantor Fitzgerald LP 4.875% due 05/01/2024		19,934	19,508
Charles Schwab Corp. 6.140% (SOFRINDX + 1.050%) due 03/03/2027 ~		500	487
CNH Industrial Capital LLC 4.200% due 01/15/2024		2,810	2,783
Cooperatieve Rabobank UA 1.980% due 12/15/2027 •		4,100	3,586
Corebridge Global Funding 5.750% due 07/02/2026 (a)		8,000	7,979
Danske Bank AS
1.621% due 09/11/2026 •		7,500	6,732
3.875% due 09/12/2023		10,215	10,176
5.375% due 01/12/2024		17,669	17,569
6.600% (US0003M + 1.060%) due 09/12/2023 ~		13,135	13,153
Deutsche Bank AG
0.898% due 05/28/2024 (e)		19,124	18,178
0.962% due 11/08/2023		18,000	17,641
3.700% due 05/30/2024		15,054	14,631
Five Corners Funding Trust 4.419% due 11/15/2023		450	445
GA Global Funding Trust 1.250% due 12/08/2023		12,230	11,946
General Motors Financial Co., Inc.
1.700% due 08/18/2023		8,088	8,046
3.950% due 04/13/2024		4,110	4,047
Goldman Sachs Group, Inc.
3.625% due 02/20/2024		5,000	4,928
5.700% due 11/01/2024		9,900	9,889
6.491% (US0003M + 1.170%) due 05/15/2026 ~		18,455	18,684
7.063% (US0003M + 1.600%) due 11/29/2023 ~		8,500	8,541
Hana Bank 6.068% (US0003M + 0.800%) due 07/26/2023 ~		5,000	5,001
HSBC Holdings PLC
6.770% (US0003M + 1.230%) due 03/11/2025 ~		16,700	16,769

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.920% (US0003M + 1.380%) due 09/12/2026 ~		5,000	5,036
ING Groep NV
4.100% due 10/02/2023		21,297	21,201
6.533% (US0003M + 1.000%) due 10/02/2023 ~		9,975	9,986
6.732% (SOFRINDX + 1.640%) due 03/28/2026 ~		10,000	10,063
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		10,000	10,014
JPMorgan Chase & Co. 3.797% due 07/23/2024 •		3,371	3,367
Lloyds Banking Group PLC
3.900% due 11/23/2023	AUD	500	331
3.900% due 03/12/2024		$3,300	3,249
LSEGA Financing PLC 0.650% due 04/06/2024		1,800	1,726
Metropolitan Life Global Funding 0.400% due 01/07/2024		2,700	2,629
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024		600	589
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		11,000	10,879
0.953% due 07/19/2025 •		14,300	13,516
6.475% (SOFRRATE + 1.385%) due 09/12/2025 ~		7,500	7,543
6.682% (SOFRRATE + 1.650%) due 07/18/2025 ~		12,600	12,700
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		4,932	4,929
3.922% due 09/11/2024 •		1,000	995
6.123% (US0003M + 0.610%) due 09/08/2024 ~		10,384	10,389
6.201% (US0003M + 0.990%) due 07/10/2024 ~		23,800	23,801
Morgan Stanley
0.790% due 05/30/2025 •		4,000	3,801
5.519% (SOFRRATE + 0.455%) due 01/25/2024 ~		39,185	39,151
5.555% (SOFRRATE + 0.466%) due 11/10/2023 ~		1,450	1,449
MUFG Bank Ltd.
4.797% (BBSW3M + 0.480%) due 09/26/2024 ~	AUD	3,600	2,394
4.883% due 12/21/2023 •(e)		15,100	10,059
National Australia Bank Ltd. 5.247% (BBSW3M + 0.930%) due 09/26/2023 ~		15,000	10,005
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023		$4,000	3,978
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,700	2,471
2.648% due 01/16/2025		26,694	25,285
ORIX Corp.
3.250% due 12/04/2024		800	768
4.050% due 01/16/2024		12,500	12,359
Oversea-Chinese Banking Corp. Ltd. 4.665% (BBSW3M + 0.350%) due 03/18/2024 ~(e)	AUD	2,500	1,664
Protective Life Global Funding 0.781% due 07/05/2024		$8,000	7,614
Royal Bank of Canada 5.511% (SOFRRATE + 0.450%) due 10/26/2023 ~		3,696	3,695
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		7,000	6,708
4.796% due 11/15/2024 •		5,000	4,962
Societe Generale SA
2.226% due 01/21/2026 •		3,000	2,788
4.250% due 09/14/2023		14,147	14,081
4.351% due 06/13/2025		1,100	1,064
4.591% due 07/15/2023 •	AUD	19,710	13,127
Sumitomo Mitsui Financial Group, Inc.
4.911% (BBSW3M + 1.250%) due 10/16/2024 ~		16,800	11,183
5.900% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,162
6.439% (SOFRRATE + 1.430%) due 01/13/2026 ~		6,000	6,051
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/16/2024		700	658
0.850% due 03/25/2024		36,100	34,830
5.530% (SOFRRATE + 0.440%) due 09/16/2024 ~		8,160	8,125
Toronto-Dominion Bank 3.226% due 07/24/2024	CAD	200	148
UBS AG
4.448% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,311
4.548% (BBSW3M + 0.870%) due 07/30/2025 ~		15,200	10,087
UBS Group AG
5.711% due 01/12/2027 •		$1,500	1,486
6.669% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,130
Wells Fargo & Co.
2.164% due 02/11/2026 •		12,800	12,060
2.509% due 10/27/2023 (e)	CAD	29,400	21,996
Westpac Banking Corp. 4.862% (BBSW3M + 0.950%) due 11/16/2023 ~	AUD	10,000	6,673

			882,902

INDUSTRIALS 7.1%
American Honda Finance Corp. 5.000% due 05/23/2025		$5,300	5,280

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

Baxter International, Inc. 0.868% due 12/01/2023		3,335	3,266
Bayer U.S. Finance LLC
3.875% due 12/15/2023		700	693
6.562% (US0003M + 1.010%) due 12/15/2023 ~		40,400	40,360
BMW U.S. Capital LLC 2.250% due 09/15/2023		14,500	14,398
Boeing Co. 1.433% due 02/04/2024		15,800	15,383
Broadcom Corp. 3.625% due 01/15/2024		3,646	3,603
Charter Communications Operating LLC
4.908% due 07/23/2025		1,400	1,373
6.949% (US0003M + 1.650%) due 02/01/2024 ~		50,734	50,953
Conagra Brands, Inc. 4.300% due 05/01/2024		5,000	4,934
Daimler Truck Finance North America LLC 5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~		1,270	1,268
DR Horton, Inc. 1.300% due 10/15/2026		6,000	5,264
Enbridge, Inc. 0.550% due 10/04/2023		1,850	1,827
Energy Transfer LP
4.200% due 09/15/2023		2,825	2,815
4.500% due 04/15/2024		5,000	4,944
GATX Corp. 4.350% due 02/15/2024		3,911	3,864
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,727
Haleon U.S. Capital LLC 3.024% due 03/24/2024		8,000	7,828
HCA, Inc. 5.000% due 03/15/2024		35,042	34,827
Humana, Inc. 1.350% due 02/03/2027		4,000	3,483
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,300	5,123
3.500% due 07/26/2026		5,200	4,846
4.250% due 07/21/2025		5,500	5,277
Mercedes-Benz Finance North America LLC 0.750% due 03/01/2024		7,300	7,065
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		8,000	7,944
NXP BV 4.875% due 03/01/2024		16,586	16,471
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		16,700	16,273
QatarEnergy Trading LLC 1.375% due 09/12/2026		3,900	3,512
SABIC Capital BV 4.000% due 10/10/2023		5,891	5,858
Siemens Financieringsmaatschappij NV 0.650% due 03/11/2024		9,700	9,386
Thermo Fisher Scientific, Inc. 5.562% (SOFRINDX + 0.530%) due 10/18/2024 ~		6,914	6,914
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (e)	CAD	6,500	4,741
VMware, Inc. 0.600% due 08/15/2023		$3,500	3,479
Warnermedia Holdings, Inc. 3.528% due 03/15/2024		483	474
Weyerhaeuser Co. 4.750% due 05/15/2026		24,200	23,784
Woodside Finance Ltd. 3.700% due 09/15/2026		5,000	4,706

			333,943

UTILITIES 3.1%
American Electric Power Co., Inc. 2.031% due 03/15/2024		10,000	9,728
AT&T, Inc.
3.450% due 09/19/2023	AUD	4,100	2,722
4.000% due 11/25/2025 (e)	CAD	10,000	7,295
6.720% (US0003M + 1.180%) due 06/12/2024 ~		$10,500	10,593
CenterPoint Energy, Inc. 5.739% (SOFRINDX + 0.650%) due 05/13/2024 ~		2,527	2,525
Chugoku Electric Power Co., Inc. 3.488% due 02/28/2024		1,900	1,867
Enel Finance International NV
2.650% due 09/10/2024		14,186	13,655
4.250% due 06/15/2025		7,990	7,758
Eversource Energy 5.339% (SOFRINDX + 0.250%) due 08/15/2023 ~		785	785
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		3,000	2,969

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

Mississippi Power Co. 5.392% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,300
NextEra Energy Capital Holdings, Inc. 6.112% (SOFRINDX + 1.020%) due 03/21/2024 ~		33,500	33,514
Pacific Gas & Electric Co.
3.400% due 08/15/2024		1,200	1,162
3.750% due 02/15/2024		5,300	5,213
3.850% due 11/15/2023		5,300	5,254
4.250% due 08/01/2023		5,300	5,295
United Energy Distribution Pty. Ltd. 3.500% due 09/12/2023	AUD	11,000	7,307
Verizon Communications, Inc. 6.421% (US0003M + 1.100%) due 05/15/2025 ~		$12,767	12,877

			144,819

Total Corporate Bonds & Notes (Cost $1,383,482)			1,361,664

MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 5.385% (US0003M + 0.130%) due 10/25/2036 ~		610	606

Total Municipal Bonds & Notes (Cost $602)			606

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
1.250% due 05/25/2043		5,753	4,971
3.944% due 03/25/2048 •		1,455	1,407
4.119% due 10/25/2044 •		24,972	24,364
4.136% due 05/25/2058 •		3,421	3,325
4.153% due 11/25/2047 •		6,521	6,358
4.157% due 01/25/2045 •		3,423	3,333
4.322% due 09/25/2049 •		1,192	1,161
4.331% due 11/25/2044 •		3,251	3,160
4.361% due 12/25/2046 •		1,546	1,515
4.393% due 05/25/2049 •		13,391	13,100
4.433% due 09/25/2045 •		3,621	3,546
4.454% due 06/25/2048 •		7,339	7,177
4.464% due 09/25/2055 •		3,797	3,707
4.468% due 11/25/2046 •		1,886	1,847
4.522% due 07/25/2044 •		1,583	1,550
5.312% due 07/25/2046 •		17,379	17,066
5.450% due 01/25/2048 •		1,651	1,602
5.488% due 12/25/2048 •		10,116	9,839
5.550% due 09/25/2043 - 07/25/2050 •		14,058	13,565
5.600% due 07/25/2049 - 08/25/2049 •		23,107	22,395
5.650% due 12/25/2049 - 01/25/2050 •		8,787	8,541
Federal Home Loan Bank
5.280% due 05/06/2024		26,900	26,820
5.300% due 12/06/2024		26,600	26,534
5.330% due 05/24/2024		56,900	56,755
5.350% due 05/17/2024		69,000	68,879
5.400% due 05/22/2024 - 05/30/2024		60,300	60,222
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		51,010	42,871
1.500% due 12/15/2042		3,657	2,979
2.500% due 10/25/2048		2,183	1,936
2.745% due 01/25/2026		5,200	4,921
3.208% due 02/25/2026		5,200	4,991
4.098% due 12/15/2036 •		2,060	2,000
4.160% due 01/15/2037 - 09/15/2038 •		2,388	2,330
4.165% due 11/15/2042 •		1,216	1,196
4.190% due 05/15/2041 •		2,574	2,499
4.220% due 01/15/2040 •		163	159
4.227% due 02/15/2038 •		37,503	36,458
4.248% due 03/15/2037 •		21,752	21,142
4.286% due 06/15/2040 •		2,299	2,234
4.303% due 10/15/2037 •		30,600	29,636
4.319% due 05/15/2038 •		1,920	1,880
4.324% due 06/15/2038 •		11,570	11,255
4.350% due 05/15/2038 •		2,689	2,601
4.378% due 09/15/2044 •		9,438	9,156
4.401% due 07/15/2044 •		2,469	2,381
4.566% due 08/15/2038 •		4,670	4,544
4.578% due 12/15/2037 •		995	971
4.819% due 10/15/2037 •		7,827	7,579
5.310% due 11/15/2024		2,600	2,592
5.360% due 11/22/2024		700	699
5.375% due 04/24/2025		40,000	39,815
5.593% due 06/15/2035 - 12/15/2046 •		10,828	10,521
5.623% due 06/15/2036 •		792	781
5.643% due 09/15/2048 - 08/15/2049 •		4,378	4,234
5.680% due 04/03/2025		46,000	45,942
5.730% due 04/03/2025		46,000	45,970

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,698	3,264
3.115% due 02/20/2043 •		19,385	18,856
3.575% due 07/20/2067 •		4,935	4,936
4.000% due 07/20/2049 •		1,275	1,173
4.508% due 09/20/2067 •		4,939	4,935
4.646% due 11/20/2067 •		882	881
4.961% due 04/20/2067 •		2,832	2,817
5.000% due 04/20/2037 •		878	856
5.283% due 06/20/2067 •		2,477	2,468
5.431% due 06/20/2067 •		613	612
5.457% due 03/20/2037 •		1,011	995
5.564% due 06/20/2067 •		264	261
5.594% due 04/20/2061 •		544	542
5.607% due 04/20/2049 •		5,450	5,303
5.617% due 08/20/2062 ~		1,834	1,818
5.794% due 04/20/2070 •		12,491	12,144
5.844% due 08/20/2067 •		1,469	1,459

Total U.S. Government Agencies (Cost $823,581)			802,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
280 Park Avenue Mortgage Trust 6.062% due 09/15/2034 •		15,000	14,559
Ashford Hospitality Trust 6.219% due 04/15/2035 •		4,945	4,835
Atrium Hotel Portfolio Trust 6.393% due 06/15/2035 •		5,000	4,892
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,000	1,852
Beneria Cowen & Pritzer Collateral Funding Corp. 5.992% due 06/15/2038 •		5,000	4,477
Brass PLC 6.018% due 11/16/2066 •		609	609
Bruegel DAC 4.183% due 05/22/2031	EUR	10,130	10,446
BSREP Commercial Mortgage Trust 6.144% due 08/15/2038 •		$4,400	3,992
BX Commercial Mortgage Trust 5.923% due 10/15/2036 •		13,485	13,075
BX Trust 6.092% due 10/15/2036 •		37,600	36,484
Canada Square Funding PLC 6.102% due 12/17/2056 •	GBP	22,052	28,029
Classic RMBS Trust 1.433% due 11/15/2051	CAD	4,074	2,950
Commercial Mortgage Trust 3.373% due 10/10/2048		$868	842
Credit Suisse Commercial Mortgage Trust 6.160% due 06/15/2034 •		12,746	11,467
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		1,337	1,308
DBCG Mortgage Trust 5.894% due 06/15/2034 •		9,000	8,888
DROP Mortgage Trust 6.343% due 10/15/2043 •		34,200	31,198
Eurosail PLC 3.629% due 03/13/2045 •	EUR	337	367
Extended Stay America Trust 6.274% due 07/15/2038 •		$55,415	54,386
Fannie Mae 3.500% due 06/25/2048		5,092	4,752
Finsbury Square Green PLC 5.539% due 12/16/2067 •	GBP	4,160	5,250
Ginnie Mae 6.166% due 05/20/2073		$3,310	3,314
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032		82	80
JP Morgan Chase Commercial Mortgage Securities Trust
5.953% due 06/15/2038 •		9,000	8,741
6.061% due 04/15/2038 •		8,126	8,002
Lehman XS Trust 5.690% due 12/25/2035 •		364	325
MFA Trust
1.131% due 07/25/2060 ~		21,219	18,724
1.381% due 04/25/2065 ~		6,045	5,432
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		2,921	2,740
RESIMAC Bastille Trust 5.813% due 02/03/2053 •		16,807	16,664
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		1,117	1,028
Stratton Mortgage Funding PLC 5.279% due 07/20/2060	GBP	6,411	8,142
Taurus UK DAC 5.569% due 05/17/2031 •		15,784	19,363

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

Towd Point Mortgage Funding 5.837% due 05/20/2045		16,286	20,624
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$13,651	12,609
2.900% due 10/25/2059 ~		5,399	4,966
4.604% due 02/25/2057 •		648	648
UWM Mortgage Trust 5.000% due 12/25/2051 •		11,681	10,803
VASA Trust 6.093% due 07/15/2039 •		14,500	12,786
Verus Securitization Trust 1.262% due 10/25/2063 ~		280	251
Wells Fargo-RBS Commercial Mortgage Trust 5.718% due 08/15/2047 •		2,274	2,270

Total Non-Agency Mortgage-Backed Securities (Cost $430,281)			402,170

ASSET-BACKED SECURITIES 16.9%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		30,300	29,889
American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •		74	74
6.287% due 11/10/2030 •		9,193	9,125
Apidos CLO 6.190% due 07/17/2030 •		14,834	14,719
Ares CLO Ltd. 6.310% due 01/15/2032 •		2,300	2,276
Ares European CLO DAC
3.837% due 10/15/2030 •	EUR	21,165	22,665
3.957% due 10/15/2031 •		16,300	17,482
Benefit Street Partners CLO Ltd. 6.290% due 01/17/2032 •		$4,950	4,896
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		10,000	9,913
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	1,255	1,350
Blackrock European CLO DAC 3.797% due 10/15/2031 •		33,400	35,611
BMW Canada Auto Trust 0.502% due 07/20/2024	CAD	1,710	1,288
BXMT Ltd. 6.616% due 11/15/2037 •		$25,000	23,897
Cairn CLO DAC
3.842% due 04/30/2031 •	EUR	23,851	25,506
3.957% due 10/15/2031 •		25,800	27,595
Carlyle Euro CLO DAC
3.953% due 08/15/2030 •		453	483
4.213% due 08/15/2032 •		5,500	5,867
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •		23,300	24,946
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		$10,000	9,876
Carrington Mortgage Loan Trust 6.370% due 10/20/2029 •		10,854	10,786
Commonbond Student Loan Trust 2.550% due 05/25/2041		208	193
Dell Equipment Finance Trust 0.530% due 12/22/2026		3,545	3,470
Discover Card Execution Note Trust 5.030% due 10/15/2027		15,000	14,935
Dryden Euro CLO DAC
3.837% due 04/15/2033 •	EUR	20,300	21,669
4.183% due 05/15/2034 •		17,300	18,473
Dryden Senior Loan Fund
6.240% due 04/15/2028 •		$7,421	7,387
6.268% due 04/15/2029 •		1,381	1,374
ECMC Group Student Loan Trust 5.900% due 02/27/2068 •		12,479	12,104
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		6,000	5,980
Ford Auto Securitization Trust 5.211% due 06/15/2025	CAD	3,497	2,637
Ford Credit Auto Owner Trust 5.787% due 03/15/2026 •		$12,900	12,937
Gallatin CLO Ltd.
6.311% due 01/21/2028 •		3,916	3,913
6.350% due 07/15/2031 •		18,980	18,616
GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		3,100	3,082
0.690% due 10/15/2025		3,000	2,959
Golden Credit Card Trust 4.310% due 09/15/2027		22,000	21,509
GoldenTree Loan Management EUR CLO DAC 4.100% due 01/20/2032 •	EUR	4,700	5,001
GPMT Ltd. 6.498% due 12/15/2036 •		$3,200	3,092

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

Harvest CLO DAC
1.040% due 07/15/2031	EUR	250	249
3.937% due 07/15/2031 •		17,050	18,158
HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •		$3,455	3,335
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		26,100	24,469
Hyundai Auto Receivables Trust 5.847% due 11/17/2025 •		1,124	1,125
Jubilee CLO DAC
3.777% due 04/15/2030 •	EUR	9,900	10,553
3.787% due 04/15/2030 •		15,300	16,360
3.827% due 04/15/2031 •		7,400	7,884
4.326% due 12/15/2029 •		2,953	3,185
LCCM Trust 6.461% due 12/13/2038 •		$14,400	14,074
LCM LP 6.290% due 10/20/2027 •		797	798
LCM Ltd. 6.330% due 04/20/2031 •		10,850	10,637
LoanCore Issuer Ltd. 6.493% due 07/15/2036 •		1,400	1,369
Madison Park Funding Ltd. 6.103% due 04/22/2027 •		5,292	5,264
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •	EUR	2,638	2,826
Master Credit Card Trust 4.700% due 06/21/2027		$6,400	6,296
MBarc Credit Canada, Inc. 0.630% due 05/15/2024	CAD	4,829	3,640
MF1 Ltd. 6.961% due 11/15/2035 •		$13,669	13,539
MidOcean Credit CLO 6.329% due 01/29/2030 •		8,741	8,692
MMAF Equipment Finance LLC 4.924% due 12/01/2023		2,491	2,490
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		10,635	9,615
1.580% due 04/15/2070		9,469	8,137
1.690% due 05/15/2069		5,265	4,701
6.193% due 04/15/2069 •		4,246	4,180
Nelnet Student Loan Trust
5.850% due 09/27/2038 •		10,849	10,671
6.000% due 02/25/2066 •		7,067	6,932
OAK Hill European Credit Partners DAC 3.930% due 01/20/2032 •	EUR	3,431	3,659
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031		18,400	19,554
Palmer Square European Loan Funding DAC
3.907% due 07/15/2031 •		7,177	7,649
3.957% due 04/15/2031 •		4,877	5,228
SLM Student Loan Trust
5.600% due 06/25/2043 •		$15,524	15,145
5.800% due 06/26/2028 •		8,621	8,357
5.800% due 12/27/2038 •		8,325	8,113
5.855% due 10/25/2029 •		10,328	10,235
SMB Private Education Loan Trust
1.290% due 07/15/2053		9,909	8,837
2.340% due 09/15/2034		1,670	1,608
2.430% due 02/17/2032		1,952	1,877
2.700% due 05/15/2031		1,717	1,667
6.293% due 07/15/2053 •		1,212	1,199
SoFi Professional Loan Program LLC 5.850% due 03/26/2040 •		6	6
Sound Point CLO Ltd. 6.300% due 10/20/2028 •		3,814	3,810
Structured Asset Securities Corp. Mortgage Loan Trust 5.720% due 05/25/2035 •		680	678
Symphony CLO Ltd. 6.140% due 04/15/2028 •		1,726	1,720
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	4,550	4,851
Toyota Auto Receivables Owner Trust 5.837% due 01/15/2026 •		$22,638	22,672
Venture CLO Ltd.
6.140% due 04/15/2027 •		4,223	4,209
6.320% due 07/15/2031 •		7,850	7,750
6.350% due 01/20/2029 •		11,591	11,510
VMC Finance LLC 6.257% due 06/16/2036 •		4,621	4,532

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

Voya Euro CLO DAC 3.927% due 10/15/2030 •	EUR	1,390	1,497

Total Asset-Backed Securities (Cost $844,422)			793,117

SOVEREIGN ISSUES 1.6%
CPPIB Capital, Inc.
4.125% due 10/21/2024		$37,300	36,666
6.308% due 03/11/2026		14,500	14,823
Industrial Bank of Korea 2.125% due 10/23/2024		1,600	1,532
Israel Government International Bond 3.750% due 03/31/2024	ILS	9,200	2,468
Korea Development Bank 0.500% due 10/27/2023		$1,700	1,671
Korea Expressway Corp. 4.742% (BBSW3M + 0.720%) due 09/02/2023 ~	AUD	500	333
Korea National Oil Corp. 6.135% (US0003M + 0.875%) due 07/16/2023 ~		$18,470	18,472

Total Sovereign Issues (Cost $76,728)			75,965

SHORT-TERM INSTRUMENTS 27.3%
COMMERCIAL PAPER 18.2%
Ameren Corp. 5.400% due 07/24/2023		5,900	5,879
American Electric Power Co., Inc.
5.440% due 08/07/2023		6,400	6,363
5.440% due 08/08/2023		5,350	5,318
AT&T, Inc.
5.700% due 11/21/2023		9,500	9,285
5.700% due 03/19/2024		18,350	17,566
Bank of Nova Scotia 4.800% due 08/18/2023	CAD	22,200	16,643
Bayer Corp. 5.830% due 07/10/2023		$5,100	5,093
Conagra Brands, Inc.
5.750% due 07/05/2023		38,800	38,771
5.750% due 07/06/2023		8,300	8,292
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023		47,100	46,924
Constellation Brands, Inc. 5.580% due 07/21/2023		1,550	1,545
Daimler Truck Finance North America LLC 5.350% due 07/21/2023		45,800	45,655
Dominion Resources, Inc. 5.490% due 07/10/2023		24,600	24,564
Electricite de France SA 5.570% due 07/14/2023		700	698
Enbridge (US), Inc.
5.400% due 07/12/2023		14,600	14,574
5.440% due 07/20/2023		14,600	14,555
5.450% due 07/03/2023		8,025	8,021
5.450% due 07/05/2023		7,975	7,969
5.450% due 07/27/2023 (a)		15,950	15,883
Enel Finance America LLC 5.450% due 08/07/2023 (a)		25,500	25,354
Global Payments, Inc.
5.930% due 07/21/2023		12,000	11,959
5.930% due 07/26/2023		25,350	25,243
5.930% due 07/28/2023		23,600	23,492
5.950% due 07/05/2023		250	250
5.950% due 07/14/2023		9,500	9,478
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023		1,000	1,000
6.000% due 07/05/2023		7,400	7,395
Keurig Dr Pepper, Inc. 5.250% due 07/05/2023		12,400	12,391
L3Harris Technologies, Inc. 5.530% due 07/17/2023		33,000	32,918
Leidos, Inc. 5.900% due 07/10/2023		46,900	46,827
LSEGA Financing PLC
5.430% due 07/25/2023		18,925	18,853
5.430% due 07/26/2023		26,525	26,422
Mondelez International, Inc.
5.370% due 07/24/2023		27,200	27,104
5.400% due 07/19/2023		19,850	19,795
Northrop Grumman Corp. 5.600% due 08/22/2023		31,700	31,444
Quanta Services, Inc.
5.900% due 07/10/2023		2,200	2,197
5.900% due 07/11/2023		2,900	2,895
5.900% due 07/12/2023		5,300	5,290

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

5.900% due 07/13/2023		19,200	19,161
5.900% due 07/18/2023		4,650	4,637
Raytheon Technologies Corp. 5.450% due 07/12/2023		33,600	33,541
Targa Resources Corp. 6.000% due 07/07/2023		11,300	11,289
Thomson Reuters Corp.
5.470% due 07/18/2023		47,000	46,874
5.500% due 07/18/2023		7,800	7,779
Trane Technologies Financing Ltd. 5.550% due 07/24/2023		19,600	19,530
VW Credit, Inc.
5.430% due 07/27/2023		28,200	28,086
5.430% due 08/01/2023		18,900	18,809
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)		5,600	5,594
6.000% due 07/05/2023		36,650	36,621

			855,826

REPURCHASE AGREEMENTS (f) 4.5%			210,908

SHORT-TERM NOTES 0.3%
DBS Bank Ltd. 4.467% (BBSW3M + 0.550%) due 11/22/2023 ~(e)	AUD	3,200	2,132
Warnermedia Holdings, Inc. 3.428% due 03/15/2024		$13,925	13,676

			15,808

JAPAN TREASURY BILLS 4.1%
(0.172)% due 07/24/2023 (c)(d)	JPY	27,800,000	192,675

U.S. TREASURY BILLS 0.2%
5.225% due 08/24/2023 - 09/14/2023 (b)(c)(i)		$11,807	11,691

Total Short-Term Instruments (Cost $1,301,096)			1,286,908

Total Investments in Securities (Cost $4,860,192)			4,722,762

Total Investments 100.5% (Cost $4,860,192)			$4,722,762
Financial Derivative Instruments (g)(h) 0.2%(Cost or Premiums, net $0)			10,066
Other Assets and Liabilities, net (0.7)%			(34,776)

Net Assets 100.0%			$4,698,052

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				4.000%	11/25/2025	10/02/2020	$7,904	$7,295	0.16%
DBS Bank Ltd.				4.467	11/22/2023	02/06/2023	2,205	2,132	0.05
Deutsche Bank AG				0.898	05/28/2024	05/31/2023 - 06/26/2023	18,206	18,178	0.39
MUFG Bank Ltd.				4.883	12/21/2023	02/08/202	10,483	10,059	0.21
Oversea-Chinese Banking Corp. Ltd.				4.665	03/18/2024	11/04/2021	1,850	1,664	0.04
TWDC Enterprises 18 Corp.				2.758	10/07/2024	09/28/2020 - 11/30/2020	5,070	4,741	0.10
Wells Fargo & Co.				2.509	10/27/2023	10/15/2020 - 03/29/2021	23,179	21,996	0.47

							$68,897	$66,065	1.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.110%	06/30/2023	07/03/2023	$204,200	U.S. Treasury Notes 2.375% - 2.750% due 03/31/2029 - 05/31/2029		$(208,336)	$204,200	$204,287
FICC	2.400	06/30/2023	07/03/2023	2,326	U.S. Treasury Notes 4.625% due 06/30/2025		(2,373)	2,326	2,326
SSB	2.400	06/30/2023	07/03/2023	4,382	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(4,470)	4,382	4,383

Total Repurchase Agreements							$(215,179)	$210,908	$210,996

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(3,058) at a weighted average interest rate of 5.128%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2023	217	$(44,126)	$420	$7	$0
U.S. Treasury 5-Year Note September Futures				09/2023	2,829	(302,968)	3,706	0	0
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	269	(31,860)	244	0	(80)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2023	36	(4,904)	(57)	0	(45)

Total Futures Contracts							$4,313	$7	$(125)

Cash of $11,778 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2023	CAD	71,813		$52,848	$0	$(1,394)
	07/2023		$1,187	CAD	1,570	0	(1)
	08/2023	AUD	139,270		$94,143	1,230	0
	08/2023		$2,413	AUD	3,601	0	(11)
	11/2023		2,532	ILS	9,223	0	(29)
BPS	07/2023	EUR	294,520		$316,611	0	(4,740)
	07/2023	JPY	33,251		239	9	0
	07/2023		$322,705	EUR	294,520	0	(1,354)
	07/2023		2,353	GBP	1,836	0	(22)
	08/2023	EUR	293,448		$321,983	1,363	0
	08/2023		$7,924	AUD	11,659	0	(146)
CBK	08/2023		2,946		4,401	0	(10)
	11/2023	ILS	9,052		$2,743	287	0
	04/2024		9,223		2,547	28	0
MBC	07/2023	GBP	66,548		82,377	0	(2,105)
	07/2023	JPY	27,800,000		210,699	17,474	0
	08/2023	CAD	22,200		16,323	0	(457)
MYI	07/2023		$1,340	CAD	1,761	0	(10)
RBC	07/2023		1,404		1,914	42	0
SCX	07/2023		1,109		1,506	29	0
TOR	07/2023		49,174		65,067	28	(56)
	07/2023		82,230	GBP	64,712	0	(78)
	07/2023		231	JPY	33,248	0	0
	08/2023	CAD	65,041		$49,174	55	(28)
	08/2023	GBP	64,712		82,248	79	0
	08/2023	JPY	33,107		231	1	0

Total Forward Foreign Currency Contracts						$20,625	$(10,441)

(i)

Securities with an aggregate market value of $6,425 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$882,902	$0	$882,902
Industrials				0	333,943	0	333,943
Utilities				0	144,819	0	144,819
Municipal Bonds & Notes
Pennsylvania				0	606	0	606
U.S. Government Agencies				0	802,332	0	802,332
Non-Agency Mortgage-Backed Securities				0	402,170	0	402,170
Asset-Backed Securities				0	793,117	0	793,117
Sovereign Issues				0	75,965	0	75,965
Short-Term Instruments
Commercial Paper				0	855,826	0	855,826
Repurchase Agreements				0	210,908	0	210,908
Short-Term Notes				0	15,808	0	15,808
Japan Treasury Bills				0	192,675	0	192,675
U.S. Treasury Bills				0	11,691	0	11,691

Total Investments				$0	$4,722,762	$0	$4,722,762

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0	7	0	7
Over the counter				0	20,625	0	20,625

				$0	$20,632	$0	$20,632
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0	(125)	0	(125)
Over the counter				0	(10,441)	0	(10,441)

				$0	$(10,566)	$0	$(10,566)

Total Financial Derivative Instruments				$0	$10,066	$0	$10,066

Totals				$0	$4,732,828	$0	$4,732,828

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.9% ¤
CORPORATE BONDS & NOTES 12.7%
BANKING & FINANCE 8.3%
AerCap Ireland Capital DAC
1.150% due 10/29/2023	$6,192	$6,094
4.500% due 09/15/2023	3,919	3,905
American Honda Finance Corp. 0.650% due 09/08/2023	100	99
Athene Global Funding 0.950% due 01/08/2024	2,000	1,941
Banco Santander SA 2.706% due 06/27/2024	43,050	41,659
Bank of America Corp.
3.864% due 07/23/2024 •	16,000	15,981
5.791% due 10/24/2024 •	7,800	7,800
Bank of Montreal
3.300% due 02/05/2024	2,000	1,970
5.356% (SOFRINDX + 0.265%) due 09/15/2023 ~	7,600	7,599
5.440% (SOFRINDX + 0.350%) due 12/08/2023 ~	1,410	1,410
Bank of Nova Scotia
5.351% (SOFRRATE + 0.260%) due 09/15/2023 ~	12,565	12,564
5.447% (SOFRRATE + 0.380%) due 07/31/2024 ~	2,600	2,592
5.641% (SOFRRATE + 0.550%) due 09/15/2023 ~	19,051	19,061
Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	4,600	4,446
3.750% due 07/20/2023	500	500
6.210% (US0003M + 0.960%) due 07/20/2023 ~	2,000	2,000
BNP Paribas SA
3.375% due 01/09/2025	36,900	35,459
3.800% due 01/10/2024	39,710	39,216
BOC Aviation Ltd. 6.667% (US0003M + 1.125%) due 09/26/2023 ~	1,300	1,300
BPCE SA
4.000% due 09/12/2023	1,575	1,568
4.000% due 04/15/2024	16,100	15,846
Canadian Imperial Bank of Commerce 5.490% (SOFRRATE + 0.400%) due 12/14/2023 ~	2,000	1,998
CK Hutchison International Ltd. 3.250% due 04/11/2024	2,000	1,964
CNH Industrial Capital LLC
1.950% due 07/02/2023	2,393	2,393
4.200% due 01/15/2024	4,900	4,852
Cooperatieve Rabobank UA 5.320% due 01/12/2024 •	5,096	5,095
Credit Suisse AG
5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~	4,500	4,465
5.470% (SOFRINDX + 0.380%) due 08/09/2023 ~	43,300	43,231
Danske Bank AS
3.875% due 09/12/2023	18,114	18,046
5.375% due 01/12/2024	32,845	32,658
6.600% (US0003M + 1.060%) due 09/12/2023 ~	7,800	7,811
Deutsche Bank AG
0.962% due 11/08/2023	5,200	5,096
3.700% due 05/30/2024	22,000	21,367
Dexia Credit Local SA 3.250% due 09/26/2023	2,000	1,991
General Motors Financial Co., Inc.
1.700% due 08/18/2023	34,700	34,522
5.100% due 01/17/2024	25,685	25,596
6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~	26,000	26,020
Goldman Sachs Group, Inc.
1.217% due 12/06/2023	68,000	66,703
3.625% due 02/20/2024	5,800	5,716
Hana Bank 6.068% (US0003M + 0.800%) due 07/26/2023 ~	6,000	6,001
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	20,000	19,788
ING Groep NV 4.100% due 10/02/2023	25,640	25,524
John Deere Capital Corp. 5.117% (SOFRRATE + 0.120%) due 07/10/2023 ~	6,900	6,900
JPMorgan Chase & Co.
3.220% due 03/01/2025 •	10,842	10,630

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2023 (Unaudited)

6.163% (US0003M + 0.890%) due 07/23/2024 ~	6,879	6,883
Metropolitan Life Global Funding 5.326% (SOFRRATE + 0.320%) due 01/07/2024 ~	2,610	2,608
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/2023	22,777	22,748
6.128% (US0003M + 0.860%) due 07/26/2023 ~	26,137	26,144
Mizuho Financial Group, Inc.
6.201% (US0003M + 0.990%) due 07/10/2024 ~	29,600	29,601
6.540% (US0003M + 1.000%) due 09/11/2024 ~	1,812	1,814
Morgan Stanley
5.519% (SOFRRATE + 0.455%) due 01/25/2024 ~	9,000	8,992
5.555% (SOFRRATE + 0.466%) due 11/10/2023 ~	58,100	58,067
MUFG Bank Ltd. 3.750% due 03/10/2024	100	99
Nationwide Building Society 0.550% due 01/22/2024	12,804	12,429
New York Life Global Funding 5.406% (SOFRINDX + 0.360%) due 10/21/2023 ~	200	200
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023	1,700	1,691
Nordea Bank Abp
3.750% due 08/30/2023	10,461	10,432
6.403% (US0003M + 0.940%) due 08/30/2023 ~	2,000	2,002
NTT Finance Corp. 0.583% due 03/01/2024	700	676
Pacific Life Global Funding 5.890% (SOFRINDX + 0.800%) due 12/06/2024 ~	36,800	36,645
Protective Life Global Funding 6.140% due 12/11/2024 •	19,200	19,258
QNB Finance Ltd. 3.500% due 03/28/2024	14,500	14,270
Royal Bank of Canada
5.511% (SOFRRATE + 0.450%) due 10/26/2023 ~	6,100	6,099
6.205% (TSFR3M + 0.922%) due 10/05/2023 ~	1,250	1,252
Santander U.K. PLC 4.000% due 03/13/2024	6,000	5,920
Skandinaviska Enskilda Banken AB 5.816% (US0003M + 0.320%) due 09/01/2023 ~	13,800	13,798
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024	995	968
6.125% (US0003M + 0.860%) due 07/19/2023 ~	250	250
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023	1,500	1,486
0.850% due 03/25/2024	9,000	8,683
Toronto-Dominion Bank
0.450% due 09/11/2023	4,904	4,856
5.445% (SOFRRATE + 0.355%) due 03/04/2024 ~	4,125	4,122
5.542% (SOFRRATE + 0.450%) due 09/28/2023 ~	6,915	6,917
Toyota Motor Credit Corp.
5.340% (SOFRRATE + 0.330%) due 01/11/2024 ~	21,600	21,601
5.711% (SOFRRATE + 0.620%) due 03/22/2024 ~	2,002	2,005
5.810% due 12/11/2023 •	39,000	39,053
UBS Group AG 1.008% due 07/30/2024 •	4,800	4,780

		977,726

INDUSTRIALS 2.8%
BAT Capital Corp. 3.222% due 08/15/2024	900	874
Bayer U.S. Finance LLC 3.875% due 12/15/2023	36,700	36,351
Boeing Co. 1.433% due 02/04/2024	82,899	80,712
Boston Scientific Corp. 3.450% due 03/01/2024	4,769	4,690
Burlington Northern Santa Fe LLC 3.850% due 09/01/2023	1,900	1,895
Charter Communications Operating LLC
4.500% due 02/01/2024	15,572	15,438
6.949% (US0003M + 1.650%) due 02/01/2024 ~	4,000	4,017
Chevron USA, Inc. 5.539% (US0003M + 0.200%) due 08/11/2023 ~	2,561	2,561
Constellation Brands, Inc. 3.600% due 05/09/2024	4,500	4,415
Daimler Truck Finance North America LLC 1.125% due 12/14/2023	8,850	8,668
DuPont de Nemours, Inc. 6.431% (US0003M + 1.110%) due 11/15/2023 ~	1,500	1,504
Enbridge, Inc. 0.550% due 10/04/2023	1,680	1,659
Energy Transfer LP 4.500% due 11/01/2023	3,964	3,948
Georgia-Pacific LLC 0.625% due 05/15/2024	10,000	9,596

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2023 (Unaudited)

Gilead Sciences, Inc. 0.750% due 09/29/2023	3,574	3,534
HCA, Inc. 5.000% due 03/15/2024	13,312	13,230
Humana, Inc. 0.650% due 08/03/2023	18,530	18,461
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023	1,600	1,590
Hyundai Capital America
0.800% due 01/08/2024	2,300	2,240
1.250% due 09/18/2023	12,359	12,243
4.300% due 02/01/2024	6,467	6,398
International Business Machines Corp. 3.375% due 08/01/2023	15,000	14,969
Komatsu Finance America, Inc. 0.849% due 09/09/2023	1,850	1,833
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	19,600	19,463
Oracle Corp. 2.400% due 09/15/2023	5,144	5,109
Phillips 66 0.900% due 02/15/2024	7,800	7,570
Reckitt Benckiser Treasury Services PLC 2.750% due 06/26/2024	1,300	1,264
Schlumberger Investment SA 3.650% due 12/01/2023	1,600	1,587
SK Broadband Co. Ltd. 3.875% due 08/13/2023	4,332	4,322
Stryker Corp. 0.600% due 12/01/2023	2,340	2,292
Toyota Tsusho Corp. 3.625% due 09/13/2023	3,000	2,987
VMware, Inc. 0.600% due 08/15/2023	600	596
Volkswagen Group of America Finance LLC
0.875% due 11/22/2023	6,000	5,891
4.250% due 11/13/2023	3,500	3,480
6.040% (SOFRRATE + 0.950%) due 06/07/2024 ~	21,100	21,153

		326,540

UTILITIES 1.6%
Alabama Power Co. 3.550% due 12/01/2023	8,252	8,173
American Electric Power Co., Inc. 5.779% (US0003M + 0.480%) due 11/01/2023 ~	23,200	23,185
Dominion Energy, Inc. 6.082% (US0003M + 0.530%) due 09/15/2023 ~	4,000	4,000
Florida Power & Light Co. 5.400% (SOFRINDX + 0.380%) due 01/12/2024 ~	53,245	53,246
NextEra Energy Capital Holdings, Inc.
5.481% (SOFRINDX + 0.400%) due 11/03/2023 ~	37,800	37,796
6.112% (SOFRINDX + 1.020%) due 03/21/2024 ~	42,334	42,352
Pacific Gas & Electric Co. 1.700% due 11/15/2023	7,700	7,569
Southern California Edison Co.
0.700% due 08/01/2023	4,000	3,985
1.100% due 04/01/2024	1,000	965
Tampa Electric Co. 3.875% due 07/12/2024	5,800	5,700

		186,971

Total Corporate Bonds & Notes (Cost $1,494,072)		1,491,237

U.S. GOVERNMENT AGENCIES 10.8%
Federal Home Loan Bank
5.100% due 10/06/2023 •	600,000	600,029
5.120% due 05/03/2024 - 05/20/2024 •	86,700	86,680
5.300% due 05/17/2024	90,200	90,019
5.330% due 05/24/2024	68,000	67,827
5.350% due 05/17/2024	20,000	19,965
5.360% due 05/10/2024	25,900	25,855
5.370% due 05/21/2024	26,300	26,241
5.400% due 05/30/2024	95,700	95,574
5.420% due 03/06/2024 - 05/30/2024	197,600	197,368
5.470% due 06/18/2024	64,000	63,868

Total U.S. Government Agencies (Cost $1,274,355)		1,273,426

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
5.278% due 07/31/2023 •	15,200	15,200
U.S. Treasury Notes
1.625% due 10/31/2023	7,780	7,688
2.250% due 01/31/2024	7,780	7,638

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $30,557)		30,526

ASSET-BACKED SECURITIES 1.5%
BMW Vehicle Lease Trust 4.831% due 02/26/2024	178	178
Carmax Auto Owner Trust 4.964% due 02/15/2024	7,133	7,131
CarMax Auto Owner Trust 5.508% due 05/15/2024	17,902	17,903
Dell Equipment Finance Trust 5.643% due 06/24/2024	18,000	18,008
DLLAD LLC 5.014% due 02/20/2024	4,479	4,475
Ford Credit Auto Lease Trust 4.959% due 02/15/2024	1,958	1,957
Ford Credit Auto Owner Trust 5.517% due 07/15/2024	25,300	25,307
GM Financial Automobile Leasing Trust
4.948% due 02/20/2024	2,152	2,151
5.452% due 05/20/2024	13,172	13,172
Harley Davidson Motorcycle Trust 4.975% due 03/15/2024	2,181	2,180
Nissan Auto Receivables Owner Trust 5.424% due 05/15/2024	20,072	20,072
Volkswagen Auto Loan Enhanced Trust 5.498% due 06/20/2024	59,775	59,785

Total Asset-Backed Securities (Cost $172,301)		172,319

SOVEREIGN ISSUES 0.3%
CPPIB Capital, Inc. 6.342% (SOFRINDX + 1.250%) due 04/04/2025 ~	17,000	17,274
Swedish Export Credit Corp. 6.090% due 02/23/2024 •	21,500	21,607

Total Sovereign Issues (Cost $38,884)		38,881

SHORT-TERM INSTRUMENTS 105.3%
COMMERCIAL PAPER 7.8%
Amcor Flexibles North America, Inc.
5.450% due 07/10/2023	26,600	26,561
5.450% due 07/11/2023	3,100	3,095
Ameren Corp. 5.400% due 07/21/2023	27,050	26,966
American Electric Power Co., Inc. 5.430% due 07/10/2023	35,000	34,949
Bayer Corp. 5.830% due 07/10/2023	83,300	83,179
Becton Dickinson & Co. 5.390% due 07/10/2023	16,600	16,576
Conagra Brands, Inc. 5.750% due 07/06/2023	6,750	6,744
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	25,400	25,336
5.430% due 07/25/2023	4,600	4,583
Dominion Resources, Inc.
5.400% due 07/05/2023	10,700	10,692
5.410% due 07/11/2023	5,750	5,741
Duke Energy Corp.
5.400% due 07/10/2023	8,100	8,088
5.400% due 07/13/2023	25,200	25,152
Electricite de France SA
5.510% due 08/03/2023	14,400	14,324
5.510% due 08/04/2023	14,400	14,322
5.570% due 07/14/2023	63,000	62,867
Enbridge (US), Inc.
5.440% due 07/20/2023	20,900	20,836
5.450% due 07/03/2023	1,250	1,249
5.450% due 07/05/2023	1,300	1,299
5.470% due 07/14/2023	3,000	2,994
5.480% due 07/17/2023	27,350	27,280
Enel Finance America LLC 5.450% due 07/06/2023	16,400	16,386
Entergy Corp. 5.380% due 07/14/2023	8,500	8,482
Global Payments, Inc.
5.930% due 07/21/2023	4,800	4,784
5.950% due 07/05/2023	25,700	25,679
5.950% due 07/07/2023	31,200	31,165
5.950% due 07/17/2023	16,100	16,055
Haleon UK Capital PLC
5.550% due 07/17/2023	2,600	2,593
5.550% due 07/18/2023	600	598

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2023 (Unaudited)

Humana, Inc. 5.450% due 07/10/2023	16,500	16,475
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	6,250	6,247
6.000% due 07/05/2023	7,950	7,944
LVMH Moet Hennessy Louis Vuitton SE 5.490% due 01/29/2024	9,800	9,483
Mondelez International, Inc.
5.385% due 07/13/2023	12,450	12,427
5.395% due 07/14/2023	12,450	12,425
5.400% due 07/31/2023	10,600	10,551
5.430% due 08/01/2023	800	796
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	7,000	6,981
Penske Truck Leasing Co. LP 5.350% due 07/11/2023	31,500	31,449
Raytheon Technologies Corp. 5.365% due 07/12/2023	23,100	23,059
Republic Services, Inc. 5.250% due 07/05/2023	24,150	24,133
S&P Global, Inc. 5.400% due 07/06/2023	31,500	31,472
Sempra Energy 5.400% due 07/05/2023	6,000	5,996
Thomson Reuters Corp.
5.470% due 07/12/2023	69,000	68,877
5.470% due 07/18/2023	46,950	46,824
VW Credit, Inc.
5.400% due 07/21/2023	30,900	30,804
5.400% due 07/24/2023	1,650	1,644
Walgreens Boots Alliance, Inc.
5.850% due 07/10/2023	20,900	20,866
6.000% due 07/05/2023	11,600	11,591
6.000% due 07/06/2023	13,900	13,887

		922,506

REPURCHASE AGREEMENTS (c) 94.0%		11,059,317

SHORT-TERM NOTES 3.4%
Federal Home Loan Bank
4.960% due 07/25/2023 (b)	10,000	9,970
5.070% due 08/25/2023	142,900	142,901
5.090% due 09/25/2023	233,600	233,619
5.221% due 06/03/2024	10,000	9,557
GM Financial Consumer Automobile Receivables Trust 4.890% due 01/16/2024	741	741

		396,788

U.S. TREASURY BILLS 0.1%
5.302% due 07/20/2023 - 09/19/2023 (a)(b)	11,100	11,010

Total Short-Term Instruments (Cost $12,389,972)		12,389,621

Total Investments in Securities (Cost $15,400,141)		15,396,010

Total Investments 130.9% (Cost $15,400,141)		$15,396,010
Other Assets and Liabilities, net (30.9)%		(3,633,883)

Net Assets 100.0%		$11,762,127

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							Coupon represents a weighted average yield to maturity.
(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	5.140%	07/03/2023	07/05/2023	$500,000	U.S. Treasury Bonds 4.750% due 02/15/2041	$(511,386)	$500,000	$500,000
				2,500,000	U.S. Treasury Notes 0.750% - 3.500% due 04/30/2026 - 04/30/2030	(2,550,006)	2,500,000	2,500,000
	5.180	06/30/2023	07/03/2023	350,000	U.S. Treasury Bonds 4.750% due 02/15/2041	(358,513)	350,000	350,151
				2,350,000	U.S. Treasury Notes 0.750% - 3.500% due 04/30/2026 - 04/30/2030	(2,394,478)	2,350,000	2,351,014
BOS	5.130	07/03/2023	07/05/2023	27,000	U.S. Treasury Bonds 3.375% due 08/15/2042	(27,565)	27,000	27,000
	5.160	06/30/2023	07/03/2023	981,600	U.S. Treasury Notes 4.125% - 4.250% due 12/31/2024 - 01/31/2025	(1,002,037)	981,600	982,022
	5.170	06/30/2023	07/03/2023	13,000	U.S. Treasury Bonds 3.250% due 05/15/2042	(13,383)	13,000	13,006
BPS	5.060	07/03/2023	07/05/2023	45,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(46,078)	45,200	45,200
	5.080	07/03/2023	07/05/2023	63,500	U.S. Treasury Notes 1.375% due 11/15/2031	(64,800)	63,500	63,500
	5.100	06/30/2023	07/03/2023	129,600	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2040	(133,161)	129,600	129,655
	5.110	06/30/2023	07/03/2023	1,811,500	U.S. Treasury Notes 0.750% - 3.500% due 11/15/2024 - 05/31/2029	(1,846,776)	1,811,500	1,812,271
	5.120	06/30/2023	07/03/2023	217,100	U.S. Treasury Notes 2.625% due 05/31/2027	(221,391)	217,100	217,193
	5.140	07/03/2023	07/05/2023	4,000	U.S. Treasury Notes 1.875% due 08/31/2024	(4,078)	4,000	4,000
	5.180	06/30/2023	07/03/2023	212,700	U.S. Treasury Notes 0.375% due 04/30/2025	(217,038)	212,700	212,792
BRC	5.090	07/03/2023	07/05/2023	312,300	Fannie Mae 4.000% due 05/01/2051	(118,147)	312,300	312,300
					Ginnie Mae 2.500% due 08/20/2051	(205,388)
	5.130	06/30/2023	07/03/2023	113,400	Ginnie Mae 2.500% due 08/20/2051	(116,171)	113,400	113,448
DEU	5.140	07/03/2023	07/05/2023	106,000	U.S. Treasury Bonds 2.250% due 05/15/2041	(108,882)	106,000	106,000
	2.400	06/30/2023	07/03/2023	35,122	U.S. Treasury Notes 4.625% due 06/30/2025	(35,824)	35,122	35,129
FICC	5.010	06/30/2023	07/03/2023	48,000	U.S. Treasury Bonds 2.875% due 08/15/2045	(48,960)	48,000	48,020
JPS	5.070	04/05/2023	TBD(2)	516,995	U.S. Treasury Bonds 1.375% - 2.250% due 11/15/2040 - 08/15/2051	(511,149)	516,995	523,363
	5.140	07/03/2023	07/05/2023	600	U.S. Treasury Bonds 2.375% due 05/15/2051	(601)	600	600
	5.180	06/30/2023	07/03/2023	1,700	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(895)	1,700	1,701
					U.S. Treasury Notes 1.750% due 07/31/2024	(817)
MBC	5.150	06/30/2023	07/07/2023	175,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026 - 10/15/2026	(99,727)	175,000	175,075
					U.S. Treasury Notes 3.250% due 06/30/2027	(80,808)
NXN	5.140	06/30/2023	07/03/2023	70,000	U.S. Treasury Bonds 2.875% due 05/15/2049	(72,325)	70,000	70,030
RCY	5.160	06/30/2023	07/03/2023	125,000	U.S. Treasury Notes 2.250% due 08/15/2027	(127,800)	125,000	125,054
SAL	5.100	06/30/2023	07/03/2023	175,000	U.S. Treasury Notes 0.250% due 10/31/2025	(178,516)	175,000	175,074
	5.130	06/30/2023	07/03/2023	175,000	U.S. Treasury Notes 0.250% due 07/31/2025	(178,673)	175,000	175,075

Total Repurchase Agreements						$(11,275,373)	$11,059,317	$11,068,673

(1)							Includes accrued interest.
(2)							Open maturity repurchase agreement.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$977,726	$0	$977,726
Industrials	0	326,540	0	326,540
Utilities	0	186,971	0	186,971
U.S. Government Agencies	0	1,273,426	0	1,273,426
U.S. Treasury Obligations	0	30,526	0	30,526
Asset-Backed Securities	0	172,319	0	172,319
Sovereign Issues	0	38,881	0	38,881
Short-Term Instruments
Commercial Paper	0	922,506	0	922,506
Repurchase Agreements	0	11,059,317	0	11,059,317
Short-Term Notes	0	396,788	0	396,788
U.S. Treasury Bills	0	11,010	0	11,010

Total Investments	$0	$15,396,010	$0	$15,396,010

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.2% ¤
CORPORATE BONDS & NOTES 11.2%
BANKING & FINANCE 7.8%
AerCap Ireland Capital DAC 1.150% due 10/29/2023		$9,000	$8,857
American Express Co. 6.052% (US0003M + 0.750%) due 08/03/2023 ~		40	40
Athene Global Funding 0.950% due 01/08/2024		1,977	1,919
Banco Santander SA 2.706% due 06/27/2024		33,200	32,127
Bank of America Corp. 5.791% due 10/24/2024 •		13,540	13,541
Bank of Montreal
3.300% due 02/05/2024		2,000	1,970
5.356% (SOFRINDX + 0.265%) due 09/15/2023 ~		4,987	4,986
5.440% (SOFRINDX + 0.350%) due 12/08/2023 ~		700	700
Bank of Nova Scotia
2.440% due 03/11/2024		2,000	1,953
5.351% (SOFRRATE + 0.260%) due 09/15/2023 ~		8,545	8,544
5.447% (SOFRRATE + 0.380%) due 07/31/2024 ~		600	598
5.641% (SOFRRATE + 0.550%) due 09/15/2023 ~		5,356	5,359
Banque Federative du Credit Mutuel SA 6.210% (US0003M + 0.960%) due 07/20/2023 ~		2,300	2,300
BNP Paribas SA
3.375% due 01/09/2025		25,400	24,408
3.800% due 01/10/2024		25,713	25,394
BOC Aviation Ltd. 6.667% (US0003M + 1.125%) due 09/26/2023 ~		700	700
BPCE SA
4.000% due 09/12/2023		1,000	995
4.000% due 04/15/2024		13,000	12,795
Canadian Imperial Bank of Commerce
5.490% (SOFRRATE + 0.400%) due 12/14/2023 ~		3,000	2,997
6.204% (US0003M + 0.660%) due 09/13/2023 ~		300	300
CNH Industrial Capital LLC
1.950% due 07/02/2023		1,463	1,463
4.200% due 01/15/2024		6,520	6,456
Cooperatieve Rabobank UA 5.320% due 01/12/2024 •		3,200	3,200
Credit Suisse AG 5.470% (SOFRINDX + 0.380%) due 08/09/2023 ~		7,640	7,628
Danske Bank AS
3.875% due 09/12/2023		8,100	8,070
5.375% due 01/12/2024		25,657	25,511
6.600% (US0003M + 1.060%) due 09/12/2023 ~		1,600	1,602
Deutsche Bank AG
3.700% due 05/30/2024		16,000	15,540
5.589% due 11/08/2023 •		11,598	11,573
General Motors Financial Co., Inc.
1.700% due 08/18/2023		1,100	1,094
5.100% due 01/17/2024		15,500	15,447
6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		31,400	31,425
Goldman Sachs Group, Inc.
1.217% due 12/06/2023		32,846	32,220
3.625% due 02/20/2024		14,000	13,798
Hana Bank 6.068% (US0003M + 0.800%) due 07/26/2023 ~		3,900	3,901
ING Groep NV
4.100% due 10/02/2023		14,686	14,620
6.533% (US0003M + 1.000%) due 10/02/2023 ~		2,790	2,793
John Deere Capital Corp. 5.117% (SOFRRATE + 0.120%) due 07/10/2023 ~		4,700	4,700
JPMorgan Chase & Co. 0.653% due 09/16/2024 •		1,000	988
Lloyds Banking Group PLC 4.050% due 08/16/2023		800	798
Mitsubishi UFJ Financial Group, Inc. 6.128% (US0003M + 0.860%) due 07/26/2023 ~		1,916	1,916
Mizuho Bank Ltd. 4.216% (BBSW3M + 0.530%) due 10/20/2023 ~	AUD	50,800	33,835
Mizuho Financial Group, Inc. 0.849% due 09/08/2024 •		$6,700	6,632

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2023 (Unaudited)

Morgan Stanley
0.790% due 05/30/2025 •		10,355	9,840
5.519% (SOFRRATE + 0.455%) due 01/25/2024 ~		15,879	15,865
5.555% (SOFRRATE + 0.466%) due 11/10/2023 ~		36,350	36,329
MUFG Bank Ltd. 4.883% due 12/21/2023 •(e)	AUD	52,400	34,908
National Australia Bank Ltd. 5.247% (BBSW3M + 0.930%) due 09/26/2023 ~		15,500	10,338
Nationwide Building Society 0.550% due 01/22/2024		$3,000	2,912
New York Life Global Funding 5.406% (SOFRINDX + 0.360%) due 10/21/2023 ~		200	200
Nordea Bank Abp 3.750% due 08/30/2023		7,400	7,380
NTT Finance Corp. 0.583% due 03/01/2024		1,200	1,160
Pacific Life Global Funding 5.890% (SOFRINDX + 0.800%) due 12/06/2024 ~		20,100	20,015
Protective Life Global Funding 6.140% due 12/11/2024 •		8,600	8,626
Public Storage 5.519% (SOFRRATE + 0.470%) due 04/23/2024 ~		2,801	2,800
Royal Bank of Canada
5.511% (SOFRRATE + 0.450%) due 10/26/2023 ~		5,900	5,899
6.205% (TSFR3M + 0.922%) due 10/05/2023 ~		1,616	1,618
Skandinaviska Enskilda Banken AB 5.816% (US0003M + 0.320%) due 09/01/2023 ~		400	400
Societe Generale SA 4.591% due 07/15/2023 •	AUD	15,000	9,990
Sumitomo Mitsui Financial Group, Inc.
6.060% (US0003M + 0.800%) due 10/16/2023 ~		$707	708
6.125% (US0003M + 0.860%) due 07/19/2023 ~		1,365	1,365
Toronto-Dominion Bank
5.542% (SOFRRATE + 0.450%) due 09/28/2023 ~		1,250	1,250
5.905% (US0003M + 0.640%) due 07/19/2023 ~		200	200
Toyota Motor Credit Corp. 5.810% due 12/11/2023 •		41,100	41,156
Westpac Banking Corp. 6.194% (TSFR3M + 1.032%) due 02/26/2024 ~		475	476

			609,128

INDUSTRIALS 2.4%
Bayer U.S. Finance LLC 3.875% due 12/15/2023		11,636	11,525
Boeing Co. 1.433% due 02/04/2024		81,800	79,642
Charter Communications Operating LLC 4.500% due 02/01/2024		6,725	6,667
Chevron USA, Inc. 5.539% (US0003M + 0.200%) due 08/11/2023 ~		233	233
Cigna Group 6.150% (US0003M + 0.890%) due 07/15/2023 ~		53	53
Daimler Truck Finance North America LLC 1.125% due 12/14/2023		5,700	5,583
DuPont de Nemours, Inc. 6.431% (US0003M + 1.110%) due 11/15/2023 ~		3,388	3,397
Enbridge, Inc. 0.550% due 10/04/2023		600	592
Energy Transfer LP 4.500% due 11/01/2023		3,000	2,988
Georgia-Pacific LLC 0.625% due 05/15/2024		8,000	7,677
Gilead Sciences, Inc. 0.750% due 09/29/2023		1,800	1,780
HCA, Inc. 5.000% due 03/15/2024		9,038	8,982
Humana, Inc. 0.650% due 08/03/2023		9,000	8,967
Hyundai Capital America
0.800% due 01/08/2024		18,470	17,990
1.250% due 09/18/2023		14,950	14,809
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,100	4,071
Phillips 66 0.900% due 02/15/2024		3,800	3,688
Reckitt Benckiser Treasury Services PLC 2.750% due 06/26/2024		800	778
Roche Holdings, Inc. 5.420% (SOFRRATE + 0.330%) due 09/11/2023 ~		831	831
Schlumberger Investment SA 3.650% due 12/01/2023		800	794
Toyota Tsusho Corp. 3.625% due 09/13/2023		3,000	2,987
Volkswagen Group of America Finance LLC
0.875% due 11/22/2023		4,000	3,927

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2023 (Unaudited)

4.250% due 11/13/2023		2,500	2,486

			190,447

UTILITIES 1.0%
American Electric Power Co., Inc. 5.779% (US0003M + 0.480%) due 11/01/2023 ~		12,200	12,192
AT&T, Inc. 5.568% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	700	467
Dominion Energy, Inc. 6.082% (US0003M + 0.530%) due 09/15/2023 ~		$799	799
Florida Power & Light Co. 5.400% (SOFRINDX + 0.380%) due 01/12/2024 ~		5,275	5,275
National Rural Utilities Cooperative Finance Corp. 5.489% (SOFRRATE + 0.400%) due 08/07/2023 ~		62	62
NextEra Energy Capital Holdings, Inc.
2.940% due 03/21/2024		2,410	2,365
5.481% (SOFRINDX + 0.400%) due 11/03/2023 ~		32,717	32,713
6.112% (SOFRINDX + 1.020%) due 03/21/2024 ~		15,500	15,507
Pacific Gas & Electric Co. 1.700% due 11/15/2023		5,000	4,915

			74,295

Total Corporate Bonds & Notes (Cost $881,410)			873,870

U.S. GOVERNMENT AGENCIES 6.0%
Federal Home Loan Bank
5.120% due 05/03/2024 - 05/20/2024 •		49,100	49,089
5.300% due 05/17/2024		51,500	51,397
5.330% due 05/24/2024		39,000	38,901
5.350% due 05/17/2024		10,000	9,982
5.360% due 05/10/2024		23,000	22,960
5.370% due 05/21/2024		16,000	15,964
5.400% due 05/30/2024		65,000	64,914
5.420% due 03/06/2024 - 05/30/2024		173,700	173,497
5.470% due 06/18/2024		40,000	39,917

Total U.S. Government Agencies (Cost $467,275)			466,621

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
5.278% due 07/31/2023 •		9,600	9,601
U.S. Treasury Notes
1.625% due 10/31/2023		7,300	7,214
2.250% due 01/31/2024		7,300	7,166

Total U.S. Treasury Obligations (Cost $24,010)			23,981

ASSET-BACKED SECURITIES 1.6%
Carmax Auto Owner Trust 4.964% due 02/15/2024		4,602	4,600
CarMax Auto Owner Trust 5.508% due 05/15/2024		12,738	12,739
Dell Equipment Finance Trust 5.643% due 06/24/2024		14,000	14,006
DLLAD LLC 5.014% due 02/20/2024		3,032	3,029
Ford Credit Auto Lease Trust 4.959% due 02/15/2024		1,877	1,876
Ford Credit Auto Owner Trust 5.517% due 07/15/2024		14,700	14,704
GM Financial Automobile Leasing Trust
4.948% due 02/20/2024		1,435	1,434
5.452% due 05/20/2024		9,945	9,945
Harley Davidson Motorcycle Trust 4.975% due 03/15/2024		1,558	1,557
Nissan Auto Lease Trust 0.520% due 08/15/2024		2,265	2,248
Nissan Auto Receivables Owner Trust 5.424% due 05/15/2024		13,262	13,262
Volkswagen Auto Loan Enhanced Trust 5.498% due 06/20/2024		42,275	42,283

Total Asset-Backed Securities (Cost $121,654)			121,683

SOVEREIGN ISSUES 0.9%
CPPIB Capital, Inc. 6.342% (SOFRINDX + 1.250%) due 04/04/2025 ~		42,150	42,831
Korea National Oil Corp. 6.135% (US0003M + 0.875%) due 07/16/2023 ~		2,700	2,700

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2023 (Unaudited)

Swedish Export Credit Corp. 6.090% due 02/23/2024 •		23,000	23,114

Total Sovereign Issues (Cost $68,625)			68,645

SHORT-TERM INSTRUMENTS 110.2%
COMMERCIAL PAPER 8.0%
Amcor Flexibles North America, Inc.
5.450% due 07/07/2023		12,150	12,138
5.450% due 07/10/2023		5,050	5,043
Ameren Corp. 5.400% due 07/21/2023		14,200	14,156
American Electric Power Co., Inc. 5.430% due 07/10/2023		12,950	12,931
Bank of Nova Scotia 4.781% due 07/31/2023	CAD	9,000	6,765
Bayer Corp. 5.830% due 07/10/2023		$68,050	67,951
Becton Dickinson & Co. 5.390% due 07/10/2023		11,500	11,483
Canadian Imperial Bank of Commerce 4.781% due 07/31/2023	CAD	2,600	1,954
Conagra Brands, Inc. 5.750% due 07/06/2023		$6,000	5,994
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023		13,700	13,666
Dominion Resources, Inc.
5.400% due 07/05/2023		9,500	9,493
5.410% due 07/11/2023		2,700	2,696
Duke Energy Corp.
5.400% due 07/10/2023		15,650	15,627
5.400% due 07/13/2023		5,250	5,240
Electricite de France SA
5.510% due 08/03/2023		4,050	4,029
5.510% due 08/04/2023		4,050	4,028
5.570% due 07/14/2023		40,100	40,015
Enbridge (US), Inc.
5.450% due 07/03/2023		1,500	1,499
5.450% due 07/05/2023		1,600	1,599
5.470% due 07/14/2023		1,350	1,347
5.480% due 07/17/2023		16,300	16,258
Enel Finance America LLC 5.450% due 07/06/2023		12,000	11,990
Entergy Corp. 5.380% due 07/14/2023		5,500	5,489
Global Payments, Inc.
5.950% due 07/05/2023		22,800	22,781
5.950% due 07/07/2023		21,800	21,775
Haleon UK Capital PLC
5.550% due 07/17/2023		2,000	1,995
5.550% due 07/18/2023		400	399
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023		3,700	3,698
6.000% due 07/05/2023		5,650	5,646
Mondelez International, Inc.
5.385% due 07/13/2023		7,900	7,885
5.395% due 07/14/2023		7,900	7,884
5.400% due 07/31/2023		4,100	4,081
5.430% due 08/01/2023		350	348
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023		34,750	34,655
Penske Truck Leasing Co. LP 5.350% due 07/11/2023		16,550	16,523
Raytheon Technologies Corp. 5.365% due 07/12/2023		10,400	10,382
Republic Services, Inc. 5.250% due 07/05/2023		14,100	14,090
Royal Bank of Canada 4.791% due 07/28/2023	CAD	22,200	16,692
S&P Global, Inc. 5.400% due 07/06/2023		$23,300	23,280
Sempra Energy 5.400% due 07/05/2023		4,350	4,347
Thomson Reuters Corp.
5.470% due 07/12/2023		48,550	48,464
5.470% due 07/18/2023		25,000	24,933
Toronto-Dominion Bank 4.760% due 07/27/2023	CAD	45,500	34,220
VW Credit, Inc.
5.400% due 07/06/2023		$5,050	5,046
5.400% due 07/21/2023		20,750	20,685
5.440% due 08/02/2023		5,200	5,174
Walgreens Boots Alliance, Inc.
5.850% due 07/10/2023		12,700	12,680

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2023 (Unaudited)

6.000% due 07/06/2023		7,200	7,193

			626,247

REPURCHASE AGREEMENTS (f) 77.0%			6,027,164

SHORT-TERM NOTES 2.9%
Federal Home Loan Bank
5.037% due 07/12/2023 (c)(d)		400	399
5.070% due 08/25/2023		92,600	92,601
5.090% due 09/25/2023		137,500	137,511
GM Financial Consumer Automobile Receivables Trust 4.890% due 01/16/2024		296	296

			230,807

JAPAN TREASURY BILLS 22.1%
(0.186)% due 07/03/2023 - 10/02/2023 (a)(b)(c)(d)	JPY	249,740,000	1,731,025

U.S. TREASURY BILLS 0.2%
5.283% due 07/20/2023 - 09/21/2023 (a)(b)(c)(h)		$13,825	13,711

Total Short-Term Instruments (Cost $8,723,888)			8,628,954

Total Investments in Securities (Cost $10,286,862)			10,183,754

Total Investments 130.2% (Cost $10,286,862)			$10,183,754
Financial Derivative Instruments (g) 1.4%(Cost or Premiums, net $0)			106,828
Other Assets and Liabilities, net (31.6)%			(2,466,726)

Net Assets 100.0%			$7,823,856

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MUFG Bank Ltd.	4.883%	12/21/2023	02/06/2023 - 02/08/2023	$36,248	$34,908	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.170%	06/30/2023	07/03/2023	$300	U.S. Treasury Bonds 3.375% due 08/15/2042	$(309)	$300	$300
BPS	5.060	07/03/2023	07/05/2023	4,300	U.S. Treasury Inflation Protected Securities 0.250% due 01/15/2025	(4,386)	4,300	4,300
5.100	06/30/2023	07/03/2023	149,000	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2040	(153,094)	149,000	149,063
5.110	06/30/2023	07/03/2023	1,382,900	U.S. Treasury Notes 0.625% - 3.500% due 03/31/2026 - 11/15/2031	(1,410,097)	1,382,900	1,383,489
5.180	06/30/2023	07/03/2023	26,300	U.S. Treasury Notes 0.375% due 04/30/2025	(26,836)	26,300	26,312
BRC	5.090	07/03/2023	07/05/2023	47,000	Fannie Mae 5.000% due 09/01/2052	(48,690)	47,000	47,000
5.130	06/30/2023	07/03/2023	35,300	Ginnie Mae 2.500% due 08/20/2051	(36,163)	35,300	35,315
FICC	2.400	06/30/2023	07/03/2023	23,564	U.S. Treasury Notes 4.625% due 06/30/2025	(24,035)	23,564	23,569
5.010	06/30/2023	07/03/2023	109,700	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(20,758)	109,700	109,746
U.S. Treasury Notes 2.875% due 04/30/2029	(91,137)
MSR	5.080	07/03/2023	07/05/2023	2,000,000	U.S. Treasury Floating Rate Notes 5.389% due 10/31/2024	(89,456)	2,000,000	2,000,000
U.S. Treasury Notes 0.250% - 2.750% due 02/15/2024 - 12/31/2027	(1,951,881)
5.120	06/30/2023	07/03/2023	2,000,000	U.S. Treasury Notes 0.375% - 4.125% due 01/31/2024 - 12/31/2027	(2,031,100)	2,000,000	2,000,853
RCY	5.160	06/30/2023	07/03/2023	155,000	U.S. Treasury Notes 2.250% due 08/15/2027	(158,471)	155,000	155,067
SAL	5.160	06/30/2023	07/03/2023	93,800	U.S. Treasury Notes 0.250% due 07/31/2025	(95,769)	93,800	93,840

Total Repurchase Agreements	$(6,142,182)	$6,027,164	$6,028,854

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	JPY	4,771	$34	$1	$0
08/2023	AUD	215,166	144,311	765	0
08/2023	$5,144	AUD	7,679	0	(21)
09/2023	KRW	63,271	$50	2	0
BPS	07/2023	JPY	49,378	355	13	0
08/2023	$14,987	AUD	22,050	0	(276)
BRC	07/2023	JPY	75,620,000	$586,206	61,612	0
09/2023	87,560,000	633,822	21,161	0
10/2023	39,050,000	273,446	0	(971)
CBK	07/2023	CAD	45,500	33,503	0	(875)
07/2023	EUR	4	4	0	0
09/2023	KRW	248,600	193	4	0
DUB	08/2023	$21,270	AUD	32,616	490	0

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2023 (Unaudited)

JPM	07/2023		223	JPY	31,914	0	(2)
	08/2023	JPY	31,778		$223	2	0
	08/2023		$17,890	AUD	26,731	0	(57)
MBC	07/2023	CAD	33,199		$24,498	0	(578)
	07/2023		$1,578	GBP	1,266	29	0
RBC	07/2023	JPY	39,565		$285	10	0
TOR	07/2023		$429	JPY	61,796	0	(1)
	08/2023	JPY	61,534		$429	1	0
UAG	07/2023		34,510,000		263,254	23,897	0
	08/2023		$1,600	GBP	1,266	8	0
	09/2023	JPY	13,000,000		$92,780	1,614	0

Total Forward Foreign Currency Contracts						$109,609	$(2,781)

(h)

Securities with an aggregate market value of $2,044 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$609,128	$0	$609,128
Industrials			0		190,447	0	190,447
Utilities			0		74,295	0	74,295
U.S. Government Agencies			0		466,621	0	466,621
U.S. Treasury Obligations			0		23,981	0	23,981
Asset-Backed Securities			0		121,683	0	121,683
Sovereign Issues			0		68,645	0	68,645
Short-Term Instruments
Commercial Paper			0		626,247	0	626,247
Repurchase Agreements			0		6,027,164	0	6,027,164
Short-Term Notes			0		230,807	0	230,807
Japan Treasury Bills			0		1,731,025	0	1,731,025
U.S. Treasury Bills			0		13,711	0	13,711

Total Investments			$0		$10,183,754	$0	$10,183,754

Financial Derivative Instruments - Assets
Over the counter			$0		$109,609	$0	$109,609

Financial Derivative Instruments - Liabilities
Over the counter			$0		$(2,781)	$0	$(2,781)

Total Financial Derivative Instruments			$0		$106,828	$0	$106,828

Totals			$0		$10,290,582	$0	$10,290,582

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.8% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$4

Total Corporate Bonds & Notes (Cost $1,035)		4

U.S. GOVERNMENT AGENCIES 83.0%
Fannie Mae
2.610% due 03/25/2027 ~	1	1
2.702% due 03/01/2030 •	42	41
3.000% due 05/01/2052	381	336
3.070% due 04/01/2028 •	10	10
3.227% due 03/25/2027 ~	2	2
3.519% due 08/01/2032 •	2	2
3.563% due 07/01/2033 •	9	9
3.621% due 12/01/2034 •	5	5
3.625% due 10/01/2024 - 09/01/2033 •	25	24
3.655% due 07/01/2035 •	20	20
3.665% due 12/01/2032 •	8	8
3.714% due 02/01/2035 •	4	3
3.717% due 10/01/2034 •	35	34
3.741% due 11/01/2032 •	3	3
3.744% due 09/01/2033 •	14	14
3.797% due 08/01/2033 •	1	1
3.810% due 11/01/2035 •	1	1
3.813% due 04/01/2037 •	1	1
3.814% due 01/01/2037 •	1	1
3.846% due 11/01/2033 - 11/01/2034 •	112	109
3.860% due 07/01/2027 •	1	1
3.863% due 08/25/2042 ~	10	10
3.870% due 01/01/2035 •	11	11
3.872% due 05/01/2032 •	5	5
3.874% due 12/01/2036 •	36	36
3.875% due 10/01/2034 •	5	5
3.877% due 06/01/2035 •	6	6
3.891% due 12/01/2034 •	23	22
3.893% due 03/01/2034 •	194	189
3.895% due 07/01/2033 •	28	28
3.913% due 04/01/2033 - 09/01/2033 •	26	26
3.915% due 10/01/2032 - 09/01/2034 •	27	26
3.920% due 11/01/2034 •	8	8
3.934% due 03/01/2035 •	42	41
3.945% due 11/01/2033 •	104	102
3.950% due 11/01/2047 •	106	105
3.962% due 01/01/2033 •	4	4
3.978% due 07/01/2035 •	4	4
3.979% due 02/01/2034 •	13	13
3.980% due 12/01/2035 •	6	6
3.986% due 11/01/2033 •	46	45
3.995% due 02/01/2035 •	70	68
4.000% due 12/01/2033 •	8	8
4.000% due 07/01/2042 - 02/01/2043	127	121
4.001% due 12/01/2036 •	2	2
4.005% due 10/01/2033 •	21	21
4.036% due 08/01/2035 •	14	14
4.060% due 07/01/2029 •	4	4
4.060% due 03/01/2030	423	413
4.065% due 11/01/2033 •	13	13
4.073% due 05/01/2036 •	19	19
4.075% due 02/01/2036 •	30	29
4.096% due 02/01/2034 - 01/01/2036 •	16	16
4.099% due 02/01/2034 •	72	70
4.105% due 12/01/2035 •	152	149
4.122% due 06/01/2035 •	33	33
4.125% due 01/01/2033 •	6	6
4.150% due 01/01/2034 •	1	1
4.155% due 03/01/2034 •	10	10
4.161% due 07/01/2035 •	8	8
4.164% due 10/01/2035 •	6	6
4.172% due 05/01/2037 •	160	157
4.183% due 05/01/2036 •	27	27

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.190% due 04/01/2033 •	4	4
4.205% due 08/01/2033 •	6	6
4.225% due 12/01/2035 •	169	166
4.235% due 04/01/2040 •	93	93
4.256% due 03/01/2033 •	58	56
4.260% due 11/01/2034 •	2	2
4.290% due 01/01/2036 •	1	1
4.297% due 11/01/2031 •	8	8
4.300% due 01/01/2036 •	56	56
4.312% due 02/01/2034 •	29	29
4.315% due 08/01/2037 •	286	281
4.316% due 01/01/2033 •	2	2
4.317% due 03/01/2033 •	1	1
4.329% due 02/01/2035 •	9	10
4.330% due 10/01/2033 •	59	58
4.345% due 06/01/2034 •	66	65
4.356% due 03/01/2033 •	12	12
4.376% due 07/01/2033 •	1	1
4.387% due 04/01/2034 •	5	5
4.393% due 09/01/2035 •	57	56
4.400% due 11/01/2032 - 01/01/2033 •	8	8
4.405% due 07/01/2035 •	1	1
4.415% due 11/01/2034 •	4	4
4.425% due 04/01/2035 •	2	2
4.433% due 05/01/2036 •	12	12
4.434% due 09/01/2035 •	14	13
4.438% due 05/01/2034 •	4	4
4.442% due 11/01/2027 •	1	1
4.460% due 07/01/2026 •	34	34
4.500% due 11/01/2026 - 11/01/2036 •	246	240
4.550% due 03/01/2035 •	1	1
4.605% due 04/01/2033 •	73	71
4.632% due 08/01/2033 •	18	18
4.633% due 12/01/2030 •	1	1
4.668% due 05/01/2033 •	3	3
4.714% due 02/01/2035 •	5	5
4.721% due 09/01/2035 •	44	45
4.745% due 06/01/2037 •	6	6
4.766% due 08/01/2026	396	394
4.788% due 04/01/2035 •	8	8
4.812% due 10/01/2033 •	4	4
4.812% due 12/25/2042 ~	64	60
4.823% due 01/01/2033 •	1	1
4.869% due 06/01/2032 •	2	2
4.894% due 01/01/2038 •	1	1
4.919% due 11/01/2040 •	2	2
4.944% due 07/01/2042 - 07/01/2044 •	147	143
4.945% due 04/01/2034 •	17	17
4.988% due 05/01/2036 •	20	20
4.989% due 07/01/2037 •	27	28
4.994% due 09/01/2041 •	10	10
5.000% due 06/01/2034 •	2	2
5.025% due 05/01/2030 •	12	11
5.056% due 10/01/2035 •	36	36
5.198% due 12/25/2036 •	1	1
5.203% due 03/01/2035 •	22	21
5.258% due 03/25/2034 •	11	11
5.350% due 05/25/2035 •	1	1
5.389% due 11/01/2035 •	12	11
5.449% due 01/01/2035 •	1	1
5.450% due 01/25/2034 •	7	7
5.500% due 06/01/2034 - 09/25/2042 •	113	112
5.516% due 11/01/2035 •	12	12
5.524% due 12/25/2036 •	36	35
5.546% due 05/18/2032 •	12	12
5.550% due 06/25/2029 - 12/25/2033 •	20	21
5.565% due 11/01/2035 •	3	3
5.575% due 01/01/2033 •	2	2
5.590% due 05/25/2036 •	4	4
5.596% due 09/17/2027 - 10/18/2030 •	24	24
5.600% due 10/25/2030 •	12	12
5.630% due 07/01/2034 - 07/01/2035 •	45	46
5.635% due 07/01/2035 •	4	5
5.646% due 11/18/2030 •	7	7
5.650% due 08/25/2031 - 01/01/2035 •	25	25
5.669% due 02/01/2037 •	7	7
5.670% due 07/01/2034 •	36	36
5.700% due 12/25/2030 •	11	11
5.705% due 06/01/2036 •	6	6
5.750% due 12/25/2023 •	3	3
5.785% due 02/01/2035 •	12	12
5.800% due 11/25/2031 - 09/01/2037 •	160	160
5.850% due 04/25/2032 •	13	13
5.954% due 09/01/2033 •	16	16
6.000% due 02/25/2044 - 08/25/2044	17	17
6.078% due 12/01/2032 •	59	59

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

6.117% due 01/01/2035 •	17	17
6.150% due 12/25/2023 - 04/25/2032 •	12	12
6.250% due 05/25/2042	13	13
6.350% due 01/25/2024 •	1	1
6.384% due 08/01/2028 •	45	45
6.500% due 11/25/2023 - 01/25/2044	174	176
6.619% due 05/01/2035 •	30	30
6.840% due 05/01/2034 •	42	42
7.000% due 10/01/2033 - 02/25/2044	17	17
7.196% due 09/01/2024 •	32	32
7.500% due 05/25/2042	14	15
8.000% due 11/25/2023 - 10/01/2026	1	1
Fannie Mae, TBA
5.500% due 09/01/2053	10,400	10,349
6.000% due 08/01/2053	16,900	17,047
6.500% due 08/01/2053	4,400	4,490
Freddie Mac
3.000% due 02/01/2048 - 05/01/2052	3,065	2,734
3.519% due 01/01/2030 •	14	14
3.591% due 09/01/2030 •	38	37
3.784% due 03/01/2035 •	7	7
3.915% due 08/01/2035 •	84	82
3.955% due 12/01/2036 •	17	17
3.975% due 08/01/2033 •	3	3
3.981% due 08/01/2035 •	23	22
4.000% due 09/01/2034 - 12/01/2034 •	97	95
4.000% due 08/01/2042 - 12/01/2042	250	238
4.007% due 02/01/2037 •	2	2
4.021% due 09/01/2035 •	2	2
4.039% due 12/01/2035 •	8	7
4.090% due 09/01/2035 •	1	1
4.104% due 01/01/2037 •	2	2
4.129% due 01/01/2036 •	2	2
4.153% due 10/01/2027 - 01/01/2035 •	4	4
4.165% due 11/01/2034 •	117	115
4.182% due 07/01/2037 •	70	69
4.200% due 07/01/2033 •	5	5
4.230% due 11/01/2036 •	228	221
4.235% due 02/01/2036 •	5	5
4.250% due 09/01/2035 •	11	11
4.307% due 08/01/2035 - 11/01/2036 •	2	2
4.322% due 03/01/2036 •	62	62
4.335% due 08/01/2037 •	66	65
4.350% due 11/01/2033 •	12	12
4.353% due 09/01/2034 •	101	99
4.370% due 01/01/2036 - 02/01/2036 •	11	11
4.375% due 12/01/2032 - 10/01/2034 •	50	49
4.405% due 11/01/2036 •	2	2
4.460% due 02/01/2035 •	32	31
4.493% due 09/01/2035 •	37	37
4.500% due 04/15/2032	114	111
4.511% due 04/01/2036 •	86	84
4.530% due 03/01/2036 •	111	108
4.542% due 01/01/2030 •	50	49
4.578% due 04/01/2034 •	34	33
4.583% due 03/01/2032 •	20	20
4.593% due 03/01/2036 •	2	2
4.615% due 07/01/2035 •	8	8
4.649% due 06/01/2035 •	3	3
4.655% due 09/01/2037 •	199	194
4.724% due 12/01/2034 •	2	2
4.745% due 04/01/2030 •	19	19
4.816% due 07/01/2033 •	1	1
4.928% due 04/01/2034 •	1	1
4.962% due 03/01/2035 •	18	18
4.989% due 01/01/2034 •	61	60
5.038% due 04/01/2032 •	35	34
5.176% due 10/25/2044 - 02/25/2045 •	346	322
5.250% due 04/01/2032 •	6	6
5.280% due 08/25/2031 •	181	182
5.290% due 09/25/2031 •	97	97
5.323% due 07/01/2035 •	1	1
5.341% due 05/01/2035 •	58	57
5.376% due 07/25/2044 •	1,137	1,057
5.493% due 03/15/2036 •	1	1
5.500% due 06/25/2029 •	45	43
5.500% due 10/15/2032	4	4
5.543% due 02/15/2029 - 03/15/2029 •	17	16
5.550% due 05/25/2043 •	678	662
5.593% due 07/15/2026 - 01/15/2033 •	41	41
5.643% due 03/15/2024 - 08/15/2029 •	14	14
5.693% due 12/15/2023 - 01/15/2032 •	13	13
5.743% due 08/15/2029 - 03/15/2032 •	34	34
5.793% due 06/15/2029 - 12/15/2031 •	26	26
6.000% due 01/15/2029 - 05/01/2035	12	13
7.000% due 07/15/2027	6	6

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2026 ~	2	2
2.625% due 09/20/2029 - 12/20/2045 •	418	401
2.750% due 10/20/2029 •	154	148
2.875% due 04/20/2033 •	19	19
3.625% (H15T1Y + 1.500%) due 02/20/2025 ~	1	1
3.625% due 01/20/2027 - 01/20/2030 •	49	47
Ginnie Mae, TBA
2.500% due 08/01/2053	600	520
3.000% due 08/01/2053	300	268
3.500% due 08/01/2053	5,200	4,806
4.000% due 08/01/2053	200	189
4.500% due 08/01/2053	13,400	12,940
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	107	102
3.500% due 11/01/2044 - 02/01/2050	2,499	2,314
4.000% due 08/01/2042 - 09/01/2042	69	66
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2038 - 08/01/2053	4,200	3,573
3.000% due 07/01/2038 - 08/01/2053	31,900	28,794
3.500% due 08/01/2053	34,550	31,520
4.000% due 08/01/2053	33,800	31,750
4.500% due 08/01/2053	9,900	9,523

Total U.S. Government Agencies (Cost $173,766)		172,023

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
4.000% due 11/15/2042	3,100	3,082
4.000% due 11/15/2052	2,300	2,363
3.125% due 02/15/2043 (d)(f)	4,730	4,128

Total U.S. Treasury Obligations (Cost $11,054)		9,573

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.8%
Adjustable Rate Mortgage Trust
3.839% due 11/25/2035 ^~	81	62
4.267% due 03/25/2035 «~	15	14
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,026
Ashford Hospitality Trust
6.769% due 06/15/2035 •	400	388
7.169% due 06/15/2035 •	300	287
8.069% due 06/15/2035 •	400	378
BAMLL Commercial Mortgage Securities Trust
6.393% due 03/15/2034 •	100	99
6.793% due 03/15/2034 •	3,170	3,124
Banc of America Funding Trust
4.245% due 11/20/2035 ^~	126	113
4.381% due 05/25/2035 ~	4,925	4,583
Banc of America Mortgage Trust
3.890% due 11/25/2033 «~	20	18
4.141% due 09/25/2033 «~	53	47
4.219% due 10/25/2035 ^«~	10	10
4.252% due 01/25/2034 «~	15	14
4.372% due 02/25/2034 «~	31	30
5.348% due 05/25/2033 «~	23	21
5.410% due 06/25/2034 «~	14	13
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	754
BCAP LLC Trust 6.500% due 02/26/2036 «~	415	236
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
3.783% due 07/25/2034 «~	12	11
3.864% due 02/25/2034 «~	29	27
3.907% due 01/25/2034 ~	44	42
3.911% due 02/25/2034 «~	143	131
4.201% due 01/25/2034 ~	138	135
4.216% due 01/25/2035 ~	20	19
4.482% due 02/25/2033 «~	1	1
4.513% due 04/25/2033 «~	15	15
4.663% due 10/25/2033 «~	3	3
4.963% due 01/25/2035 «~	14	12
Bear Stearns ALT-A Trust
3.817% due 11/25/2036 ^~	238	126
5.470% due 02/25/2034 •	185	165
5.490% due 08/25/2036 ^•	4	3
CD Mortgage Trust 3.431% due 08/15/2050	400	366
Chase Mortgage Finance Trust
3.938% due 12/25/2035 ^~	29	25
3.986% due 12/25/2035 ^«~	21	19
4.483% due 02/25/2037 «~	183	173
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	850

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Citigroup Mortgage Loan Trust
4.429% due 03/25/2034 «~	27	25
5.950% due 08/25/2035 ^•	77	74
6.080% due 09/25/2035 •	37	37
6.083% due 08/25/2034 «~	1	1
6.470% due 11/25/2035 •	24	24
6.980% due 05/25/2035 •	10	10
Countrywide Alternative Loan Trust
3.369% due 10/25/2035 ^«~	8	7
3.554% due 08/25/2035 ~	969	903
5.550% due 06/25/2037 •	703	632
Countrywide Home Loan Mortgage Pass-Through Trust
3.713% due 12/25/2033 «~	29	27
3.810% due 11/25/2034 «~	10	9
3.810% due 11/25/2034 ~	769	700
4.344% due 06/20/2035 «~	42	38
5.500% due 08/25/2035 ^«•	61	13
5.500% due 11/25/2035 ^«	68	35
6.537% due 02/20/2036 ^•	18	17
Credit Suisse First Boston Mortgage Securities Corp. 4.185% due 11/25/2032 «~	5	4
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.247% due 01/25/2034 «~	103	95
4.260% due 07/25/2033 «~	45	42
4.523% due 07/25/2033 «~	230	212
5.276% due 10/25/2033 «~	18	17
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	735	713
3.023% due 08/25/2060 ~	601	586
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	177
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	45	43
Extended Stay America Trust 6.274% due 07/15/2038 •	867	851
First Horizon Alternative Mortgage Securities Trust
4.914% due 08/25/2034 «~	42	42
6.236% due 07/25/2035 ~	82	54
First Horizon Mortgage Pass-Through Trust
5.420% due 02/25/2035 «•	25	21
5.983% due 02/25/2035 «•	52	47
FWD Securitization Trust 2.240% due 01/25/2050 ~	171	155
GCAT Trust
1.091% due 05/25/2066 ~	5,269	4,265
1.348% due 05/25/2066 ~	543	441
1.503% due 05/25/2066 ~	543	433
GMAC Mortgage Corp. Loan Trust 3.620% due 11/19/2035 «~	36	31
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	898
3.924% due 10/10/2032	1,700	1,631
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	2,938	2,626
GSR Mortgage Loan Trust
3.905% due 05/25/2035 ~	40	33
4.070% due 09/25/2035 ~	1,912	1,809
4.234% due 06/25/2034 ~	5	5
4.250% due 09/25/2034 ~	926	918
4.281% due 08/25/2034 «~	23	21
4.485% due 06/25/2034 «~	13	11
5.500% due 01/25/2034 «•	56	54
6.000% due 03/25/2032 «	2	2
6.780% due 03/25/2033 «•	2	2
HarborView Mortgage Loan Trust
5.537% due 02/19/2046 •	392	326
5.597% due 05/19/2035 •	20	18
Impac CMB Trust 5.790% due 08/25/2035 «•	493	440
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 «~	9	8
IndyMac INDX Mortgage Loan Trust
5.530% due 09/25/2046 •	238	206
5.930% due 05/25/2034 «•	19	17
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^«~	19	9
JP Morgan Chase Commercial Mortgage Securities Trust 6.293% due 12/15/2036 •	500	439
JP Morgan Mortgage Trust
3.854% due 11/25/2033 «~	6	6
3.909% due 11/25/2035 ^«~	70	60
4.047% due 07/25/2035 ~	94	89
4.137% due 09/25/2034 «~	1	1
4.145% due 04/25/2035 «~	8	8
4.186% due 07/25/2035 ~	121	113
4.194% due 11/25/2033 «~	5	4

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.247% due 10/25/2035 ~	120	105
4.683% due 07/25/2035 «~	5	5
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	2,903	2,729
2.734% due 01/25/2060 þ	212	210
MASTR Adjustable Rate Mortgages Trust
2.874% due 02/25/2034 «~	148	119
3.725% due 12/25/2033 «~	15	13
3.812% due 01/25/2034 «~	4	3
3.857% due 01/25/2036 ~	22	20
4.151% due 08/25/2034 «~	195	186
4.329% due 08/25/2034 «~	237	221
4.500% due 09/25/2033 «~	94	82
4.560% due 11/21/2034 «~	26	24
5.679% due 07/25/2034 «~	183	173
Merrill Lynch Mortgage Investors Trust
3.189% due 02/25/2034 «~	18	15
3.577% due 04/25/2035 «~	157	136
4.038% due 09/25/2033 «~	4	4
4.159% due 02/25/2035 ~	44	41
5.770% due 08/25/2028 •	224	213
5.810% due 06/25/2028 •	42	38
6.097% due 03/25/2028 «•	38	35
MFA Trust
1.014% due 01/26/2065 ~	648	580
1.324% due 01/26/2065 ~	231	208
1.479% due 03/25/2065 ~	222	203
1.632% due 01/26/2065 ~	231	205
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	637	594
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	665
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	1,800	1,364
Morgan Stanley Mortgage Loan Trust 5.470% due 01/25/2035 •	591	526
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,614	2,414
2.750% due 11/25/2059 ~	3,278	3,020
3.500% due 10/25/2059 ~	86	80
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,932	2,673
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.834% due 10/25/2035 ~	17	10
OBX Trust 1.072% due 02/25/2066 ~	3,201	2,574
Pepper Residential Securities Trust
6.057% due 11/18/2060 •	56	56
6.157% due 06/20/2060 •	80	80
Prime Mortgage Trust
5.550% due 02/25/2034 •	13	12
6.000% due 02/25/2034 «	4	4
PRPM LLC 4.000% due 06/25/2053	2,200	2,062
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031 «	487	231
Residential Funding Mortgage Securities, Inc. Trust
5.398% due 02/25/2036 ^«~	58	47
6.500% due 03/25/2032 «	6	6
RESIMAC Bastille Trust 6.093% due 09/05/2057 •	45	45
RESIMAC Premier 6.241% due 02/07/2052 •	239	239
Sequoia Mortgage Trust
5.563% due 07/20/2034 «~	12	11
5.680% due 03/20/2035 •	80	74
5.911% due 05/20/2034 «•	96	93
5.917% due 04/20/2033 «•	11	9
5.957% due 10/20/2027 •	28	27
SMRT Commercial Mortgage Trust 6.147% due 01/15/2039 •	1,100	1,067
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	255	226
1.439% due 11/25/2055 ~	128	114
1.486% due 04/25/2065 ~	193	177
1.593% due 11/25/2055 ~	128	114
Structured Adjustable Rate Mortgage Loan Trust
5.227% due 09/25/2034 «~	35	33
5.390% due 03/25/2035 «•	47	34
5.450% due 09/25/2034 «•	79	69
Structured Asset Mortgage Investments Trust
5.826% due 11/19/2033 «•	14	13
5.826% due 05/19/2035 •	89	78
5.846% due 02/19/2035 •	1,324	1,224
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.120% due 09/25/2033 «~	14	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

4.833% due 11/25/2033 «~	8	8
6.574% due 03/25/2033 «~	80	76
6.639% due 06/25/2033 «~	203	193
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	385	364
2.900% due 10/25/2059 ~	5,160	4,747
3.750% due 03/25/2058 ~	1,220	1,147
6.150% due 05/25/2058 •	5,133	5,124
6.150% due 10/25/2059 •	181	179
Verus Securitization Trust 5.930% due 03/25/2068	2,330	2,313
WaMu Mortgage Pass-Through Certificates Trust
3.800% due 10/25/2035 ^«~	346	309
3.865% due 09/25/2035 ~	150	140
4.229% due 10/25/2033 «~	76	70
4.239% due 08/25/2033 «~	208	193
4.976% due 08/25/2046 •	24	22
5.024% due 08/25/2046 •	1,107	913
5.176% due 11/25/2042 •	48	45
5.376% due 08/25/2042 •	5	4
5.476% due 09/25/2046 •	2,664	2,500
5.690% due 12/25/2045 •	1,231	1,119
5.730% due 07/25/2045 •	3,369	3,137
5.730% due 10/25/2045 •	1,151	1,087
5.730% due 12/25/2045 •	905	872
5.950% due 01/25/2045 •	482	461
Washington Mutual Mortgage Pass-Through Certificates Trust
3.975% due 02/25/2033 «~	1	1
4.324% due 06/25/2033 ~	7	7
4.709% due 11/25/2030 «~	31	30
7.000% due 03/25/2034 «	14	14
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	506
3.809% due 12/15/2048	300	284
4.023% due 03/15/2052	300	278
Wells Fargo Mortgage-Backed Securities Trust 4.590% due 08/25/2035 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	844

Total Non-Agency Mortgage-Backed Securities (Cost $94,476)		86,513

ASSET-BACKED SECURITIES 38.5%
AccessLex Institute 5.696% due 05/25/2036 •	464	449
Accredited Mortgage Loan Trust 4.800% due 01/25/2035 •	425	387
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •	2,528	2,512
Apidos CLO 6.260% due 04/20/2031 •	1,500	1,486
Apres Static CLO Ltd. 6.330% due 10/15/2028 •	340	340
Ares CLO Ltd. 6.130% due 01/15/2029 •	836	831
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	214	209
Bear Stearns Asset-Backed Securities Trust
3.091% due 10/25/2036 ~	629	387
6.150% due 11/25/2042 •	111	109
Benefit Street Partners CLO Ltd. 6.290% due 01/17/2032 •	3,000	2,967
BXMT Ltd. 6.616% due 11/15/2037 •	1,000	956
Carrington Mortgage Loan Trust 6.370% due 10/20/2029 •	1,120	1,113
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •	652	651
College Avenue Student Loans LLC
1.600% due 07/25/2051	778	674
3.280% due 12/28/2048	1,243	1,136
4.130% due 12/26/2047	665	624
6.250% due 07/25/2051 •	444	436
6.350% due 12/26/2047 •	483	477
Commonbond Student Loan Trust 1.980% due 08/25/2050	553	470
Countrywide Asset-Backed Certificates Trust
5.570% due 08/25/2034 •	1,350	1,277
5.690% due 12/25/2034 •	1,912	1,848
Credit Suisse First Boston Mortgage Securities Corp. 6.800% due 05/25/2043 «•	4	4
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	352	318
Dryden CLO Ltd. 6.236% due 01/17/2033 •	1,900	1,874

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

ECMC Group Student Loan Trust 6.150% due 07/25/2069 •	614	601
EFS Volunteer LLC 6.105% due 10/25/2035 •	92	92
EquiFirst Mortgage Loan Trust 6.283% due 09/25/2033 «•	41	40
Galaxy CLO Ltd. 6.230% due 10/15/2030 •	1,948	1,935
HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •	432	417
Home Equity Asset Trust 5.750% due 11/25/2032 «•	8	7
Home Equity Mortgage Loan Asset-Backed Trust 5.930% due 10/25/2035 •	1,600	1,427
HSI Asset Securitization Corp. Trust 5.250% due 10/25/2036 •	5	2
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 «~	355	337
KKR CLO Ltd. 6.202% due 07/18/2030 •	822	814
LCCM Trust 6.711% due 11/15/2038 •	3,800	3,758
LCM LP 6.290% due 10/20/2027 •	126	126
Long Beach Mortgage Loan Trust
5.710% due 10/25/2034 •	736	684
5.850% due 03/25/2032 «•	16	15
6.005% due 07/25/2034 •	203	196
Madison Park Funding Ltd. 6.240% due 04/20/2032 •	1,500	1,480
Merrill Lynch Mortgage Investors Trust 6.170% due 07/25/2035 «•	35	34
Morgan Stanley ABS Capital, Inc. Trust 5.795% due 09/25/2035 «•	181	175
Morgan Stanley Dean Witter Capital, Inc. Trust 6.500% due 02/25/2033 •	59	58
Mountain View CLO LLC 6.350% due 10/16/2029 •	947	941
Nassau Ltd. 6.410% due 10/15/2029 •	780	779
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust 6.093% due 11/15/2068 •	134	132
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	730	647
3.010% due 12/15/2059	1,167	1,079
3.130% due 02/15/2068	306	290
3.190% due 02/18/2042	8	8
3.520% due 06/16/2042	18	18
Navient Student Loan Trust 4.000% due 12/15/2059	1,397	1,351
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,080	1,850
Neuberger Berman CLO Ltd. 6.290% due 04/20/2031 •	1,500	1,479
NovaStar Mortgage Funding Trust 5.890% due 02/25/2034 •	2,268	2,225
OZLM Ltd. 6.400% due 01/20/2031 •	2,289	2,267
Pagaya AI Debt Selection Trust 1.530% due 08/15/2029	578	567
Palmer Square Loan Funding Ltd. 6.179% due 02/20/2028 •	90	89
PRET LLC
1.843% due 09/25/2051 þ	2,864	2,614
1.992% due 02/25/2061 þ	3,465	3,215
2.487% due 10/25/2051 þ	3,057	2,859
Renaissance Home Equity Loan Trust
5.850% due 08/25/2032 «•	10	8
6.250% due 09/25/2037 •	3,249	1,433
Residential Asset Securities Corp. Trust 5.410% due 07/25/2036 •	1,373	1,365
SLM Private Credit Student Loan Trust
5.822% due 12/15/2039 •	201	188
5.842% due 06/15/2039 •	2,790	2,647
5.882% due 06/15/2039 •	1,221	1,173
SMB Private Education Loan Trust
1.290% due 07/15/2053	1,212	1,080
1.600% due 09/15/2054	858	761
2.230% due 09/15/2037	365	335
2.840% due 06/15/2037	356	332
2.880% due 09/15/2034	91	87
3.940% due 02/16/2055	1,135	1,068
6.517% due 02/16/2055 •	1,297	1,286

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

SoFi Professional Loan Program LLC
2.630% due 07/25/2040	252	249
2.650% due 09/25/2040	551	525
2.740% due 05/25/2040	110	109
Sound Point CLO Ltd.
6.173% due 01/23/2029 •	447	446
6.230% due 10/20/2030 •	1,925	1,903
6.235% due 07/25/2030 •	1,440	1,423
Soundview Home Loan Trust 6.450% due 11/25/2033 «•	19	18
Starwood Commercial Mortgage Trust 6.296% due 07/15/2038 •	1,753	1,738
Terwin Mortgage Trust 6.275% due 04/25/2036 •	1,291	1,276
TPG Real Estate Finance Issuer Ltd. 6.358% due 03/15/2038 •	2,256	2,178
TruPS Financials Note Securitization Ltd. 7.080% due 09/20/2039 •	1,688	1,612
Upstart Securitization Trust 1.310% due 11/20/2031	473	463

Total Asset-Backed Securities (Cost $84,620)		79,846

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		1,889

Total Short-Term Instruments (Cost $1,889)		1,889

Total Investments in Securities (Cost $366,840)		349,848

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	1,731,831	16,839

Total Short-Term Instruments (Cost $16,837)		16,839

Total Investments in Affiliates (Cost $16,837)		16,839

Total Investments 176.9% (Cost $383,677)		$366,687
Financial Derivative Instruments (c)(e) (0.4)%(Cost or Premiums, net $2,079)		(775)
Other Assets and Liabilities, net (76.5)%		(158,639)

Net Assets 100.0%		$207,273

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$1,889	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,927)	$1,889	$1,889

Total Repurchase Agreements	$(1,927)	$1,889	$1,889

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2053	$6,700	$(5,497)	$(5,473)
Uniform Mortgage-Backed Security, TBA	5.000	08/01/2053	200	(197)	(196)

Total Short Sales (2.7)%	$(5,694)	$(5,669)

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	5	$13	$(5)	$(24)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	5	13	(4)	0

Total Written Options	$(9)	$(24)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10	$(2,366)	$67	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2025	6	(1,440)	26	1	0
3-Month SOFR Active Contract December Futures	03/2026	6	(1,448)	20	0	0
3-Month SOFR Active Contract June Futures	09/2024	7	(1,667)	41	0	0
3-Month SOFR Active Contract June Futures	09/2025	6	(1,445)	22	0	0
3-Month SOFR Active Contract March Futures	06/2024	9	(2,135)	58	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	6	(1,443)	24	1	0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,449)	19	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,434)	31	1	0
3-Month SOFR Active Contract September Futures	12/2025	4	(965)	14	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	462	(51,867)	885	0	(61)
U.S. Treasury Long-Term Bond September Futures	09/2023	31	(3,934)	8	0	(23)

Total Futures Contracts	$1,215	$3	$(86)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/04/2023	$1,100	$0	$15	$15	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/26/2023	800	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/02/2023	300	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023	26,900	0	379	379	12	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/09/2023	200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/06/2023	1,700	0	24	24	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023	17,200	0	(246)	(246)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	26,900	(91)	(502)	(593)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024	800	0	(26)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	1,700	(2)	(41)	(43)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	12,000	(1)	285	284	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,000	1	140	141	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	333	363	696	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	37	37	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	(1)	86	85	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(430)	1,435	1,005	0	(13)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(3)	22	19	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	9,100	174	543	717	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	14,300	256	1,014	1,270	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(2)	(115)	(117)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(1)	(36)	(37)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(1)	(77)	(78)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	0	(39)	(39)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(1)	(62)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(1)	(48)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(2)	(66)	(68)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(2)	(64)	(66)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(2)	(51)	(53)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(2)	(51)	(53)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(5)	(76)	(81)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	84	221	305	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(4)	(53)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(40)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(3)	(37)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(2)	(17)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(18)	(122)	(140)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	1,182	4,651	5,833	0	(17)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(56)	(71)	(127)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(1)	(73)	(74)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	48	(397)	(349)	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	0	74	74	0	(1)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(25)	(25)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(1)	(47)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(17)	(858)	(875)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(2)	(62)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(1)	(44)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(37)	(100)	(137)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(62)	(1)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(3)	(17)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(16)	(19)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	(3)	206	203	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	30	157	187	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	(54)	857	803	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(48)	471	423	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	0	(2)	(2)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	(2)	199	197	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	665	3,145	3,810	0	(28)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	2	124	126	0	(1)
Pay(1)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(37)	(65)	(102)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	(3)	136	133	0	(2)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(1)	(83)	(84)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(1)	(81)	(82)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(1)	(48)	(49)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(1)	(48)	(49)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(1)	(45)	(46)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(1)	(63)	(64)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(1)	(46)	(47)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(1)	(61)	(62)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	1	27	28	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	1	39	40	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(1)	(58)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(1)	(58)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	0	(14)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(8)	(216)	(224)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(4)	(105)	(109)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(247)	(365)	(612)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(120)	(251)	(371)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(6)	(27)	(33)	1	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(6)	(26)	(32)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(5)	(26)	(31)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(4)	(10)	(14)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	27	26	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	300	(1)	100	99	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	219	215	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	(1)	99	98	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	7,500	(31)	1,967	1,936	0	(59)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(22)	(1,064)	(1,086)	24	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	2,000	(15)	548	533	0	(17)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	6,000	(46)	1,643	1,597	0	(50)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(1)	(29)	(30)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(1)	(28)	(29)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	1,923	2,384	4,307	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,700	160	(20)	140	0	(17)
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/04/2023	1,100	0	(15)	(15)	0	(1)
Pay	3-Month USD-LIBOR	1.500	Maturity	07/05/2023	500	0	(5)	(5)	4	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/12/2023	400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	07/12/2023	300	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.535	Maturity	07/15/2023	500	0	(5)	(5)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	07/15/2023	6,300	0	30	30	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/15/2023	100	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	07/16/2023	300	0	2	2	0	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	07/18/2023	800	0	(5)	(5)	0	0
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	07/19/2023	3,100	0	(19)	(19)	0	(1)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	07/20/2023	400	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023	200	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	07/22/2023	300	0	(3)	(3)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	07/22/2023	700	0	3	3	0	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	07/24/2023	400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	07/24/2023	100	0	0	0	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/26/2023	800	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	07/26/2023	300	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023	400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	07/26/2023	100	0	0	0	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/02/2023	300	0	(4)	(4)	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	08/03/2023	300	0	2	2	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023	26,900	0	(377)	(377)	0	(12)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	08/06/2023	900	0	10	10	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/09/2023	200	0	3	3	0	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	08/09/2023	300	0	1	1	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	08/12/2023	3,800	0	16	16	1	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	08/16/2023	700	0	(4)	(4)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/06/2023	1,700	0	(24)	(24)	0	(1)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2023	800	0	6	6	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	09/10/2023	3,700	0	25	25	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023	200	0	2	2	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023	2,948	0	(31)	(31)	0	(1)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023	38,245	0	511	511	16	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023	500	0	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023	706	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023	24,580	0	269	269	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	09/18/2023	1,400	0	14	14	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	09/19/2023	25,300	0	168	168	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	09/20/2023	7,500	0	32	32	2	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023	17,200	0	247	247	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	09/21/2023	9,100	0	90	90	3	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	09/22/2023	600	0	7	7	0	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	09/23/2023	2,000	0	19	19	1	0
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	09/23/2023	6,000	0	58	58	2	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2023	600	0	(5)	(5)	0	0

Total Swap Agreements	$3,413	$16,305	$19,718	$142	$(409)

(d)	Securities with an aggregate market value of $2,235 and cash of $3,570 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(7)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	200	(2)	(4)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	300	(2)	(6)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	300	(2)	(5)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(6)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	300	(2)	(6)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	300	(2)	(7)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(6)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	300	(1)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(6)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	600	(5)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	600	(5)	(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	300	(2)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(6)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(4)

$(81)	$(122)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	$95.875	08/07/2023	500	$(3)	$(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	500	(2)	(1)

$(5)	$(4)

Total Written Options	$(86)	$(126)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	12,913	(372)	374	2	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	(1)	0	(2)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	502	0	(145)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	182	0	(1)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	99	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	11	0	(13)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(28)	0	(17)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(80)	0	(99)

Total Swap Agreements	$(1,239)	$964	$2	$(277)

(f)

Securities with an aggregate market value of $609 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4	$0	$4
U.S. Government Agencies	0	172,023	0	172,023
U.S. Treasury Obligations	0	9,573	0	9,573

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2023 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	81,935	4,578	86,513
Asset-Backed Securities	0	79,208	638	79,846
Short-Term Instruments
Repurchase Agreements	0	1,889	0	1,889

$0	$344,632	$5,216	$349,848
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,839	$0	$0	$16,839

Total Investments	$16,839	$344,632	$5,216	$366,687

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,669)	$0	$(5,669)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	145	0	145
Over the counter	0	2	0	2

$0	$147	$0	$147
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(519)	0	(519)
Over the counter	0	(403)	0	(403)

$0	$(922)	$0	$(922)

Total Financial Derivative Instruments	$0	$(775)	$0	$(775)

Totals	$16,839	$338,188	$5,216	$360,243

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$4,578	$0	$4,578	$0
Asset-Backed Securities	$0	$0	$0	$0	$0	$0	$638	$0	$638	$0

Totals	$0	$0	$0	$0	$0	$0	$5,216	$0	$5,216	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$4,578	Fair Valuation of odd lot positions	Adjustment factor	2.500	—
Asset-Backed Securities	$638	Fair Valuation of odd lot positions	Adjustment factor	2.500	—

Total	$5,216

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.8% ¤
U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
3.395% due 12/01/2029 •	$4	$4
3.485% due 12/01/2029 •	1	1
3.709% due 03/01/2035 •	126	124
3.905% due 01/01/2036 •	117	115
4.125% due 12/01/2032 •	2	2
4.247% due 10/01/2032 •	3	3
4.560% due 08/01/2036 •	14	14
4.723% due 10/01/2025 •	2	2
4.848% due 08/01/2028 •	5	5
4.943% due 06/01/2043 •	224	217
4.944% due 02/01/2041 - 10/01/2044 •	841	813
5.100% due 06/25/2033 •	73	70
5.103% due 03/25/2036 •	50	49
5.117% due 03/25/2032 •	170	168
5.258% due 03/25/2034 •	46	46
5.370% due 07/25/2032 •	118	117
5.389% due 11/01/2035 •	49	48
5.500% due 05/25/2042 •	84	83
5.516% due 11/01/2035 •	58	57
5.524% due 12/25/2036 •	110	107
6.050% due 04/25/2032 •	25	25
Freddie Mac
0.000% due 07/15/2030 - 01/15/2032 (a)	14,985	11,319
4.051% due 02/01/2035 •	135	132
4.500% due 06/15/2035 - 09/15/2035	373	359
4.565% due 01/01/2032 •	3	3
4.626% due 07/25/2031 •	262	259
5.000% due 01/15/2034	1,267	1,253
5.066% due 06/01/2035 •	459	463
5.176% due 10/25/2044 - 02/25/2045 •	919	855
5.198% due 07/01/2029 •	2	2
5.333% due 05/01/2032 •	4	4
5.376% due 07/25/2044 •	418	388
5.500% due 11/01/2038 - 10/01/2039	42	42
5.693% due 06/15/2030 - 12/15/2032 •	23	22
5.743% due 06/15/2031 •	9	9
5.893% due 02/15/2027 •	1	1
6.500% due 10/25/2043	333	339
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	45	45
2.875% (H15T1Y + 1.500%) due 05/20/2024 ~	4	4
2.875% due 04/20/2027 - 04/20/2032 •	7	7
3.000% (H15T1Y + 1.500%) due 10/20/2024 ~	2	1
3.000% due 05/20/2030 •	28	27
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	3	4
3.625% due 03/20/2025 - 02/20/2030 •	182	173
Israel Government AID Bond 0.000% due 11/01/2024 (b)	39,013	36,493
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 (b)	18,000	13,512
Small Business Administration
6.000% (PRIME - 2.250%) due 05/25/2025 ~	16	16
U.S. Small Business Administration
4.760% due 09/01/2025	692	670
4.770% due 04/01/2024	67	66
4.930% due 01/01/2024	30	30
5.240% due 08/01/2023	17	17
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	885	853
4.500% due 04/01/2028 - 11/01/2029	104	101

Total U.S. Government Agencies (Cost $69,984)		69,539

U.S. TREASURY OBLIGATIONS 98.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	24,804
1.375% due 08/15/2050	185,150	107,694
1.625% due 11/15/2050	214,700	133,454
1.750% due 08/15/2041	12,400	8,721
1.875% due 02/15/2041	110,500	80,333
2.250% due 08/15/2049	50,320	36,592
2.250% due 02/15/2052	600	434

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

2.375% due 02/15/2042 (d)	8,200	6,388
2.875% due 05/15/2043	140,960	117,993
2.875% due 05/15/2049	56,970	47,129
3.000% due 05/15/2042 (d)	191,000	164,290
3.000% due 11/15/2044 (d)	237,300	200,950
3.000% due 02/15/2049	38,140	32,280
3.125% due 08/15/2044	45,000	38,964
3.250% due 05/15/2042	12,100	10,803
3.625% due 08/15/2043	53,000	49,774
3.625% due 02/15/2044	55,000	51,560
3.750% due 11/15/2043	36,220	34,636
4.000% due 11/15/2042	38,100	37,874
4.375% due 02/15/2038	78,530	83,661
4.500% due 05/15/2038	31,463	33,915
2.750% due 11/15/2042	83,400	68,652
3.125% due 02/15/2043	41,250	35,997
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	70,903
1.875% due 08/31/2024 (f)	8,680	8,342
2.125% due 03/31/2024 (d)(f)	4,700	4,588
2.125% due 07/31/2024 (f)	21,600	20,865
2.125% due 09/30/2024 (f)	27,200	26,161
2.125% due 11/30/2024 (f)	4,000	3,832
2.250% due 03/31/2024	69,500	67,876
2.250% due 10/31/2024	49,610	47,688
2.250% due 11/15/2024	38,950	37,413
2.250% due 11/15/2025	47,400	44,793
2.375% due 02/29/2024 (f)	4,870	4,774
2.375% due 08/15/2024 (f)	4,300	4,162
2.500% due 01/31/2024 (f)	12,050	11,850
2.875% due 11/30/2023 (f)	5,010	4,959
2.875% due 05/15/2028	9,680	9,136

Total U.S. Treasury Obligations (Cost $2,173,013)		1,774,240

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	4	3
4.201% due 01/25/2034 ~	89	87
4.513% due 04/25/2033 «~	14	13
4.609% due 11/25/2034 ~	224	203
4.625% due 04/25/2033 «~	10	9
4.875% due 04/25/2033 «~	1	1
Bear Stearns ALT-A Trust
3.781% due 11/25/2036 ~	5,638	3,201
3.817% due 11/25/2036 ^~	11,708	6,191
5.470% due 02/25/2034 •	659	588
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.400% due 08/25/2035 •	111	104
Citigroup Mortgage Loan Trust 6.980% due 05/25/2035 •	52	51
Countrywide Alternative Loan Trust
4.976% due 02/25/2036 •	150	137
5.337% due 02/20/2047 ^•	2,496	1,947
5.360% due 05/25/2035 •	314	284
5.470% due 02/25/2047 •	224	204
5.500% due 03/25/2036 ^	829	360
5.510% due 05/25/2047 •	1,428	1,231
5.550% due 05/25/2036 •	30	26
5.577% due 03/20/2046 •	1,825	1,494
5.710% due 12/25/2035 •	156	141
Countrywide Home Loan Mortgage Pass-Through Trust
3.514% due 04/25/2035 ~	186	148
3.680% due 09/20/2036 ^~	1,949	1,688
5.610% due 05/25/2035 •	507	430
5.730% due 04/25/2035 «•	48	43
5.810% due 02/25/2035 •	304	277
5.830% due 02/25/2035 •	174	148
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 «~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 5.677% due 08/19/2045 •	177	151
GreenPoint Mortgage Funding Trust 5.590% due 06/25/2045 •	231	215
GSR Mortgage Loan Trust 3.542% due 04/25/2036 ~	1,704	1,165
HarborView Mortgage Loan Trust
5.417% due 03/19/2037 •	666	599
5.597% due 05/19/2035 •	576	527
Impac CMB Trust 6.150% due 07/25/2033 «•	6	5
IndyMac INDX Mortgage Loan Trust 5.790% due 02/25/2035 •	771	686

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

JP Morgan Mortgage Trust
4.121% due 02/25/2036 ^~	328	257
4.186% due 07/25/2035 ~	192	181
MASTR Adjustable Rate Mortgages Trust 3.883% due 05/25/2034 ~	70	66
Merrill Lynch Mortgage Investors Trust 7.119% due 12/25/2032 «•	23	21
Residential Accredit Loans, Inc. Trust
5.336% due 09/25/2045 •	191	172
5.450% due 08/25/2035 •	433	330
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	175	176
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «	12	11
Sequoia Mortgage Trust
5.846% due 10/19/2026 «•	89	82
5.857% due 07/20/2033 •	241	221
5.862% due 07/20/2033 «•	170	148
Structured Adjustable Rate Mortgage Loan Trust 5.376% due 01/25/2035 ^•	184	156
Structured Asset Mortgage Investments Trust
5.590% due 05/25/2036 •	7,278	5,837
5.726% due 07/19/2034 «•	40	36
5.846% due 03/19/2034 •	81	75
WaMu Mortgage Pass-Through Certificates Trust
3.727% due 12/25/2046 •	514	489
4.008% due 12/25/2046 •	768	681
4.280% due 03/25/2034 ~	30	29
4.404% due 05/25/2046 •	262	223
4.706% due 01/25/2047 •	348	324
4.956% due 06/25/2046 •	1,053	965
4.976% due 02/25/2046 •	808	722
5.024% due 07/25/2046 •	2,807	2,363
5.024% due 08/25/2046 •	7,082	5,838
5.176% due 11/25/2042 •	107	100
5.476% due 09/25/2046 •	976	916
5.476% due 10/25/2046 •	375	339
5.670% due 11/25/2045 •	519	481
5.690% due 12/25/2045 •	194	187
Washington Mutual Mortgage Pass-Through Certificates Trust
3.881% due 05/25/2033 «~	32	30

Total Non-Agency Mortgage-Backed Securities (Cost $58,645)		43,814

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
5.230% due 05/25/2037 •	18	12
5.713% due 06/15/2031 •	268	248
BlueMountain CLO Ltd. 6.453% due 10/22/2030 •	5,464	5,439
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 01/25/2032 «•	53	54
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •	26	25
Credit-Based Asset Servicing & Securitization Trust 2.959% due 01/25/2037 ^•	860	267
GE-WMC Mortgage Securities Trust 5.230% due 08/25/2036 «•	41	17
GSAMP Trust
5.220% due 12/25/2036 •	402	197
5.330% due 11/25/2035 •	134	14
Home Equity Asset Trust 6.070% due 02/25/2033 «•	1	1
HSI Asset Securitization Corp. Trust 5.250% due 10/25/2036 •	93	38
JP Morgan Mortgage Acquisition Trust 5.310% due 08/25/2036 «•	26	11
Lehman ABS Mortgage Loan Trust 5.240% due 06/25/2037 •	358	230
Long Beach Mortgage Loan Trust 5.710% due 10/25/2034 •	1,548	1,439
MASTR Asset-Backed Securities Trust 5.250% due 11/25/2036 •	77	25
Merrill Lynch Mortgage Investors Trust 5.390% due 02/25/2037 •	264	79
Morgan Stanley ABS Capital, Inc. Trust 5.210% due 05/25/2037 •	143	125
Morgan Stanley IXIS Real Estate Capital Trust 5.200% due 11/25/2036 •	31	11
New Century Home Equity Loan Trust 5.510% due 05/25/2036 •	182	177
Renaissance Home Equity Loan Trust 5.850% due 08/25/2032 «•	2	2

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
5.270% due 12/25/2036 ^•	1,459	347
5.310% due 11/25/2036 ^•	457	133
Soundview Home Loan Trust
5.230% due 06/25/2037 •	198	133
5.270% due 11/25/2036 •	455	132

Total Asset-Backed Securities (Cost $12,524)		9,156

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		5,265

Total Short-Term Instruments (Cost $5,265)		5,265

Total Investments in Securities (Cost $2,319,431)		1,902,014

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,497	131

Total Short-Term Instruments (Cost $131)		131

Total Investments in Affiliates (Cost $131)		131

Total Investments 105.8% (Cost $2,319,562)		$1,902,145
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $23,390)		285
Other Assets and Liabilities, net (5.8)%		(104,186)

Net Assets 100.0%		$1,798,244

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$5,265	U.S. Treasury Notes 4.625% due 06/30/2025	$(5,370)	$5,265	$5,265

Total Repurchase Agreements	$(5,370)	$5,265	$5,265

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.180%	06/14/2023	07/05/2023	$(14,747)	$(14,787)
5.180	06/20/2023	07/05/2023	(6,309)	(6,320)
BSN	5.180	05/04/2023	07/06/2023	(45,375)	(45,767)
JPS	5.200	06/30/2023	07/06/2023	(9,436)	(9,440)

Total Reverse Repurchase Agreements	$(76,314)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.260%	06/27/2023	08/25/2023	$(42,800)	$(42,838)

Total Sale-Buyback Transactions	$(42,838)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2053	$17,000	$(16,083)	$(15,969)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2053	3,000	(2,900)	(2,886)

Total Short Sales (1.0)%	$(18,983)	$(18,855)

(d)	Securities with an aggregate market value of $118,855 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(254,725) at a weighted average interest rate of 4.973%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(331) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	2,227	$452,847	$(4,173)	$0	$(70)
U.S. Treasury 10-Year Note September Futures	09/2023	14,227	1,597,203	(28,158)	2,001	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	2,316	274,301	(1,691)	687	0

$(34,022)	$2,688	$(70)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	3,584	$(383,824)	$7,664	$0	$0
U.S. Treasury Long-Term Bond September Futures	09/2023	2,354	(298,737)	530	0	(1,765)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	1,155	(157,333)	(1,801)	0	(1,444)

$6,393	$0	$(3,209)

Total Futures Contracts	$(27,629)	$2,688	$(3,279)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$1,106,600	$10,810	$6,145	$16,955	$1,491	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	09/21/2023	$40,000	$0	$(571)	$(571)	$0	$(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024	474,100	1,162	(9,610)	(8,448)	88	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	1,159,500	1,336	(13,216)	(11,880)	58	0
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	6,543	6,530	0	(307)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	4,906	15,001	0	(457)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023	40,000	0	575	575	19	0

$12,580	$(11,373)	$1,207	$165	$(780)

Total Swap Agreements	$23,390	$(5,228)	$18,162	$1,656	$(780)

(f)	Securities with an aggregate market value of $75,203 and cash of $2,016 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
U.S. Government Agencies	$0	$69,539	$0	$69,539
U.S. Treasury Obligations	0	1,774,240	0	1,774,240
Non-Agency Mortgage-Backed Securities	0	43,411	403	43,814
Asset-Backed Securities	0	9,071	85	9,156
Short-Term Instruments
Repurchase Agreements	0	5,265	0	5,265

	$0	$1,901,526	$488	$1,902,014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$131	$0	$0	$131

Total Investments	$131	$1,901,526	$488	$1,902,145

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,855)	$0	$(18,855)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,344	$0	$4,344

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4,059)	$0	$(4,059)

Total Financial Derivative Instruments	$0	$285	$0	$285

Totals	$131	$1,882,956	$488	$1,883,575

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	9.2%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.8%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	4.2%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	18.7%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio’s shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options,

Notes to Financial Statements (Cont.)

futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of June 30, 2023, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Authority: Multi-RAE PLUS Fund	$19,536	$246	$0	$0	$76	$19,858	$246	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$200,572	$535,262	$(567,401)	$36	$17	$168,486	$3,162	$0
PIMCO All Asset: Multi-RAE PLUS Fund	181	2	0	0	0	183	2	0
PIMCO All Asset: Multi-Real Fund	142	271,967	(247,100)	4	0	25,013	167	0
PIMCO EM Bond and Short-Term Investments Portfolio	12,887	156	(1,000)	(9)	10	12,044	155	0
PIMCO High Yield and Short-Term Investments Portfolio	13,304	17,049	(20,400)	4	0	9,957	149	0
PIMCO Investment Grade Credit Bond Portfolio	282,246	357,310	(243,601)	(6)	45	395,994	4,410	0
PIMCO Long Duration Credit Bond Portfolio	285,554	2,403,063	(2,530,300)	60	14	158,391	1,563	0
PIMCO Mortgage and Short-Term Investments Portfolio	15,645	133,642	(136,200)	8	(1)	13,094	241	0
PIMCO Municipal Portfolio	7,018	7,294	(8,200)	0	1	6,113	94	0
PIMCO Real Return Portfolio	4,622	26,027	(28,600)	(4)	0	2,045	27	0
PIMCO Sector Fund Series – I	6,035	41	(6000)	0	1	77	41	0
PIMCO Short-Term Portfolio	13,470	34,067	(30,700)	1	1	16,839	167	0
PIMCO U.S. Government and Short-Term Investments Portfolio	19,851	428,566	(448,300)	17	(3)	131	266	0
PIMCO International Portfolio	99,231	1,190	(8,601)	(121)	131	91,830	1,190	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2023 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2023	Dividend Income	Shares Held at 06/30/2023
Xfit Brands, Inc.	$41	$0	$0	$0	$168	$209	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	PER	Pershing LLC
BOO	BoA Securities, Inc (Repo Only)	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	MSC	Morgan Stanley & Co. LLC.	STR	State Street FICC Repo
CIB	Canadian Imperial Bank of Commerce	MSR	Morgan Stanley & Co LLC FICC Repo	TDM	TD Securities (USA) LLC
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	THB	Thai Baht
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUTKCALM	Tokyo Overnight Average Rate
AMZX	Alerian MLP Total Return Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index
BADLARPP	Argentina Badlar Floating Rate Notes	ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PRIME	Daily US Prime Rate
BCOMTR	Bloomberg Commodity Index Total Return	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BRENT	Brent Crude	EUR001M	1 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
CMBX	Commercial Mortgage-Backed Index	LIBOR01M	1 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
AID	Agency International Development	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	oz.	Ounce